Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the period ended August 31, 2021

Schedule of Investments (unaudited)

CONVERTIBLE FUND August 31, 2021

Investments			Shares (000)		Fair Value
LONG-TERM INVESTMENTS 99.10%

COMMON STOCKS 0.75%

Biotechnology
Arena Pharmaceuticals, Inc.*				139	$7,355,880
Rocket Pharmaceuticals, Inc.*				153	5,234,130
Total Common Stocks (cost $12,840,911)					12,590,010

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 85.34%

Agriculture 1.08%
Turning Point Brands, Inc.	2.50%	7/15/2024		$15,500	18,052,639

Airlines 1.02%
JetBlue Airways Corp.†	0.50%	4/1/2026		17,240	17,034,269

Apparel 0.74%
Kering SA(a)	Zero Coupon	9/30/2022	EUR	9,000	12,322,359

Auto Manufacturers 2.07%
Ford Motor Co.†	Zero Coupon	3/15/2026		$18,370	19,152,320
Tesla, Inc.	2.00%	5/15/2024		1,305	15,451,200
Total					34,603,520

Biotechnology 2.72%
Apellis Pharmaceuticals, Inc.	3.50%	9/15/2026		3,110	6,021,737
Bridgebio Pharma, Inc.†	2.25%	2/1/2029		22,165	19,737,519
Insmed, Inc.	0.75%	6/1/2028		18,225	19,721,888
Total					45,481,144

Commercial Services 4.70%
Euronet Worldwide, Inc.	0.75%	3/15/2049		26,475	30,169,473
Shift4 Payments, Inc.†	0.50%	8/1/2027		3,657	3,744,037
Square, Inc.†	Zero Coupon	5/1/2026		9,725	11,694,365
Square, Inc.†	0.25%	11/1/2027		26,650	33,052,744
Total					78,660,619

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computers 5.85%
Rapid7, Inc.†	0.25%	3/15/2027	$20,970	$27,550,386
Western Digital Corp.	1.50%	2/1/2024	48,760	50,016,590
Zscaler, Inc.	0.125%	7/1/2025	10,545	20,304,211
Total				97,871,187

Diversified Financial Services 1.51%
Coinbase Global, Inc.†	0.50%	6/1/2026	15,325	16,266,497
Upstart Holdings, Inc.†	0.25%	8/15/2026	7,985	9,033,737
Total				25,300,234

Electrical Components & Equipment 0.47%
SunPower Corp.	4.00%	1/15/2023	6,550	7,868,515

Energy-Alternate Sources 2.05%
Green Plains, Inc.	2.25%	3/15/2027	9,550	12,785,540
Plug Power, Inc.	3.75%	6/1/2025	1,300	6,772,025
SolarEdge Technologies, Inc. (Israel)†(b)	Zero Coupon	9/15/2025	6,400	8,246,795
Sunrun, Inc.†	Zero Coupon	2/1/2026	7,545	6,481,104
Total				34,285,464

Engineering & Construction 0.85%
Granite Construction, Inc.	2.75%	11/1/2024	10,165	14,331,166

Entertainment 1.33%
Live Nation Entertainment, Inc.	2.50%	3/15/2023	16,040	22,276,352

Health Care-Products 3.41%
CONMED Corp.	2.625%	2/1/2024	9,245	14,371,385
Insulet Corp.	0.375%	9/1/2026	18,615	26,889,159
Repligen Corp.	0.375%	7/15/2024	6,380	15,778,378
Total				57,038,922

Health Care-Services 0.65%
Anthem, Inc.	2.75%	10/15/2042	2,045	10,849,472

Internet 24.64%
21Vianet Group, Inc. (China)†(b)	Zero Coupon	2/1/2026	28,493	24,147,817
Airbnb, Inc.†	Zero Coupon	3/15/2026	17,100	16,476,632
Etsy, Inc.†	0.25%	6/15/2028	18,960	21,725,006
Expedia Group, Inc.†	Zero Coupon	2/15/2026	18,580	19,506,329
fuboTV, Inc.†	3.25%	2/15/2026	16,370	15,854,384
iQIYI, Inc. (China)(b)	2.00%	4/1/2025	27,215	23,119,088

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Internet (continued)
MakeMyTrip Ltd. (India)†(b)	Zero Coupon	2/15/2028		$15,310	$14,798,018
Match Group Financeco 2, Inc.†	0.875%	6/15/2026		15,245	25,562,409
MercadoLibre, Inc. (Argentina)(b)	2.00%	8/15/2028		4,060	17,215,717
Sea Ltd. (Singapore)(b)	2.375%	12/1/2025		3,350	12,644,945
Shopify, Inc. (Canada)(b)	0.125%	11/1/2025		15,192	20,143,073
Snap, Inc.	0.75%	8/1/2026		13,330	44,721,888
Twitter, Inc.	0.25%	6/15/2024		13,975	18,333,802
Twitter, Inc.	1.00%	9/15/2021		25,550	25,594,183
Uber Technologies, Inc.†	Zero Coupon	12/15/2025		26,905	25,229,173
Wayfair, Inc.	0.625%	10/1/2025		38,539	39,766,698
Weibo Corp. (China)(b)	1.25%	11/15/2022		39,370	38,271,042
Zillow Group, Inc.	2.75%	5/15/2025		5,715	9,415,463
Total					412,525,667

Leisure Time 1.95%
Callaway Golf Co.	2.75%	5/1/2026		8,370	14,840,860
Royal Caribbean Cruises Ltd.	4.25%	6/15/2023		13,130	17,741,781
Total					32,582,641

Machinery-Diversified 2.55%
Chart Industries, Inc.†	1.00%	11/15/2024		6,550	21,007,150
Middleby Corp. (The)†	1.00%	9/1/2025		14,320	21,643,891
Total					42,651,041

Media 1.11%
Liberty Media Corp-Liberty Formula One	1.00%	1/30/2023		13,300	18,669,999

Miscellaneous Manufacturing 0.76%
John Bean Technologies Corp.†	0.25%	5/15/2026		11,891	12,762,434

Oil & Gas 1.27%
EQT Corp.	1.75%	5/1/2026		14,465	21,303,479

Pharmaceuticals 4.86%
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	62,420	49,165,676
Dexcom, Inc.	0.75%	12/1/2023		$9,995	32,190,147
Total					81,355,823

Real Estate Investment Trusts 2.14%
IH Merger Sub LLC	3.50%	1/15/2022		9,240	16,718,856
IIP Operating Partnership LP†	3.75%	2/21/2024		5,110	19,149,725
Total					35,868,581

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 4.14%
Burlington Stores, Inc.	2.25%	4/15/2025	$12,894	$19,443,849
Dick’s Sporting Goods, Inc.	3.25%	4/15/2025	6,565	26,928,809
RH	Zero Coupon	6/15/2023	6,370	22,967,672
Total				69,340,330

Semiconductors 2.25%
Microchip Technology, Inc.	1.625%	2/15/2025	3,319	11,546,344
ON Semiconductor Corp.†	Zero Coupon	5/1/2027	8,874	10,180,369
Teradyne, Inc.	1.25%	12/15/2023	4,175	15,898,922
Total				37,625,635

Software 6.90%
Avalara, Inc.†	0.25%	8/1/2026	10,730	11,273,866
Bentley Systems, Inc.†	0.125%	1/15/2026	15,290	18,309,775
Cerence, Inc.	3.00%	6/1/2025	3,565	10,659,524
Five9, Inc.	0.50%	6/1/2025	11,035	15,049,533
HubSpot, Inc.	0.375%	6/1/2025	9,650	23,871,687
MongoDB, Inc.	0.25%	1/15/2026	9,865	19,304,572
ServiceNow, Inc.	Zero Coupon	6/1/2022	3,580	17,088,236
Total				115,557,193

Transportation 4.32%
Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024	9,580	12,807,262
CryoPort, Inc.†	3.00%	6/1/2025	5,900	16,520,000
Scorpio Tankers, Inc. (Monaco)†(b)	3.00%	5/15/2025	44,558	43,031,561
Total				72,358,823
Total Convertible Bonds (cost $1,308,890,565)				1,428,577,508

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCKS 13.01%

Auto Parts & Equipment 1.45%
Aptiv plc (Ireland)(b)	5.50%		141	24,236,520

Banks 1.18%
Bank of America Corp.	7.25%		13	19,671,200

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2021

Investments	Dividend Rate	Shares (000)	Fair Value
Electric 3.28%
Algonquin Power & Utilities Corp. (Canada)(b)	7.75%	262	$13,231,000
NextEra Energy, Inc.	4.872%	676	41,751,366
Total			54,982,366

Health Care-Products 3.75%
Boston Scientific Corp.	5.50%	168	20,150,832
Danaher Corp.	4.75%	20	42,616,926
Total			62,767,758

Media 0.69%
ViacomCBS, Inc.	5.75%	170	11,467,099

Semiconductors 2.66%
Broadcom, Inc.	8.00%	28	44,609,236
Total Convertible Preferred Stocks (cost $193,315,817)			217,734,179
Total Long-Term Investments (cost $1,515,047,293)			1,658,901,697

		Principal Amount (000)

SHORT-TERM INVESTMENTS 0.97%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $16,459,900 of U.S. Treasury Note at 0.375% due 8/15/2024; value: $16,452,296; proceeds: $16,129,628 (cost $16,129,628)		$16,130	16,129,628
Total Investments in Securities 100.07% (cost $1,531,176,921)			1,675,031,325
Other Assets and Liabilities - Net(c) (0.07%)			(1,106,087)
Net Assets 100.00%			$1,673,925,238
CAD	Canadian dollar.
EUR	Euro Currency.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $558,337,988, which represents 33.36% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2021

Open Forward Foreign Currency Exchange Contracts at August 31, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Sell	Bank of America	10/20/2021	1,455,000	$1,162,478	$1,153,163	$9,315
Canadian dollar	Sell	Morgan Stanley	10/20/2021	3,933,000	3,127,796	3,117,107	10,689
Euro	Sell	State Street Bank and Trust	9/10/2021	16,441,000	19,974,188	19,415,579	558,609
Euro	Sell	State Street Bank and Trust	9/10/2021	5,483,000	6,508,967	6,475,009	33,958
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$612,571

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Buy	State Street Bank and Trust	9/10/2021	700,000	$832,472	$826,647	$(5,825)
Euro	Buy	Toronto Dominion Bank	9/10/2021	10,600,000	12,589,922	12,517,799	(72,123)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2021	5,475,000	4,262,794	4,339,223	(76,429)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2021	50,680,000	39,710,399	40,166,538	(456,139)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(610,516)

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$12,590,010	$–	$–	$12,590,010
Convertible Bonds	–	1,428,577,508	–	1,428,577,508
Convertible Preferred Stocks	217,734,179	–	–	217,734,179
Short-Term Investments
Repurchase Agreements	–	16,129,628	–	16,129,628
Total	$230,324,189	$1,444,707,136	$–	$1,675,031,325
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$612,571	$–	$612,571
Liabilities	–	(610,516)	–	(610,516)
Total	$–	$2,055	$–	$2,055

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 104.60%

ASSET-BACKED SECURITIES 15.80%

Auto Floor Plan 0.23%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$4,263		$4,911,165

Automobiles 5.92%
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%	12/13/2023	244		244,017
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	234		234,380
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	245		245,519
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	653		663,164
BMW Vehicle Owner Trust 2020-A A2	0.39%	2/27/2023	1,352		1,352,636
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	592		593,573
CarMax Auto Owner Trust 2020-1 C	2.34%	11/17/2025	763		788,147
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	12,742		12,744,943
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	20		19,682
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	824		837,395
CPS Auto Receivables Trust 2020-B A†	1.15%	7/17/2023	167		166,987
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,772		1,781,719
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	404		405,413
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	70		69,980
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	375		375,644
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	625		627,687
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	4,188		4,189,071
Flagship Credit Auto Trust 2021-2 C†	1.27%	6/15/2027	7,325		7,336,272
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	13,149		13,149,281
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	22		22,484
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	1,849		1,849,681
Ford Credit Auto Owner Trust REV1 2021-1 C†	1.91%	10/17/2033	1,800		1,818,147
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	–	(a)	–	(a)
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	1,103		1,109,176
GM Financial Consumer Automobile Receivables Trust 2018-4 A3	3.21%	10/16/2023	1,381		1,394,309
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	6,350		6,430,950
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	660		660,860

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%		3/15/2023	$12,334	$12,335,077
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%		11/14/2028	3,150	3,446,865
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%		11/15/2023	6,906	6,907,949
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	17,743	17,742,473
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%		12/20/2022	527	527,216
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,285	1,320,433
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	4,596	4,606,798
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	3,875	4,002,438
World Omni Auto Receivables Trust 2018-B A3	2.87%		7/17/2023	524	526,898
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	13,353	13,353,898
Total					123,881,162

Credit Card 0.90%
Capital One Multi-Asset Execution Trust 2005-B3 B3	0.676% (3 Mo. LIBOR + .55%)	#	5/15/2028	2,677	2,663,134
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	9,100	9,194,795
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	4,000	4,030,535
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	2,832	2,835,645
Total					18,724,109

Others 8.22%
Apidos CLO XXXV 2021-35A A†	1.249% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	2,250	2,251,054
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	1.496% (1 Mo. LIBOR + 1.40%)	#	5/15/2036	5,760	5,772,415
Ares LVII CLO Ltd. 2020-57A D†	4.475% (3 Mo. LIBOR + 4.35%)	#	10/25/2031	2,000	2,002,203
Avery Point IV CLO Ltd. 2014-1A BR†	1.725% (3 Mo. LIBOR + 1.60%)	#	4/25/2026	59	59,050
Barings CLO Ltd. 2019-3A BR†	1.734% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	3,080	3,079,697
BlueMountain CLO Ltd. 2015-2A A1R†	1.064% (3 Mo. LIBOR + .93%)	#	7/18/2027	314	314,168
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%)	#	4/15/2034	8,520	8,526,390
CBAM Ltd. 2017-1A D†	3.884% (3 Mo. LIBOR + 3.75%)	#	7/20/2030	2,850	2,858,385

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
CIFC Funding I Ltd. 2021-1A A1†	1.235% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	$8,040	$8,050,050
Dell Equipment Finance Trust 2019-2 A3†	1.91%		10/22/2024	5,042	5,075,649
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	374	378,206
Dryden 61 CLO Ltd. 2018-61A A1R†	1.124% (3 Mo. LIBOR + .99%)	#	1/17/2032	5,060	5,059,982
Dryden Senior Loan Fund 2017-47A BR†	1.596% (3 Mo. LIBOR + 1.47%)	#	4/15/2028	6,200	6,198,292
Eaton Vance CLO Ltd. 2013-1A A13R†	1.376% (3 Mo. LIBOR + 1.25%)	#	1/15/2034	4,510	4,534,539
Elmwood CLO VIII Ltd. 2021 1A A1†	1.374% (3 Mo. LIBOR + 1.24%)	#	1/20/2034	3,490	3,493,575
Encina Equipment Finance LLC 2021-1A D†	1.69%		11/15/2027	4,500	4,509,652
Galaxy XXI CLO Ltd. 2015-21A AR†	1.154% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	485	485,251
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.275% (3 Mo. LIBOR + 2.15%)	#	7/25/2027	448	441,888
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	519	590,609
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,188	1,276,084
Kayne CLO 5 Ltd. 2019-5A A†	1.475% (3 Mo. LIBOR + 1.35%)	#	7/24/2032	4,000	4,005,146
Kayne CLO Ltd. 2020-7A A1†	1.334% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	4,578	4,589,562
Kayne CLO Ltd. 2021-10A A†	Zero Coupon	#(b)	4/23/2034	6,640	6,648,317
KKR CLO Ltd-29A A†	1.326% (3 Mo. LIBOR + 1.20%)	#	1/15/2032	2,950	2,953,679
KKR CLO Ltd.18 B†	1.834% (3 Mo. LIBOR + 1.70%)	#	7/18/2030	2,072	2,074,711
KKR CLO Ltd.18 D†	3.734% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	332	332,668
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	5,712	5,896,582
Lendmark Funding Trust 2021-1A C†	3.41%		11/20/2031	2,000	2,045,305
Logan CLO I Ltd. 2021-1A A†	1.313% (3 Mo. LIBOR + 1.16%)	#	7/20/2034	2,800	2,801,734
Marble Point CLO XVII Ltd. 2020-1A A†	1.434% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,824	2,826,708
Mariner Finance Issuance Trust 2021-AA D†	3.83%		3/20/2036	2,600	2,698,822
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	5,750	6,097,512
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,517	5,872,950

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Others (continued)
MF1 Ltd. 2021-FL6 AS†	1.546% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	$6,640		$6,657,538
Mountain View CLO 2014-1 Ltd. 2014-1A CRR†	2.126% (3 Mo. LIBOR + 2.00%)	#	10/15/2026	1,700		1,701,361
Mountain View CLO LLC 2017-1A AR†	1.216% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	2,645		2,645,995
Mountain View CLO X Ltd. 2015-10A AR†	0.949% (3 Mo. LIBOR + .82%)	#	10/13/2027	867		867,680
OCP CLO Ltd. 2019-16A AR†	1.119% (3 Mo. LIBOR + 1.00%)	#	4/10/2033	4,860		4,860,134
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.634% (3 Mo. LIBOR + 1.50%)	#	10/20/2031	3,500		3,508,786
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	5,645		5,908,384
Palmer Square CLO Ltd. 2021-2A A†	1.256% (3 Mo. LIBOR + 1.15%)	#	7/15/2034	5,340		5,344,881
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,401		1,448,071
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,285		3,407,546
SCF Equipment Leasing LLC 2021-1A C†	1.54%		10/21/2030	4,325		4,342,083
Shackleton CLO Ltd. 2016-9A B†	2.034% (3 Mo. LIBOR + 1.90%)	#	10/20/2028	1,070		1,071,687
TCI-Flatiron CLO Ltd. 2016-1A AR2†	1.284% (3 Mo. LIBOR + 1.15%)	#	1/17/2032	4,410		4,408,898
THL Credit Wind River Clo Ltd. 2017-3A DR†	3.976% (3 Mo. LIBOR + 3.85%)	#	4/15/2035	2,000		2,022,000
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	3,898		3,913,125
USQ Rail II LLC 2021-3 A†	2.21%		6/28/2051	5,540		5,590,774
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	309		312,791
Total						171,812,569

Student Loans 0.53%
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	–	(a)	–
Massachusetts Educational Financing Authority 2008-1 A1	1.075% (3 Mo. LIBOR + .95%)	#	4/25/2038	727		729,888
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,088		1,146,060
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	5,729		5,752,780

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Student Loans (continued)
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.395% (3 Mo. LIBOR + .27%)	#	4/25/2038	$580	$553,523
SLC Student Loan Trust 2008-1 A4A	1.719% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	1,955	1,977,894
Towd Point Asset Trust 2018-SL1 A†	0.684% (1 Mo. LIBOR + .60%)	#	1/25/2046	888	883,064
Total					11,043,209
Total Asset-Backed Securities (cost $328,044,913)					330,372,214

CORPORATE BONDS 24.98%

Aerospace/Defense 0.43%
Boeing Co. (The)	4.875%		5/1/2025	1,812	2,026,398
Boeing Co. (The)	5.04%		5/1/2027	6,056	6,985,868
Total					9,012,266

Agriculture 0.41%
BAT Capital Corp.	3.557%		8/15/2027	3,114	3,372,006
BAT Capital Corp.	4.39%		8/15/2037	3,348	3,644,921
BAT Capital Corp.	4.70%		4/2/2027	1,302	1,479,996
Total					8,496,923

Airlines 0.11%
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(c)	4.25%		5/15/2034	2,146	2,307,662

Auto Manufacturers 0.62%
Ford Motor Co.	7.45%		7/16/2031	3,160	4,162,336
General Motors Co.	6.60%		4/1/2036	6,423	8,794,970
Total					12,957,306

Banks 5.77%
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	14,182	14,748,939
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	4,807	5,319,019
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	1,698	1,917,368
Bank of America Corp.	4.00%		1/22/2025	1,716	1,876,310
Bank of America Corp.	4.25%		10/22/2026	4,291	4,876,014
Bank of America Corp.	4.45%		3/3/2026	940	1,060,859
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	9,393	9,765,844

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks (continued)
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028		$7,031	$7,835,659
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030		6,228	7,078,797
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		7,749	7,837,454
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		1,071	1,562,481
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032		7,324	7,561,437
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		1,452	1,602,316
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028		9,750	10,846,120
JPMorgan Chase & Co.	3.96% (3 Mo. LIBOR + 1.25%)	#	1/29/2027		2,137	2,380,672
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%)	#	–	(d)	2,230	2,323,548
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 Yr Treasury CMT + 1.70%)	#	3/3/2036		4,585	4,613,582
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029		3,121	3,615,108
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		4,126	4,138,715
Morgan Stanley	3.625%		1/20/2027		1,033	1,150,045
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030		2,424	2,828,244
National Australia Bank Ltd. (Australia)†(c)	2.99%		5/21/2031		2,374	2,440,944
Santander Holdings USA, Inc.	4.40%		7/13/2027		3,813	4,307,797
UBS AG (Switzerland)(c)	5.125%		5/15/2024		1,694	1,863,183
Wells Fargo Bank NA	5.85%		2/1/2037		5,275	7,224,627
Total						120,775,082

Biotechnology 0.23%
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030		4,898	4,715,758

Commercial Services 0.16%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%		7/30/2027		1,839	1,940,603
CoStar Group, Inc.†	2.80%		7/15/2030		1,368	1,406,515
Total						3,347,118

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computers 0.39%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	$2,030	$2,049,590
Dell International LLC/EMC Corp.	6.02%	6/15/2026	2,950	3,525,276
Dell International LLC/EMC Corp.	8.35%	7/15/2046	1,611	2,648,366
Total				8,223,232

Diversified Financial Services 2.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	2,732	2,896,838
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%	1/23/2028	6,194	6,646,590
Ally Financial, Inc.	8.00%	11/1/2031	5,040	7,396,761
Aviation Capital Group LLC†	1.95%	1/30/2026	3,877	3,899,993
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026	3,129	3,123,728
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	989	1,072,963
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%	5/15/2024	4,791	5,256,621
Navient Corp.	6.75%	6/15/2026	1,795	2,028,350
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,164	1,339,397
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	813,360
OneMain Finance Corp.	6.125%	3/15/2024	1,755	1,888,819
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024	3,956	4,342,954
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	1,239	1,266,878
SURA Asset Management SA (Columbia)†(c)	4.875%	4/17/2024	1,835	1,979,983
Total				43,953,235

Electric 2.01%
AES Corp. (The)†	3.95%	7/15/2030	2,586	2,886,597
Calpine Corp.†	5.00%	2/1/2031	1,850	1,884,835
Emera US Finance LP	4.75%	6/15/2046	3,338	3,976,625
IPALCO Enterprises, Inc.	4.25%	5/1/2030	3,909	4,449,277
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	3,750	3,920,700
NRG Energy, Inc.†	3.625%	2/15/2031	4,010	4,085,348
NRG Energy, Inc.†	5.25%	6/15/2029	1,834	1,993,466
Oglethorpe Power Corp.	5.95%	11/1/2039	1,032	1,414,523
Ohio Edison Co.	8.25%	10/15/2038	2,655	4,349,062
Pacific Gas and Electric Co.	4.55%	7/1/2030	6,350	6,762,895

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric (continued)
Pennsylvania Electric Co.†	3.60%	6/1/2029	$1,682	$1,824,877
PSEG Power LLC	8.625%	4/15/2031	2,855	4,512,823
Total				42,061,028

Engineering & Construction 0.07%
Cellnex Finance Co. S.A. (Spain)†(c)	3.875%	7/7/2041	1,365	1,380,930

Food 0.63%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	938	994,280
Bimbo Bakeries USA, Inc.†	4.00%	5/17/2051	3,550	3,936,330
Kraft Heinz Foods Co.	3.75%	4/1/2030	5,734	6,343,649
Kraft Heinz Foods Co.	4.375%	6/1/2046	793	921,100
Kraft Heinz Foods Co.	4.875%	10/1/2049	758	944,230
Total				13,139,589

Forest Products & Paper 0.13%
Suzano Austria GmbH (Brazil)(c)	3.75%	1/15/2031	2,511	2,639,714

Gas 0.37%
National Fuel Gas Co.	3.95%	9/15/2027	7,200	7,810,107

Health Care-Services 0.68%
Centene Corp.	2.45%	7/15/2028	1,541	1,565,760
Centene Corp.	2.625%	8/1/2031	2,165	2,197,475
DaVita, Inc.†	3.75%	2/15/2031	1,990	1,969,105
HCA, Inc.	5.50%	6/15/2047	4,550	6,021,951
Legacy LifePoint Health LLC†	4.375%	2/15/2027	1,819	1,816,726
Universal Health Services, Inc.†	5.00%	6/1/2026	632	649,822
Total				14,220,839

Home Builders 0.60%
NVR, Inc.	3.00%	5/15/2030	5,329	5,656,281
PulteGroup, Inc.	6.375%	5/15/2033	2,137	2,866,476
Shea Homes LP†	4.75%	4/1/2029	1,965	2,032,409
Toll Brothers Finance Corp.	3.80%	11/1/2029	1,916	2,088,153
Total				12,643,319

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.51%
Assurant, Inc.	2.65%	1/15/2032	$2,039	$2,053,204
First American Financial Corp.	2.40%	8/15/2031	2,703	2,671,710
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,592	6,056,801
Total				10,781,715

Internet 0.65%
Baidu, Inc. (China)(c)	3.075%	4/7/2025	3,237	3,430,815
Meituan (China)†(c)	3.05%	10/28/2030	4,090	3,877,505
Netflix, Inc.†	4.875%	6/15/2030	2,158	2,585,780
Netflix, Inc.	6.375%	5/15/2029	2,971	3,810,620
Total				13,704,720

Investment Companies 0.17%
Owl Rock Capital Corp.	2.875%	6/11/2028	2,396	2,411,259
Temasek Financial I Ltd. (Singapore)†(c)	2.50%	10/6/2070	1,180	1,136,919
Total				3,548,178

Machinery-Diversified 0.19%
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	3,498	3,888,088

Media 0.63%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,875	1,986,244
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	1,982	2,769,400
CSC Holdings LLC†	6.50%	2/1/2029	3,190	3,524,950
Time Warner Cable LLC	7.30%	7/1/2038	3,385	4,936,887
Total				13,217,481

Mining 1.14%
Anglo American Capital plc (United Kingdom)†(c)	3.625%	9/11/2024	695	750,044
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	5,893	6,807,096
Antofagasta plc (Chile)†(c)	2.375%	10/14/2030	2,032	1,979,077
Freeport-McMoRan, Inc.	4.125%	3/1/2028	1,909	2,002,064
Freeport-McMoRan, Inc.	4.625%	8/1/2030	3,635	4,012,131
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	3,084	4,018,468
Glencore Funding LLC†	2.85%	4/27/2031	3,165	3,241,955
Yamana Gold, Inc. (Canada)†(c)	2.63%	8/15/2031	1,129	1,125,835
Total				23,936,670

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Miscellaneous Manufacturing 0.35%
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%)	#	-	(d)	$7,485	$7,277,534

Oil & Gas 1.97%
Apache Corp.	4.75%		4/15/2043		4,176	4,485,462
Continental Resources, Inc.	4.90%		6/1/2044		4,782	5,393,140
Diamondback Energy, Inc.	3.50%		12/1/2029		4,851	5,229,450
Diamondback Energy, Inc.	4.75%		5/31/2025		8,988	10,067,121
Eni SpA (Italy)†(c)	5.70%		10/1/2040		5,053	6,523,425
Qatar Petroleum (Qatar)†(c)	3.125%		7/12/2041		2,800	2,888,620
SA Global Sukuk Ltd.†	2.694%		6/17/2031		5,000	5,124,090
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%		8/15/2030		1,400	1,440,600
Total						41,151,908

Oil & Gas Services 0.84%
Halliburton Co.	5.00%		11/15/2045		3,601	4,333,899
Halliburton Co.	7.45%		9/15/2039		2,595	3,791,487
NOV, Inc.	3.60%		12/1/2029		8,885	9,395,835
Total						17,521,221

Packaging & Containers 0.18%
Ball Corp.	2.875%		8/15/2030		3,706	3,720,046

Pharmaceuticals 0.75%
Bayer Corp.†	6.65%		2/15/2028		1,425	1,800,300
Bayer US Finance II LLC†	3.875%		12/15/2023		7,168	7,648,032
Bayer US Finance II LLC†	4.375%		12/15/2028		5,525	6,349,899
Total						15,798,231

Pipelines 0.74%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%		11/2/2047		3,460	4,169,407
Eastern Gas Transmission & Storage, Inc.†	3.00%		11/15/2029		2,436	2,594,185
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040		4,400	4,529,220
NGPL PipeCo LLC†	3.25%		7/15/2031		3,973	4,107,782
Total						15,400,594

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.66%
American Campus Communities Operating Partnership LP	3.875%	1/30/2031	$5,489	$6,163,900
American Homes 4 Rent LP	2.375%	7/15/2031	2,457	2,470,004
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	5,218	5,090,703
Total				13,724,607

Semiconductors 0.40%
SK Hynix, Inc. (South Korea)†(c)	2.375%	1/19/2031	4,100	4,059,500
Skyworks Solutions, Inc.	3.00%	6/1/2031	4,155	4,324,460
Total				8,383,960

Software 0.64%
Oracle Corp.	2.95%	4/1/2030	2,718	2,883,749
Oracle Corp.	6.125%	7/8/2039	1,391	1,922,218
Twilio, Inc.	3.875%	3/15/2031	1,955	2,045,683
VMware, Inc.	4.70%	5/15/2030	5,527	6,610,126
Total				13,461,776

Telecommunications 0.45%
AT&T, Inc.†	3.50%	9/15/2053	5,532	5,693,637
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	3,270	3,625,652
Total				9,319,289
Total Corporate Bonds (cost $497,451,213)				522,520,126

FLOATING RATE LOANS(e) 0.40%

Consumer Discretionary 0.21%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.09% (1 Mo. LIBOR + 2.00%)	3/10/2028	4,401	4,367,980

Healthcare 0.19%
Horizon Therapeutics USA Inc. 2021 Term Loan B	2.50% (1 Mo. LIBOR + 2.00%)	3/15/2028	4,101	4,089,218
Total Floating Rate Loans (cost $8,481,720)				8,457,198

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.74%

Japan 0.45%
Japan Finance Organization for Municipalities	2.00%	4/21/2022	9,350	9,467,193

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.29%
State of Qatar†	4.00%		3/14/2029	$5,175	$5,971,588
Total Foreign Government Obligations (cost $15,462,316)					15,438,781

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.143%	#(f)	2/25/2032	11,382	1,260,016
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(f)	2/16/2053	228	235,587
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,485,565)					1,495,603

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 10.48%
Federal National Mortgage Assoc.(g)	2.50%		TBA	61,150	63,514,785
Federal National Mortgage Assoc.(g)	3.00%		TBA	91,275	95,485,773
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	18,496	19,931,394
Government National Mortgage Assoc.(g)	2.50%		TBA	38,700	40,136,133
Total Government Sponsored Enterprises Pass-Throughs (cost $218,062,696)					219,068,085

MUNICIPAL BONDS 0.73%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	640	647,617
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,509	1,613,530
New Jersey Educational Facilities Authority	3.636%		9/1/2029	1,319	1,474,712
New Jersey Educational Facilities Authority	3.836%		9/1/2036	1,592	1,748,334
New York City Transitional Finance Authority Futur	2.69%		5/1/2033	8,450	8,865,475
Regents of the University of California Medical Ce	3.006%		5/15/2050	950	973,187
Total Municipal Bonds (cost $15,034,196)					15,322,855

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.09%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(f)	12/25/2059	421	424,148
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.046% (1 Mo. LIBOR + .95%)	#	6/15/2035	1,141	1,142,561
BBCMS Mortgage Trust 2019-BWAY A†	1.052% (1 Mo. LIBOR + 0.96%)	#	11/15/2034	1,510	1,507,630
BBCMS Mortgage Trust 2019-BWAY B†	1.406% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	664	660,649
BX Trust 2018-GW A†	0.896% (1 Mo. LIBOR + .80%)	#	5/15/2035	5,060	5,066,528

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)	#	12/15/2021	$1,690	$1,554,953
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.321%	#(f)	5/10/2047	15,552	416,332
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,169,002
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(f)	4/15/2049	709	552,475
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.113%	#(f)	8/10/2047	2,756	63,625
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.869%	#(f)	8/10/2047	4,440	3,974,598
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.451%	#(f)	2/10/2048	3,741	3,227,169
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.463%	#(f)	7/10/2050	620	676,427
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.463%	#(f)	7/10/2050	3,385	3,610,346
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.463%	#(f)	7/10/2050	1,471	1,356,188
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.696% (1 Mo. LIBOR + 1.60%)	#	5/15/2036	4,600	4,615,857
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(f)	2/25/2050	1,337	1,353,768
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	2,206	2,212,520
CSAIL Commercial Mortgage Trust 2015-C2 C	4.327%	#(f)	6/15/2057	325	307,339
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.534%	#(f)	11/15/2049	1,875	1,450,879
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	1,635	1,789,321
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	1,436	1,539,226
DBWF Mortgage Trust 2018-GLKS A†	1.116% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	2,000	2,002,708
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(f)	10/25/2059	776	779,135
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(f)	1/25/2060	620	623,110
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	1,552	1,559,360
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(f)	5/25/2065	2,172	2,191,418

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust 2021-ESH C†	1.796% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	$3,510	$3,534,785
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	414	418,790
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	2,547	2,560,914
Great Wolf Trust 2019-WOLF A†	1.13% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	6,000	6,010,775
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.046% (1 Mo. LIBOR + 0.95%)	#	7/15/2035	1,346	1,346,850
GS Mortgage Securities Trust 2015-GC32 C	4.609%	#(f)	7/10/2048	685	734,480
Hilton Orlando Trust 2018-ORL A†	1.016% (1 Mo. LIBOR + .92%)	#	12/15/2034	2,060	2,062,388
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,135,178
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(f)	8/5/2034	2,231	1,598,347
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.408%	#(f)	7/15/2048	2,629	2,769,840
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.396% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	2,292	2,296,868
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%)	#	11/15/2035	1,026	1,030,790
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.29% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	4,703	4,715,161
MF1 Ltd. 2020-FL3 B†	3.915% (SOFR + 3.86%)	#	7/15/2035	6,610	6,759,973
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(f)	1/26/2060	386	389,846
PFP Ltd. 2019-6 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	865	864,597
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,052	1,072,053
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(f)	2/25/2024	294	296,913
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(f)	2/25/2050	582	588,357
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(f)	4/25/2065	3,209	3,230,389
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,275	1,293,414
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	2,750	2,769,455
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(f)	3/25/2060	2,374	2,396,141

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(f)	3/25/2065	$2,790	$2,805,925
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(f)	4/25/2065	2,119	2,135,153
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(f)	7/15/2048	2,139	2,225,493
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(f)	11/15/2050	1,151	1,265,485
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.709%	#(f)	10/15/2057	19,988	293,183
Total Non-Agency Commercial Mortgage-Backed Securities (cost $106,129,277)					106,428,815

U.S. TREASURY OBLIGATIONS 46.31%
U.S. Treasury Bill	Zero Coupon		10/21/2021	160,000	159,990,000
U.S. Treasury Bill	Zero Coupon		1/27/2022	108,517	108,500,270
U.S. Treasury Bond	1.125%		5/15/2040	78,543	69,995,313
U.S. Treasury Bond	2.00%		8/15/2051	49,169	50,052,506
U.S. Treasury Bond	2.25%		8/15/2049	8,310	8,899,815
U.S. Treasury Note	0.125%		5/31/2023	130,300	130,198,203
U.S. Treasury Note	0.125%		6/30/2023	86,500	86,439,180
U.S. Treasury Note	0.375%		7/15/2024	106,600	106,595,836
U.S. Treasury Note	0.625%		7/31/2026	183,103	181,858,471
U.S. Treasury Note	1.25%		8/15/2031	43,637	43,418,815
U.S. Treasury Note	1.625%		5/15/2031	21,868	22,551,375
Total U.S. Treasury Obligations (cost $967,975,653)					968,499,784
Total Long-Term Investments (cost $2,158,127,549)					2,187,603,461

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 4.29%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $91,578,000 of U.S. Treasury Note at 0.375% due 08/15/2024; value: $91,535,695; proceeds: $89,740,783 (cost $89,740,783)	$89,741	$89,740,783
Total Investments in Securities 108.89% (cost $2,247,868,332)		2,277,344,244
Other Assets and Liabilities – Net(h) (8.89%)		(185,993,835)
Net Assets 100.00%		$2,091,350,409

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $492,108,158, which represents 23.53% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
(a)	Amount is less than $1,000.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2021(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.IG.36(4)(5)	Credit Suisse	1.00%	6/20/2026	$38,000,000	$(38,966,582)	$(749,518)	$(217,064)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $217,064.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

Cenrally Cleared Interest Rate Swap Contracts at August 31, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Bank of America(1)	CPI Urban Consumer NSA	2.545%	6/11/2026	$30,600,000	$29,890,470	$(709,530)
Bank of America(1)	CPI Urban Consumer NSA	2.5475%	6/11/2026	30,200,000	29,503,796	(696,204)
Bank of America(1)	CPI Urban Consumer NSA	2.6975%	8/11/2026	38,900,000	38,754,606	(145,394)
Total						$(1,551,128)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2021

Credit Default Swaps on Indexes - Sell Protection at August 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable/ Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Citibank	3.00%	11/17/2059	$6,600,000	$6,014,181	$(582,825)	$(2,994)	$(585,819)
Markit CMBX. NA.BBB.9	Goldman Sachs	3.00%	8/17/2061	2,050,000	1,949,227	(181,360)	80,587	(100,773)
Markit CMBX. NA.BBB.9	Goldman Sachs	3.00%	8/17/2061	2,050,000	1,949,227	(169,017)	68,244	(100,773)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	5,700,000	5,419,803	(463,056)	182,859	(280,197)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	4,100,000	3,898,455	(337,831)	136,286	(201,545)
Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	8/17/2061	2,000,000	1,901,685	(161,059)	62,744	(98,315)
						$(1,895,148)	$527,726	$(1,367,422)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $530,720. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,994.
(4)	Includes upfront payments received.

Open Futures Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2021	421	Long	$92,691,052	$92,758,141	$67,089
U.S. Ultra Treasury Bond	December 2021	719	Long	141,165,419	141,845,219	679,800
Total Unrealized Appreciation on Open Futures Contracts						$746,889

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2021	299	Short	$(48,629,787)	$(48,727,656)	$(97,869)

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$330,372,214	$–	$330,372,214
Corporate Bonds	–	522,520,126	–	522,520,126
Floating Rate Loans	–	8,457,198	–	8,457,198
Foreign Government Obligations	–	15,438,781	–	15,438,781
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,495,603	–	1,495,603
Government Sponsored Enterprises Pass-Throughs	–	219,068,085	–	219,068,085
Municipal Bonds	–	15,322,855	–	15,322,855
Non-Agency Commercial Mortgage-Backed Securities	–	106,428,815	–	106,428,815
U.S. Treasury Obligations	–	968,499,784	–	968,499,784
Short-Term Investments
Repurchase Agreements	–	89,740,783	–	89,740,783
Total	$–	$2,277,344,244	$–	$2,277,344,244
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(217,064)	–	(217,064)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,551,128)	–	(1,551,128)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,367,422)	–	(1,367,422)
Futures Contracts
Assets	746,889	–	–	746,889
Liabilities	(97,869)	–	–	(97,869)
Total	$649,020	$(3,135,614)	$–	$(2,486,594)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.79%

ASSET-BACKED SECURITIES 15.22%

Auto Floor Plan 0.24%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$603	$694,683
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%	10/15/2023	100	100,451
Total				795,134

Automobiles 7.56%
ACC Trust 2019-1 B†	4.47%	10/20/2022	70	70,613
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	2	2,254
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	56	55,978
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	507,782
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	513,396
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	1,869	1,869,258
Carvana Auto Receivables Trust 2020-P1†	2.84%	9/8/2027	380	380,020
Carvana Auto Receivables Trust 2021-P1†	2.16%	12/10/2027	226	226,500
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	434	440,219
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	24	24,018
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	117	117,055
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	411	415,457
CPS Auto Receivables Trust 2020-B D†	4.75%	4/15/2026	293	311,215
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	168	168,277
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	4	4,503
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,590	1,598,720
Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	25	25,035
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	797	823,214
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	275	278,191
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	4	3,909
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	78	78,906
Flagship Credit Auto Trust 2020-3 E†	4.98%	12/15/2027	422	454,134
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	598	598,439
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	1,909	1,908,767
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	451	457,710
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	880	891,218
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	1,790	1,790,576

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Prestige Auto Receivables Trust 2017-1A D†	3.61%		10/16/2023	$329	$330,823
Santander Consumer Auto Receivables Trust 2020-B†	7.03%		8/15/2028	1,738	1,929,153
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%		11/15/2023	1,006	1,006,276
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	2,523	2,522,626
Tricolor Auto Securitization Trust 2021-1A E†	3.23%		9/15/2026	500	500,746
Westlake Automobile Receivables Trust 2018-2A D†	4.00%		1/16/2024	585	588,737
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	139	139,304
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	57	58,572
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%		2/15/2023	26	26,142
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	275	276,203
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	500	516,444
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	1,100	1,102,695
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	1,920	1,920,168
Total					24,933,253

Credit Card 0.85%
First National Master Note Trust 2018-1 A	0.556% (1 Mo. LIBOR + .46%)	#	10/15/2024	105	105,050
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	1,000	1,007,634
Perimeter Master Note Business Trust 2019-2A C†	7.06%		5/15/2024	750	781,672
Perimeter Master Note Business Trust 2021-1A B†	4.17%		5/15/2024	500	499,391	(a)
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	402	402,517
Total					2,796,264

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Others 6.56%
AMMC CLO Ltd. 2016-19A BR†	1.926% (3 Mo. LIBOR + 1.80%)	#	10/16/2028		$500	$501,063
AMMC CLO Ltd. 2016-19A CR†	2.676% (3 Mo. LIBOR + 2.55%)	#	10/16/2028		500	504,545
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027		1,000	1,003,946
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 D†	2.596% (1 Mo. LIBOR + 2.50%)	#	5/15/2036		510	511,664
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 E†	3.046% (1 Mo. LIBOR + 2.95%)	#	5/15/2036		130	130,427
Barings CLO Ltd. 2018-3A D†	3.034% (3 Mo. LIBOR + 2.90%)	#	7/20/2029		350	345,078
BDS Ltd. 2019-FL3 A†	1.493% (1 Mo. LIBOR + 1.40%)	#	12/15/2035		40	40,498
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%)	#	4/15/2034		1,230	1,230,923
CBAM Ltd. 2017-1A D†	3.884% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		800	802,354
CIFC Funding I Ltd. 2021-1A A1†	1.235% (3 Mo. LIBOR + 1.11%)	#	4/25/2033		1,180	1,181,475
CoreVest American Finance Ltd. 2018-1 A†	3.804%		6/15/2051		59	60,817
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		19	18,863
Dryden 61 CLO Ltd. 2018-61A A1R†	1.124% (3 Mo. LIBOR + .99%)	#	1/17/2032		740	739,997
Dryden XXV Senior Loan Fund 2012-25A DRR†	3.126% (3 Mo. LIBOR + 3.00%)	#	10/15/2027		900	900,974
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	781	620,615
GreatAmerica Leasing Receivables Funding LLC Series 2019-1†	3.21%		2/18/2025		$110	113,136
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		65	74,255
Jamestown CLO VI-R Ltd. 2018-6RA A1†	1.275% (3 Mo. LIBOR + 1.15%)	#	4/25/2030		400	400,220
Kayne CLO Ltd. 2020-7A A1†	1.334% (3 Mo. LIBOR + 1.20%)	#	4/17/2033		721	722,582
Kayne CLO Ltd. 2021-10A A†	Zero Coupon	#(c)	4/23/2034		960	961,202
KKR CLO Ltd.10 B†	1.819% (3 Mo. LIBOR + 1.70%)	#	9/15/2029		1,250	1,249,632

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
KKR CLO Ltd.18 B†	1.834% (3 Mo. LIBOR + 1.70%)	#	7/18/2030	$250	$250,327
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031	315	353,433
Lendmark Funding Trust 2019-1A D†	5.34%		12/20/2027	675	693,718
M360 LLC 2019-CRE2 AS†	2.015% (SOFR30A + 1.96%)	#	9/15/2034	519	519,749
M360 LLC 2019-CRE2 B†	2.415% (SOFR30A + 2.36%)	#	9/15/2034	258	258,383
Marble Point CLO XVII Ltd. 2020-1A A†	1.434% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	429	429,322
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036	550	595,818
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	827	880,681
Mountain View CLO 2017-1A BR†	1.876% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	250	250,697
Niagara Park CLO Ltd. 2019-1A BR†	1.734% (3 Mo. LIBOR + 1.60%)	#	7/17/2032	850	850,062
OCP CLO Ltd. 2019-17A BR†	1.734% (3 Mo. LIBOR + 1.60%)	#	7/20/2032	720	716,852
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	104,666
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	66	66,214
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	5	5,323
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	24	24,832
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	102	105,886
Romark CLO Ltd. 2017-1A A2R†	1.788% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	830	828,412
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402	416,996
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	1,000	1,000,071
Signal Peak CLO 2 LLC 2015-1A DR2†	2.984% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	250	246,403
Signal Peak CLO 4 Ltd. 2017-4A D†	3.175% (3 Mo. LIBOR + 3.05%)	#	10/26/2029	500	502,522
TRTX Issuer Ltd. 2019-FL3 C†	2.265% (SOFR30A + 2.21%)	#	10/15/2034	411	409,511
Total					21,624,144

Student Loans 0.01%
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.395% (3 Mo. LIBOR + .27%	)#	4/25/2038	25	23,716
Total Asset-Backed Securities (cost $49,974,186)					50,172,511

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 41.81%

Advertising 0.09%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	$292	$304,775

Aerospace/Defense 0.93%
Boeing Co. (The)	4.875%	5/1/2025	1,230	1,375,535
Boeing Co. (The)	5.04%	5/1/2027	794	915,915
Boeing Co. (The)	5.15%	5/1/2030	451	534,073
TransDigm, Inc.	6.375%	6/15/2026	239	248,452
Total				3,073,975

Agriculture 1.26%
Altria Group, Inc.	4.80%	2/14/2029	475	552,970
BAT Capital Corp.	3.557%	8/15/2027	1,766	1,912,320
Imperial Brands Finance plc (United Kingdom)†(d)	3.875%	7/26/2029	509	552,211
MHP Lux SA (Luxembourg)†(d)	6.25%	9/19/2029	400	406,000
MHP Lux SA (Luxembourg)†(d)	6.95%	4/3/2026	200	212,845
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	508	522,107
Total				4,158,453

Airlines 0.75%
American Airlines Group, Inc.†	3.75%	3/1/2025	297	266,186
American Airlines, Inc.†	11.75%	7/15/2025	258	320,630
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(d)	4.25%	11/15/2032	285	306,099
Delta Air Lines, Inc.†	7.00%	5/1/2025	517	605,081
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025	247	265,019
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	251	280,044
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	249	262,541
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	156	176,865
Total				2,482,465

Apparel 0.18%
Levi Strauss & Co.†	3.50%	3/1/2031	293	302,196
Tapestry, Inc.	4.125%	7/15/2027	274	300,186
Total				602,382

Auto Manufacturers 0.98%
Ford Motor Co.	7.45%	7/16/2031	851	1,120,933
General Motors Financial Co., Inc.	3.60%	6/21/2030	1,938	2,106,013
Total				3,226,946

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.16%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027		$270	$283,838
Tenneco, Inc.	5.375%		12/15/2024		257	258,876
Total						542,714

Banks 6.83%
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023		850	918,340
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031		285	289,361
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029		609	618,088
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		1,032	1,073,255
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028		1,756	1,943,041
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029		614	693,324
BankUnited, Inc.	5.125%		6/11/2030		612	713,419
CIT Group, Inc.	6.125%		3/9/2028		230	282,467
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028		1,040	1,159,022
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030		1,289	1,465,088
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024		200	220,584
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%)	#	8/9/2028		500	531,830
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		1,451	1,467,563
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%)	#	–	(e)	340	354,263
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030		296	315,565
Macquarie Group Ltd. (Australia)†(d)	2.691% (SOFR + 1.44%)	#	6/23/2032		980	993,839
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029		284	328,962
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		579	580,784
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030		1,046	1,220,439
Morgan Stanley	5.875% (3 Mo. LIBOR + 4.44%)	#	–	(e)	422	485,233

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
National Australia Bank Ltd. (Australia)†(d)	2.99%		5/21/2031	$394	$405,111
National Australia Bank Ltd. (Australia)†(d)	3.933% (5 Yr Treasury CMT + 1.88%)	#	8/2/2034	925	1,010,458
Santander Holdings USA, Inc.	4.40%		7/13/2027	725	819,080
UBS AG (Switzerland)(d)	5.125%		5/15/2024	2,045	2,249,238
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031	345	353,301
Westpac Banking Corp. (Australia)(d)	2.894% (5 Yr Treasury CMT + 1.35%)	#	2/4/2030	458	476,743
Westpac Banking Corp. (Australia)(d)	4.11% (5 Yr Treasury CMT + 2.00%)	#	7/24/2034	300	331,528
Westpac Banking Corp. (Australia)(d)	4.322% (5 Yr. ICE Swap rate + 2.24%)	#	11/23/2031	1,088	1,210,300
Total					22,510,226

Biotechnology 0.25%
HCRX Investments Holdco LP†	4.50%		8/1/2029	294	298,215
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030	563	542,052
Total					840,267

Building Materials 0.14%
Cemex SAB de CV (Mexico)†(d)	5.45%		11/19/2029	410	450,184

Chemicals 0.48%
Ashland LLC	6.875%		5/15/2043	60	78,258
Braskem Netherlands Finance BV (Netherlands)†(d)	4.50%		1/31/2030	385	412,951
CF Industries, Inc.	4.95%		6/1/2043	252	311,192
Chemours Co. (The)	5.375%		5/15/2027	361	392,604
OCP SA (Morocco)†(d)	3.75%		6/23/2031	390	395,731
Total					1,590,736

Coal 0.17%
SunCoke Energy, Inc.†	4.875%		6/30/2029	442	448,237
Warrior Met Coal, Inc.†	8.00%		11/1/2024	111	111,902
Total					560,139

Commercial Services 0.69%
CoStar Group, Inc.†	2.80%		7/15/2030	166	170,674
Garda World Security Corp. (Canada)†(d)	4.625%		2/15/2027	283	284,061
Global Payments, Inc.	3.20%		8/15/2029	322	345,693
Rent-A-Center, Inc.†	6.375%		2/15/2029	288	310,680

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Commercial Services (continued)
StoneCo Ltd. (Brazil)†(d)	3.95%		6/16/2028		$330	$318,838
United Rentals North America, Inc.	3.875%		11/15/2027		525	552,300
United Rentals North America, Inc.	4.00%		7/15/2030		268	281,076
Total						2,263,322

Computers 0.43%
Dell International LLC/EMC Corp.	5.45%		6/15/2023		6	6,469
Dell International LLC/EMC Corp.	6.02%		6/15/2026		115	137,426
Dell International LLC/EMC Corp.	8.35%		7/15/2046		772	1,269,111
Total						1,413,006

Distribution/Wholesale 0.09%
Wolverine Escrow LLC†	8.50%		11/15/2024		304	289,180

Diversified Financial Services 2.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024		1,050	1,140,172
Aircastle Ltd.	4.25%		6/15/2026		550	605,132
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%)	#	–	(e)	263	277,629
Ally Financial, Inc.	8.00%		11/1/2031		1,082	1,587,955
Aviation Capital Group LLC†	1.95%		1/30/2026		315	316,868
Aviation Capital Group LLC†	5.50%		12/15/2024		677	763,252
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026		660	658,888
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026		484	525,090
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%		5/15/2024		418	458,624
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		174	189,160
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		412	396,314
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		269	279,760
Navient Corp.	6.75%		6/25/2025		729	813,746
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		20	23,014
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		303	357,171
OneMain Finance Corp.	5.375%		11/15/2029		489	534,910
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%		2/15/2024		382	419,365
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029		429	438,653
Total						9,785,703

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric 2.18%
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	$772	$880,268
Calpine Corp.†	5.00%	2/1/2031	439	447,266
Cikarang Listrindo Tbk PT (Indonesia)†(d)	4.95%	9/14/2026	350	358,992
Eskom Holdings SOC Ltd. (South Africa)†(d)	7.125%	2/11/2025	570	603,302
FirstEnergy Corp.	4.40%	7/15/2027	556	624,584
NRG Energy, Inc.†	4.45%	6/15/2029	850	950,388
NRG Energy, Inc.	5.75%	1/15/2028	254	271,780
Oglethorpe Power Corp.	5.95%	11/1/2039	340	466,025
Pennsylvania Electric Co.†	3.60%	6/1/2029	175	189,865
Perusahaan Listrik Negara PT (Indonesia)†(d)	4.125%	5/15/2027	200	219,659
PG&E Corp.	5.00%	7/1/2028	283	281,284
PSEG Power LLC	8.625%	4/15/2031	700	1,106,471
Puget Energy, Inc.	6.00%	9/1/2021	796	796,000
Total				7,195,884

Energy-Alternate Sources 0.08%
TerraForm Power Operating LLC†	4.75%	1/15/2030	245	258,160

Engineering & Construction 0.38%
Cellnex Finance Co. S.A. (Spain)†(d)	3.875%	7/7/2041	200	202,334
Fluor Corp.	4.25%	9/15/2028	1,015	1,064,583
Total				1,266,917

Entertainment 0.62%
Affinity Gaming†	6.875%	12/15/2027	365	388,196
Caesars Entertainment, Inc.†	8.125%	7/1/2027	456	504,587
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	84	84,159
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	283	287,882
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	251	263,643
Scientific Games International, Inc.†	7.25%	11/15/2029	336	375,480
Scientific Games International, Inc.†	8.25%	3/15/2026	145	154,407
Total				2,058,354

Environmental Control 0.07%
Stericycle, Inc.†	3.875%	1/15/2029	226	230,295

Food 0.59%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	263	287,327
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026	270	278,362

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	$260	$294,775
Kraft Heinz Foods Co.	4.375%	6/1/2046	563	653,946
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	400	424,880
Total				1,939,290

Forest Products & Paper 0.11%
Suzano Austria GmbH (Brazil)(d)	3.75%	1/15/2031	355	373,197

Gas 0.39%
National Fuel Gas Co.	3.95%	9/15/2027	689	747,384
National Fuel Gas Co.	5.50%	1/15/2026	458	529,337
Total				1,276,721

Health Care-Services 1.79%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	253	264,701
Centene Corp.	2.45%	7/15/2028	218	221,503
Centene Corp.	2.625%	8/1/2031	304	308,560
Centene Corp.	3.375%	2/15/2030	271	283,534
DaVita, Inc.†	3.75%	2/15/2031	298	294,871
Encompass Health Corp.	4.50%	2/1/2028	270	283,162
HCA, Inc.	4.125%	6/15/2029	888	1,005,460
HCA, Inc.	4.50%	2/15/2027	354	401,440
HCA, Inc.	5.25%	6/15/2026	450	520,274
Legacy LifePoint Health LLC†	4.375%	2/15/2027	371	370,536
Radiology Partners, Inc.†	9.25%	2/1/2028	263	282,396
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	44	44,839
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	197	214,484
Tenet Healthcare Corp.†	6.25%	2/1/2027	223	232,756
Tenet Healthcare Corp.	6.75%	6/15/2023	140	151,900
Universal Health Services, Inc.†	2.65%	10/15/2030	489	498,897
Universal Health Services, Inc.†	5.00%	6/1/2026	500	514,100
Total				5,893,413

Home Builders 0.81%
Century Communities, Inc.	6.75%	6/1/2027	260	278,127
Installed Building Products, Inc.†	5.75%	2/1/2028	266	281,001
NVR, Inc.	3.00%	5/15/2030	504	534,953
PulteGroup, Inc.	6.375%	5/15/2033	597	800,789
Toll Brothers Finance Corp.	3.80%	11/1/2029	280	305,158

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Home Builders (continued)
Toll Brothers Finance Corp.	4.35%	2/15/2028	$121	$134,171
Toll Brothers Finance Corp.	4.875%	3/15/2027	43	48,873
Tri Pointe Homes, Inc.	5.25%	6/1/2027	266	289,155
Total				2,672,227

Housewares 0.08%
Newell Brands, Inc.	5.875%	4/1/2036	207	259,548

Insurance 0.44%
Assurant, Inc.	2.65%	1/15/2032	283	284,971
Assurant, Inc.	3.70%	2/22/2030	312	343,426
First American Financial Corp.	2.40%	8/15/2031	379	374,613
Protective Life Corp.	8.45%	10/15/2039	275	450,518
Total				1,453,528

Internet 1.17%
Baidu, Inc. (China)(d)	3.075%	4/7/2025	530	561,734
GrubHub Holdings, Inc.†	5.50%	7/1/2027	527	550,741
Match Group Holdings II LLC†	4.125%	8/1/2030	520	545,350
Match Group Holdings II LLC†	5.625%	2/15/2029	156	168,675
Meituan (China)†(d)	3.05%	10/28/2030	570	540,386
Netflix, Inc.†	4.875%	6/15/2030	234	280,386
Netflix, Inc.	6.375%	5/15/2029	559	716,976
Uber Technologies, Inc.†	8.00%	11/1/2026	270	287,888
VeriSign, Inc.	2.70%	6/15/2031	197	202,901
Total				3,855,037

Investment Companies 0.18%
Owl Rock Capital Corp.	2.875%	6/11/2028	342	344,178
Temasek Financial I Ltd. (Singapore)†(d)	2.50%	10/6/2070	250	240,873
Total				585,051

Iron-Steel 0.70%
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	356	375,135
CSN Resources SA (Brazil)†(d)	4.625%	6/10/2031	355	369,129
Steel Dynamics, Inc.	5.00%	12/15/2026	990	1,027,405
United States Steel Corp.	6.875%	3/1/2029	501	547,969
Total				2,319,638

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Leisure Time 0.36%
Carnival Corp.†	11.50%	4/1/2023		$410	$461,119
NCL Finance Ltd.†	6.125%	3/15/2028		279	280,818
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		141	162,502
Viking Cruises Ltd.†	13.00%	5/15/2025		247	286,221
Total					1,190,660

Lodging 0.23%
Boyd Gaming Corp.	4.75%	12/1/2027		162	167,265
Boyd Gaming Corp.†	4.75%	6/15/2031		215	222,306
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		114	122,692
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		240	252,334
Total					764,597

Machinery-Diversified 0.73%
nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028		965	1,072,614
TK Elevator Midco GmbH†(b)	4.375%	7/15/2027	EUR	115	142,882
TK Elevator US Newco, Inc.†	5.25%	7/15/2027		$307	324,751
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028		748	871,513
Total					2,411,760

Media 1.20%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		413	437,503
CSC Holdings LLC†	5.50%	4/15/2027		260	272,318
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		621	413,307
DISH DBS Corp.	7.75%	7/1/2026		220	252,274
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	1/22/2030		325	332,896
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		247	262,712
TEGNA, Inc.	5.00%	9/15/2029		515	545,849
Time Warner Cable LLC	7.30%	7/1/2038		981	1,430,749
Total					3,947,608

Mining 2.05%
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027		1,067	1,232,508
Antofagasta plc (Chile)†(d)	2.375%	10/14/2030		400	389,582
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.375%	4/1/2031		257	277,308
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.50%	9/15/2027		521	566,082
Freeport-McMoRan, Inc.	4.125%	3/1/2028		1,204	1,262,695
Freeport-McMoRan, Inc.	4.25%	3/1/2030		390	421,688

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Mining (continued)
Glencore Funding LLC (Australia)†	2.85%		4/27/2031		$421	$431,237
Glencore Funding LLC (Australia)†	4.875%		3/12/2029		1,571	1,832,895
Hecla Mining Co.	7.25%		2/15/2028		164	177,734
Yamana Gold, Inc. (Canada)†(d)	2.63%		8/15/2031		159	158,554
Total						6,750,283

Miscellaneous Manufacturing 0.36%
Amsted Industries, Inc.†	4.625%		5/15/2030		112	116,740
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%)	#	–	(e)	1,104	1,073,400
Total						1,190,140

Oil & Gas 3.88%
Apache Corp.	4.375%		10/15/2028		145	156,658
Apache Corp.	4.625%		11/15/2025		273	295,785
California Resources Corp.†	7.125%		2/1/2026		296	310,883
Continental Resources, Inc.	3.80%		6/1/2024		284	303,525
Continental Resources, Inc.†	5.75%		1/15/2031		396	483,120
Diamondback Energy, Inc.	3.50%		12/1/2029		1,438	1,550,185
Diamondback Energy, Inc.	4.75%		5/31/2025		251	281,136
Eni SpA (Italy)†(d)	5.70%		10/1/2040		100	129,100
Eni USA, Inc.	7.30%		11/15/2027		70	91,120
Gulfport Energy Operating Corp.†	8.00%		5/17/2026		454	482,996
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029		637	647,351
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028		163	168,705
Laredo Petroleum, Inc.	9.50%		1/15/2025		545	562,538
MEG Energy Corp. (Canada)†(d)	5.875%		2/1/2029		160	164,993
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027		715	753,260
Murphy Oil Corp.	5.875%		12/1/2027		436	453,985
Occidental Petroleum Corp.	6.125%		1/1/2031		788	953,949
Ovintiv, Inc.	6.50%		2/1/2038		238	329,378
Petroleos Mexicanos (Mexico)(d)	4.50%		1/23/2026		614	621,521
Petroleos Mexicanos (Mexico)(d)	5.35%		2/12/2028		700	697,501
Qatar Petroleum (Qatar)†(d)	3.125%		7/12/2041		400	412,660
Range Resources Corp.†	8.25%		1/15/2029		595	661,250
SA Global Sukuk Ltd.†	2.694%		6/17/2031		550	563,650
SM Energy Co.	5.625%		6/1/2025		134	134,599
SM Energy Co.	6.75%		9/15/2026		178	179,114
Southwestern Energy Co.	7.75%		10/1/2027		340	368,900

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%		8/15/2030	$200	$205,800
Transocean Guardian Ltd.†	5.875%		1/15/2024	304	289,351
Viper Energy Partners LP†	5.375%		11/1/2027	531	557,765
Total					12,810,778

Oil & Gas Services 0.15%
NOV, Inc.	3.60%		12/1/2029	471	498,080

Packaging & Containers 0.20%
Ball Corp.	2.875%		8/15/2030	657	659,490

Pharmaceuticals 1.03%
Bausch Health Cos, Inc.†	5.25%		1/30/2030	298	280,536
Bayer Corp.†	6.65%		2/15/2028	203	256,464
Bayer US Finance II LLC†	4.25%		12/15/2025	1,194	1,329,928
Bayer US Finance II LLC†	4.375%		12/15/2028	792	910,248
Becton Dickinson & Co.	1.161% (3 Mo. LIBOR + 1.03%)	#	6/6/2022	617	621,265
Total					3,398,441

Pipelines 1.35%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	361	330,454
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	361	396,346
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	602	619,679
NGPL PipeCo LLC†	3.25%		7/15/2031	605	625,524
NGPL PipeCo LLC†	4.875%		8/15/2027	600	687,009
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	1,253	1,479,985
Western Midstream Operating LP	5.30%		2/1/2030	271	304,145
Total					4,443,142

Real Estate Investment Trusts 1.19%
American Campus Communities Operating Partnership LP	3.875%		1/30/2031	730	819,757
American Homes 4 Rent LP	2.375%		7/15/2031	597	600,160
EPR Properties	4.95%		4/15/2028	421	455,104
Goodman US Finance Three LLC†	3.70%		3/15/2028	356	389,370
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	737	719,020
MPT Operating Partnership LP/MPT Finance Corp.	4.625%		8/1/2029	879	940,897
Total					3,924,308

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 1.03%
Carvana Co.†	5.875%	10/1/2028	$626	$654,170
Gap, Inc. (The)†	8.625%	5/15/2025	235	256,691
IRB Holding Corp.†	7.00%	6/15/2025	244	261,214
L Brands, Inc.†	6.625%	10/1/2030	262	302,283
Murphy Oil USA, Inc.	4.75%	9/15/2029	500	529,375
Nordstrom, Inc.	4.375%	4/1/2030	301	314,016
Party City Holdings, Inc.†	8.75%	2/15/2026	468	488,475
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	318	331,515
Yum! Brands, Inc.†	7.75%	4/1/2025	235	253,480
Total				3,391,219

Semiconductors 0.64%
Microchip Technology, Inc.	4.333%	6/1/2023	598	634,146
SK Hynix, Inc. (South Korea)†(d)	2.375%	1/19/2031	570	564,370
Skyworks Solutions, Inc.	3.00%	6/1/2031	872	907,564
Total				2,106,080

Software 0.47%
Oracle Corp.	2.95%	4/1/2030	376	398,929
Twilio, Inc.	3.875%	3/15/2031	260	272,060
VMware, Inc.	4.70%	5/15/2030	730	873,058
Total				1,544,047

Telecommunications 0.69%
CommScope, Inc.†	7.125%	7/1/2028	232	243,600
Frontier Communications Holdings LLC†	5.00%	5/1/2028	475	496,969
LogMeIn, Inc.†	5.50%	9/1/2027	270	280,463
Sprint Capital Corp.	6.875%	11/15/2028	212	276,610
Xiaomi Best Time International Ltd. (Hong Kong)†(d)	4.10%	7/14/2051	570	591,988
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	263	260,363
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	108	110,025
Total				2,260,018

Toys/Games/Hobbies 0.18%
Hasbro, Inc.	3.00%	11/19/2024	395	419,700
Mattel, Inc.	5.45%	11/1/2041	137	164,934
Total				584,634

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation 0.08%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	$238	$254,958
Total Corporate Bonds (cost $132,919,240)					137,861,976

FLOATING RATE LOANS(f) 1.82%

Aerospace/Defense 0.08%
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		4/30/2025	289	277,881

Air Transportation 0.29%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	–	(g)	4/20/2028	515	530,973
United Airlines, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		4/21/2028	419	420,473
Total					951,446

Business Services 0.18%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)		2/21/2025	302	298,177
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)		3/13/2025	305	298,662
Total					596,839

Chemicals 0.11%
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(d)	2.838% (1 Mo. LIBOR + 2.75%)		10/1/2025	351	347,876

Computer Software 0.13%
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%)		6/2/2028	415	415,659

Entertainment 0.19%
Playtika Holding Corp 2021 Term Loan	2.835% (1 Mo. LIBOR + 2.75%)		3/13/2028	621	619,649

Financial Services 0.09%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.397% (3 Mo. LIBOR + 4.25%)		7/30/2025	305	293,435

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.18%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.585% (1 Mo. LIBOR + 3.50%)	4/30/2025	$301	$298,524
MED ParentCo LP 1st Lien Term Loan	4.335% (1 Mo. LIBOR + 4.25%)	8/31/2026	300	299,992
Total				598,516

Lodging 0.08%
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(d)	3.75% (1 Mo. LIBOR + 2.75%)	4/29/2024	291	280,356

Media 0.09%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)	12/1/2023	298	285,102

Miscellaneous 0.09%
Cvent, Inc. 1st Lien Term Loan	3.835% (1 Mo. LIBOR + 3.75%)	11/29/2024	288	287,932

Oil 0.09%
Brazos Delaware II, LLC Term Loan B	4.088% (1 Mo. LIBOR + 4.00%)	5/21/2025	322	314,454

Oil: Integrated Domestic 0.14%
BCP Raptor II, LLC 1st Lien Term Loan	4.835% (1 Mo. LIBOR + 4.75%)	11/3/2025	480	474,766

Transportation: Miscellaneous 0.08%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	3/3/2028	275	272,445
Total Floating Rate Loans (cost $5,950,774)				6,016,356

FOREIGN GOVERNMENT OBLIGATIONS 1.59%

Egypt 0.29%
Republic of Egypt†(d)	6.588%	2/21/2028	900	958,027

Kenya 0.20%
Republic of Kenya†(d)	7.25%	2/28/2028	575	648,548

Nigeria 0.17%
Republic of Nigeria†(d)	7.143%	2/23/2030	530	559,359

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Qatar 0.46%
Qatar Government International Bond†(d)	3.75%		4/16/2030		$1,329	$1,516,984

Saudi Arabia 0.13%
Saudi International Bond†(d)	3.625%		3/4/2028		400	444,199

Senegal 0.06%
Senegal Government International Bond†(b)	5.375%		6/8/2037	EUR	150	181,487

Sri Lanka 0.13%
Republic of Sri Lanka†(d)	5.875%		7/25/2022		$580	443,700

Turkey 0.15%
Turkiye Ihracat Kredi Bankasi AS†(d)	5.75%		7/6/2026		500	504,363
Total Foreign Government Obligations (cost $5,203,734)						5,256,667

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATION 0.00%
Government National Mortgage Assoc. 2017-76 AS (cost $9,089)	2.65%		11/16/2050		9	9,506

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.09%
Federal National Mortgage Assoc.(h)(i)	2.50%		TBA		1,900	1,973,476
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050		2,826	3,045,291
Government National Mortgage Assoc.(h)(i)	2.50%		TBA		5,000	5,185,547
Total Government Sponsored Enterprises Pass-Throughs (cost $10,064,002)						10,204,314

MUNICIPAL BONDS 0.45%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037		215	217,559
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049		208	222,408
New Jersey Educational Facilities Authority	3.636%		9/1/2029		182	203,486
State of Illinois	5.10%		6/1/2033		710	843,935
Total Municipal Bonds (cost $1,380,608)						1,487,388

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.80%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035		47	49,971
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059		62	62,779
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.046% (1 Mo. LIBOR + .95%)	#	6/15/2035		450	450,616
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.696% (1 Mo. LIBOR + 1.60%)	#	3/15/2034		100	100,087

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	$175	$185,589
BBCMS Mortgage Trust 2018-TALL E†	2.533% (1 Mo. LIBOR + 2.44%)	#	3/15/2037	64	62,204
BBCMS Mortgage Trust 2019-BWAY A†	1.052% (1 Mo. LIBOR + .96%)	#	11/15/2034	311	310,512
BBCMS Mortgage Trust 2019-BWAY B†	1.406% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	87	86,561
BBCMS Mortgage Trust 2019-BWAY C†	1.706% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	350	345,517
BFLD 2019-DPLO E†	2.336% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	650	647,129
BX Commercial Mortgage Trust 2019-XL C†	1.346% (1 Mo. LIBOR + 1.25%)	#	10/15/2036	134	134,376
BX Commercial Mortgage Trust 2019-XL D†	1.546% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	152	152,353
BX Commercial Mortgage Trust 2019-XL E†	1.896% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	89	89,633
BX Trust 2018-GW A†	0.896% (1 Mo. LIBOR + .80%)	#	5/15/2035	55	55,071
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)		12/15/2021	222	204,260
CF Trust 2019-MF1 C†	2.65% (1 Mo. LIBOR + 1.65%)	#	8/21/2032	378	378,189
CF Trust 2019-MF1 D†	2.95% (1 Mo. LIBOR + 1.95%)	#	8/21/2032	706	705,911
CIM Retail Portfolio Trust 2021-RETL E†	3.846% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	1,150	1,157,054
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	98	106,674
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485	347,757
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(j)	4/15/2049	25	19,481
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	99,916
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.869%	#(j)	8/10/2047	835	747,475
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(j)	12/10/2047	50	53,780
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.451%	#(j)	2/10/2048	707	609,833

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(j)	7/10/2050	$53	$58,453
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.463%	#(j)	7/10/2050	50	54,551
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.463%	#(j)	7/10/2050	10	10,666
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.463%	#(j)	7/10/2050	425	391,829
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.346% (1 Mo. LIBOR + 1.25%)	#	1/15/2034	683	686,849
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	169	171,394
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	309	310,221
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	400	402,382	(a)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	200	202,142
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.534%	#(j)	11/15/2049	1,250	967,253
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214	234,366
DBWF Mortgage Trust 2018-GLKS A†	1.116% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	500	500,677
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(j)	10/25/2059	106	106,205
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	95	95,128
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(j)	10/25/2065	118	117,921
Extended Stay America Trust 2021-ESH C†	1.796% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	490	493,460
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	614	645,932
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	600	629,370
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	65	66,005
Great Wolf Trust 2019-WOLF A†	1.13% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	512	512,919

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.046% (1 Mo. LIBOR + .95%)	#	7/15/2035	$100	$99,915
GS Mortgage Securities Corp. Trust 2019-70P B†	1.416% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	813	810,725
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon	#(j)	10/15/2036	86,776	1,736
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.596% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	525	525,692
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(j)	8/15/2032	36,803	784
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(j)	4/10/2031	154	154,195
GS Mortgage Securities Trust 2014-GC26 C	4.66%	#(j)	11/10/2047	50	50,257
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	2.346% (1 Mo. LIBOR + 2.25%)	#	12/15/2036	1,000	978,040
JPMorgan Chase Commercial Mortgage Securities Trust	1.846%		9/15/2029	269	268,404
JPMorgan Chase Commercial Mortgage Securities Trust	2.746%		9/15/2029	325	324,490
JPMorgan Chase Commercial Mortgage Securities Trust	3.446%		9/15/2029	325	324,173
JPMorgan Chase Commercial Mortgage Securities Trust	4.446%		9/15/2029	325	323,887
JPMorgan Chase Commercial Mortgage Securities Trust	5.446%		9/15/2029	325	323,189
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	7	7,374
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(j)	6/10/2027	100	10,500
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.408%	#(j)	7/15/2048	10	10,536
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	275	277,310
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.396% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	294	294,224
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.696% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	30	29,667

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%)	#	11/15/2035	$10	$10,047
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%)	#	11/15/2035	10	9,470
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.29% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	10	9,704
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.59% (1 Mo. LIBOR + 1.50%)	#	7/5/2033	26	26,093
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,526
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,526
KIND Trust 2021-KIND D†	2.40% (1 Mo. LIBOR + 2.30%)	#	8/15/2026	470	471,392
Motel 6 Trust 2017-MTL6 E†	3.346% (1 Mo. LIBOR + 3.25%)	#	8/15/2034	28	28,170
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(j)	11/15/2032	50	51,305
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(j)	11/15/2032	50	51,245
Natixis Commercial Mortgage Securities Trust 2019-1776 XCP IO†	0.634%	#(j)	10/15/2036	36,272	52,594
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	56	57,034
PFP Ltd. 2019-6 C†	2.196% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	332	331,286
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	165	172,557
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100	101,532
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	14	14,812
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	730	744,116
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	50	50,846
RETL 2019-RVP C†	2.196% (1 Mo. LIBOR + 2.10%)	#	3/15/2036	38	38,395

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SG Commercial Mortgage Securities Trust 2019-787E IO†	0.456%	#(j)	2/15/2041	$1,217	$29,311
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	88	89,360
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	181	183,662
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	467	468,730
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(j)	4/25/2065	297	299,595
VMC Finance LLC 2019-FL3 A†	1.193% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	1,321	1,320,568
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.443%	#(j)	7/15/2046	494	495,928
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.23%	#(j)	5/15/2048	60	58,746
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(j)	7/15/2048	1,270	1,321,354
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(j)	11/15/2050	146	160,522
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	0.947% (1 Mo. LIBOR + 0.85%)	#	12/13/2031	200	198,399
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	96	96,010
WF-RBS Commercial Mortgage Trust 2012-C8 C	5.046%	#(j)	8/15/2045	50	50,803
WF-RBS Commercial Mortgage Trust 2013-C12 B	3.863%	#(j)	3/15/2048	25	25,897
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.448%	#(j)	3/15/2048	50	51,432
Total Non-Agency Commercial Mortgage-Backed Securities (cost $25,978,797)					25,727,516

U.S. TREASURY OBLIGATIONS 24.01%
U.S. Treasury Bill	Zero Coupon		11/18/2021	11,751	11,749,918
U.S. Treasury Bond	1.125%		5/15/2040	14,705	13,104,683
U.S. Treasury Bond	2.00%		8/15/2051	10,668	10,859,691
U.S. Treasury Bond	2.25%		8/15/2049	2,543	2,723,493
U.S. Treasury Note	0.125%		5/31/2023	18,000	17,985,937
U.S. Treasury Note	0.125%		6/30/2023	14,938	14,927,497
U.S. Treasury Note	0.625%		7/31/2026	7,558	7,506,629
U.S. Treasury Note	1.25%		8/15/2031	303	301,485
Total U.S. Treasury Obligations (cost $78,495,648)					79,159,333
Total Long-Term Investments (cost $309,976,078)					315,895,567

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 6.09%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $20,574,400 of U.S. Treasury Note at 0.375% due 4/30/2025; value: $20,466,784; proceeds: $20,065,377 (cost $20,065,377)	$20,065	$20,065,377
Total Investments in Securities 101.88% (cost $330,041,455)		335,960,944
Other Assets and Liabilities - Net(k) (1.88%)		(6,214,418)
Net Assets 100.00%		$329,746,526
CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
SOFR30A	Secured Over Night Financing Rate 30 day compounded average.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $117,865,227, which represents 35.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(g)	Interest rate to be determined.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Securities purchased on a when-issued basis.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts and swaps as follows:

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Centrally Cleared Interest Rate Swap Contracts at August 31, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Bank of America(1)	CPI Urban Consumer NSA	2.545%	6/11/2026	$4,200,000	$4,102,613	$(97,387)
Bank of America (1)	CPI Urban Consumer NSA	2.5475%	6/11/2026	4,200,000	4,103,177	(96,823)
Bank of America(1)	CPI Urban Consumer NSA	2.6975%	8/11/2026	5,500,000	5,479,443	(20,557)
Total						$(214,767)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Credit Default Swaps on Indexes – Sell Protection at August 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB-9	Citibank	3.00%	9/17/2058	$875,000	$805,930	$(69,070)	$–	$(69,070)

Markit CMBX. NA.BBB-9	Goldman Sachs	3.00%	8/17/2061	750,000	713,132	(29,092)	(7,776)	(36,868)

Markit CMBX. NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	750,000	690,460	(62,541)	3,001	(59,540)

Markit CMBX.NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	625,000	575,286	(49,714)	–	(49,714)
						$(210,417)	$(4,775)	$(215,192)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $3,001. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $7,776.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2021

Open Forward Foreign Currency Exchange Contracts at August 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	9/10/2021	120,000	$145,788	$141,711	$4,077
Euro	Sell	State Street Bank and Trust	9/10/2021	150,000	182,067	177,139	4,928
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$9,005

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	10/20/2021	776,000	$608,036	$615,020	$(6,984)

Open Futures Contracts at August 31, 2021:
Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2021	31	Short	$(4,141,108)	$(4,137,047)	$4,061
U.S. Ultra Treasury Bond	December 2021	45	Long	8,835,109	8,877,656	42,547
Total Unrealized Appreciation on Open Futures Contracts						$46,608

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2021	88	Long	$14,355,156	$14,341,250	$(13,906)

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$2,296,873	$499,391	$2,796,264
Remaining Industries	–	47,376,247	–	47,376,247
Corporate Bonds	–	137,861,976	–	137,861,976
Floating Rate Loans	–	6,016,356	–	6,016,356
Foreign Government Obligations	–	5,256,667	–	5,256,667
Government Sponsored Enterprises Collateralized Mortgage Obligation	–	9,506	–	9,506
Government Sponsored Enterprises Pass-Throughs	–	10,204,314	–	10,204,314
Municipal Bonds	–	1,487,388	–	1,487,388
Non-Agency Commercial Mortgage-Backed Securities	–	25,325,134	402,382	25,727,516
U.S. Treasury Obligations	–	79,159,333	–	79,159,333
Short-Term Investments
Repurchase Agreements	–	20,065,377	–	20,065,377
Total	$–	$335,059,171	$901,773	$335,960,944
Other Financial Instruments
Centrally Cleared Interest Rate Swap
Assets	$–	$–	$–	$–
Liabilities	–	(214,767)	–	(214,767)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(215,192)	–	(215,192)
Forward Foreign Currency Exchange Contracts
Assets	–	9,005	–	9,005
Liabilities	–	(6,984)	–	(6,984)
Futures Contracts
Assets	46,608	–	–	46,608
Liabilities	(13,906)	–	–	(13,906)
Total	$32,702	$(427,938)	$–	$(395,236)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.22%

CORPORATE BONDS 82.89%

Aerospace/Defense 1.27%
Boeing Co. (The)	5.15%		5/1/2030	$15	$17,763
Boeing Co. (The)	5.705%		5/1/2040	10	12,968
Boeing Co. (The)	5.805%		5/1/2050	54	73,462
Boeing Co. (The)	5.93%		5/1/2060	32	44,566
Total					148,759

Agriculture 1.78%
Altria Group, Inc.	5.95%		2/14/2049	75	97,570
BAT Capital Corp.	3.557%		8/15/2027	30	32,486
BAT Capital Corp.	4.39%		8/15/2037	69	75,119
BAT Capital Corp.	4.70%		4/2/2027	2	2,273
Total					207,448

Auto Manufacturers 0.91%
General Motors Co.	6.75%		4/1/2046	73	105,802

Banks 19.93%
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	69	71,758
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	274	303,185
Bank of Montreal (Canada)(a)	3.803% (5 Yr Swap rate + 1.43%)	#	12/15/2032	45	49,792
BankUnited, Inc.	5.125%		6/11/2030	53	61,783
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	99	101,880
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	25	26,745
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%)	#	7/24/2028	130	144,183
Comerica, Inc.	4.00%		2/1/2029	46	53,271
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	70	70,799
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	60	87,534
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032	125	129,052
JPMorgan Chase & Co.	8.00%		4/29/2027	120	161,200
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%)	#	6/23/2032	11	11,155
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	90	104,249
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	24	24,074

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	$141	$164,514
Morgan Stanley	5.00%		11/24/2025	5	5,757
Santander Holdings USA, Inc.	4.40%		7/13/2027	50	56,488
SVB Financial Group	1.80%		2/2/2031	34	32,944
Toronto-Dominion Bank (The) (Canada)(a)	3.625% (5 Yr. Swap rate + 2.21%)	#	9/15/2031	20	22,175
UBS AG (Switzerland)(a)	5.125%		5/15/2024	200	219,975
Webster Financial Corp.	4.10%		3/25/2029	19	21,285
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	110	114,782
Wells Fargo & Co.	4.478% (SOFR + 4.03%)	#	4/4/2031	100	118,576
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031	74	75,781
Westpac Banking Corp. (Australia)(a)	4.11% (5 Yr Treasury CMT + 2.00%)	#	7/24/2034	44	48,624
Westpac Banking Corp. (Australia)(a)	4.322% (5 Yr. ICE Swap rate + 2.24%)	#	11/23/2031	41	45,609
Total					2,327,170

Beverages 1.37%
Anheuser-Busch InBev Worldwide, Inc.	4.75%		1/23/2029	85	101,141
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	35	58,960
Total					160,101

Biotechnology 1.96%
Amgen, Inc.	6.375%		6/1/2037	70	100,735
Gilead Sciences, Inc.	4.15%		3/1/2047	75	90,012
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030	40	38,512
Total					229,259

Commercial Services 1.00%
CoStar Group, Inc.†	2.80%		7/15/2030	45	46,267
Global Payments, Inc.	3.20%		8/15/2029	66	70,856
Total					117,123

Computers 1.53%
Dell International LLC/EMC Corp.	6.02%		6/15/2026	82	97,991
Dell International LLC/EMC Corp.	8.35%		7/15/2046	19	31,235
Leidos Holdings, Inc.	5.95%		12/1/2040	30	37,883
Leidos, Inc.	4.375%		5/15/2030	10	11,484
Total					178,593

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Diversified Financial Services 4.50%
Air Lease Corp.	3.125%		12/1/2030		$55	$56,423
Aircastle Ltd.†	2.85%		1/26/2028		30	30,716
Aircastle Ltd.	4.25%		6/15/2026		57	62,714
Ally Financial, Inc.	8.00%		11/1/2031		53	77,784
Aviation Capital Group LLC†	1.95%		1/30/2026		56	56,332
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026		50	54,245
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023		7	7,549
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		35	38,049
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%)	#	–	(b)	16	17,821
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		38	43,726
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		26	30,648
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024		45	49,402
Total						525,409

Electric 8.05%
AES Corp. (The)	2.45%		1/15/2031		20	20,207
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%		8/1/2028		46	52,451
Cleco Power LLC	6.00%		12/1/2040		20	27,954
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032		38	38,627
El Paso Electric Co.	6.00%		5/15/2035		35	47,552
Emera US Finance LP	4.75%		6/15/2046		35	41,696
Entergy Texas, Inc.	1.75%		3/15/2031		40	38,549
Exelon Generation Co. LLC	6.25%		10/1/2039		75	93,303
FirstEnergy Transmission LLC†	4.55%		4/1/2049		10	12,032
Georgia Power Co.	4.75%		9/1/2040		65	80,999
IPALCO Enterprises, Inc.	4.25%		5/1/2030		39	44,390
NRG Energy, Inc.†	4.45%		6/15/2029		44	49,197
Oglethorpe Power Corp.	5.95%		11/1/2039		55	75,386
Ohio Edison Co.	8.25%		10/15/2038		33	54,056
Pacific Gas and Electric Co.	4.55%		7/1/2030		115	122,478
Puget Energy, Inc.	4.10%		6/15/2030		40	44,909
Puget Sound Energy, Inc.	5.764%		7/15/2040		18	25,036
San Diego Gas & Electric Co.	1.914%		2/1/2022		1	1,076
Tampa Electric Co.	6.15%		5/15/2037		12	16,994
Vistra Operations Co. LLC†	3.55%		7/15/2024		50	52,907
Total						939,799

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Construction 0.39%
Fluor Corp.	4.25%	9/15/2028	$43	$45,101

Food 0.33%
Kraft Heinz Foods Co.	4.375%	6/1/2046	15	17,423
Kraft Heinz Foods Co.	4.875%	10/1/2049	17	21,177
Total				38,600

Gas 2.43%
National Fuel Gas Co.	3.95%	9/15/2027	54	58,576
National Fuel Gas Co.	7.395%	3/30/2023	15	16,129
NiSource, Inc.	5.95%	6/15/2041	36	51,406
Piedmont Natural Gas Co., Inc.	2.50%	3/15/2031	115	117,891
Southwest Gas Corp.	4.15%	6/1/2049	34	39,723
Total				283,725

Health Care-Products 1.14%
Abbott Laboratories	4.75%	11/30/2036	60	77,780
Boston Scientific Corp.	2.65%	6/1/2030	53	55,226
Total				133,006

Health Care-Services 1.72%
Centene Corp.	2.625%	8/1/2031	18	18,270
Centene Corp.	4.25%	12/15/2027	33	34,898
HCA, Inc.	5.50%	6/15/2047	46	60,881
NYU Langone Hospitals	4.368%	7/1/2047	22	26,608
NYU Langone Hospitals	4.784%	7/1/2044	7	9,285
Universal Health Services, Inc.†	2.65%	10/15/2030	50	51,012
Total				200,954

Home Builders 1.15%
NVR, Inc.	3.00%	5/15/2030	44	46,702
PulteGroup, Inc.	7.875%	6/15/2032	35	51,147
Toll Brothers Finance Corp.	3.80%	11/1/2029	16	17,438
Toll Brothers Finance Corp.	4.875%	3/15/2027	17	19,322
Total				134,609

Insurance 3.69%
Assurant, Inc.	2.65%	1/15/2032	5	5,035
Assurant, Inc.	3.70%	2/22/2030	52	57,238
CNO Financial Group, Inc.	5.25%	5/30/2025	40	45,287
CNO Financial Group, Inc.	5.25%	5/30/2029	35	41,667
First American Financial Corp.	2.40%	8/15/2031	34	33,606

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Insurance (continued)
New York Life Insurance Co.†	4.45%		5/15/2069		$29	$37,181
Protective Life Corp.	8.45%		10/15/2039		33	54,062
Securian Financial Group, Inc.†	4.80%		4/15/2048		26	32,410
Selective Insurance Group, Inc.	5.375%		3/1/2049		39	50,886
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044		45	59,355
Transatlantic Holdings, Inc.	8.00%		11/30/2039		9	14,162
Total						430,889

Internet 0.76%
E*TRADE Financial Corp.	3.80%		8/24/2027		24	26,920
E*TRADE Financial Corp.	4.50%		6/20/2028		20	23,330
Expedia Group, Inc.	2.95%		3/15/2031		19	19,349
Expedia Group, Inc.	4.625%		8/1/2027		17	19,238
Total						88,837

Iron/Steel 0.13%
Steel Dynamics, Inc.	5.00%		12/15/2026		15	15,567

Machinery-Diversified 0.85%
nVent Finance Sarl (Luxembourg)(a)	4.55%		4/15/2028		53	58,911
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028		35	40,779
Total						99,690

Media 1.76%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		111	155,097
Comcast Corp.†	2.887%		11/1/2051		50	49,832
Total						204,929

Mining 0.64%
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%		10/25/2042		47	61,242
Glencore Funding LLC†	2.85%		4/27/2031		7	7,170
Yamana Gold, Inc. (Canada)†(a)	2.63%		8/15/2031		6	5,983
Total						74,395

Miscellaneous Manufacturing 2.14%
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%)	#	–	(b)	225	218,763
Pentair Finance Sarl (Luxembourg)(a)	3.15%		9/15/2022		30	30,489
Total						249,252

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas 5.41%
Apache Corp.	5.10%	9/1/2040	$15	$16,706
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	31	42,652
Continental Resources, Inc.	4.90%	6/1/2044	40	45,112
Devon Energy Corp.†	4.50%	1/15/2030	72	78,682
Diamondback Energy, Inc.	3.50%	12/1/2029	47	50,667
Diamondback Energy, Inc.	4.75%	5/31/2025	9	10,080
Eni USA, Inc.	7.30%	11/15/2027	50	65,086
Equinor ASA (Norway)(a)	7.15%	11/15/2025	26	32,196
Hess Corp.	5.60%	2/15/2041	57	71,255
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	31	30,445
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	55	81,531
Suncor Energy Ventures Corp. (Canada)†(a)	4.50%	4/1/2022	10	10,145
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	23	29,109
Viper Energy Partners LP†	5.375%	11/1/2027	65	68,276
Total				631,942

Oil & Gas Services 1.25%
Halliburton Co.	7.45%	9/15/2039	56	81,820
NOV, Inc.	3.60%	12/1/2029	60	63,450
Total				145,270

Pharmaceuticals 1.91%
AstraZeneca plc (United Kingdom)(a)	6.45%	9/15/2037	38	57,273
Bayer Corp.†	6.65%	2/15/2028	63	79,592
Cigna Corp.	6.125%	11/15/2041	60	85,577
Total				222,442

Pipelines 3.07%
Eastern Gas Transmission & Storage, Inc.†	3.00%	11/15/2029	34	36,208
Eastern Gas Transmission & Storage, Inc.†	4.60%	12/15/2044	55	66,760
Enbridge Energy Partners LP	7.50%	4/15/2038	20	30,284
NGPL PipeCo LLC†	3.25%	7/15/2031	2	2,068
NGPL PipeCo LLC†	4.875%	8/15/2027	75	85,876
Sabal Trail Transmission LLC†	4.246%	5/1/2028	43	49,021
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	75	88,586
Total				358,803

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 4.99%
American Campus Communities Operating Partnership LP	3.875%	1/30/2031	$50	$56,148
American Homes 4 Rent LP	2.375%	7/15/2031	8	8,042
American Homes 4 Rent LP	4.25%	2/15/2028	23	26,360
American Homes 4 Rent LP	4.90%	2/15/2029	30	35,526
American Tower Corp.	3.80%	8/15/2029	55	61,417
EPR Properties	4.95%	4/15/2028	39	42,159
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	75	84,177
Goodman US Finance Three LLC†	3.70%	3/15/2028	80	87,499
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	26	28,730
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	33	32,195
MPT Operating Partnership LP/MPT Finance Corp.	4.625%	8/1/2029	37	39,605
Physicians Realty LP	3.95%	1/15/2028	11	12,200
Physicians Realty LP	4.30%	3/15/2027	60	68,506
Total				582,564

Semiconductors 0.33%
Skyworks Solutions, Inc.	3.00%	6/1/2031	37	38,509

Shipbuilding 0.27%
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	29	31,633

Software 2.28%
Oracle Corp.	2.95%	4/1/2030	8	8,488
Oracle Corp.	6.125%	7/8/2039	140	193,466
VMware, Inc.	4.70%	5/15/2030	54	64,582
Total				266,536

Telecommunications 3.59%
AT&T, Inc.†	3.50%	9/15/2053	25	25,731
AT&T, Inc.	4.30%	2/15/2030	263	306,241
Orange SA (France)(a)	9.00%	3/1/2031	55	86,931
Total				418,903

Transportation 0.36%
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	20	28,415
CSX Transportation, Inc.	7.875%	5/15/2043	8	13,408
Total				41,823
Total Corporate Bonds (cost $9,352,919)				9,677,442

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(c) 10.76%

Advertising 0.43%
Lamar Media Corporation 2020 Term Loan B	1.60% (1 Mo. LIBOR + 1.50%)		2/5/2027	$50	$49,633

Business Services 1.10%
Global Payments, Inc. 2019 Term Loan	1.461% (1 Mo. LIBOR + 1.38%)		7/9/2024	21	21,131	(d)
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.374% (3 Mo. LIBOR + 1.25%)		1/17/2023	7	7,467	(d)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.749% (3 Mo. LIBOR + 1.63%)		1/17/2025	27	27,069	(d)
Trans Union, LLC 2019 Term Loan B5	1.835% (1 Mo. LIBOR + 1.75%)		11/16/2026	74	73,214
Total					128,881

Energy Equipment & Services 0.06%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	–	(e)	6/30/2024	7	7,085

Entertainment 0.22%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.09% (1 Mo. LIBOR + 2.00%)		3/10/2028	25	25,216

Financial Services 0.98%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	–	(e)	12/1/2027	15	15,020
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	1.897% (3 Mo. LIBOR + 1.75%)		10/6/2023	100	99,930
Total					114,950

Food 0.80%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(a)	2.085% (1 Mo. LIBOR + 2.00%)		5/1/2026	94	93,099

Government 1.37%
Seminole Tribe of Florida 2018 Term Loan B	1.836% (1 Mo. LIBOR + 1.75%)		7/8/2024	159	159,452

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.39%
DaVita, Inc. 2020 Term Loan B	1.842% (1 Mo. LIBOR + 1.75%)	8/12/2026	$46	$46,043

Lodging 0.86%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.834% (1 Mo. LIBOR + 1.75%)	6/22/2026	101	100,453

Media 0.86%
Nielsen Finance LLC USD Term Loan B4	2.096% (1 Mo. LIBOR + 2.00%)	10/4/2023	100	99,972

Miscellaneous 0.49%
Charter Communications Operating, LLC 2019 Term Loan B1	1.84% (1 Mo. LIBOR + 1.75%)	4/30/2025	19	19,043
HCA Inc. 2021 Term Loan B14	1.835% (1 Mo. LIBOR + 1.75%)	6/23/2028	38	38,265
Total				57,308

Real Estate 0.67%
VICI Properties 1 LLC Replacement Term Loan B	1.838% (1 Mo. LIBOR + 1.75%)	12/20/2024	78	77,671

Retail 0.75%
Murphy USA Inc Term Loan B	2.25% (1 Mo. LIBOR + 1.75%)	1/31/2028	88	87,896

Technology 0.85%
Comcast Hulu Holdings, LLC Term Loan A	0.96% (1 Mo. LIBOR + 0.88%)	3/15/2024	100	99,500	(d)

Telecommunications 0.21%
CenturyLink, Inc. 2020 Term Loan A	2.085% (1 Mo. LIBOR + 2.00%)	1/31/2025	24	24,229

Transportation: Miscellaneous 0.72%
XPO Logistics, Inc. 2018 Term Loan B	1.881% (3 Mo. LIBOR + 1.75%)	2/24/2025	85	84,439
Total Floating Rate Loans (cost $1,257,662)				1,255,827

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 1.95%

Miscellaneous
California State University	3.899%	11/1/2047	$25	$29,707
City of Chicago IL	6.314%	1/1/2044	20	27,056
County of Miami-Dade FL	2.786%	10/1/2037	10	10,119
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041	25	27,853
Metropolitan Transportation Authority	6.668%	11/15/2039	20	29,273
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	15	17,237
New York City Transitional Finance Authority Futur	1.95%	8/1/2034	40	39,102
Regents of the University of California Medical Center	3.006%	5/15/2050	15	15,366
State of Illinois	4.95%	6/1/2023	3	2,699
State of Illinois	5.10%	6/1/2033	25	29,716
Total Municipal Bonds (cost $215,348)				228,128

U.S. TREASURY OBLIGATIONS 1.62%
U.S. Treasury Bond (cost $190,226)	2.00%	8/15/2051	186	189,342
Total Long-Term Investments (cost $11,016,155)				11,350,739

SHORT-TERM INVESTMENTS 2.64%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $315,800 of U.S. Treasury Note at 0.375% due 4/30/2025; value: $314,148; proceeds: $307,940 (cost $307,940)			308	307,940
Total Investments in Securities 99.86% (cost $11,324,095)				11,658,679
Other Assets and Liabilities - Net(f) 0.14%				16,029
Net Assets 100.00%				$11,674,708

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $1,533,543, which represents 13.14% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(e)	Interest rate to be determined.
(f)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND August 31, 2021

Open Futures Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2021	2	Long	$440,337	$440,656	$319
U.S. 5-Year Treasury Note	December 2021	9	Long	1,112,852	1,113,469	617
U.S. 10-Year Treasury Note	December 2021	12	Short	(1,603,010)	(1,601,438)	1,572
U.S. Ultra Treasury Bond	December 2021	5	Long	981,679	986,406	4,727
Total Unrealized Appreciation on Open Futures Contracts						$7,235

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2021	1	Short	$(162,642)	$(162,969)	$(327)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$9,677,442	$–	$9,677,442
Floating Rate Loans
Business Services	–	73,214	55,667	128,881
Technology	–	–	99,500	99,500
Remaining Industries	–	1,027,446	–	1,027,446
Municipal Bonds	–	228,128	–	228,128
U.S. Treasury Obligations	–	189,342	–	189,342
Short-Term Investments
Repurchase Agreements	–	307,940	–	307,940
Total	$–	$11,503,512	$155,167	$11,658,679
Other Financial Instruments
Futures Contracts
Assets	$7,235	$–	$–	$7,235
Liabilities	(327)	–	–	(327)
Total	$6,908	$–	$–	$6,908

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND August 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2020	$–
Accrued Discounts (Premiums)	109
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	106
Purchases	154,952
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of August 31, 2021	$155,167
Change in unrealized appreciation/depreciation for the period ended August 31, 2021, related to Level 3 investments held at August 31, 2021	$106

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.79%

ASSET-BACKED SECURITIES 0.15%

Other
Signal Peak CLO 4 Ltd. 2017-4A D†	3.175% (3 Mo. LIBOR + 3.05%)	#	10/26/2029	$7,052	$7,087,570
Signal Peak CLO 5 Ltd. 2017-5A E†	5.775% (3 Mo. LIBOR + 5.65%)	#	4/25/2031	1,050	1,025,649
THL Credit Wind River CLO Ltd. 2018-3A D†	3.084% (3 Mo. LIBOR + 2.95%)	#	1/20/2031	1,736	1,727,370
Total Asset-Backed Securities (cost $9,794,518)					9,840,589

				Shares (000)

COMMON STOCKS 0.79%

Broadcasting 0.10%
iHeartMedia, Inc. Class A*				250	6,231,146

Manufacturing 0.20%
UTEX Industries, Inc.				298	13,091,540

Service 0.15%
TNT Crane & Rigging, Inc.				529	10,080,152

Shipping 0.04%
ACBL Holdings Corp.				95	2,380,250	(a)

Specialty Retail 0.29%
Chinos Intermediate				147	954,763	(a)
Chinos Intermediate				1,169	17,826,430	(a)
Total					18,781,193

Utilities 0.01%
Frontera Generation				210	471,778	(a)
Total Common Stocks (cost $42,439,686)					51,036,059

				Principal Amount (000)
CONVERTIBLE BONDS 0.77%

Biotechnology 0.16%
Bridgebio Pharma, Inc.†	2.25%		2/1/2029	$6,728	5,991,158
Insmed, Inc.	1.75%		1/15/2025	4,239	4,397,963
Total					10,389,121

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care-Product 0.05%
Insulet Corp.	0.375%	9/1/2026	$2,198	$3,174,986

Internet 0.25%
21Vianet Group, Inc. (China)†(b)	Zero Coupon	2/1/2026	5,497	4,658,708
fuboTV, Inc.†	3.25%	2/15/2026	6,929	6,710,753
iQIYI, Inc. (China)(b)	2.00%	4/1/2025	5,822	4,945,777
Total				16,315,238

Miscellaneous Manufacturing 0.07%
John Bean Technologies Corp.†	0.25%	5/15/2026	3,975	4,266,309

Pharmaceuticals 0.10%
Dexcom, Inc.	0.25%	11/15/2025	5,755	6,647,305

Semiconductors 0.06%
ON Semiconductor Corp.†	Zero Coupon	5/1/2027	3,357	3,851,194

Software 0.08%
Tyler Technologies, Inc.†	0.25%	3/15/2026	4,348	4,925,129
Total Convertible Bonds (cost $49,224,909)				49,569,282

CORPORATE BONDS 13.13%

Advertising 0.28%
Midas OpCo Holdings LLC†	5.625%	8/15/2029	11,152	11,430,800
National CineMedia LLC†	5.875%	4/15/2028	7,753	6,779,107
Total				18,209,907

Airlines 0.16%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	9,622	10,144,915

Apparel 0.22%
Crocs, Inc.†	4.125%	8/15/2031	6,692	6,734,461
Crocs, Inc.†	4.25%	3/15/2029	7,109	7,336,203
Total				14,070,664

Auto Parts & Equipment 0.06%
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029	3,765	3,904,004

Beverages 0.10%
Triton Water Holdings, Inc.†	6.25%	4/1/2029	6,624	6,565,146

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials 0.18%
APi Group DE, Inc.†	4.125%	7/15/2029		$6,507	$6,385,124
Builders FirstSource, Inc.†	4.25%	2/1/2032		4,819	4,956,414
Total					11,341,538

Chemicals 0.15%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		9,445	9,669,366

Coal 0.18%
SunCoke Energy, Inc.†	4.875%	6/30/2029		5,682	5,762,173
Warrior Met Coal, Inc.†	8.00%	11/1/2024		5,782	5,829,008
Total					11,591,181

Commercial Services 0.82%
Ahern Rentals, Inc.†	7.375%	5/15/2023		10,203	9,960,679
Alta Equipment Group, Inc.†	5.625%	4/15/2026		7,344	7,555,140
Metis Merger Sub LLC†	6.50%	5/15/2029		6,940	6,949,646
NESCO Holdings II, Inc.†	5.50%	4/15/2029		4,663	4,842,759
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		10,052	9,712,745
Rent-A-Center, Inc.†	6.375%	2/15/2029		2,880	3,106,800
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		5,868	6,146,906
WW International, Inc.†	4.50%	4/15/2029		5,004	4,953,960
Total					53,228,635

Computers 0.12%
Ahead DB Holdings LLC†	6.625%	5/1/2028		7,464	7,603,950

Cosmetics/Personal Care 0.21%
Coty, Inc.†	5.00%	4/15/2026		12,845	13,272,096

Distribution/Wholesale 0.19%
Resideo Funding, Inc.†	4.00%	9/1/2029		12,080	12,103,073

Diversified Financial Services 0.79%
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		14,114	13,585,321
Jefferson Capital Holdings LLC†	6.00%	8/15/2026		8,045	8,116,118
Jerrold Finco plc†(c)	5.25%	1/15/2027	GBP	4,489	6,460,908
Midcap Financial Issuer Trust†	6.50%	5/1/2028		$7,347	7,697,525
PHH Mortgage Corp.†	7.875%	3/15/2026		9,089	9,034,239
PRA Group, Inc.†	7.375%	9/1/2025		5,455	5,830,031
Total					50,724,142

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric 0.20%
Leeward Renewable Energy Operations LLC†	4.25%	7/1/2029		$4,216	$4,309,195
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028		5,500	5,755,943
Talen Energy Supply LLC	6.50%	6/1/2025		7,270	3,135,696
Total					13,200,834

Energy-Alternate Sources 0.32%
Sunnova Energy Corp.†	5.875%	9/1/2026		7,464	7,527,071
TerraForm Power Operating LLC†	4.75%	1/15/2030		12,445	13,113,483
Total					20,640,554

Entertainment 0.72%
Affinity Gaming†	6.875%	12/15/2027		8,939	9,507,073
ASR Media and Sponsorship SpA(c)	5.125%	8/1/2024	EUR	5,210	6,065,392
Everi Holdings, Inc.†	5.00%	7/15/2029		$5,202	5,330,750
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029		9,566	9,649,703
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		10,027	10,532,060
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%	11/15/2027		5,178	5,540,460
Total					46,625,438

Environmental Control 0.10%
Madison IAQ LLC†	5.875%	6/30/2029		6,007	6,157,175

Health Care-Services 0.58%
AHP Health Partners, Inc.†	5.75%	7/15/2029		4,272	4,327,322
Air Methods Corp.†	8.00%	5/15/2025		16,020	15,480,446
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		7,698	7,913,352
US Acute Care Solutions LLC†	6.375%	3/1/2026		9,111	9,486,829
Total					37,207,949

Home Builders 0.47%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(b)	4.875%	2/15/2030		9,659	9,764,573
Forestar Group, Inc.†	5.00%	3/1/2028		7,471	7,723,146
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028		12,201	12,768,591
Total					30,256,310

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Insurance 0.27%
AmWINS Group, Inc.†	4.875%	6/30/2029		$9,575	$9,742,562
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(b)	11.50%	1/15/2027		7,008	7,430,817
Total					17,173,379

Internet 0.34%
Millennium Escrow Corp.†	6.625%	8/1/2026		9,578	9,850,590
Uber Technologies, Inc.†	4.50%	8/15/2029		9,191	9,061,912
Uber Technologies, Inc.†	6.25%	1/15/2028		3,114	3,343,658
Total					22,256,160

Investment Companies 0.05%
Hightower Holding LLC†	6.75%	4/15/2029		3,133	3,223,074

Iron-Steel 0.21%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026		6,791	7,224,300
TMS International Corp/DE†	6.25%	4/15/2029		6,200	6,506,590
Total					13,730,890

Leisure Time 0.24%
Deuce Finco Plc†(c)	5.50%	6/15/2027	GBP	4,542	6,294,351
Pinnacle Bidco plc(c)	6.375%	2/15/2025	GBP	6,500	9,146,767
Total					15,441,118

Media 0.25%
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		$13,153	8,753,979
Urban One, Inc.†	7.375%	2/1/2028		7,004	7,561,448
Total					16,315,427

Mining 0.60%
Coeur Mining, Inc.†	5.125%	2/15/2029		6,250	6,211,406
Hecla Mining Co.	7.25%	2/15/2028		8,017	8,688,384
Hudbay Minerals, Inc. (Canada)†(b)	6.125%	4/1/2029		6,204	6,677,055
Kaiser Aluminum Corp.†	4.50%	6/1/2031		7,139	7,407,712
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044		51	5	(d)
Novelis Corp.†	3.875%	8/15/2031		9,565	9,666,437
Total					38,650,999

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Miscellaneous Manufacturing 0.11%
FXI Holdings, Inc.†	7.875%		11/1/2024		$6,900	$7,098,030

Oil & Gas 1.67%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026		8,535	9,271,528
California Resources Corp.†	7.125%		2/1/2026		7,415	7,787,826
Callon Petroleum Co.†	8.00%		8/1/2028		7,709	7,431,592
Centennial Resource Production LLC†	6.875%		4/1/2027		5,767	5,548,027
Colgate Energy Partners III LLC†	7.75%		2/15/2026		7,268	7,715,673
Comstock Resources, Inc.†	5.875%		1/15/2030		1,916	1,923,654
Comstock Resources, Inc.†	6.75%		3/1/2029		4,050	4,256,530
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		7,348	7,384,336
Gulfport Energy Operating Corp.†	8.00%		5/17/2026		5,781	6,156,277
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029		5,780	5,873,925
Independence Energy Finance LLC†	7.25%		5/1/2026		6,106	6,174,723
Laredo Petroleum, Inc.	9.50%		1/15/2025		9,713	10,025,564
Matador Resources Co.	5.875%		9/15/2026		6,149	6,192,965
Oasis Petroleum, Inc.†	6.375%		6/1/2026		6,445	6,735,025
Precision Drilling Corp. (Canada)†(b)	6.875%		1/15/2029		6,237	6,283,216
SM Energy Co.	6.50%		7/15/2028		2,558	2,573,668
SM Energy Co.	6.75%		9/15/2026		6,256	6,295,163
Total						107,629,692

Pharmaceuticals 0.20%
HLF Financing Sarl LLC/Herbalife International, Inc.†	4.875%		6/1/2029		13,082	13,131,188

Pipelines 0.45%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		9,056	9,282,400
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078		11,884	10,878,435
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029		4,411	4,551,932
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031		4,411	4,631,969
Total						29,344,736

Real Estate 0.27%
Hunt Cos., Inc.†	5.25%		4/15/2029		9,678	9,498,376
Signa Development Finance SCS†(c)	5.50%		7/23/2026	EUR	7,100	8,045,271
Total						17,543,647

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.28%
IIP Operating Partnership LP†	5.50%	5/25/2026		$8,084	$8,494,674
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		9,506	9,565,412
Total					18,060,086

Retail 1.50%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		7,751	8,079,468
Foundation Building Materials, Inc.†	6.00%	3/1/2029		2,595	2,561,602
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		7,592	7,516,687
Ken Garff Automotive LLC†	4.875%	9/15/2028		5,952	6,147,970
LCM Investments Holdings II LLC†	4.875%	5/1/2029		6,239	6,418,434
Maxeda DIY Holding BV†(c)	5.875%	10/1/2026	EUR	7,548	9,222,631
Park River Holdings, Inc.†	6.75%	8/1/2029		$9,396	9,361,517
Party City Holdings, Inc.†	6.625%	8/1/2026		5,440	4,488,000
Party City Holdings, Inc.†	8.75%	2/15/2026		2,407	2,512,306
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029		5,750	6,325,000
Punch Finance plc(c)	6.125%	6/30/2026	GBP	1,800	2,532,420
Punch Finance plc†(c)	6.125%	6/30/2026	GBP	5,109	7,187,852
Rite Aid Corp.†	7.50%	7/1/2025		$5,550	5,715,085
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026		6,214	6,548,002
Staples, Inc.†	10.75%	4/15/2027		5,321	5,194,626
Stonegate Pub Co. Financing 2019 plc(c)	8.25%	7/31/2025	GBP	4,828	6,998,340
Total					96,809,940

Software 0.31%
Elastic NV†	4.125%	7/15/2029		$6,688	6,801,495
Playtika Holding Corp. (Israel)†(b)	4.25%	3/15/2029		12,795	12,922,950
Total					19,724,445

Telecommunications 0.28%
Avaya, Inc.†	6.125%	9/15/2028		6,617	6,989,206
Frontier Communications Holdings LLC†	6.75%	5/1/2029		3,257	3,489,713
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.75%	7/15/2031		7,720	7,934,307
Total					18,413,226

Transportation 0.11%
Seaspan Corp. (Hong Kong)†(b)	5.50%	8/1/2029		7,077	7,245,079

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Trucking & Leasing 0.14%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028	$9,230	$9,384,602
Total Corporate Bonds (cost $833,410,649)				847,692,595

EXCHANGE-TRADED FUND 1.20%

Financial
Invesco Senior Loan ETF (cost $77,216,566)	Zero Coupon	0/0/0	3,511	77,733,031

FLOATING RATE LOANS(e) 80.38%

Aerospace 4.12%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)	4/20/2028	41,921	43,221,183
Air Canada 2021 Term Loan B (Canada)(b)	4.25% (3 Mo. LIBOR + 3.50%)	8/11/2028	19,139	19,153,182
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (3 Mo. LIBOR + 6.50%)	3/6/2024	7,148	7,188,923
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%	3/6/2025	14,676	14,098,195
Amentum Government Services Holdings LLC 2020 Term Loan B	5.50% (3 Mo. LIBOR + 4.75%)	1/29/2027	13,107	13,201,693
Amentum Government Services Holdings LLC Term Loan B	3.585% (1 Mo. LIBOR + 3.50%)	1/29/2027	7,242	7,205,844
Arcline FM Holdings, LLC 2021 1st Lien Term Loan	5.50% (3 Mo. LIBOR + 4.75%)	6/23/2028	15,858	15,738,877	(f)
Atlantic Aviation FBO Inc. 2018 Term Loan B	3.84% (1 Mo. LIBOR + 3.75%)	12/6/2025	5,138	5,134,598
Bleriot US Bidco, Inc. 2021 Term Loan B	4.147% (3 Mo. LIBOR + 4.00%)	10/31/2026	9,437	9,440,842
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	4.33% (1 Mo. LIBOR + 4.25%)	6/19/2026	14,130	13,659,105
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.086% (1 Mo. LIBOR + 8.00%)	6/18/2027	5,291	4,838,304

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)
Mileage Plus Holdings LLC 2020 Term Loan B	6.25% (3 Mo. LIBOR + 5.25%)	6/21/2027	$10,398	$11,049,263
Peraton Corp. 2nd Lien Term Loan B1	8.50% (1 Mo. LIBOR + 7.75%)	2/1/2029	4,783	4,831,239	(f)
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	2/1/2028	27,266	27,311,495
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%)	10/20/2027	8,596	9,124,690
United Airlines, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)	4/21/2028	48,246	48,421,125
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	8.75% (3 Mo. LIBOR + 7.75%)	4/30/2026	4,806	4,734,025
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	4/30/2025	7,682	7,397,398
Total				265,749,981

Automotive 2.41%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	3/3/2028	10,065	9,971,181
Autokiniton US Holdings, Inc. 2021 Term Loan B	5.00% (12 Mo. LIBOR + 4.50%)	4/6/2028	14,475	14,526,907
Belron Finance US LLC 2018 Term Loan B	2.375% (3 Mo. LIBOR + 2.25%)	11/13/2025	9,760	9,719,390
Belron Finance US LLC 2019 USD Term Loan B3	2.438% (3 Mo. LIBOR + 2.25%)	10/30/2026	7,075	7,040,754
Belron Finance US LLC 2021 USD Term Loan B	3.25% (3 Mo. LIBOR + 2.75%)	4/13/2028	6,779	6,786,774
Chassix Inc. 2017 1st Lien Term Loan	6.50% - 7.75% (Prime Rate + 4.50%) (3 Mo. LIBOR + 5.50%)	11/15/2023	17,104	16,904,102
Clarios Global LP 2021 USD Term Loan B (Canada)(b)	3.335% (1 Mo. LIBOR + 3.25%)	4/30/2026	105	103,972
CWGS Group, LLC 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.50%)	6/3/2028	14,923	14,809,486

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.119% (3 Mo. LIBOR + 7.00%)		4/10/2026	$14,827	$15,063,181
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.585% (1 Mo. LIBOR + 4.50%)		2/4/2026	15,610	15,623,053
Midas Intermediate Holdco II, LLC 2020 Term Loan B	7.50% (3 Mo. LIBOR + 6.75%)		12/22/2025	12,790	12,440,655
RVR Dealership Holdings, LLC Delayed Draw Term Loan(g)	–	(h)	2/8/2028	1,488	1,488,006
RVR Dealership Holdings, LLC Term Loan B	4.75% (3 Mo. LIBOR + 4.00%)		2/8/2028	19,770	19,769,657
Truck Hero, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)		1/31/2028	11,205	11,176,556
Total					155,423,674

Broadcasting 1.39%
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.607% - 3.63% (2 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)		8/21/2026	23,636	23,119,276
E.W. Scripps Company (The) 2019 Term Loan B2	3.313% (1 Mo. LIBOR + 2.56%)		5/1/2026	18,718	18,669,673
Gray Television, Inc. 2018 Term Loan C	2.596% (1 Mo. LIBOR + 2.50%)		1/2/2026	17,852	17,759,635
Gray Television, Inc. 2021 Second Lien Bridge Term Loan(g)	–	(h)	8/12/2022	9,930	9,930,292	(f)
iHeartCommunications, Inc. 2020 Term Loan	3.085% (1 Mo. LIBOR + 3.00%)		5/1/2026	20,532	20,375,756
Total					89,854,632

Cable/Wireless Video 1.55%
Charter Communications Operating, LLC 2019 Term Loan B2	1.84% (1 Mo. LIBOR + 1.75%)		2/1/2027	14,275	14,141,602
CSC Holdings, LLC 2017 Term Loan B1	2.345% (1 Mo. LIBOR + 2.25%)		7/17/2025	28,832	28,479,516
CSC Holdings, LLC 2018 Incremental Term Loan	2.345% (1 Mo. LIBOR + 2.25%)		1/15/2026	2,378	2,346,229

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable/Wireless Video (continued)
Virgin Media Bristol LLC USD Term Loan N	2.596% (1 Mo. LIBOR + 2.50%)	1/31/2028	$35,021	$34,701,651
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%)	8/18/2023	20,386	20,394,774
Total				100,063,772

Chemicals 1.50%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	8.50% (3 Mo. LIBOR + 7.75%)	11/24/2028	3,908	3,948,859
Aruba Investments, Inc. 2020 USD Term Loan	4.75% (3 Mo. LIBOR + 4.00%)	11/24/2027	9,746	9,782,555
INEOS Styrolution US Holding LLC 2021 USD Term Loan B	3.25% (1 Mo. LIBOR + 2.75%)	1/29/2026	23,079	23,050,603
Lonza Group AG USD Term Loan B (Switzerland)(b)	4.75% (3 Mo. LIBOR + 4.00%)	6/29/2028	11,424	11,444,244
Polar US Borrower, LLC 2018 1st Lien Term Loan	4.853% - 4.90% (1 Mo. LIBOR + 4.75%) (3 Mo. LIBOR + 4.75%)	10/15/2025	14,133	14,150,257	(f)
Proampac PG Borrower LLC 2020 Term Loan	4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	11/3/2025	13,655	13,671,737
Sparta U.S. HoldCo LLC 2021 Term Loan	4.25% (3 Mo. LIBOR + 3.50%)	8/2/2028	9,746	9,760,226
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(b)	2.838% (1 Mo. LIBOR + 2.75%)	10/1/2025	11,256	11,148,931
Total				96,957,412

Consumer Durables 0.27%
Huskies Parent, Inc. 2019 Term Loan	4.085% (1 Mo. LIBOR + 4.00%)	7/31/2026	7,453	7,441,668
Park River Holdings Inc Term Loan	4.00% (3 Mo. LIBOR + 3.25%)	12/28/2027	10,115	10,064,658
Total				17,506,326

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables 0.66%
AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan	–	(h)	7/31/2028	$2,120	$2,125,774
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	4.50% (1 Mo. LIBOR + 4.00%)		7/31/2028	16,958	17,006,192
Isagenix International, LLC Term Loan	6.75% (3 Mo. LIBOR + 5.75%)		6/14/2025	9,144	7,663,026
WW International, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.50%)		4/13/2028	16,154	16,115,749
Total					42,910,741

Diversified Media 2.68%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)		12/1/2023	14,136	13,504,745
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.089% (1 Mo. LIBOR + 3.00%)		4/22/2026	16,538	14,808,288
AppLovin Corporation 2018 Term Loan B	3.335% (1 Mo. LIBOR + 3.25%)		8/15/2025	9,019	9,003,797
Banijay Entertainment S.A.S USD Term Loan (France)(b)	3.841% (1 Mo. LIBOR + 3.75%)		3/1/2025	13,432	13,377,671
Cinemark USA, Inc. 2018 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%)		3/31/2025	11,823	11,278,291
ECL Entertainment, LLC Term Loan	8.25% (1 Mo. LIBOR + 7.50%)		3/31/2028	7,067	7,208,022	(f)
Mavis Tire Express Services Corp. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%)		5/4/2028	14,618	14,640,184
Playtika Holding Corp 2021 Term Loan	2.835% (1 Mo. LIBOR + 2.75%)		3/13/2028	26,037	25,979,756
PUG LLC USD Term Loan	3.585% (1 Mo. LIBOR + 3.50%)		2/12/2027	18,748	18,247,900
Univision Communications Inc. 2021 Term Loan B	–	(h)	5/5/2028	37,276	37,202,034
William Morris Endeavor Entertainment, LLC 2018 1st Lien Term Loan	2.84% (1 Mo. LIBOR + 2.75%)		5/18/2025	7,851	7,662,971
Total					172,913,659

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy 2.07%
AL NGPL Holdings, LLC Term Loan B	4.75% (3 Mo. LIBOR + 3.75%)		4/14/2028	$19,411	$19,475,265
BCP Raptor II, LLC 1st Lien Term Loan	4.835% (1 Mo. LIBOR + 4.75%)		11/3/2025	18,813	18,589,856
Brazos Delaware II, LLC Term Loan B	4.088% (1 Mo. LIBOR + 4.00%)		5/21/2025	10,529	10,273,595
CITGO Holding Inc. 2019 Term Loan B	8.00% (3 Mo. LIBOR + 7.00%)		8/1/2023	6,995	6,903,705
CQP Holdco LP 2021 Term Loan B	4.25% (3 Mo. LIBOR + 3.75%)		6/5/2028	22,492	22,353,555
Esdec Solar Group B.V. Term Loan B (Netherlands)(b)	–	(h)	8/17/2028	16,329	16,144,883	(f)
ITT Holdings LLC 2021 Term Loan	3.25% (3 Mo. LIBOR + 2.75%)		7/30/2028	11,202	11,166,580	(f)
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)		10/30/2024	15,747	15,650,324
Ulterra Drilling Technologies, LP Term Loan B	5.335% (1 Mo. LIBOR + 5.25%)		11/26/2025	14,493	13,091,743
Total					133,649,506

Financial 3.87%
Acrisure, LLC 2020 Term Loan B	3.607% (2 Mo. LIBOR + 3.50%)		2/15/2027	9,148	9,035,508
Advisor Group, Inc. 2021 Term Loan	4.585% (1 Mo. LIBOR + 4.50%)		7/31/2026	23,246	23,280,873
AqGen Island Holdings, Inc. Term Loan	4.00% (3 Mo. LIBOR + 3.50%)		8/2/2028	17,881	17,833,248
Asurion LLC 2021 2nd Lien Term Loan B3	5.335% (1 Mo. LIBOR + 5.25%)		1/31/2028	4,866	4,850,062
Asurion LLC 2021 Second Lien Term Loan B4	5.335% (1 Mo. LIBOR + 5.25%)		1/20/2029	8,144	8,116,943
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%)		8/9/2026	11,424	11,466,721	(f)
CoreLogic, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%)		6/2/2028	25,746	25,685,274
Edelman Financial Center, LLC 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.50%)		4/7/2028	26,280	26,178,468

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
HighTower Holdings LLC 2021 Delayed Draw Term Loan(g)	–	(h)	4/21/2028	$2,514	$2,519,618
HighTower Holdings LLC 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%)		4/21/2028	11,955	11,980,071
Hudson River Trading LLC 2021 Term Loan	3.085% (1 Mo. LIBOR + 3.00%)		3/20/2028	32,433	31,998,901
Jane Street Group, LLC 2021 Term Loan	2.835% (1 Mo. LIBOR + 2.75%)		1/26/2028	26,744	26,398,269
Minotaur Acquisition, Inc. Term Loan B	4.835% (1 Mo. LIBOR + 4.75%)		3/27/2026	12,728	12,679,899
OneDigital Borrower LLC 2020 Delayed Draw Term Loan(g)	–	(h)	11/16/2027	579	580,801
OneDigital Borrower LLC 2020 Term Loan	5.25% (3 Mo. LIBOR + 4.50%)		11/16/2027	17,900	17,959,815
Zebra Buyer LLC Term Loan B	–	(h)	4/21/2028	19,402	19,460,570
Total					250,025,041

Food/Tobacco 1.44%
1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(b)	1.835% (1 Mo. LIBOR + 1.75%)		11/19/2026	13,090	12,883,891
Aramark Services, Inc. 2019 Term Loan B4	1.835% (1 Mo. LIBOR + 1.75%)		1/15/2027	5,428	5,327,505
City Brewing Company, LLC Closing Date Term Loan	4.25% (3 Mo. LIBOR + 3.50%)		4/5/2028	8,889	8,888,516	(f)
Flynn Restaurant Group LP 1st Lien Term Loan	3.585% (1 Mo. LIBOR + 3.50%)		6/27/2025	3,900	3,847,517
Flynn Restaurant Group LP 2nd Lien Term Loan	7.085% (1 Mo. LIBOR + 7.00%)		6/29/2026	6,148	6,078,513
IRB Holding Corp 2020 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%)		2/5/2025	20,790	20,750,181
Miller’s Ale House, Inc. 2018 Term Loan	4.837% (1 Mo. LIBOR + 4.75%)		5/30/2025	10,752	10,375,732
NPC International, Inc. 2nd Lien Term Loan(i)	–	(h)	4/18/2025	9,531	142,965
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%)		7/18/2022	12,235	12,071,391

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Food/Tobacco (continued)
Triton Water Holdings, Inc. Term Loan (Spain)(b)	4.00% (3 Mo. LIBOR + 3.50%)		3/31/2028	$12,658		$12,589,389
Total						92,955,600

Gaming/Leisure 5.37%
AP Core Holdings, II LLC Amortization Term Loan B1	–	(h)	7/21/2027	9,672		9,607,137
AP Core Holdings, II LLC High-Yield Term Loan B2	–	(h)	7/21/2027	7,180		7,126,561
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.835% (1 Mo. LIBOR + 2.75%)		12/23/2024	33,079		32,849,278
Carnival Corporation USD Term Loan B (Panama)(b)	3.75% (6 Mo. LIBOR + 3.00%)		6/30/2025	14,476		14,423,560
City Football Group Limited Term Loan (United Kingdom)(b)	4.00% (3 Mo. LIBOR + 3.50%)		7/21/2028	16,415		16,373,747	(f)
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%)		3/8/2024	5,989		5,515,438
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.00%)		9/6/2024	7,044		6,228,520
Gateway Casinos & Entertainment Limited 2018 Term Loan B PIK 3.00% (Canada)(b)	7.50% (3 Mo. LIBOR + 6.50%)		12/1/2023	12,652		12,663,268
Great Canadian Gaming Corporation 2021 Term Loan (Canada)(b)	–	(h)	11/1/2026	16,820		16,867,911
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	3.50% (1 Mo. LIBOR + 3.00%)		8/2/2028	16,915		16,908,277
Hoya Midco, LLC 2017 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%)		6/30/2024	14,857		14,813,956
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%)		7/3/2024	19,785		19,537,726
Life Time Fitness, Inc. 2017 Term Loan B	–	(h)	6/10/2022	—	(j)	6
Life Time Fitness, Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		12/16/2024	16,757		16,712,087

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Gaming/Leisure (continued)
Lucky Bucks, LLC Term Loan	6.25% (3 Mo. LIBOR + 5.50%)		7/21/2027		$9,576	$9,408,353	(f)
PCI Gaming Authority Term Loan	2.585% (1 Mo. LIBOR + 2.50%)		5/29/2026		11,625	11,555,572
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(b)	3.75% (1 Mo. LIBOR + 2.75%)		4/29/2024		8,406	8,099,861
Sabre GLBL Inc. 2021 Term Loan B1	4.00% (1 Mo. LIBOR + 3.50%)		12/17/2027		6,367	6,335,269
Sabre GLBL Inc. 2021 Term Loan B2	4.00% (1 Mo. LIBOR + 3.50%)		12/17/2027		10,150	10,098,794
Scientific Games International, Inc. 2018 Term Loan B5	2.835% (1 Mo. LIBOR + 2.75%)		8/14/2024		21,243	21,085,046
Silk Bidco AS EUR Term Loan B(c)	4.00% (6 Mo. EURIBOR + 4.00%)		2/24/2025	EUR	6,246	6,849,619
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (1 Mo. LIBOR + 9.00%)		12/23/2025		$722	789,197
Spectacle Gary Holdings LLC Term Loan B	11.00% (1 Mo. LIBOR + 9.00%)		12/23/2025		9,969	10,890,916
The Enterprise Development Authority Term Loan B	5.00% (1 Mo. LIBOR + 4.25%)		2/18/2028		9,599	9,635,366	(f)
Travel Leaders Group, LLC 2018 Term Loan B	4.085% (1 Mo. LIBOR + 4.00%)		1/25/2024		12,600	11,718,242
Twin River Worldwide Holdings, Inc. 2021 Term Loan B	–	(h)	8/6/2028		23,911	23,900,685
UFC Holdings, LLC 2021 Term Loan B	3.50% (6 Mo. LIBOR + 2.75%)		4/29/2026		10,885	10,832,434
United PF Holdings, LLC 2019 1st Lien Term Loan	4.147% (3 Mo. LIBOR + 4.00%)		12/30/2026		16,124	15,590,355
Total						346,417,181

Healthcare 14.12%
ADMI Corp. 2021 Term Loan B2	3.625% (1 Mo. LIBOR + 3.13%)		12/23/2027		13,035	12,869,226
AHP Health Partners, Inc. 2021 Term Loan B	–	(h)	8/4/2028		6,526	6,542,097

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)
Amneal Pharmaceuticals LLC 2018 Term Loan B	3.625% (1 Mo. LIBOR + 3.50%)	5/4/2025		$25,145	$24,830,335
Athenahealth, Inc. 2021 Term Loan B1	4.345% - 4.38% (1 Mo. LIBOR + 4.25%) (3 Mo. LIBOR + 4.25%)	2/11/2026		32,133	32,283,239
Bausch Health Companies Inc. 2018 Term Loan B (Canada)(b)	3.085% (1 Mo. LIBOR + 3.00%)	6/2/2025		2,084	2,079,274
Bausch Health Companies Inc. Term Loan B (Canada)(b)	2.835% (1 Mo. LIBOR + 2.75%)	11/27/2025		23,089	22,977,735
Cano Health LLC Term Loan	5.25% (3 Mo. LIBOR + 4.50%)	11/19/2027		11,403	11,407,482
Canopy Growth Corporation Term Loan (Canada)(b)	9.50% (3 Mo. LIBOR + 8.50%)	3/18/2026		8,737	9,435,478
CCRR Parent, Inc Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)	3/6/2028		8,237	8,288,713	(f)
CNT Holdings I Corp 2020 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 6.75%)	11/6/2028		5,864	5,977,739
CNT Holdings I Corp. 2020 Term Loan	4.50% (3 Mo. LIBOR + 3.75%)	11/8/2027		14,619	14,630,456
Da Vinci Purchaser Corp. 2019 Term Loan	5.00% (1 Mo. LIBOR + 4.00%)	1/8/2027		24,952	25,045,555
Dedalus Finance GmbH 2021 EUR Term Loan B2(c)	3.75% (3 Mo. EURIBOR + 3.75%)	5/4/2027	EUR	8,753	10,343,249
Envision Healthcare Corp. 2018 1st Lien Term Loan	3.835% (1 Mo. LIBOR + 3.75%)	10/10/2025		$26,084	23,075,084
eResearchTechnology, Inc. 2020 1st Lien Term Loan	5.50% (1 Mo. LIBOR + 4.50%)	2/4/2027		13,698	13,760,280
EyeCare Partners, LLC 2020 Term Loan	3.857% (2 Mo. LIBOR + 3.75%)	2/18/2027		21,829	21,666,850
Gainwell Acquisition Corp. Term Loam B	4.75% (3 Mo. LIBOR + 4.00%)	10/1/2027		31,164	31,300,593

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		10/2/2025	$28,189	$28,344,270
Horizon Therapeutics USA Inc. 2021 Term Loan B	2.50% (1 Mo. LIBOR + 2.00%)		3/15/2028	24,724	24,654,621
ICON Luxembourg S.A.R.L. LUX Term Loan (Luxembourg)(b)	3.00% (3 Mo. LIBOR + 2.50%)		7/3/2028	57,706	57,730,492
ICON Luxembourg S.A.R.L. US Term Loan (Luxembourg)(b)	3.00% (3 Mo. LIBOR + 2.50%)		7/3/2028	14,378	14,383,587
Insulet Corporation Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)		5/4/2028	10,662	10,675,468
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(b)	4.00% (1 Mo. LIBOR + 3.50%)		5/5/2028	33,953	34,002,012
Kindred Healthcare LLC 2018 1st Lien Term Loan	4.625% (1 Mo. LIBOR + 4.50%)		7/2/2025	12,239	12,254,142
Maravai Intermediate Holdings, LLC 2020 Term Loan B	4.75% (1 Mo. LIBOR + 3.75%)		10/19/2027	6,680	6,705,543
MED ParentCo LP 1st Lien Term Loan	4.335% (1 Mo. LIBOR + 4.25%)		8/31/2026	24,699	24,663,812
MedAssets Software Intermediate Holdings, Inc. 2021 1st Lien Term Loan	4.50% (2 Mo. LIBOR + 3.75%) (6 Mo. LIBOR + 3.75%)		1/28/2028	11,696	11,691,425
Medline Industries, Inc. Bridge Term Loan(g)	–	(h)	8/4/2022	29,731	29,731,322	(f)
MedRisk, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		5/10/2028	16,599	16,560,580
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%)		3/2/2029	5,832	5,955,958
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(g)	–	(h)	3/2/2028	482	481,278
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		2/18/2028	10,382	10,367,062

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)
National Mentor Holdings, Inc. 2021 Term Loan C	4.50% (3 Mo. LIBOR + 3.75%)		3/2/2028		$327	$326,511
Navicure, Inc. 2019 Term Loan B	4.085% (1 Mo. LIBOR + 4.00%)		10/22/2026		20,125	20,112,859
Neuraxpharm Holdco S.a.r.l EUR Term Loan B(c)	4.25% (3 Mo. EURIBOR + 4.25%)		12/15/2027	EUR	3,377	4,003,319
Neuraxpharm Holdco S.a.r.l EUR Term Loan B2(c)	4.25% (3 Mo. EURIBOR + 4.25%)		12/11/2027	EUR	1,951	2,312,486
NVA Holdings, Inc. 2020 Term Loan A5	2.625% (1 Mo. LIBOR + 2.50%)		2/19/2025		$6,457	6,376,364	(f)
Organon & Co USD Term Loan	3.50% (3 Mo. LIBOR + 3.00%)		6/2/2028		24,275	24,386,232
Pacific Dental Services,LLC 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.50%)		5/5/2028		12,610	12,668,952
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.50%)		11/30/2027		16,667	16,671,428
Parexel International Corporation 2021 1st Lien Term Loan	–	(h)	8/11/2028		33,467	33,491,699
Press Ganey Holdings, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		7/24/2026		2,908	2,917,820
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.835% (1 Mo. LIBOR + 3.75%)		11/16/2025		23,944	23,801,392
Revint Intermediate II, LLC 2020 Term Loan B	5.75% (1 Mo. LIBOR + 5.00%)		10/15/2027		11,696	11,776,757
SCP Eye Care Services, LLC 2021 Delayed Draw Term Loan(g)	–	(h)	3/16/2028		1,493	1,492,684	(f)
SCP Eye Care Services, LLC 2021 Term Loan	5.25% (6 Mo. LIBOR + 4.50%)		3/16/2028		8,612	8,611,608	(f)
Select Medical Corporation 2017 Term Loan B	2.34% (1 Mo. LIBOR + 2.25%)		3/6/2025		23,468	23,368,983
Southern Veterinary Partners LLC Delayed Draw Term Loan(g)	–	(h)	10/5/2027		1,642	1,647,307

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Southern Veterinary Partners LLC Term Loan	5.00% (3 Mo. LIBOR + 4.00%)		10/5/2027	$11,843	$11,883,258
Sunshine Luxembourg VII SARL 2021 Term Loan B3 (Luxembourg)(b)	4.50% (3 Mo. LIBOR + 3.75%)		10/1/2026	10,565	10,589,812
Surgery Center Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%)		8/31/2026	22,919	22,958,416
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%)		2/6/2024	18,540	18,094,814
U.S. Renal Care, Inc. 2019 Term Loan B	5.125% (1 Mo. LIBOR + 5.00%)		6/26/2026	8,923	8,937,749
Unified Physician Management, LLC 2020 Term Loan	5.00% (1 Mo. LIBOR + 4.25%)		12/16/2027	13,543	13,576,543	(f)
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.585% (1 Mo. LIBOR + 5.50%)		10/1/2025	23,747	23,351,597
Western Dental Services Inc. 2021 Delayed Draw Term Loan(g)	–	(h)	8/11/2028	1,328	1,329,421
Western Dental Services Inc. 2021 Term Loan B	–	(h)	8/11/2028	13,015	13,028,322
WP CityMD Bidco LLC 2021 Term Loan B	4.50% (6 Mo. LIBOR + 3.75%)		8/13/2026	18,846	18,942,794
Zelis Healthcare Corporation 2021 Term Loan	3.596% (1 Mo. LIBOR + 3.50%)		9/30/2026	10,548	10,509,022
Total					911,883,106

Housing 1.93%
ACProducts, Inc. 2021 Term Loan B	4.75% (6 Mo. LIBOR + 4.25%)		5/5/2028	19,942	19,965,138
Groupe Solmax Inc. Term Loan (Canada)(b)	5.50% (2 Mo. LIBOR + 4.75%) (3 Mo. LIBOR + 4.75%)		5/29/2028	14,388	14,402,753
LBM Acquisition LLC 2021 Incremental Delayed Draw Term Loan B2(g)	–	(h)	12/17/2027	4,801	4,741,155
LBM Acquisition LLC 2021 Incremental Term Loan B2	–	(h)	12/17/2027	9,602	9,482,311

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Housing (continued)
LBM Acquisition LLC Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		12/17/2027	$14,879	$14,692,620
MI Windows and Doors, LLC 2020 Term Loan	4.50% (1 Mo. LIBOR + 3.75%)		12/18/2027	9,706	9,738,266
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	2.585% (1 Mo. LIBOR + 2.50%)		2/1/2027	13,770	13,625,624
Quikrete Holdings, Inc. 2021 Term Loan B1	–	(h)	2/21/2028	28,842	28,653,048
Reedy Industries, LLC Term Loan	–	(h)	8/24/2028	9,289	9,311,840	(f)
Total					124,612,755

Information Technology 15.02%
Adevinta ASA USD Term Loan B (Norway)(b)	3.75% (3 Mo. LIBOR + 3.00%)		6/26/2028	11,727	11,732,716
Apttus Corporation 2021 Term Loan	5.00% (3 Mo. LIBOR + 4.25%)		5/8/2028	19,267	19,355,775
Arches Buyer Inc. 2021 Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)		12/6/2027	23,740	23,557,851
Atlas CC Acquisition Corp Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028	20,137	20,227,471
Atlas CC Acquisition Corp Term Loan C	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028	4,096	4,114,062
Banff Merger Sub Inc 2021 USD Term Loan	3.835% (1 Mo. LIBOR + 3.75%)		10/2/2025	21,996	21,881,036
Barracuda Networks, Inc. 2020 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 6.75%)		10/30/2028	9,772	9,940,364
Castle US Holding Corporation USD Term Loan B	3.897% (3 Mo. LIBOR + 3.75%)		1/29/2027	7,219	7,135,451
Cloudera, Inc. 2021 Second Lien Term Loan	–	(h)	8/9/2029	12,298	12,298,000	(f)
Cloudera, Inc. 2021 Term Loan	–	(h)	8/9/2028	28,689	28,573,001
Cologix, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		5/1/2028	12,136	12,161,929
Constant Contact Inc Term Loan	4.75% (3 Mo. LIBOR + 4.00%)		2/10/2028	11,315	11,279,171	(f)
Constant Contact, Inc. Delayed Draw Term Loan(g)	–	(h)	2/10/2028	3,040	3,030,225	(f)

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Constant Contact, Inc. Second Lien Term Loan	8.25% (3 Mo. LIBOR + 7.50%)	2/10/2029	$8,000	$7,920,000	(f)
Cvent, Inc. 1st Lien Term Loan	3.835% (1 Mo. LIBOR + 3.75%)	11/29/2024	9,657	9,637,874
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (6 Mo. LIBOR + 7.25%)	12/1/2028	5,429	5,498,794
Delta TopCo, Inc. 2020 Term Loan B	4.50% (6 Mo. LIBOR + 3.75%)	12/1/2027	12,996	13,027,509
ECI Macola Max Holdings LLC 2020 Term Loan	4.50% (3 Mo. LIBOR + 3.75%)	11/9/2027	14,584	14,589,259
Endure Digital Inc. Term Loan	4.25% (3 Mo. LIBOR + 3.50%)	2/10/2028	21,897	21,777,052
Ensono, LP 2021 Term Loan	4.75% (6 Mo. LIBOR + 4.00%)	5/19/2028	16,109	16,157,493
Epicor Software Corporation 2020 2nd Lien Term Loan	8.75% (1 Mo. LIBOR + 7.75%)	7/31/2028	3,888	4,009,452
Epicor Software Corporation 2020 Term Loan	4.00% (1 Mo. LIBOR + 3.25%)	7/30/2027	22,392	22,398,484
ETA Australia Holdings III Pty Ltd Term Loan (Australia)(b)	4.085% (1 Mo. LIBOR + 4.00%)	5/6/2026	11,377	11,348,479
Finastra USA, Inc. USD 1st Lien Term Loan	4.50% (6 Mo. LIBOR + 3.50%)	6/13/2024	23,325	23,075,328
Flexential Intermediate Corporation 2017 1st Lien Term Loan	3.647% (3 Mo. LIBOR + 3.50%)	8/1/2024	13,082	12,146,675
Grab Holdings Inc Term Loan B	5.50% (6 Mo. LIBOR + 4.50%)	1/29/2026	11,900	12,039,163
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	4.75% (1 Mo. LIBOR + 4.00%)	12/1/2027	21,810	21,880,606
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%)	1/12/2026	17,975	18,007,424
Imprivata, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%)	12/1/2027	12,665	12,673,246
Informatica LLC 2020 USD 2nd Lien Term Loan	7.125%	2/25/2025	7,339	7,503,684

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Informatica LLC 2020 USD Term Loan B	3.335% (1 Mo. LIBOR + 3.25%)		2/25/2027	$11,316	$11,260,360
Ingram Micro Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.50%)		6/30/2028	14,564	14,611,256
ION Trading Finance Limited 2021 USD Term Loan (Ireland)(b)	4.917% (6 Mo. LIBOR + 4.75%)		4/1/2028	13,956	13,985,151
LogMeIn, Inc. Term Loan B	4.847% (1 Mo. LIBOR + 4.75%)		8/31/2027	29,518	29,459,830
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	5.75% (3 Mo. LIBOR + 5.00%)		7/27/2028	30,151	30,113,956
Magenta Buyer LLC 2021 USD 2nd Lien Term Loan	–	(h)	5/3/2029	6,699	6,695,205
Mavenir Systems, Inc. 2021 Term Loan B	5.25% (3 Mo. LIBOR + 4.75%)		8/13/2028	7,647	7,659,595
NASCAR Holdings, Inc Term Loan B	2.835% (1 Mo. LIBOR + 2.75%)		10/19/2026	15,528	15,474,320
Optiv Security, Inc. 1st Lien Term Loan	4.25% (6 Mo. LIBOR + 3.25%)		2/1/2024	10,999	10,843,718
Perforce Software, Inc. 2020 Term Loan B	3.835% (1 Mo. LIBOR + 3.75%)		7/1/2026	20,285	20,110,053
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%)		6/2/2028	26,980	26,992,074
Poseidon Intermediate LLC Term Loan B	–	(h)	8/18/2025	9,563	9,583,677
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	4.09% (1 Mo. LIBOR + 4.00%)		4/26/2024	12,304	12,314,930
Project Angel Holdings LLC 2018 1st Lien Term Loan	4.75% (1 Mo. LIBOR + 3.75%)		5/30/2025	16,513	16,557,536
Project Boost Purchaser LLC 2019 Term Loan B	3.585% (1 Mo. LIBOR + 3.50%)		6/1/2026	18,349	18,231,040
Proofpoint, Inc. 1st Lien Term Loan	–	(h)	8/31/2028	32,430	32,274,450
RealPage, Inc 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.25%)		4/24/2028	23,990	23,880,698
Redstone Buyer LLC 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/24/2028	11,756	11,746,141
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.335% (1 Mo. LIBOR + 3.25%)		5/30/2025	21,001	20,764,945

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)
Rocket Software, Inc. 2018 Term Loan	4.335% (1 Mo. LIBOR + 4.25%)		11/28/2025		$8,676	$8,504,332
Rocket Software, Inc. 2021 USD Incremental Term Loan B	4.75% (1 Mo. LIBOR + 4.25%)		11/28/2025		10,627	10,446,746
Severin Acquisition, LLC 2018 Term Loan B	3.337% (1 Mo. LIBOR + 3.25%)		8/1/2025		17,621	17,504,138
Sophia, L.P. 2020 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.75%)		10/7/2027		13,612	13,664,855
SS&C European Holdings Sarl 2018 Term Loan B4 (Luxembourg)(b)	1.835% (1 Mo. LIBOR + 1.75%)		4/16/2025		6,550	6,461,413
SS&C Technologies Inc. 2018 Term Loan B3	1.835% (1 Mo. LIBOR + 1.75%)		4/16/2025		8,506	8,390,188
Storable, Inc Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		4/17/2028		12,680	12,640,768
Surf Holdings, LLC USD Term Loan	3.628% (3 Mo. LIBOR + 3.50%)		3/5/2027		25,034	24,857,005
team.blue Finco SARL EUR Delayed Draw Term Loan(c)(g)	–	(h)	3/27/2028	EUR	497	586,740
team.blue Finco SARL EUR Term Loan(c)	3.75% (3 Mo. EURIBOR + 3.75%)		3/27/2028	EUR	10,185	12,025,701
Tenable Holdings, Inc. Term Loan B	3.25% (3 Mo. LIBOR + 2.75%)		7/7/2028		$9,544	9,532,373
Tibco Software Inc. 2020 Term Loan B3	3.84% (1 Mo. LIBOR + 3.75%)		6/30/2026		23,669	23,535,810
Uber Technologies, Inc. 2021 1st Lien Term Loan B	3.585% (1 Mo. LIBOR + 3.50%)		4/4/2025		11,486	11,482,177
Ultimate Software Group, Inc. (The) 2020 2nd Lien Incremental Term Loan	7.50% (3 Mo. LIBOR + 6.75%)		5/3/2027		4,453	4,536,787
Ultimate Software Group, Inc. (The) 2021 Incremental Term Loan	4.00% (3 Mo. LIBOR + 3.25%)		5/4/2026		14,460	14,488,422
Ultimate Software Group, Inc. (The) Term Loan B	3.835% (1 Mo. LIBOR + 3.75%)		5/4/2026		13,584	13,608,446
Veritas US Inc. 2021 USD Term Loan B	6.00% (3 Mo. LIBOR + 5.00%)		9/1/2025		13,244	13,294,088

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
VS Buyer, LLC Term Loan B	3.085% (1 Mo. LIBOR + 3.00%)		2/28/2027	$12,874	$12,825,760
Total					969,922,258

Land Transportation 0.35%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		3/31/2028	7,986	8,018,389
LaserShip, Inc. 2021 Term Loan	5.25% (6 Mo. LIBOR + 4.50%)		5/7/2028	14,647	14,656,379
Total					22,674,768

Manufacturing 5.12%
Array Technologies, Inc. Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		10/14/2027	8,113	8,056,907
ASP Unifrax Holdings Inc 2021 Bridge Term Loan(g)	–	(h)	8/2/2028	13,417	13,417,000
ASP Unifrax Holdings Inc 2021 Unsecured Bridge Facility(g)	–	(h)	8/2/2029	9,583	9,583,000
ASP Unifrax Holdings Inc Term Loan B	3.897% (3 Mo. LIBOR + 3.75%)		12/12/2025	10,362	10,126,468
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.25% (3 Mo. LIBOR + 4.25%)		6/21/2024	14,854	14,688,699
Bright Bidco B.V. 2018 Term Loan B (Netherlands)(b)	4.50% (3 Mo. LIBOR + 3.50%)		6/30/2024	7,542	6,096,311
CMBF LLC Delayed Draw Term Loan(g)	–	(h)	6/8/2028	3,296	3,296,244	(f)
CMBF LLC Term Loan	6.50% (3 Mo. LIBOR + 6.00%)		6/8/2028	11,075	11,075,414	(f)
Columbus McKinnon Corporation 2021 Term Loan B	3.25% (3 Mo. LIBOR + 2.75%)		5/14/2028	9,668	9,680,405	(f)
CommScope, Inc. 2019 Term Loan B	3.335% (1 Mo. LIBOR + 3.25%)		4/6/2026	16,242	16,081,440
Deliver Buyer, Inc. Term Loan B	5.147% (3 Mo. LIBOR + 5.00%)		5/1/2024	10,855	10,882,569	(f)
DirecTV Financing, LLC Term Loan	5.75% (1 Mo. LIBOR + 5.00%)		7/22/2027	23,937	23,961,039
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.349% (3 Mo. LIBOR + 4.25%)		6/26/2025	8,611	8,562,497

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)
Electrical Components International, Inc. 2021 Term Loan B	7.50% (Prime Rate + 7.50%)	6/26/2025	$4,656	$4,662,226	(f)
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	7.25% (3 Mo. LIBOR + 6.50%)	5/21/2029	4,633	4,685,553
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	4.50% (3 Mo. LIBOR + 3.75%)	5/19/2028	14,346	14,321,711
GOGO Intermediate Holdings LLC Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)	4/30/2028	12,125	12,136,220
Hunter Holdco 3 Limited USD Term Loan B (United Kingdom)(b)	4.75% (3 Mo. LIBOR + 4.25%)	8/19/2028	23,911	24,000,992
Madison IAQ LLC Term Loan	3.75% (3 Mo. LIBOR + 3.25%)	6/21/2028	19,222	19,124,796
Tecomet Inc. 2017 Repriced Term Loan	4.50% (3 Mo. LIBOR + 3.50%)	5/1/2024	16,661	16,435,787
Tiger Acquisition, LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%)	6/1/2028	14,493	14,423,506
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%)	12/3/2025	1,585	1,597,848
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% (1 Mo. LIBOR + 5.25%)	12/3/2025	1,814	1,772,032
Vertical US Newco Inc Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)	7/29/2027	23,575	23,593,410
Vertiv Group Corporation 2021 Term Loan B	2.846% (1 Mo. LIBOR + 2.75%)	3/2/2027	18,666	18,575,705
Watlow Electric Manufacturing Company Term Loan B	4.50% (3 Mo. LIBOR + 4.00%)	3/2/2028	10,078	10,088,811
Yak Access, LLC 2018 1st Lien Term Loan B	5.085% - 5.12% (1 Mo. LIBOR + 5.00%) (3 Mo. LIBOR + 5.00%)	7/11/2025	22,565	19,462,370
Total				330,388,960

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Media/Telecommunications 0.65%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)		9/27/2024		$–	(j)	$1
Diamond Sports Group, LLC Term Loan	3.34% (1 Mo. LIBOR + 3.25%)		8/24/2026		13,962		8,796,090
Nexstar Broadcasting, Inc. 2019 Term Loan B4	2.596% (1 Mo. LIBOR + 2.50%)		9/18/2026		32,953		32,839,267
Total							41,635,358

Metals/Minerals 0.29%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%)		6/14/2024		10,661		10,290,153
Peabody Energy Corporation 2018 Term Loan	–	(h)	3/31/2025		11,612		8,560,290
Total							18,850,443

Retail 4.20%
Academy, Ltd. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%)		11/5/2027		8,001		8,019,654
Amer Sports Oyj EUR Term Loan B(c)	4.50% (6 Mo. EURIBOR + 4.50%)		3/30/2026	EUR	10,771		12,760,195
Anastasia Parent, LLC 2018 Term Loan B	3.897% (3 Mo. LIBOR + 3.75%)		8/11/2025		$23,944		19,933,571	(f)
BDF Acquisition Corp. 1st Lien Term Loan	6.25% (1 Mo. LIBOR + 5.25%)		8/14/2023		13,958		13,922,837	(f)
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(b)	4.25% (3 Mo. LIBOR + 3.75%)		4/27/2028		15,832		15,842,307
Canada Goose Inc. 2021 Term Loan (Canada)(b)	4.25% (3 Mo. LIBOR + 3.50%)		10/7/2027		11,640		11,676,642
Chinos Intermediate Holdings A, Inc. Exit Term Loan	11.00% (3 Mo. LIBOR + 10.00%)		9/10/2027		3,592		3,923,176
Evergreen Acqco 1 LP 2021 USD Term Loan	6.50% (3 Mo. LIBOR + 5.75%)		4/21/2028		9,700		9,829,152
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (1 Mo. LIBOR + 3.25%) (3 Mo. LIBOR + 3.25%)		2/3/2028		10,968		10,883,541

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Great Outdoors Group, LLC 2021 Term Loan B	5.00% (6 Mo. LIBOR + 4.25%)		3/6/2028	$13,659	$13,727,278
Harbor Freight Tools USA, Inc. 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.75%)		10/19/2027	24,700	24,641,156
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)		3/3/2028	24,250	24,234,922
PetSmart, Inc. 2021 Term Loan B	4.50% (6 Mo. LIBOR + 3.75%)		2/12/2028	23,753	23,819,668
Rent-A-Center, Inc. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		2/17/2028	11,971	12,051,080
Rising Tide Holdings, Inc. Term Loan	5.50% (1 Mo. LIBOR + 4.75%)		6/1/2028	11,009	11,042,068
Staples, Inc. 7 Year Term Loan	–	(h)	4/16/2026	5,134	4,864,465
Sweetwater Borrower, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.75%)		8/7/2028	16,738	16,654,085	(f)
Torrid LLC 2021 Term Loan B	6.25% (3 Mo. LIBOR + 5.50%)		5/19/2028	17,944	17,966,151	(f)
Tory Burch LLC Term Loan B	4.00% (1 Mo. LIBOR + 3.50%)		4/14/2028	15,527	15,515,840
Total					271,307,788

Service 6.75%
ADMI Corp. 2021 Incremental Term Loan B3	4.00% (1 Mo. LIBOR + 3.50%)		12/23/2027	4,675	4,666,715
AEA International Holdings S.a.r.l. Term Loan B (Luxembourg)(b)	–	(h)	8/5/2028	14,347	14,364,729	(f)
Aegion Corporation Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		5/17/2028	12,136	12,255,140
AVSC Holding Corp. 2018 2nd Lien Term Loan	8.25% (6 Mo. LIBOR + 7.25%)		9/1/2025	5,525	4,180,717
Bingo Industries Ltd. Term Loan (Australia)(b)	–	(h)	7/8/2028	9,545	9,544,600	(f)
Blackhawk Network Holdings, Inc. 2018 2nd Lien Term Loan	7.125% (1 Mo. LIBOR + 7.00%)		6/15/2026	6,366	6,346,239
Cengage Learning, Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		6/29/2026	14,386	14,449,905

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
CMI Marketing, Inc. 2021 Term Loan B	5.50% (1 Mo. LIBOR + 4.75%)		3/23/2028	$16,488	$16,611,287	(f)
DTI Holdco, Inc. 2018 Term Loan B	5.75% (2 Mo. LIBOR + 4.75%) (3 Mo. LIBOR + 4.75%)		9/30/2023	15,411	15,044,710
EagleView Technology Corporation 2018 Add On Term Loan B	3.585% (1 Mo. LIBOR + 3.50%)		8/14/2025	9,740	9,627,424
Edelman Financial Center, LLC 2018 2nd Lien Term Loan	6.835% (1 Mo. LIBOR + 6.75%)		7/20/2026	2,915	2,932,976
Emerald TopCo Inc Term Loan	3.585% - 3.63% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)		7/24/2026	18,373	18,205,223
Employbridge LLC 2021 Term Loan B	5.50% (3 Mo. LIBOR + 4.75%)		7/14/2028	19,437	19,272,797
Guidehouse LLP 2018 Term Loan	4.085% (1 Mo. LIBOR + 4.00%)		5/1/2025	10,661	10,690,600
KKR Apple Bidco, LLC 2021 2nd Lien Term Loan	–	(h)	7/13/2029	1,436	1,457,840	(f)
KKR Apple Bidco, LLC 2021 Term Loan	–	(h)	7/14/2028	9,575	9,560,325
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)		2/21/2025	28,533	28,167,505
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)		3/13/2025	16,434	16,108,182
Liftoff Mobile Inc Term Loan	4.25% (3 Mo. LIBOR + 3.50%)		3/17/2028	17,322	17,305,953
Magnite Inc Term Loan Term Loan	5.75% (3 Mo. LIBOR + 5.00%) (6 Mo. LIBOR + 5.00%)		4/28/2028	11,847	11,817,550
MHI Holdings,LLC Term Loan B	5.085% (1 Mo. LIBOR + 5.00%)		9/21/2026	20,267	20,368,128
Pathway Vet Alliance LLC 2021 Term Loan	3.835% (1 Mo. LIBOR + 3.75%)		3/31/2027	17,434	17,351,813
Priority Payment Systems Holdings, LLC 2021 Delayed Draw Term Loan(g)	–	(h)	4/27/2027	6,436	6,410,297
Priority Payment Systems Holdings, LLC 2021 Term Loan	6.75% (1 Mo. LIBOR + 5.75%) (3 Mo. LIBOR + 5.75%)		4/27/2027	6,658	6,631,343

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Refficiency Holdings LLC 2020 Delayed Draw Term Loan(g)	–	(h)	12/16/2027	$2,344	$2,349,945
Refficiency Holdings LLC 2020 Term Loan	4.75% (1 Mo. LIBOR + 4.00%)		12/16/2027	12,130	12,158,624
Renaissance Holding Corp. 2018 2nd Lien Term Loan	7.085% (1 Mo. LIBOR + 7.00%)		5/29/2026	6,000	6,028,770
Resideo Funding, Inc. 2021 Term Loan	2.75% (1 Mo. LIBOR + 2.25%) (3 Mo. LIBOR + 2.25%)		2/8/2028	6,332	6,292,253
Service Logic Acquisition, Inc Delayed Draw Term Loan(g)	–	(h)	10/29/2027	1,677	1,685,675
Service Logic Acquisition, Inc Term Loan	4.75% (2 Mo. LIBOR + 4.00%) (3 Mo. LIBOR + 4.00%)		10/29/2027	8,075	8,115,499
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.397% (3 Mo. LIBOR + 4.25%)		7/30/2025	18,673	17,957,082
Taboola.com Ltd Term Loan B	–	(h)	8/17/2028	14,326	14,218,702	(f)
Thermostat Purchaser III, Inc. Delayed Draw Term Loan(g)	–	(h)	8/24/2028	2,172	2,177,539	(f)
TNT Crane & Rigging, Inc. Exit Takeback PIK Term Loan	12.00% (3 Mo. LIBOR + 11.00%)		4/16/2025	4,601	4,474,109
United PF Holdings, LLC 2019 2nd Lien Term Loan	8.647% (3 Mo. LIBOR + 8.50%)		12/30/2027	4,000	3,700,000	(f)
Verifone Systems, Inc. 2018 1st Lien Term Loan	4.129% (3 Mo. LIBOR + 4.00%)		8/20/2025	23,227	22,466,119
Verscend Holding Corp. 2021 Term Loan B	4.085% (1 Mo. LIBOR + 4.00%)		8/27/2025	18,299	18,299,110
Weld North Education, LLC 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		12/21/2027	10,158	10,186,552
WEX Inc. 2021 Term Loan 2021 Term Loan	2.335% (1 Mo. LIBOR + 2.25%)		3/31/2028	12,113	12,023,494
Total					435,505,471

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Shipping 0.33%
Kenan Advantage Group, Inc. 2021 Term Loan B1	4.50% (1 Mo. LIBOR + 3.75%)		3/24/2026	$12,083	$12,079,529
Kestrel Bidco Inc. Term Loan B (Canada)(b)	4.00% (6 Mo. LIBOR + 3.00%)		12/11/2026	9,752	9,444,398
Total					21,523,927

Telecommunications 1.57%
Altice France S.A. 2018 Term Loan B13 (France)(b)	4.125% (3 Mo. LIBOR + 4.00%)		8/14/2026	16,814	16,796,521
Avis Budget Car Rental, LLC 2020 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%)		8/6/2027	13,835	13,549,685
CenturyLink, Inc. 2020 Term Loan B	2.335% (1 Mo. LIBOR + 2.25%)		3/15/2027	20,526	20,308,013
Consolidated Communications, Inc. 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.50%)		10/2/2027	14,547	14,572,066
Cyxtera DC Holdings, Inc. Term Loan B	4.00% (6 Mo. LIBOR + 3.00%)		5/1/2024	13,566	13,378,289
Frontier Communications Corp. 2021 DIP Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		5/1/2028	9,250	9,262,109
Zayo Group Holdings, Inc. USD Term Loan	3.085% (1 Mo. LIBOR + 3.00%)		3/9/2027	13,739	13,579,844
Total					101,446,527

Utility 2.40%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		12/10/2027	10,348	10,351,335
Calpine Construction Finance Company, L.P. 2017 Term Loan B	2.085% (1 Mo. LIBOR + 2.00%)		1/15/2025	9,110	8,979,309
Calpine Corp. 2019 Term Loan B10	2.085% (1 Mo. LIBOR + 2.00%)		8/12/2026	8,746	8,611,131
Centuri Group, Inc Term Loan B	–	(h)	8/18/2028	18,965	18,921,565
Edgewater Generation, L.L.C. Term Loan	3.835% (1 Mo. LIBOR + 3.75%)		12/13/2025	16,286	15,528,359
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		10/1/2027	16,348	16,346,043

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)
ExGen Renewables IV, LLC 2020 Term Loan	3.50% (3 Mo. LIBOR + 2.50%)		12/15/2027	$11,367	$11,356,666
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	3.75% (Prime Rate + 0.50%)		6/30/2028	2,864	1,455,866
Frontera Generation Holdings LLC 2021 Term Loan	15.25% (Prime Rate + 12.00%)		6/30/2026	2,973	3,151,380	(f)
Generation Bridge Acquisition, LLC Term Loan B	–	(h)	8/5/2028	9,369	9,252,221	(f)
Generation Bridge Acquisition, LLC Term Loan C	–	(h)	8/5/2028	195	192,754	(f)
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%)		6/3/2024	14,414	13,998,050
Pacific Gas & Electric Co. 2020 Term Loan	3.50% (3 Mo. LIBOR + 3.00%)		6/23/2025	13,338	12,826,822
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%)		5/7/2029	6,540	6,609,071
USIC Holdings, Inc. 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.50%)		5/12/2028	17,487	17,447,880
Total					155,028,452

Wireless Communications 0.32%
Radiate Holdco, LLC 2020 Term Loan	4.25% (1 Mo. LIBOR + 3.50%)		9/25/2026	12,805	12,793,062
Windstream Services, LLC 2020 Exit Term Loan B	7.25% (1 Mo. LIBOR + 6.25%)		9/21/2027	7,748	7,797,516
Total					20,590,578
Total Floating Rate Loans (cost $5,164,032,522)					5,189,797,916

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.37%

Shipping
ACBL Holdings Corp. Series A	Zero Coupon			354	9,447,141	(d)
ACBL Holdings Corp. Series B	Zero Coupon			445	14,343,284	(d)
Total					23,790,425
Total Preferred Stocks (cost $19,975,575)					23,790,425

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

	Exercise	Expiration	Shares	Fair
Investments	Price	Date	(000)	Value
WARRANTS 0.00%

Manufacturing 0.00%
UTEX Industries, Inc.*	$114.76	12/3/2025	57	$86,010	(d)

Service 0.00%
TNT Crane & Rigging, Inc.*	4.00	10/16/2025	13	31,628	(d)
Total Warrants (cost $136,614)				117,638
Total Long-Term Investments (cost $6,196,231,039)				6,249,577,535

			Principal Amount (000)
SHORT-TERM INVESTMENTS 9.39%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $76,571,900 of U.S. Treasury Note at 0.25% due 10/31/2025; $499,864,200 of U.S. Treasury Note at 0.75% due 8/31/2026; $25,000,000 of U.S. Treasury Note at 0.75% due 5/31/2026; $18,750,000 of U.S. Treasury Note at 0.50% due 2/28/2026; value: $618,451,576; proceeds: $606,325,073 (cost $606,325,073)			$606,325	606,325,073
Total Investments in Securities 106.19% (cost $6,802,556,112)				6,855,902,608
Less Unfunded Loan Commitments (1.50)% (cost $96,312,741)				(96,478,548)
Net Investments 104.69% (cost $6,706,243,371)				6,759,424,060
Other Assets and Liabilities – Net(k) (4.69%)				(303,058,038)
Net Assets 100.00%				$6,456,366,022

EUR	Euro.
GBP	British Pound.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $815,403,636, which represents 12.63% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Security partially/fully unfunded.
(h)	Interest rate to be determined.
(i)	Defaulted (non-income producing security).
(j)	Amount is less than $1,000.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Index/Issuer – Sell Protection at August 31, 2021(1):

Referenced Index/Issuer	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.IG.36(4)(5)	Bank of America	5.00%	6/20/2026	$14,744,000	$16,189,937	$1,438,823	$7,114

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $7,114. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

Centrally Cleared Interest Rate Swap Contracts at August 31, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse(1)	.4925%	3-Month USD LIBOR Index	9/15/2024	$21,286,000	$21,302,203	$16,203
Credit Suisse(1)	.6108%	3-Month USD LIBOR Index	2/15/2028	8,594,000	8,827,357	233,357
Credit Suisse(1)	.6764%	3-Month USD LIBOR Index	9/15/2029	11,566,000	12,026,777	460,777
Credit Suisse(1)	.6190%	3-Month USD LIBOR Index	2/15/2028	10,017,000	10,283,803	266,803
Credit Suisse(1)	.1835%	3-Month USD MFEDL Index	10/21/2025	32,990	33,513	523
Credit Suisse(2)	.0511%	3-Month USD MFEDL Index	10/21/2022	345,082	345,252	170
Total						$977,833

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse(1)	.4510%	3-Month USD LIBOR Index	5/15/2023	$20,744,000	$20,670,615	$(73,385)
Credit Suisse(1)	3-Month USD SOFR Index	0.4929%	10/21/2022	345,082	345,024	(58)
Credit Suisse(1)	.1731%	3-Month USD SOFR Index	10/21/2025	32,990	32,498	(492)
Total						$(73,935)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Central clearinghouse: London Clearing House (LCH).

Open Total Return Swaps Contracts at August 31, 2021:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Morgan Stanley	IBOXX	3 Mo. LIBOR + .00%	273,082	Long	12/20/2021	$49,933,033	$49,978,091	$45,058

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	392,799	Long	9/20/2021	$72,000,000	$71,727,005	$(272,995)
Morgan Stanley	IBOXX	3 Mo. LIBOR + .00%	280,364	Long	12/20/2021	51,359,906	51,310,759	(49,147)
Total						$123,359,906	$123,037,764	$(322,142)

*	iBOXX Leverage Loan Index.

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Open Forward Foreign Currency Exchange Contracts at August 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	9/10/2021	2,731,000	$3,201,180	$3,225,105	$23,925
Euro	Buy	State Street Bank and Trust	9/10/2021	4,155,000	4,871,540	4,906,741	35,201
Euro	Buy	State Street Bank and Trust	9/10/2021	4,370,000	5,157,088	5,160,640	3,552
British pound	Sell	Bank of America	9/8/2021	6,923,000	9,644,867	9,518,206	126,661
British pound	Sell	Barclays Bank plc	9/8/2021	18,025,000	25,523,508	24,781,983	741,525
British pound	Sell	Morgan Stanley	9/8/2021	2,600,000	3,684,238	3,574,655	109,583
British pound	Sell	Morgan Stanley	9/8/2021	4,542,000	6,434,758	6,244,647	190,111
British pound	Sell	State Street Bank and Trust	9/8/2021	5,527,000	7,654,796	7,598,891	55,905
Euro	Sell	Bank of America	9/10/2021	2,644,000	3,208,740	3,122,364	86,376
Euro	Sell	Bank of America	9/10/2021	2,382,000	2,840,919	2,812,962	27,957
Euro	Sell	State Street Bank and Trust	9/10/2021	75,000,000	91,117,575	88,569,334	2,548,241
Euro	Sell	State Street Bank and Trust	9/10/2021	3,611,000	4,315,011	4,264,318	50,693
Euro	Sell	State Street Bank and Trust	9/10/2021	709,000	847,485	837,275	10,210
Euro	Sell	State Street Bank and Trust	9/10/2021	1,407,000	1,682,033	1,661,561	20,472
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,030,412

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	9/8/2021	9,129,000	$12,667,241	$12,551,163	$(116,078)
Euro	Buy	Morgan Stanley	9/10/2021	6,275,000	7,652,833	7,410,301	(242,532)
Euro	Buy	Toronto Dominion Bank	9/10/2021	1,681,141	2,041,318	1,985,300	(56,018)
Euro	Buy	Toronto Dominion Bank	9/10/2021	7,625,000	9,262,591	9,004,549	(258,042)
Euro	Sell	Morgan Stanley	9/10/2021	3,580,000	4,217,504	4,227,710	(10,206)
Euro	Sell	State Street Bank and Trust	9/10/2021	984,000	1,155,938	1,162,030	(6,092)
Euro	Sell	State Street Bank and Trust	9/10/2021	7,024,000	8,284,153	8,294,813	(10,660)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(699,628)

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2021

Open Futrues Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2021	540	Short	$(80,125,756)	$(79,928,437)	$197,319

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2021	3,775	Short	$(466,780,373)	$(467,038,281)	$(257,908)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$9,840,589	$–	$9,840,589
Common Stocks
Manufacturing	–	13,091,540	–	13,091,540
Service	–	10,080,152	–	10,080,152
Shipping	–	–	2,380,250	2,380,250
Specialty Retail	–	–	18,781,193	18,781,193
Utilities	–	–	471,778	471,778
Other	6,231,146	–	–	6,231,146
Convertible Bonds	–	49,569,282	–	49,569,282
Corporate Bonds
Mining	–	38,650,994	5	38,650,999
Other	–	809,041,596	–	809,041,596
Exchange-Traded Fund	77,733,031	–	–	77,733,031
Floating Rate Loans
Aerospace	–	245,179,865	20,570,116	265,749,981
Broadcasting	–	79,924,340	9930,292	89,854,632
Chemicals	–	82,807,155	14,150,257	96,957,412
Diversified Media	–	165,705,637	7,208,022	172,913,659
Energy	–	106,338,043	27,311,463	133,649,506
Financial	–	238,558,320	11,466,721	250,025,041
Food/Tobacco	–	84,067,084	8,888,516	92,955,600
Gaming/Leisure	–	310,999,715	35,417,466	346,417,181
Healthcare	–	843,805,872	68,077,234	911,883,106
Housing	–	115,300,915	9,311,840	124,612,755
Information Technology	–	935,394,862	34,527,396	969,922,258
Less Unfunded Commitments	–	(46,820,242)	(49,658,306)	(96,478,548)
Manufacturing	–	290,792,102	39,596,858	330,388,960
Retail	–	202,831,144	68,476,644	271,307,788
Service	–	373,430,774	62,074,697	435,505,471
Utility	–	142,432,097	12,596,355	155,028,452
Remaining Industries	–	542,626,114	–	542,626,114
Preferred Stocks	–	–	23,790,425	23,790,425
Warrants	–	–	117,638	117,638
Short-Term Investments
Repurchase Agreements	–	606,325,073	–	606,325,073
Total	$83,964,177	$6,249,973,023	$425,486,860	$6,759,424,060

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND August 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$7,114	$–	$7,114
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	977,833	–	977,833
Liabilities	–	(73,935)	–	(73,935)
Forward Foreign Currency Exchange Contracts
Assets	–	4,030,412	–	4,030,412
Liabilities	–	(699,628)	–	(699,628)
Futures Contracts
Assets	197,319	–	–	197,319
Liabilities	(257,908)	–	–	(257,908)
Total Return Swap Contracts
Assets	–	45,058	–	45,058
Liabilities	–	(322,142)	–	(322,142)
Total	$(60,589)	$3,964,712	$–	$3,904,123

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans	Preferred Stocks	Warrants
Balance as of December 1, 2020	$7,790,465	$1,963,955	$5	$227,870,190	$25,086,404	$31,628
Accrued Discounts (Premiums)	–	–	–	336,221	–	–
Realized Gain (Loss)	–	(5,776,804)	–	549,366	–	–
Change in Unrealized Appreciation (Depreciation)	369,535	10,440,005	–	11,615,544	(1,295,979)	–
Purchases	–	733,876	–	297,399,851	–	86,010
Sales	(8,160,000)	(5,381,250)	–	(80,813,964)	–	–
Transfers into Level 3	–	19,653,439	–	83,854,519	–	–
Transfers out of Level 3	–	–	–	(160,866,156)	–	–
Balance as of August 31, 2021	$–	$21,633,221	$5	$379,945,571	$23,790,425	$117,638
Change in unrealized appreciation/ depreciation for the period ended August 31, 2021, related to Level 3 investments held at August 31, 2021	$–	$3,030,455	$–	$11,937,800	$(1,295,979)	$–

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.29%

ASSET-BACKED SECURITIES 0.56%

Others
Bain Capital Credit CLO Ltd. 2021-2A D†	Zero Coupon	#(a)	7/16/2034	$8,750	$8,750,668
CIFC Funding III Ltd. 2021-3A D†	3.148% (3 Mo. LIBOR + 3.00%)	#	7/15/2036	13,650	13,597,819
OCP CLO Ltd. 2021-21A D†	Zero Coupon	#(a)	7/20/2034	13,000	13,000,335
Palmer Square CLO Ltd. 2021-2A D†	3.006% (3 Mo. LIBOR + 2.90%)	#	7/15/2034	7,000	6,999,528
Total Asset-Backed Securities (cost $42,400,000)					42,348,350

				Shares (000)

COMMON STOCKS 3.39%

Banking 0.43%
First Republic Bank				38	7,633,924
LendingClub Corp.*				265	8,231,863
Signature Bank				31	8,073,721
SVB Financial Group*				15	8,473,068
Total					32,412,576

Building Materials 0.10%
Trex Co., Inc.*				68	7,421,642

Diversified Capital Goods 0.13%
RBC Bearings, Inc.*				33	7,679,055
UTEX Industries, Inc.				49	2,165,636
Total					9,844,691

Electric: Generation 0.00%
Frontera Generation				88	197,150	(b)

Energy: Exploration & Production 0.10%
Range Resources Corp.*				518	7,568,686

Environmental 0.35%
Clean Harbors, Inc.*				74	7,640,983
Darling Ingredients, Inc.*				99	7,397,477
Pentair plc (United Kingdom)(c)				147	11,350,853
Total					26,389,313

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Shares (000)	Fair Value
Gaming 0.20%
Churchill Downs, Inc.	36	$7,640,729
Scientific Games Corp. Class A*	102	7,353,075
Total		14,993,804

Investments & Miscellaneous Financial Services 0.10%
Penson Technologies Class A Units	4,881	48,812	(d)
Tradeweb Markets, Inc. Class A	86	7,470,591
Total		7,519,403

Machinery 0.00%
TNT Crane & Rigging, Inc.	15	282,971

Media: Content 0.20%
AppLovin Corp. Class A*(e)	103	7,246,906
ROBLOX Corp. Class A*	92	7,561,974
Total		14,808,880

Medical Products 0.21%
Edwards Lifesciences Corp.*	66	7,727,318
Shockwave Medical, Inc.*	36	7,775,609
Total		15,502,927

Metals/Mining (Excluding Steel) 0.12%
Alcoa Corp.*	204	9,066,521

Personal & Household Products 0.39%
Britax Child Safety, Inc.	2	–	(b)(f)
Gibson Brands, Inc.	57	6,669,417	(b)
Pool Corp.	16	7,661,650
Revlon, Inc. Class A	702	99,838
Traeger, Inc.*	286	7,178,124
YETI Holdings, Inc.*	75	7,481,991
Total		29,091,020

Pharmaceuticals 0.10%
Horizon Therapeutics plc*	70	7,588,675

Restaurants 0.10%
Domino’s Pizza, Inc.	14	7,231,291

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments			Shares (000)		Fair Value
Software/Services 0.31%
DocuSign, Inc.*				27	$7,929,160
DoorDash, Inc. Class A*				39	7,494,459
Veeva Systems, Inc. Class A*				23	7,546,569
Total					22,970,188

Specialty Retail 0.23%
Chinos Intermediate				56	364,474	(b)
Chinos Intermediate				48	729,255	(b)
Claires Holdings LLC				7	1,717,030	(b)
Deckers Outdoor Corp.*				17	7,234,582
Lululemon Athletica, Inc. (Canada)*(c)				19	7,627,640
Total					17,672,981

Support: Services 0.20%
Allfunds Group plc*(g)			EUR	429	7,727,523
United Rentals, Inc.*				22	7,651,447
Total					15,378,970

Transportation: Infrastructure/Services 0.02%
ACBL Holdings Corp.				22	555,675	(b)
Chassix Holdings, Inc.				160	1,196,970	(b)
Total					1,752,645

Trucking & Delivery 0.10%
Old Dominion Freight Line, Inc.				27	7,817,383
Total Common Stocks (cost $257,634,628)					255,511,717

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 2.18%

Auto Manufacturers 0.16%
Tesla, Inc.	2.00%	5/15/2024		$1,036	12,266,240

Biotechnology 0.31%
Illumina, Inc.	Zero Coupon	8/15/2023		6,515	7,961,140
Novavax, Inc.	3.75%	2/1/2023		8,142	15,813,202
Total					23,774,342

Commercial Services 0.15%
Square, Inc.	0.125%	3/1/2025		4,928	11,084,882

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services 0.15%
Coinbase Global, Inc.†	0.50%	6/1/2026	$11,008	$11,684,281

Health Care-Product 0.14%
Repligen Corp.	0.375%	7/15/2024	4,152	10,268,311

Internet 0.30%
Shopify, Inc. (Canada)(c)	0.125%	11/1/2025	5,829	7,728,671
Snap, Inc.	0.75%	8/1/2026	2,259	7,578,901
Twitter, Inc.	0.25%	6/15/2024	5,826	7,643,129
Total				22,950,701

Machinery-Diversified 0.11%
Chart Industries, Inc.†	1.00%	11/15/2024	2,477	7,944,231

Mining 0.10%
Livent Corp.	4.125%	7/15/2025	2,560	7,632,000

Retail 0.13%
Dick’s Sporting Goods, Inc.	3.25%	4/15/2025	2,342	9,606,591

Software 0.63%
Atlassian, Inc.	0.625%	5/1/2023	2,370	10,586,494
Datadog, Inc.	0.125%	6/15/2025	4,867	7,892,814
Everbridge, Inc.	0.125%	12/15/2024	5,327	8,027,550
HubSpot, Inc.	0.375%	6/1/2025	4,584	11,339,670
Workday, Inc.	0.25%	10/1/2022	5,018	9,408,750
Total				47,255,278
Total Convertible Bonds (cost $146,040,615)				164,466,857

FLOATING RATE LOANS(h) 6.62%

Aerospace/Defense 0.24%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(c)	8.50% (3 Mo. LIBOR + 6.50%)	3/6/2024	3,857	3,879,032
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(c)	0.50%	3/6/2025	6,461	6,207,106
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	4/30/2025	8,290	7,982,518
Total				18,068,656

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.10%
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%)		10/20/2027	$7,302	$7,751,511

Beverages 0.14%
Miller’s Ale House, Inc. 2018 Term Loan	4.837% (1 Mo. LIBOR + 4.75%)		5/30/2025	10,934	10,551,723

Building & Construction 0.21%
Aegion Corporation Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		5/17/2028	7,621	7,695,928
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%)		5/7/2029	7,760	7,842,354
Total					15,538,282

Building Materials 0.11%
Associated Asphalt Partners, LLC 2017 Term Loan B	6.25% (1 Mo. LIBOR + 5.25%)		4/5/2024	8,996	8,360,251

Chemicals 0.37%
ASP Unifrax Holdings Inc 2021 Bridge Term Loan(i)	–	(j)	8/2/2028	9,737	9,737,000
ASP Unifrax Holdings Inc 2021 Unsecured Bridge Facility(i)	–	(j)	8/2/2029	6,954	6,954,000
ASP Unifrax Holdings Inc Term Loan B	3.897% (3 Mo. LIBOR + 3.75%)		12/12/2025	11,751	11,483,330
Total					28,174,330

Diversified Capital Goods 0.13%
Robertshaw US Holding Corp 2018 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%)		2/28/2025	9,486	9,144,785
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%)		12/3/2025	284	286,395
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% (1 Mo. LIBOR + 5.25%)		12/3/2025	325	317,616
Total					9,748,796

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.25%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	3.75% (Prime Rate + 0.50%)		6/30/2028	$1,197	$608,387
Frontera Generation Holdings LLC 2021 Term Loan	15.25% (Prime Rate + 12.00%)		6/30/2026	1,242	1,316,921	(k)
Peabody Energy Corporation 2018 Term Loan	–	(j)	3/31/2025	22,546	16,620,327
Total					18,545,635

Electronics 0.23%
Atlas CC Acquisition Corp. Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028	8,877	8,916,910
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.349% (3 Mo. LIBOR + 4.25%)		6/26/2025	8,318	8,271,377
Total					17,188,287

Food: Wholesale 0.10%
Sovos Brands Intermediate, Inc. 2021 Term Loan	5.00% (3 Mo. LIBOR + 4.25%)		6/8/2028	7,403	7,429,661

Gaming 0.45%
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (1 Mo. LIBOR + 9.00%)		12/23/2025	476	520,428
Spectacle Gary Holdings LLC Term Loan B	11.00% (1 Mo. LIBOR + 9.00%)		12/23/2025	6,574	7,181,912
The Enterprise Development Authority Term Loan B	5.00% (1 Mo. LIBOR + 4.25%)		2/18/2028	12,089	12,134,680	(k)
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%)		2/8/2026	13,563	13,867,798	(k)
Total					33,704,818

Gas Distribution 0.28%
BCP Raptor II, LLC 1st Lien Term Loan	4.835% (1 Mo. LIBOR + 4.75%)		11/3/2025	11,104	10,972,120
Brazos Delaware II, LLC Term Loan B	4.088% (1 Mo. LIBOR + 4.00%)		5/21/2025	10,544	10,288,213
Total					21,260,333

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 0.03%
Pearl Intermediate Parent LLC 2018 Incremental Term Loan	3.335% (1 Mo. LIBOR + 3.25%)		2/14/2025	$1,838	$1,822,097
Unified Physician Management, LLC 2020 Term Loan	5.00% (1 Mo. LIBOR + 4.25%)		12/16/2027	176	176,468	(k)
Total					1,998,565

Health Services 0.19%
PetVet Care Centers, LLC 2021 Term Loan B3	4.25% (1 Mo. LIBOR + 3.50%)		2/14/2025	2,885	2,886,421
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.585% (1 Mo. LIBOR + 5.50%)		10/1/2025	11,466	11,274,582
Total					14,161,003

Integrated Energy 0.22%
Array Technologies, Inc. Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		10/14/2027	9,202	9,139,042
Esdec Solar Group B.V. Term Loan B (Netherlands)(c)	–	(j)	8/17/2028	7,351	7,268,678	(k)
Total					16,407,720

Machinery 0.21%
Arcline FM Holdings, LLC 2021 1st Lien Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		6/23/2028	9,100	9,031,711	(k)
CMBF LLC Term Loan	6.50% (3 Mo. LIBOR + 6.00%)		6/8/2028	6,584	6,583,641	(k)
Total					15,615,352

Media: Content 0.40%
ECL Entertainment, LLC Term Loan	8.25% (1 Mo. LIBOR + 7.50%)		3/31/2028	8,531	8,701,517	(k)
Gray Television, Inc. 2021 Second Lien Bridge Term Loan(i)	–	(j)	8/12/2022	21,523	21,523,310	(k)
Total					30,224,827

Medical Products 0.49%
Insulet Corporation Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)		5/4/2028	8,428	8,438,379
Medline Industries, Inc. Bridge Term Loan(i)	–	(j)	8/4/2022	13,899	13,898,655	(k)
Medline Industries, Inc. Unsecured Bridge Term Loan(i)	–	(j)	8/4/2022	14,987	14,986,982	(k)
Total					37,324,016

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.27%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%)		6/14/2024	$21,069	$20,336,633

Oil Field Equipment & Services 0.14%
Ulterra Drilling Technologies, LP Term Loan B	5.335% (1 Mo. LIBOR + 5.25%)		11/26/2025	11,745	10,609,479

Personal & Household Products 0.26%
Anastasia Parent, LLC 2018 Term Loan B	3.897% (3 Mo. LIBOR + 3.75%)		8/11/2025	13,114	10,917,091	(k)
Britax Child Safety, Inc. Junior PIK Term Loan PIK 12.00%	–	(j)	3/31/2025	1,314	1,182,827	(k)
FGI Operating Company, LLC Exit Term Loan	12.00% (3 Mo. LIBOR + 10.00%)		5/16/2022	655	82,260	(k)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%)		6/30/2025	9,943	7,573,599
Total					19,755,777

Real Estate 0.13%
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%)		8/9/2026	10,102	10,139,750	(k)

Retail 0.11%
Torrid LLC 2021 Term Loan B	6.25% (3 Mo. LIBOR + 5.50%)		5/19/2028	8,123	8,132,683	(k)

Software/Services 0.21%
Grab Holdings Inc Term Loan B	5.50% (6 Mo. LIBOR + 4.50%)		1/29/2026	6,619	6,695,793
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	5.75% (3 Mo. LIBOR + 5.00%)		7/27/2028	9,206	9,194,214
Total					15,890,007

Specialty Retail 0.31%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	11.00% (3 Mo. LIBOR + 10.00%)		9/10/2027	1,371	1,497,651
Claire’s Stores, Inc. 2019 Term Loan B	6.585% (1 Mo. LIBOR + 6.50%)		12/18/2026	4,380	4,251,764

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%)		6/19/2024	$7,739	$7,506,627
Sweetwater Borrower, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.75%)		8/7/2028	10,031	9,980,769	(k)
Total					23,236,811

Support: Services 0.49%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.119% (3 Mo. LIBOR + 7.00%)		4/10/2026	18,411	18,704,765
Pathway Vet Alliance LLC 2021 Term Loan	3.835% (1 Mo. LIBOR + 3.75%)		3/31/2027	7,401	7,365,854
Rent-A-Center, Inc. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		2/17/2028	3,368	3,390,613
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.397% (3 Mo. LIBOR + 4.25%)		7/30/2025	7,765	7,467,175
Total					36,928,407

Technology Hardware & Equipment 0.13%
Atlas CC Acquisition Corp Term Loan C	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028	1,805	1,813,609
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.25%)		12/1/2028	8,146	8,251,221
Total					10,064,830

Telecommunications: Wireline Integrated & Services 0.10%
Cyxtera DC Holdings, Inc. Term Loan B	4.00% (6 Mo. LIBOR + 3.00%)		5/1/2024	7,688	7,581,285

Theaters & Entertainment 0.22%
Cinemark USA, Inc. 2018 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%)		3/31/2025	7,357	7,017,950
City Football Group Limited Term Loan (United Kingdom)(c)	4.00% (3 Mo. LIBOR + 3.50%)		7/21/2028	7,401	7,382,639	(k)
CMBF LLC Delayed Draw Term Loan(i)	–	(j)	6/8/2028	1,959	1,959,418	(k)
Total					16,360,007

Transportation: Infrastructure/Services 0.10%
LaserShip, Inc. 2021 Term Loan	5.25% (3 Mo. LIBOR + 4.50%)		5/7/2028	7,489	7,493,842
Total Floating Rate Loans (cost $482,175,757)					498,583,277

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 0.31%

Bahamas 0.15%
Bahamas Government International Bond†	8.95%	10/15/2032		$10,231	$11,177,367

Sri Lanka 0.16%
Republic of Sri Lanka†	5.875%	7/25/2022		15,402	11,782,530
Total Foreign Government Obligations (cost $23,300,365)					22,959,897

HIGH YIELD CORPORATE BONDS 84.76%

Advertising 0.84%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		16,696	17,426,450
Lamar Media Corp.	4.875%	1/15/2029		7,042	7,507,547
Midas OpCo Holdings LLC†	5.625%	8/15/2029		8,078	8,279,950
National CineMedia LLC†	5.875%	4/15/2028		12,602	11,019,000
Outfront Media Capital LLC/Outfront Media Capital Corp.†	4.25%	1/15/2029		7,315	7,342,431
Summer BC Bidco B LLC†	5.50%	10/31/2026		3,374	3,424,610
Summer BC Holdco A Sarl(g)	9.25%	10/31/2027	EUR	6,317	8,112,551
Total					63,112,539

Aerospace/Defense 1.38%
Bombardier, Inc. (Canada)†(c)	6.00%	2/15/2028		$7,469	7,542,420
Bombardier, Inc. (Canada)†(c)	7.125%	6/15/2026		18,955	20,021,219
Howmet Aerospace, Inc.(l)	3.00%	1/15/2029		7,438	7,596,392
Spirit AeroSystems, Inc.	4.60%	6/15/2028		13,361	13,077,079
TransDigm, Inc.†	4.625%	1/15/2029		11,038	10,913,823
TransDigm, Inc.	5.50%	11/15/2027		31,918	32,683,074
Triumph Group, Inc.	7.75%	8/15/2025		12,163	12,182,704
Total					104,016,711

Agriculture 0.14%
Turning Point Brands, Inc.†	5.625%	2/15/2026		10,327	10,861,422

Airlines 2.18%
Air Canada (Canada)†(c)	3.875%	8/15/2026		6,640	6,681,500
American Airlines Group, Inc.†	3.75%	3/1/2025		16,227	14,543,449
American Airlines, Inc.†	11.75%	7/15/2025		22,489	27,948,205
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		9,115	9,855,320
Azul Investments LLP†	7.25%	6/15/2026		11,584	11,231,441
Delta Air Lines, Inc.†	7.00%	5/1/2025		10,728	12,555,717
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		12,752	14,227,581

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		$14,231	$15,005,378
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027		11,961	13,009,309
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025		7,608	8,625,228
Transportes Aereos Portugueses SA†(g)	5.625%	12/2/2024	EUR	2,800	2,723,238
Transportes Aereos Portugueses SA(g)	5.625%	12/2/2024	EUR	6,700	6,516,319
United Airlines 2020-1 Class A Pass Through Trust	5.875%	4/15/2029		$7,865	8,790,411
United Airlines, Inc.†	4.375%	4/15/2026		4,411	4,584,705
United Airlines, Inc.†	4.625%	4/15/2029		7,929	8,236,447
Total					164,534,248

Apparel 0.76%
BK LC Lux Finco1 Sarl(g)	5.25%	4/30/2029	EUR	6,000	7,362,570
Crocs, Inc.†	4.125%	8/15/2031		$7,859	7,908,865
Crocs, Inc.†	4.25%	3/15/2029		15,024	15,504,167
Levi Strauss & Co.†	3.50%	3/1/2031		10,943	11,286,446
Tapestry, Inc.	4.125%	7/15/2027		7,048	7,721,570
Wolverine World Wide, Inc.†	4.00%	8/15/2029		7,355	7,469,481
Total					57,253,099

Auto Manufacturers 2.49%
Allison Transmission, Inc.†	3.75%	1/30/2031		8,420	8,421,221
Aston Martin Capital Holdings Ltd. (Jersey)†(c)	10.50%	11/30/2025		7,785	8,690,084
Ford Motor Co.	4.75%	1/15/2043		29,532	31,895,298
Ford Motor Co.	6.625%	10/1/2028		7,168	8,574,827
Ford Motor Co.	7.45%	7/16/2031		23,176	30,527,311
Ford Motor Co.	9.00%	4/22/2025		58,799	71,908,237
Ford Motor Co.	9.625%	4/22/2030		6,158	8,784,264
Ford Motor Credit Co. LLC	4.00%	11/13/2030		6,602	6,973,594
Jaguar Land Rover Automotive plc (United Kingdom)†(c)	4.50%	10/1/2027		8,919	8,776,787
Jaguar Land Rover Automotive plc (United Kingdom)†(c)	5.875%	1/15/2028		3,151	3,244,585
Total					187,796,208

Auto Parts & Equipment 0.90%
Dana, Inc.	4.25%	9/1/2030		9,357	9,742,181
Dana, Inc.	5.625%	6/15/2028		4,480	4,821,242
Goodyear Tire & Rubber Co. (The)	4.875%	3/15/2027		7,142	7,677,221

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Auto Parts & Equipment (continued)
Meritor, Inc.†	4.50%		12/15/2028			$8,162	$8,336,463
Nemak SAB de CV (Mexico)†(c)	3.625%		6/28/2031			7,330	7,376,472
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029			7,363	7,634,842
Tenneco, Inc.	5.00%		7/15/2026			15,345	15,352,366
Tenneco, Inc.†	5.125%		4/15/2029			6,493	6,743,954
Total							67,684,741

Banks 1.20%
CIT Group, Inc.	6.125%		3/9/2028			15,761	19,356,321
Credit Suisse Group AG (Switzerland)†(c)	7.25% (5 Yr U.S. CMT + 4.33%)	#	–	(m)		10,437	11,717,098
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125% (5 Yr. Swap rate + 3.70%)	#	–	(m)		9,021	9,976,910
Synovus Financial Corp.	5.90% (5 Yr. Swap rate + 3.38%)	#	2/7/2029			21,205	23,034,080
Texas Capital Bancshares, Inc.	4.00% (5 Yr Treasury CMT + 3.15%)	#	5/6/2031			14,075	14,726,300
Texas Capital Bank NA	5.25%		1/31/2026			10,952	11,924,368
Total							90,735,077

Beverages 0.10%
Triton Water Holdings, Inc.†	6.25%		4/1/2029			7,201	7,137,019

Biotechnology 0.19%
HCRX Investments Holdco LP†	4.50%		8/1/2029			14,252	14,456,338

Building Materials 0.50%
APi Group DE, Inc.†	4.125%		7/15/2029			7,356	7,218,222
Builders FirstSource, Inc.†	4.25%		2/1/2032			4,151	4,269,366
PCF GmbH(g)	4.75%		4/15/2026		EUR	2,722	3,328,199
PCF GmbH†(g)	4.75%		4/15/2026		EUR	3,666	4,482,432
SRM Escrow Issuer LLC†	6.00%		11/1/2028			$7,171	7,610,224
Victors Merger Corp.†	6.375%		5/15/2029			11,112	11,043,439
Total							37,951,882

Chemicals 1.81%
Ashland LLC	6.875%		5/15/2043			6,343	8,273,238
Braskem Idesa SAPI (Mexico)†(c)	7.45%		11/15/2029			14,337	15,211,772
Chemours Co. (The)	5.375%		5/15/2027			9,094	9,890,134
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			11,291	11,559,218

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chemicals (continued)
Element Solutions, Inc.†	3.875%	9/1/2028		$7,236	$7,390,091
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%	7/1/2028		6,660	7,367,625
Ingevity Corp.†	3.875%	11/1/2028		11,339	11,396,092
Minerals Technologies, Inc.†	5.00%	7/1/2028		7,655	8,031,128
NOVA Chemicals Corp. (Canada)†(c)	4.25%	5/15/2029		8,895	8,950,594
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029		14,851	14,625,785
Tianqi Finco Co. Ltd.	3.75%	11/28/2022		17,771	16,233,936
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(c)	5.125%	4/1/2029		9,533	9,638,340
Valvoline, Inc.†	4.25%	2/15/2030		7,491	7,782,287
Total					136,350,240

Coal 0.56%
Coronado Finance Pty Ltd. (Australia)†(c)	10.75%	5/15/2026		13,973	15,374,003
Peabody Energy Corp.†	6.375%	3/31/2025		2,813	2,239,851
SunCoke Energy, Inc.†	4.875%	6/30/2029		7,646	7,753,885
Warrior Met Coal, Inc.†	8.00%	11/1/2024		16,387	16,520,227
Total					41,887,966

Commercial Services 2.35%
Ahern Rentals, Inc.†	7.375%	5/15/2023		9,694	9,463,767
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl (Luxembourg)†(c)	4.625%	6/1/2028		6,899	6,924,871
Alta Equipment Group, Inc.†	5.625%	4/15/2026		9,405	9,675,394
Arena Luxembourg Finance Sarl(g)	1.875%	2/1/2028	EUR	6,215	6,871,130
HERTZ Corp.†(n)	6.00%	1/15/2028		$6,517	472,483
IPD 3 BV†(g)	5.50%	12/1/2025	EUR	3,425	4,218,087
IPD 3 BV(g)	5.50%	12/1/2025	EUR	3,500	4,310,454
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$7,112	7,334,250
Limak Iskenderun Uluslararasi
Liman Isletmeciligi AS (Turkey)†(c)	9.50%	7/10/2036		13,446	14,059,299
Metis Merger Sub LLC†	6.50%	5/15/2029		7,478	7,488,394
NESCO Holdings II, Inc.†	5.50%	4/15/2029		7,347	7,630,227
Peoplecert Wisdom Issuer plc†(g)	5.75%	9/15/2026	EUR	2,753	3,358,299
Peoplecert Wisdom Issuer plc(g)	5.75%	9/15/2026	EUR	3,976	4,850,198
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		$8,463	8,177,374
Rent-A-Center, Inc.†	6.375%	2/15/2029		9,636	10,394,835
Sabre GLBL, Inc.†	9.25%	4/15/2025		10,290	11,872,087

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%		11/1/2026		$7,025	$7,295,252
Square, Inc.†	3.50%		6/1/2031		11,104	11,563,095
StoneCo Ltd. (Brazil)†(c)	3.95%		6/16/2028		7,634	7,375,780
Team Health Holdings, Inc.†	6.375%		2/1/2025		16,050	15,347,812
TransJamaican Highway Ltd. (Jamaica)†(c)	5.75%		10/10/2036		10,664	10,682,672
United Rentals North America, Inc.	4.00%		7/15/2030		7,304	7,660,362
Total						177,026,122

Computers 0.84%
Ahead DB Holdings LLC†	6.625%		5/1/2028		7,112	7,245,350
Austin BidCo, Inc.†	7.125%		12/15/2028		8,421	8,547,315
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		22,502	22,719,144
Presidio Holdings, Inc.†	4.875%		2/1/2027		8,019	8,309,689
Science Applications International Corp.†	4.875%		4/1/2028		8,027	8,393,674
Western Digital Corp.	4.75%		2/15/2026		7,274	8,142,661
Total						63,357,833

Cosmetics/Personal Care 0.18%
Coty, Inc.†	5.00%		4/15/2026		6,326	6,536,340
Coty, Inc.†	6.50%		4/15/2026		6,970	7,196,525
Total						13,732,865

Distribution/Wholesale 0.50%
BCPE Empire Holdings, Inc.†	7.625%		5/1/2027		4,095	4,105,238
H&E Equipment Services, Inc.†	3.875%		12/15/2028		10,963	11,022,748
Resideo Funding, Inc.†	4.00%		9/1/2029		14,167	14,194,059
Wolverine Escrow LLC†	8.50%		11/15/2024		8,970	8,532,712
Total						37,854,757

Diversified Financial Services 3.85%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027		8,113	8,994,275
AG Issuer LLC†	6.25%		3/1/2028		11,113	11,376,934
Air Lease Corp.	4.65% (5 Yr Treasury CMT + 4.08%)	#	–	(m)	8,408	8,841,012
Aircastle Ltd.†	5.25% (5 Yr Treasury CMT + 4.41%)	#	–	(m)	7,457	7,496,149
Alliance Data Systems Corp.†	4.75%		12/15/2024		10,817	11,114,468
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%)	#	–	(m)	13,225	13,960,641
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		11,834	11,390,282

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Diversified Financial Services (continued)
Jefferson Capital Holdings LLC†	6.00%		8/15/2026			$9,419	$9,502,264
Jerrold Finco plc†(g)	5.25%		1/15/2027		GBP	5,266	7,579,225
Midcap Financial Issuer Trust†	6.50%		5/1/2028			$13,294	13,928,257
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030			6,474	6,644,655
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028			7,499	7,798,960
Navient Corp.	6.125%		3/25/2024			12,816	13,905,360
Navient Corp.	6.75%		6/25/2025			25,699	28,686,509
Navient Corp.	6.75%		6/15/2026			10,548	11,919,240
OneMain Finance Corp.	4.00%		9/15/2030			21,987	22,063,295
OneMain Finance Corp.	5.375%		11/15/2029			14,410	15,762,883
PHH Mortgage Corp.†	7.875%		3/15/2026			14,195	14,109,475
PRA Group, Inc.†	7.375%		9/1/2025			6,299	6,732,056
Quicken Loans LLC†	5.25%		1/15/2028			17,978	18,989,262
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029			6,142	6,280,195
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%		3/1/2031			11,735	12,020,894
SCF Preferred Equity LLC†	7.50% (5 Yr Treasury CMT + 6.73%)	#	–	(m)		10,000	10,025,000
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(c)	10.50%		6/1/2024			10,235	11,118,280
Total							290,239,571

Electric 1.87%
Calpine Corp.†	4.625%		2/1/2029			8,037	8,073,970
Calpine Corp.†	5.00%		2/1/2031			7,812	7,959,100
Clearway Energy Operating LLC†	4.75%		3/15/2028			6,921	7,335,914
DPL, Inc.	4.125%		7/1/2025			9,353	10,024,078
Elwood Energy LLC	8.159%		7/5/2026			4,557	4,905,907
JSW Hydro Energy Ltd. (India)†(c)	4.125%		5/18/2031			8,314	8,399,219
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			7,252	7,412,305
Mong Duong Finance Holdings BV (Vietnam)†(c)	5.125%		5/7/2029			11,225	11,295,156
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			16,992	18,334,878
NRG Energy, Inc.†	5.25%		6/15/2029			6,743	7,329,304
NRG Energy, Inc.	5.75%		1/15/2028			6,797	7,272,790
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025			6,328	6,860,267
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			16,419	17,183,058
Pike Corp.†	5.50%		9/1/2028			10,685	10,871,988
Talen Energy Supply LLC	6.50%		6/1/2025			17,841	7,695,180
Total							140,953,114

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electrical Components & Equipment 0.10%
EnerSys†	4.375%	12/15/2027		$6,862	$7,222,152

Electronics 0.20%
Atkore, Inc.†	4.25%	6/1/2031		7,369	7,627,910
TTM Technologies, Inc.†	4.00%	3/1/2029		7,177	7,275,684
Total					14,903,594

Energy-Alternate Sources 0.62%
Investment Energy Resources Ltd.†	6.25%	4/26/2029		8,699	9,492,784
Renewable Energy Group, Inc.†	5.875%	6/1/2028		7,970	8,263,176
Sunnova Energy Corp.†	5.875%	9/1/2026		8,753	8,826,963
TerraForm Power Operating LLC†	4.75%	1/15/2030		13,087	13,789,968
TerraForm Power Operating LLC†	5.00%	1/31/2028		6,161	6,663,707
Total					47,036,598

Engineering & Construction 0.78%
Arcosa, Inc.†	4.375%	4/15/2029		8,502	8,767,348
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026		6,852	7,160,340
Dycom Industries, Inc.†	4.50%	4/15/2029		10,624	10,929,440
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		7,063	7,301,376
MasTec, Inc.†	4.50%	8/15/2028		7,035	7,413,413
Promontoria Holding 264 BV(g)	6.75%	8/15/2023	EUR	7,633	8,866,086
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$8,150	8,457,377
Total					58,895,380

Entertainment 3.29%
Affinity Gaming†	6.875%	12/15/2027		12,779	13,591,105
ASR Media and Sponsorship SpA(g)	5.125%	8/1/2024	EUR	5,946	6,922,757
Boyne USA, Inc.†	4.75%	5/15/2029		$5,913	6,112,564
Buena Vista Gaming Authority†	13.00%	4/1/2023		14,440	15,577,150
Caesars Entertainment, Inc.†	8.125%	7/1/2027		22,982	25,430,732
CCM Merger, Inc.†	6.375%	5/1/2026		6,488	6,852,950
Cedar Fair LP	5.25%	7/15/2029		6,403	6,568,454
Churchill Downs, Inc.†	4.75%	1/15/2028		20,364	21,322,126
Cinemark USA, Inc.†	5.25%	7/15/2028		7,885	7,501,276
Everi Holdings, Inc.†	5.00%	7/15/2029		7,310	7,490,923
International Game Technology plc†	5.25%	1/15/2029		10,996	11,751,975
Lions Gate Capital Holdings LLC†	5.50%	4/15/2029		9,282	9,488,989
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		12,739	12,763,204
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		8,549	8,696,470

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Entertainment (continued)
Merlin Entertainments Ltd. (United Kingdom)†(c)	5.75%	6/15/2026		$6,691	$6,916,821
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029		8,689	8,765,029
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		19,309	20,281,594
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%	11/15/2027		7,462	7,984,340
Raptor Acquisition Corp./Raptor Co-Issuer LLC†	4.875%	11/1/2026		6,376	6,467,177
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		10,700	10,926,371
Scientific Games International, Inc.†	7.25%	11/15/2029		7,549	8,436,007
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		7,607	7,596,959
WMG Acquisition Corp.†	3.00%	2/15/2031		659	650,028
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	5.125%	10/1/2029		9,448	9,839,525
Total					247,934,526

Environmental Control 0.12%
Madison IAQ LLC†	5.875%	6/30/2029		9,021	9,246,525

Food 2.15%
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023		6,281	6,273,212
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		8,105	8,431,145
Ingles Markets, Inc.†	4.00%	6/15/2031		7,425	7,616,973
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5,321	5,839,798
Kraft Heinz Foods Co.	4.375%	6/1/2046		43,764	50,833,559
Kraft Heinz Foods Co.	4.875%	10/1/2049		40,462	50,402,949
Kraft Heinz Foods Co.	5.00%	6/4/2042		5,380	6,817,315
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		8,121	8,537,323
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(c)	6.50%	10/31/2024		1,854	834
Ulker Biskuvi Sanayi AS (Turkey)†(c)	6.95%	10/30/2025		15,879	17,159,086
Total					161,912,194

Forest Products & Paper 0.29%
Resolute Forest Products, Inc. (Canada)†(c)	4.875%	3/1/2026		8,309	8,537,498
Sylvamo Corp.†(l)	7.00%	9/1/2029		13,065	13,543,636
Total					22,081,134

Hand/Machine Tools 0.12%
Sofima Holding SPA†(g)	3.75%	1/15/2028	EUR	7,617	9,079,154

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care-Services 5.05%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	$14,215	$14,872,444
AHP Health Partners, Inc.†	5.75%	7/15/2029	7,383	7,478,610
Air Methods Corp.†	8.00%	5/15/2025	16,742	16,178,129
Akumin, Inc.†	7.00%	11/1/2025	11,024	10,422,641
Centene Corp.	2.45%	7/15/2028	5,791	5,884,047
Centene Corp.	2.50%	3/1/2031	22,452	22,422,139
Centene Corp.	2.625%	8/1/2031	7,783	7,899,745
Centene Corp.	3.00%	10/15/2030	20,565	21,340,712
Centene Corp.	3.375%	2/15/2030	16,584	17,351,010
Centene Corp.	4.625%	12/15/2029	15,930	17,493,370
Charles River Laboratories International, Inc.†	4.00%	3/15/2031	7,885	8,427,409
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	6,503	6,819,729
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	26,400	26,964,432
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	29,374	29,649,381
DaVita, Inc.†	3.75%	2/15/2031	12,756	12,622,062
Encompass Health Corp.	4.50%	2/1/2028	17,895	18,767,381
HCA, Inc.	5.50%	6/15/2047	10,057	13,310,496
HCA, Inc.	5.875%	2/1/2029	19,844	24,087,342
Legacy LifePoint Health LLC†	4.375%	2/15/2027	7,537	7,527,579
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	7,254	7,456,931
Molina Healthcare, Inc.†	3.875%	11/15/2030	16,178	17,272,199
Radiology Partners, Inc.†	9.25%	2/1/2028	12,320	13,228,600
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	6,824	7,286,189
RP Escrow Issuer LLC†	5.25%	12/15/2025	3,524	3,610,999
Tenet Healthcare Corp.†	6.125%	10/1/2028	21,037	22,246,627
US Acute Care Solutions LLC†	6.375%	3/1/2026	8,569	8,922,471
US Renal Care, Inc.†	10.625%	7/15/2027	10,650	11,193,789
Total				380,736,463

Home Builders 1.47%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(c)	4.875%	2/15/2030	8,270	8,360,391
Forestar Group, Inc.†	3.85%	5/15/2026	6,993	7,062,930
Forestar Group, Inc.†	5.00%	3/1/2028	14,864	15,365,660
Installed Building Products, Inc.†	5.75%	2/1/2028	6,800	7,183,486
New Home Co., Inc. (The)†	7.25%	10/15/2025	8,056	8,558,654
Shea Homes LP†	4.75%	4/1/2029	7,561	7,820,380
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028	8,228	8,610,767
Toll Brothers Finance Corp.	4.35%	2/15/2028	19,098	21,176,817

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Home Builders (continued)
Tri Pointe Homes, Inc.	5.25%		6/1/2027		$11,135	$12,104,302
Tri Pointe Homes, Inc.	5.70%		6/15/2028		7,602	8,481,855
Williams Scotsman International, Inc.†	4.625%		8/15/2028		5,800	6,024,750
Total						110,749,992

Home Furnishings 0.11%
Tempur Sealy International, Inc.†	4.00%		4/15/2029		7,725	7,927,781

Household Products/Wares 0.10%
Central Garden & Pet Co.	4.125%		10/15/2030		7,554	7,761,924

Housewares 0.29%
Newell Brands, Inc.	5.875%		4/1/2036		17,651	22,131,795

Insurance 0.29%
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(c)	11.50%		1/15/2027		11,933	12,652,003
Global Atlantic Fin Co.†	4.70% (5 Yr Treasury CMT + 3.80%)	#	10/15/2051		9,203	9,439,142
Total						22,091,145

Internet 2.90%
Arches Buyer, Inc.†	6.125%		12/1/2028		6,239	6,447,258
Cablevision Lightpath LLC†	3.875%		9/15/2027		6,156	6,095,671
Cablevision Lightpath LLC†	5.625%		9/15/2028		5,345	5,397,675
GrubHub Holdings, Inc.†	5.50%		7/1/2027		6,914	7,225,476
Match Group Holdings II LLC†	4.125%		8/1/2030		14,673	15,388,309
MercadoLibre, Inc. (Argentina)(c)	2.375%		1/14/2026		13,203	13,269,807
Netflix, Inc.(g)	3.625%		5/15/2027	EUR	10,766	14,744,856
Netflix, Inc.†(g)	3.625%		6/15/2030	EUR	11,539	16,368,622
Netflix, Inc.(g)	3.875%		11/15/2029	EUR	3,771	5,401,043
Netflix, Inc.†(g)	3.875%		11/15/2029	EUR	8,134	11,649,982
Netflix, Inc.(g)	4.625%		5/15/2029	EUR	31,656	47,099,812
Netflix, Inc.†	4.875%		6/15/2030		$26,288	31,499,070
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028		10,969	12,353,836
Uber Technologies, Inc.†	4.50%		8/15/2029		10,779	10,627,609
Uber Technologies, Inc.†	6.25%		1/15/2028		7,610	8,171,237
United Group BV(g)	3.625%		2/15/2028	EUR	6,203	7,088,546
Total						218,828,809

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Investment Companies 0.22%
Compass Group Diversified Holdings LLC†	5.25%	4/15/2029		$7,443	$7,800,561
Hightower Holding LLC†	6.75%	4/15/2029		8,525	8,770,094
Total					16,570,655

Iron-Steel 0.92%
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029		7,112	7,494,270
Cleveland-Cliffs, Inc.†	4.875%	3/1/2031		8,487	9,140,966
CSN Inova Ventures (Brazil)†(c)	6.75%	1/28/2028		6,664	7,341,396
CSN Resources SA (Brazil)†(c)	4.625%	6/10/2031		7,920	8,235,216
TMS International Corp/DE†	6.25%	4/15/2029		8,373	8,787,045
United States Steel Corp.	6.65%	6/1/2037		10,600	11,582,090
United States Steel Corp.	6.875%	3/1/2029		15,006	16,412,812
Total					68,993,795

Leisure Time 1.95%
Carnival Corp.†	4.00%	8/1/2028		12,527	12,612,873
Carnival Corp.†	5.75%	3/1/2027		8,624	8,828,087
Carnival Corp.†	9.875%	8/1/2027		12,515	14,439,181
Carnival Corp.†	11.50%	4/1/2023		21,336	23,996,172
NCL Corp. Ltd.†	3.625%	12/15/2024		8,769	8,297,666
NCL Corp. Ltd.†	12.25%	5/15/2024		6,971	8,234,563
NCL Finance Ltd.†	6.125%	3/15/2028		6,062	6,101,494
Pinnacle Bidco plc(g)	6.375%	2/15/2025	GBP	6,558	9,228,384
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$16,611	15,736,099
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		11,807	12,884,389
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		3,373	3,887,383
Viking Cruises Ltd.†	13.00%	5/15/2025		4,105	4,756,833
Vista Outdoor, Inc.†	4.50%	3/15/2029		10,181	10,308,415
VOC Escrow Ltd.†	5.00%	2/15/2028		7,455	7,381,046
Total					146,692,585

Lodging 1.87%
Boyd Gaming Corp.	4.75%	12/1/2027		8,053	8,314,723
Boyd Gaming Corp.†	4.75%	6/15/2031		6,074	6,280,395
Full House Resorts, Inc.†	8.25%	2/15/2028		15,554	16,739,992
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		9,360	9,380,967
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		7,085	7,625,231
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc†	5.00%	6/1/2029		7,421	7,523,039
Melco Resorts Finance Ltd. (Hong Kong)†(c)	5.75%	7/21/2028		9,447	9,860,306

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)
MGM Resorts International	4.625%	9/1/2026	$10,121	$10,693,343
MGM Resorts International	5.50%	4/15/2027	9,882	10,771,232
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	16,508	16,518,730
Travel + Leisure Co.†	6.625%	7/31/2026	12,472	14,222,445
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	22,095	23,230,462
Total				141,160,865

Machinery-Diversified 0.69%
ATS Automation Tooling Systems, Inc. (Canada)†(c)	4.125%	12/15/2028	7,462	7,698,620
GrafTech Finance, Inc.†	4.625%	12/15/2028	6,607	6,747,399
Mueller Water Products, Inc.†	4.00%	6/15/2029	13,114	13,668,985
Stevens Holding Co., Inc.†	6.125%	10/1/2026	7,048	7,602,713
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	8,653	9,153,316
Vertical Holdco GmbH (Germany)†(c)	7.625%	7/15/2028	6,735	7,303,299
Total				52,174,332

Media 2.70%
AMC Networks, Inc.	4.25%	2/15/2029	7,408	7,361,700
Belo Corp.	7.25%	9/15/2027	11,082	13,070,499
Block Communications, Inc.†	4.875%	3/1/2028	10,065	10,341,586
Cable One, Inc.†	4.00%	11/15/2030	8,152	8,258,750
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	37,995	40,249,243
CSC Holdings LLC†	5.75%	1/15/2030	7,508	7,943,614
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	25,030	16,658,717
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027	14,231	6,137,119
DISH DBS Corp.	7.75%	7/1/2026	17,369	19,917,032
Entercom Media Corp.†	6.50%	5/1/2027	8,522	8,575,348
iHeartCommunications, Inc.†	4.75%	1/15/2028	8,225	8,502,594
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026	7,833	8,165,746
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028	7,055	7,204,919
Urban One, Inc.†	7.375%	2/1/2028	10,187	10,997,783
Virgin Media Secured Finance plc (United Kingdom)†(c)	5.50%	5/15/2029	20,965	22,484,962
VTR Finance NV (Chile)†(c)	6.375%	7/15/2028	7,370	7,832,541
Total				203,702,153

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Mining 3.47%
Alcoa Nederland Holding BV (Netherlands)†(c)	4.125%		3/31/2029			$11,990	$12,665,397
Alcoa Nederland Holding BV (Netherlands)†(c)	5.50%		12/15/2027			8,837	9,521,868
Arconic Corp.†	6.125%		2/15/2028			7,769	8,314,306
Century Aluminum Co.†	7.50%		4/1/2028			7,609	8,082,812
Coeur Mining, Inc.†	5.125%		2/15/2029			15,689	15,592,120
Compass Minerals International, Inc.†	4.875%		7/15/2024			9,384	9,789,248
Compass Minerals International, Inc.†	6.75%		12/1/2027			11,682	12,382,920
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%		4/1/2031			6,977	7,528,323
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.50%		9/15/2027			33,802	36,726,887
Freeport-McMoRan, Inc.	4.25%		3/1/2030			27,788	30,045,775
Freeport-McMoRan, Inc.	4.375%		8/1/2028			6,504	6,902,370
Freeport-McMoRan, Inc.	5.25%		9/1/2029			22,564	24,998,656
Freeport-McMoRan, Inc.	5.45%		3/15/2043			8,972	11,483,846
Hecla Mining Co.	7.25%		2/15/2028			10,069	10,912,228
Hudbay Minerals, Inc. (Canada)†(c)	4.50%		4/1/2026			10,489	10,556,654
Hudbay Minerals, Inc. (Canada)†(c)	6.125%		4/1/2029			9,655	10,391,194
Joseph T Ryerson & Son, Inc.†	8.50%		8/1/2028			562	627,324
Kaiser Aluminum Corp.†	4.625%		3/1/2028			6,879	7,145,871
Mirabela Nickel Ltd. (Australia)(c)	1.00%		9/10/2044			51	5	(d)
Nexa Resources SA (Brazil)†(c)	5.375%		5/4/2027			6,963	7,353,172
Novelis Corp.†	3.875%		8/15/2031			6,649	6,719,513
Novelis Sheet Ingot GmbH†(g)	3.375%		4/15/2029		EUR	4,801	5,897,518
Vedanta Resources Finance II plc (United Kingdom)†(c)	8.95%		3/11/2025			$7,923	8,016,095
Total							261,654,102

Miscellaneous Manufacturing 0.20%
Amsted Industries, Inc.†	4.625%		5/15/2030			7,138	7,440,080
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%)	#	–	(m)		7,616	7,404,903
Total							14,844,983

Oil & Gas 13.29%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026			15,246	16,561,654
Antero Resources Corp.†	7.625%		2/1/2029			8,761	9,648,139
Antero Resources Corp.†	8.375%		7/15/2026			3,898	4,419,396
Apache Corp.	4.375%		10/15/2028			22,448	24,252,645
Apache Corp.	4.625%		11/15/2025			12,920	13,998,303
Apache Corp.	4.75%		4/15/2043			16,923	18,177,077

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Apache Corp.	5.10%	9/1/2040	$14,777	$16,458,179
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7,192	7,146,834
California Resources Corp.†	7.125%	2/1/2026	14,199	14,912,926
Callon Petroleum Co.	6.125%	10/1/2024	5,101	4,928,841
Callon Petroleum Co.	6.375%	7/1/2026	9,172	8,576,279
Callon Petroleum Co.†	8.00%	8/1/2028	4,084	3,937,037
Callon Petroleum Co.†	9.00%	4/1/2025	17,295	18,613,744
Cenovus Energy, Inc. (Canada)(c)	5.40%	6/15/2047	13,004	16,046,403
Centennial Resource Production LLC†	5.375%	1/15/2026	31,888	30,101,156
Centennial Resource Production LLC†	6.875%	4/1/2027	14,218	13,678,143
CNX Resources Corp.†	6.00%	1/15/2029	8,198	8,549,981
Colgate Energy Partners III LLC†	5.875%	7/1/2029	11,665	11,825,394
Colgate Energy Partners III LLC†	7.75%	2/15/2026	8,654	9,187,043
Comstock Resources, Inc.†	5.875%	1/15/2030	12,253	12,301,951
Comstock Resources, Inc.†	6.75%	3/1/2029	8,634	9,074,291
Continental Resources, Inc.†	5.75%	1/15/2031	25,289	30,852,580
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	8,523	8,767,951
Diamondback Energy, Inc.	3.50%	12/1/2029	8,540	9,206,248
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	16,201	16,281,114
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	13,223	13,933,736
EQT Corp.	5.00%	1/15/2029	8,097	9,219,730
EQT Corp.	6.625%	2/1/2025	24,287	27,868,604
EQT Corp.	7.50%	2/1/2030	9,609	12,497,706
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	13,871	14,772,480
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	8,644	8,784,465
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	8,362	8,602,408
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	10,280	10,639,800
Independence Energy Finance LLC†	7.25%	5/1/2026	10,498	10,616,155
Indigo Natural Resources LLC†	5.375%	2/1/2029	11,282	11,668,860
Kosmos Energy Ltd.†	7.50%	3/1/2028	10,169	9,667,058
Laredo Petroleum, Inc.†	7.75%	7/31/2029	10,693	10,370,285
Laredo Petroleum, Inc.	10.125%	1/15/2028	23,524	24,789,826
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	14,161	14,603,814
Matador Resources Co.	5.875%	9/15/2026	30,905	31,125,971
MC Brazil Downstream Trading Sarl (Luxembourg)†(c)	7.25%	6/30/2031	10,814	11,271,540
MEG Energy Corp. (Canada)†(c)	5.875%	2/1/2029	13,947	14,382,216
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	29,625	31,210,234

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Murphy Oil Corp.	5.875%	12/1/2027	$27,356	$28,484,435
Murphy Oil Corp.	6.375%	7/15/2028	8,096	8,531,160
Nabors Industries Ltd.†	7.25%	1/15/2026	14,048	13,082,200
Nabors Industries, Inc.	5.75%	2/1/2025	9,458	7,992,010
Oasis Petroleum, Inc.†	6.375%	6/1/2026	7,293	7,621,185
Occidental Petroleum Corp.	3.50%	8/15/2029	11,666	12,106,741
Occidental Petroleum Corp.	4.10%	2/15/2047	9,791	9,586,515
Occidental Petroleum Corp.	4.40%	8/15/2049	5,123	5,170,106
Occidental Petroleum Corp.	6.125%	1/1/2031	46,256	55,997,282
Occidental Petroleum Corp.	6.45%	9/15/2036	12,879	16,120,966
Occidental Petroleum Corp.	6.625%	9/1/2030	4,222	5,272,835
Occidental Petroleum Corp.	7.50%	5/1/2031	3,439	4,504,471
Ovintiv, Inc.	6.50%	8/15/2034	13,838	18,417,308
Ovintiv, Inc.	6.50%	2/1/2038	13,750	19,029,168
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	7,802	7,538,683
Precision Drilling Corp. (Canada)†(c)	6.875%	1/15/2029	7,390	7,444,760
Precision Drilling Corp. (Canada)†(c)	7.125%	1/15/2026	14,210	14,555,942
Range Resources Corp.	4.875%	5/15/2025	14,259	14,775,889
Range Resources Corp.	5.00%	3/15/2023	8,708	8,947,992
Range Resources Corp.†	8.25%	1/15/2029	8,033	8,927,434
SierraCol Energy Andina LLC†	6.00%	6/15/2028	7,251	7,242,589
SM Energy Co.	5.625%	6/1/2025	8,718	8,756,969
SM Energy Co.	6.625%	1/15/2027	8,583	8,636,730
SM Energy Co.	6.75%	9/15/2026	14,967	15,060,693
Southwestern Energy Co.	6.45%	1/23/2025	10,561	11,523,530
Southwestern Energy Co.	8.375%	9/15/2028	15,515	17,396,194
Transocean Guardian Ltd.†	5.875%	1/15/2024	16,016	15,234,916
Tullow Oil plc (United Kingdom)†(c)	10.25%	5/15/2026	9,907	10,266,129
Viper Energy Partners LP†	5.375%	11/1/2027	19,033	19,992,358
Total				1,001,745,387

Oil & Gas Services 0.74%
Bristow Group, Inc.†	6.875%	3/1/2028	10,728	11,274,000
Oceaneering International, Inc.	4.65%	11/15/2024	7,706	7,860,351
Oceaneering International, Inc.	6.00%	2/1/2028	16,681	16,523,031
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	12,862	12,631,576
Transocean Proteus Ltd.†	6.25%	12/1/2024	865	852,712
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	6,383	6,693,661
Total				55,835,331

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Packaging & Containers 0.95%
Ball Corp.	2.875%		8/15/2030		$18,672	$18,742,767
Intertape Polymer Group, Inc. (Canada)†(c)	4.375%		6/15/2029		11,735	11,988,945
Pactiv LLC	7.95%		12/15/2025		9,754	11,082,983
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (Peru)†(c)	3.50%		8/2/2028		7,487	7,394,311
Sealed Air Corp.†	6.875%		7/15/2033		11,508	15,068,057
Silgan Holdings, Inc.	4.125%		2/1/2028		6,795	7,040,843
Total						71,317,906

Pharmaceuticals 1.07%
Bausch Health Cos, Inc.†	5.00%		2/15/2029		9,494	8,877,602
Bausch Health Cos, Inc.†	5.25%		1/30/2030		19,531	18,386,386
Bausch Health Cos, Inc.†	5.25%		2/15/2031		18,400	17,186,612
HLF Financing Sarl LLC/Herbalife International, Inc.†	4.875%		6/1/2029		12,808	12,856,158
Horizon Therapeutics USA, Inc.†	5.50%		8/1/2027		5,664	6,010,920
Jazz Securities DAC (Ireland)†(c)	4.375%		1/15/2029		6,977	7,239,649
Owens & Minor, Inc.†	4.50%		3/31/2029		9,443	9,667,035
Total						80,224,362

Pipelines 2.20%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		7,460	7,646,500
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	7.875%		5/15/2026		6,314	6,961,248
Buckeye Partners LP	3.95%		12/1/2026		12,394	12,805,853
Buckeye Partners LP	4.125%		12/1/2027		9,654	9,935,221
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078		17,697	16,199,568
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		12,891	13,310,344
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		7,247	7,690,879
Energy Transfer LP	6.50% (5 Yr Treasury CMT + 5.69%)	#	–	(m)	7,974	8,195,518
Northriver Midstream Finance LP (Canada)†(c)	5.625%		2/15/2026		14,046	14,745,350
Oasis Midstream Partners LP/OMP Finance Corp.†	8.00%		4/1/2029		10,115	10,482,225
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%)	#	–	(m)	8,854	7,946,465

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%	2/1/2031		$6,899	$7,513,356
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029		5,164	5,328,990
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031		5,164	5,422,691
Western Midstream Operating LP	5.30%	2/1/2030		21,385	24,000,492
Western Midstream Operating LP	6.50%	2/1/2050		6,394	7,546,710
Total					165,731,410

Real Estate 1.01%
ADLER Group SA(g)	2.25%	1/14/2029	EUR	6,600	7,501,886
Canary Wharf Group Investment Holdings plc†(g)	3.375%	4/23/2028	GBP	9,006	12,659,531
Howard Hughes Corp. (The)†	4.125%	2/1/2029		$5,053	5,084,581
Howard Hughes Corp. (The)†	4.375%	2/1/2031		4,958	5,007,580
Howard Hughes Corp. (The)†	5.375%	8/1/2028		6,370	6,760,163
Hunt Cos., Inc.†	5.25%	4/15/2029		12,833	12,594,820
Kennedy-Wilson, Inc.	4.75%	3/1/2029		5,827	6,034,266
Kennedy-Wilson, Inc.	5.00%	3/1/2031		3,327	3,465,619
Signa Development Finance SCS†(g)	5.50%	7/23/2026	EUR	8,300	9,405,035
Vivion Investments Sarl(g)	3.00%	8/8/2024	EUR	6,300	7,445,586
Total					75,959,067

Real Estate Investment Trusts 1.69%
Apollo Commercial Real Estate Finance, Inc.†	4.625%	6/15/2029		$15,160	14,784,335
EPR Properties	3.75%	8/15/2029		8,216	8,259,774
EPR Properties	4.50%	4/1/2025		8,741	9,304,201
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026		13,038	13,302,671
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		12,765	13,049,213
IIP Operating Partnership LP†	5.50%	5/25/2026		10,342	10,867,382
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		17,304	17,412,150
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		6,796	6,957,405
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		8,412	8,969,295
Tanger Properties LP	3.875%	7/15/2027		6,707	7,299,877
VICI Properties LP/VICI Note Co., Inc.†	4.125%	8/15/2030		9,332	9,973,575
XHR LP†	4.875%	6/1/2029		6,766	6,977,437
Total					127,157,315

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Retail 5.57%
Bath & Body Works, Inc.	6.875%		11/1/2035		$18,920	$24,312,200
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		7,103	7,042,269
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%		4/15/2029		8,297	8,648,606
Carvana Co.†	4.875%		9/1/2029		7,017	6,955,285
Carvana Co.†	5.50%		4/15/2027		9,044	9,345,889
Carvana Co.†	5.625%		10/1/2025		8,922	9,290,032
Carvana Co.†	5.875%		10/1/2028		5,626	5,879,170
CEC Entertainment LLC†	6.75%		5/1/2026		7,596	7,536,599
Douglas GmbH(g)	6.00%		4/8/2026	EUR	7,453	8,913,083
Dutch Lion BV PIK 12.00% (g)	11.25%		6/15/2020	EUR	9,153	1,081	(d)
Gap, Inc. (The)†	8.875%		5/15/2027		$7,145	8,216,750
Golden Goose SpA†(g)	4.875% (3 Mo. EURIBOR + 4.88%)	#	5/14/2027	EUR	7,875	9,111,233
Goldstory SASU†(g)	5.375%		3/1/2026	EUR	2,290	2,786,077
Goldstory SASU(g)	5.375%		3/1/2026	EUR	5,000	6,083,138
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		$8,916	8,827,553
Group 1 Automotive, Inc.†	4.00%		8/15/2028		8,136	8,291,113
Guitar Center, Inc.†	8.50%		1/15/2026		11,915	12,704,369
Ken Garff Automotive LLC†	4.875%		9/15/2028		8,212	8,482,380
L Brands, Inc.†	6.625%		10/1/2030		15,486	17,866,972
LBM Acquisition LLC†	6.25%		1/15/2029		14,819	14,922,733
LCM Investments Holdings II LLC†	4.875%		5/1/2029		7,460	7,674,550
Lithia Motors, Inc.†	3.875%		6/1/2029		9,027	9,476,545
Lithia Motors, Inc.†	4.625%		12/15/2027		7,118	7,553,978
Macy’s Retail Holdings LLC	4.50%		12/15/2034		6,015	5,894,700
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		8,705	9,521,964
Magic Mergeco, Inc.†	7.875%		5/1/2029		14,331	14,785,293
Maxeda DIY Holding BV†(g)	5.875%		10/1/2026	EUR	4,917	6,007,906
Maxeda DIY Holding BV(g)	5.875%		10/1/2026	EUR	7,000	8,553,049
Murphy Oil USA, Inc.†	3.75%		2/15/2031		$6,191	6,254,674
Murphy Oil USA, Inc.	4.75%		9/15/2029		8,530	9,031,138
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%		4/1/2026		6,909	7,323,540
Nordstrom, Inc.	4.375%		4/1/2030		6,922	7,221,334
Park River Holdings, Inc.†	5.625%		2/1/2029		5,488	5,224,466
Park River Holdings, Inc.†	6.75%		8/1/2029		9,720	9,684,328
Party City Holdings, Inc.†	6.625%		8/1/2026		11,500	9,487,500
Party City Holdings, Inc.†	8.75%		2/15/2026		11,577	12,083,494
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		10,410	10,852,425

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail (continued)
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029		$8,708	$9,578,800
Punch Finance plc†(g)	6.125%	6/30/2026	GBP	6,001	8,442,807
Staples, Inc.†	7.50%	4/15/2026		$832	843,440
Stonegate Pub Co. Financing 2019 plc(g)	8.00%	7/13/2025	GBP	5,988	8,531,281
Stonegate Pub Co. Financing 2019 plc(g)	8.25%	7/31/2025	GBP	17,379	25,191,417
Victoria’s Secret & Co.†	4.625%	7/15/2029		$10,844	10,877,887
Wendy’s International LLC	7.00%	12/15/2025		8,091	9,125,920
White Cap Buyer LLC†	6.875%	10/15/2028		6,686	7,120,590
Yum! Brands, Inc.	5.35%	11/1/2043		7,487	8,320,191
Total					419,879,749

Savings & Loans 0.00%
Washington Mutual Bank(n)	6.875%	6/15/2011		10,000	1,000	(d)

Semiconductors 0.63%
Entegris, Inc.†	3.625%	5/1/2029		11,060	11,447,376
ON Semiconductor Corp.†	3.875%	9/1/2028		18,003	18,939,156
Qorvo, Inc.	4.375%	10/15/2029		8,391	9,314,010
Synaptics, Inc.†	4.00%	6/15/2029		7,452	7,603,984
Total					47,304,526

Software 1.56%
Castle US Holding Corp.†	9.50%	2/15/2028		6,793	7,113,935
Elastic NV†	4.125%	7/15/2029		7,814	7,946,604
Fair Isaac Corp.†	4.00%	6/15/2028		9,626	9,974,942
Fair Isaac Corp.†	5.25%	5/15/2026		9,983	11,405,977
MSCI, Inc.†	3.25%	8/15/2033		3,388	3,499,465
MSCI, Inc.†	3.875%	2/15/2031		10,854	11,600,212
Playtika Holding Corp. (Israel)†(c)	4.25%	3/15/2029		7,127	7,198,270
PTC, Inc.†	4.00%	2/15/2028		7,121	7,370,235
Twilio, Inc.	3.625%	3/15/2029		21,359	22,073,459
Twilio, Inc.	3.875%	3/15/2031		13,138	13,747,406
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025		7,730	8,046,621
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.†	3.875%	2/1/2029		7,821	7,891,389
Total					117,868,515

Telecommunications 2.63%
Avaya, Inc.†	6.125%	9/15/2028		7,212	7,617,675
CommScope, Inc.†	7.125%	7/1/2028		14,893	15,637,650

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(c)	6.75%		10/1/2026	$12,995	$13,498,556
Frontier Communications Holdings LLC†	5.875%		10/15/2027	10,251	10,970,928
Frontier Communications Holdings LLC†	6.75%		5/1/2029	6,913	7,406,934
Hughes Satellite Systems Corp.	5.25%		8/1/2026	7,287	8,259,559
LogMeIn, Inc.†	5.50%		9/1/2027	14,205	14,755,444
Sprint Capital Corp.	6.875%		11/15/2028	68,639	89,557,765
Switch Ltd.†	3.75%		9/15/2028	14,300	14,567,481
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%		8/15/2028	8,181	8,462,304
Zayo Group Holdings, Inc.†	6.125%		3/1/2028	7,539	7,680,356
Total					198,414,652

Toys/Games/Hobbies 0.15%
Mattel, Inc.	5.45%		11/1/2041	9,276	11,167,376

Transportation 0.49%
Seaspan Corp. (Hong Kong)†(c)	5.50%		8/1/2029	8,321	8,518,624
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	7,956	8,522,865
XPO CNW, Inc.	6.70%		5/1/2034	16,239	19,595,763
Total					36,637,252

Trucking & Leasing 0.12%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028	8,835	8,982,986

Water 0.12%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026	8,402	8,917,505
Total High Yield Corporate Bonds (cost $6,037,716,505)					6,388,418,727

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.40%
BFLD 2019-DPLO F†	2.636% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	13,940	13,733,419
CSMC 2021-BPNY A†	3.81% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	15,000	15,001,172
Fontainebleau Miami Beach Trust 2019-FBLU F†	4.095%	#(o)	12/10/2036	16,117	16,468,776
Great Wolf Trust 2019-WOLF E†	2.828% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	17,457	17,187,246
Great Wolf Trust 2019-WOLF F†	3.227% (1 Mo. LIBOR + 3.13%)	#	12/15/2036	4,399	4,329,251

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.596% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	$20,000	$20,054,200
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(o)	10/5/2031	4,300	4,264,825
JPMorgan Chase Commercial Mortgage Securities Trust 2021 E†	3.946% (1 Mo. LIBOR + 3.85%)	#	3/15/2036	14,650	14,707,998
Total Non-Agency Commercial Mortgage-Backed Securities (cost $104,862,567)					105,746,887

	Dividend			Shares
	Rate			(000)

PREFERRED STOCKS 0.07%

Transportation: Infrastructure/Services
ACBL Holdings Corp. Series A	Zero Coupon			83	2,205,426	(b)
ACBL Holdings Corp. Series B	Zero Coupon			102	3,289,952	(b)
Total Preferred Stocks (cost $4,617,950)					5,495,378

	Exercise		Expiration
	Price		Date

WARRANTS 0.00%

Energy: Exploration & Production 0.00%
Sable Permian Resources*	$ –	(p)	2/1/2024	6	90,565	(b)

Machinery 0.00%
TNT Crane & Rigging, Inc.*	4.00		10/16/2025	26	65,797	(d)
Total Warrants (cost $138,888)					156,362
Total Long-Term Investments (cost $7,098,887,275)					7,483,687,452

				Shares

SHORT-TERM INVESTMENTS 0.12%

Money Market Funds 0.11%
Fidelity Government Portfolio(q) (cost $7,762,500)				7,762,500	7,762,500

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investments	Shares	Fair Value
Time Deposits 0.01%
CitiBank N.A.(q) (cost $862,500)	862,500	$862,500
Total Short-Term Investments (cost $8,625,000)		8,625,000
Total Investments in Securities 99.41% (cost $7,107,512,275)		7,492,312,452
Less Unfunded Loan Commitments (0.92%) (cost $69,059,365)		(69,059,365)
Net Investments 98.49% (cost $7,038,452,910)		7,423,253,087
Other Assets and Liabilities – Net(r) 1.51%		113,876,388
Net Assets 100.00%		$7,537,129,475
EUR	Euro.
GBP	British pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $4,291,867,868, which represents 56.94% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Amount is less than $1,000.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(i)	Security partially/fully unfunded.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Securities purchased on a when-issued basis.
(m)	Security is perpetual in nature and has no stated maturity.
(n)	Defaulted (non-income producing security).
(o)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool. (p) Cashless strike price.
(q)	Security was purchased with the cash collateral from loaned securities.
(r)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2021(1):

		Fund
Referenced	Central	Pays	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Depreciation(3)
Markit CDX. NA.EM.35(4)(5)	Bank of America	1.00%	6/20/2026	$420,109,000	$410,099,811	$13,771,097	$(3,761,908)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $3,761,908.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market securities.

Credit Default Swaps on Indexes - Sell Protection at August 31, 2021(1):

								Credit
								Default Swap
		Fund						Agreements
Referenced	Swap	Receives	Termination	Notional	Notional	Payments	Unrealized	Payable at
Index*	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)	Fair Value(4)
Markit CMBX. NA.BBB-9	Citibank	3.00%	9/17/2058	$ 9,545,000	$ 8,787,250	$ (2,146,064)	$1,388,314	$(757,750)
Markit CMBX. NA.BBB-9	Citibank	3.00%	9/17/2058	4,350,000	4,004,666	(570,622)	225,288	(345,334)
Markit CMBX. NA.BBB-9	Citibank	3.00%	9/17/2058	4,050,000	3,728,482	(469,035)	147,517	(321,518)
Markit CMBX. NA.BBB-9	Citibank	3.00%	9/17/2058	4,430,000	4,078,315	(973,426)	621,741	(351,685)
Markit CMBX. NA.BBB-9	Citibank	3.00%	9/17/2058	28,290,000	26,056,863	(2,233,137)	–	(2,233,137)
Markit CMBX. NA.BBB-9	Goldman	3.00%	9/17/2058	5,125,000	4,718,141	(1,143,593)	736,734	(406,859)
Markit CMBX. NA.BBB-9	Goldman	3.00%	9/17/2058	1,000,000	920,613	(146,423)	67,036	(79,387)
Markit CMBX. NA.BBB-9	Goldman	3.00%	9/17/2058	2,630,000	2,421,212	(299,495)	90,707	(208,788)
Markit CMBX. NA.BBB-10	Goldman	3.00%	11/17/2059	5,460,000	4,975,368	(832,965)	348,333	(484,632)
Markit CMBX. NA.BBB-9	JPMorgan	3.00%	9/17/2058	15,000,000	13,809,194	(2,479,465)	1,288,659	(1,190,806)
Markit CMBX. NA.BBB-10	Merrill Lynch	3.00%	11/17/2059	10,000,000	9,112,395	(1,685,328)	797,723	(887,605)
Markit CMBX. NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	12,815,000	11,797,654	(1,804,547)	787,201	(1,017,346)
Markit CMBX. NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	4,595,000	4,230,216	(567,740)	202,956	(364,784)

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Credit Default Swaps on Indexes - Sell Protection at August 31, 2021(1): (continued)

								Credit
								Default Swap
		Fund						Agreements
Referenced	Swap	Receives	Termination	Notional	Notional	Payments	Unrealized	Payable at
Index*	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)	Fair Value(4)
Markit CMBX. NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	$7,240,000	$6,665,238	$(894,546)	$319,784	$(574,762)
Markit CMBX. NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	10,095,000	9,293,587	(1,110,386)	308,973	(801,413)
Markit CMBX. NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	10,749,000	9,895,668	(1,119,339)	266,007	(853,332)
Markit CMBX. NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	20,210,000	18,602,438	(1,607,562)	–	(1,607,562)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	7,413,000	6,755,019	(1,347,418)	689,437	(657,981)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	3,426,000	3,121,907	(561,807)	257,714	(304,093)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	7,278,000	6,632,001	(1,208,719)	562,720	(645,999)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	7,214,000	6,573,682	(968,474)	328,156	(640,318)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	14,423,000	13,142,808	(1,871,122)	590,930	(1,280,192)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	7,212,000	6,571,860	(935,625)	295,485	(640,140)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	2,470,000	2,250,762	(359,270)	140,032	(219,238)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	3,607,000	3,286,842	(459,096)	138,938	(320,158)
Markit CMBX. NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	12,055,000	10,984,993	(2,027,558)	957,551	(1,070,007)
						$(29,822,762)	$11,557,936	$(18,264,826)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $11,557,936. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Open Forward Foreign Currency Exchange Contracts at August 31, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	Morgan Stanley	9/8/2021	1,781,000	$2,425,930	$2,448,639	$22,709
Euro	Buy	State Street Bank and Trust	9/10/2021	8,676,000	10,172,198	10,245,701	73,503
British pound	Sell	Bank of America	9/8/2021	6,001,000	8,360,371	8,250,578	109,793
British pound	Sell	Barclays Bank plc	9/8/2021	64,000,000	90,624,384	87,991,506	2,632,878
British pound	Sell	State Street Bank and Trust	9/8/2021	2,722,000	3,769,932	3,742,389	27,543
Euro	Sell	Bank of America	9/10/2021	2,719,000	3,242,845	3,210,933	31,912
Euro	Sell	Bank of America	9/10/2021	3,451,000	4,098,504	4,075,370	23,134
Euro	Sell	Bank of America	9/10/2021	2,753,000	3,275,943	3,251,085	24,858
Euro	Sell	Morgan Stanley	9/10/2021	1,900,000	2,248,936	2,243,757	5,179
Euro	Sell	State Street Bank and Trust	9/10/2021	237,000,000	287,931,537	279,879,094	8,052,443
Euro	Sell	State Street Bank and Trust	9/10/2021	346,000	413,752	408,600	5,152
Euro	Sell	State Street Bank and Trust	9/10/2021	1,184,000	1,410,828	1,398,215	12,613
Euro	Sell	State Street Bank and Trust	9/10/2021	1,275,000	1,516,288	1,505,679	10,609
Euro	Sell	State Street Bank and Trust	9/10/2021	1,292,000	1,533,693	1,525,754	7,939
Euro	Sell	Toronto Dominion Bank	9/10/2021	2,024,000	2,403,962	2,390,191	13,771
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,054,036

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Buy	State Street Bank and Trust	9/8/2021	18,908,000	$26,346,313	$25,995,991	$(350,322)
Euro	Buy	Bank of America	9/10/2021	1,904,000	2,264,895	2,248,480	(16,415)
Euro	Buy	J.P. Morgan	9/10/2021	3,695,000	4,514,300	4,363,516	(150,784)
Euro	Buy	Morgan Stanley	9/10/2021	4,320,000	5,268,477	5,101,593	(166,884)
Euro	Buy	Morgan Stanley	9/10/2021	3,812,000	4,555,914	4,501,684	(54,230)
Euro	Buy	State Street Bank and Trust	9/10/2021	675,000	801,305	797,124	(4,181)
Euro	Buy	State Street Bank and Trust	9/10/2021	1,740,000	2,069,512	2,054,809	(14,703)
Euro	Buy	State Street Bank and Trust	9/10/2021	4,400,000	5,262,804	5,196,068	(66,736)
Euro	Buy	State Street Bank and Trust	9/10/2021	10,488,000	12,477,289	12,385,536	(91,753)
Euro	Sell	State Street Bank and Trust	9/10/2021	2,817,000	3,308,013	3,326,664	(18,651)
Euro	Sell	State Street Bank and Trust	9/10/2021	8,048,000	9,490,493	9,504,080	(13,587)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(948,246)

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Open Futures Contracts at August 31, 2021:

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Appreciation
Euro-Bund	December 2021	313	Short	EUR	(54,110,886)	EUR	(54,005,020)	$125,001
U.S. Ultra Treasury Bond	December 2021	1,108	Long		$217,941,804		$218,587,625	645,821
Total Unrealized Appreciation on Open Futures Contracts								$770,822

					Notional		Notional	Unrealized
Type	Expiration	Contracts	Position		Amount		Value	Depreciation
U.S. 10-Year Treasury Note December 2021		2,247	Long		$300,153,968		$299,869,172	$(284,796)
U.S. 10-Year Ultra Treasury Bond	December 2021	628	Short		(92,345,660)		(92,953,812)	(608,152)
U.S. 2-Year Treasury Note	December 2021	958	Short		(210,922,889)		(211,074,345)	(151,456)
U.S. 5-Year Treasury Note	December 2021	12,631	Short		(1,561,828,581)		(1,562,691,531)	(862,950)
U.S. Long Bond	December 2021	371	Long		60,520,031		60,461,406	(58,625)
Total Unrealized Depreciation on Open Futures Contracts								$(1,965,979)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$42,348,350	$–	$42,348,350
Common Stocks
Diversified Capital Goods	7,679,055	2,165,636	–	9,844,691
Electric: Generation	–	–	197,150	197,150
Investments & Miscellaneous Financial Services	7,470,591	–	48,812	7,519,403
Machinery	–	282,971	–	282,971
Personal & Household Products	22,321,765	99,838	6,669,417	29,091,020
Specialty Retail	14,862,222	–	2,810,759	17,672,981
Support: Services	7,651,447	7,727,523	–	15,378,970
Transportation: Infrastructure/Services	–	–	1,752,645	1,752,645
Remaining Industries	173,771,886	–	–	173,771,886
Convertible Bonds	–	164,466,857	–	164,466,857
Floating Rate Loans
Electric: Generation	–	17,228,714	1,316,921	18,545,635
Gaming	–	7,702,340	26,002,478	33,704,818
Health Facilities	–	1,822,097	176,468	1,998,565
Integrated Energy	–	9,139,042	7,268,678	16,407,720
Less Unfunded Loan Commitments	–	(16,691,000)	(52,368,365)	(69,059,365)
Machinery	–	–	15,615,352	15,615,352
Media: Content	–	–	30,224,827	30,224,827
Medical Products	–	8,438,379	28,885,637	37,324,016
Personal & Household Products	–	7,573,599	12,182,178	19,755,777
Real Estate Investment Trusts	–	–	10,139,750	10,139,750
Retail	–	–	8,132,683	8,132,683
Specialty Retail	–	13,256,042	9,980,769	23,236,811
Theaters & Entertainment	–	7,017,950	9,342,057	16,360,007
Remaining Industries	–	267,137,316	–	267,137,316

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	$–	$22,959,897	$–	$22,959,897
High Yield Corporate Bonds
Banking	–	118,517,160	1,000	118,518,160
Metals/Mining (Excluding Steel)	–	279,913,326	5	279,913,331
Specialty Retail	–	292,322,231	1,081	292,323,312
Remaining Industries	–	5,697,663,924	–	5,697,663,924
Non-Agency Commercial Mortgage-Backed Securities	–	105,746,887	–	105,746,887
Preferred Stocks	–	–	5,495,378	5,495,378
Warrants	–	–	156,362	156,362
Short-Term Investments
Money Market Funds	7,762,500	–	–	7,762,500
Time Deposits	–	862,500	–	862,500
Total	$241,519,466	$7,057,701,579	$124,032,042	$7,423,253,087
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,761,908)	–	(3,761,908)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(18,264,826)	–	(18,264,826)
Forward Foreign Currency Exchange Contracts
Assets	–	11,054,036	–	11,054,036
Liabilities	–	(948,246)	–	(948,246)
Futures Contracts
Assets	770,822	–	–	770,822
Liabilities	(1,965,979)	–	–	(1,965,979)
Total	$(1,195,157)	$(11,920,944)	$–	$(13,116,101)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND August 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			High Yield
	Common	Floating	Corporate	Preferred
Investment Type	Stocks	Rate Loans	Bonds	Stocks	Warrants
Balance as of December 1, 2020	$7,178,016	$23,517,797	$2,947	$5,793,843	$67,092
Accrued Discounts (Premiums)	–	830,069	–	–	–
Realized Gain (Loss)	(1,905,785)	227,305	(56,243)	(1,913,467)	(754,852)
Change in Unrealized Appreciation (Depreciation)	1,911,383	2,465,501	56,605	1,615,002	810,510
Purchases	306,677	96,059,811	–	–	33,612
Sales	(34,168)	(17,982,818)	(1,223)	–	–
Transfers into Level 3	4,022,660	23,667,495	–	–	–
Transfers out of Level 3	–	(21,885,727)	–	–	–
Balance as of August 31, 2021	$11,478,783	$106,899,433	$2,086	$5,495,378	$156,362
Change in unrealized appreciation/ depreciation for the period ended August 31, 2021, related to Level 3 investments held at August 31, 2021	$20,844	$2,471,120	$(11)	$(298,465)	$56,953

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 98.52%

ASSET-BACKED SECURITIES 9.03%

Automobiles 2.00%
Avis Budget Rental Car Funding AESOP LLC 2021-1A D†	3.71%		8/20/2027	$12,750	$12,900,789
Carvana Auto Receivables Trust 2019-4A E†	4.70%		10/15/2026	7,250	7,606,446
CPS Auto Trust 2017-A D†	4.61%		12/15/2022	366	367,417
Exeter Automobile Receivables Trust 2020-3A E†	3.44%		8/17/2026	7,500	7,785,519
Exeter Automobile Receivables Trust 2020-3A F†	5.56%		6/15/2027	6,900	7,323,407
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025	4,000	4,180,396
Foursight Capital Automobile Receivables Trust 2018-1 D†	4.19%		11/15/2023	3,500	3,538,087
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025	5,000	5,060,008
Santander Consumer Auto Receivables Trust 2020-B†	7.03%		8/15/2028	8,452	9,381,591
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	4,150	4,160,168
Total					62,303,828

Credit Card 0.29%
Continental Finance Credit Card ABS Master Trust 2020-1A B†	3.66%		12/15/2028	4,000	4,055,097
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,831	2,941,344
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,893,627
Total					8,890,068

Others 6.74%
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	1.496% (1 Mo. LIBOR + 1.40%)	#	5/15/2036	8,470	8,488,255
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	7,135	7,209,918
Avery Point IV CLO Ltd. 2014-1A BR†	1.725% (3 Mo. LIBOR + 1.60%)	#	4/25/2026	105	104,529
Bain Capital Credit CLO Ltd. 2017-1A A1R†	1.104% (3 Mo. LIBOR + .97%)	#	7/20/2030	9,000	8,999,400
Barings CLO Ltd. 2019-3A BR†	1.734% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	4,480	4,479,559

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Others (continued)
Benefit Street Partners CLO XII Ltd. 2017-12A C†	3.176% (3 Mo. LIBOR + 3.05%)	#	10/15/2030		$1,950	$1,901,805
BlueMountain CLO Ltd. 2013-1A A2R2†	1.884% (3 Mo. LIBOR + 1.75%)	#	1/20/2029		1,308	1,309,495
BlueMountain CLO Ltd. 2021-28A B†	1.626% (3 Mo. LIBOR + 1.50%)	#	4/15/2034		12,000	12,000,653
CBAM Ltd. 2017-1A D†	3.884% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		8,530	8,555,097
CIFC Funding I Ltd. 2021-1A B†	1.675% (3 Mo. LIBOR + 1.55%)	#	4/25/2033		13,000	13,017,879
CIFC Funding Ltd. 2021-4A A†	1.144% (3 Mo. LIBOR + 1.05%)	#	7/15/2033		7,000	6,998,478
Elevation CLO Ltd. 2014-2A DR†	3.326% (3 Mo. LIBOR + 3.20%)	#	10/15/2029		1,000	985,559
Elmwood CLO VIII Ltd. 2021 1A B1†	1.684% (3 Mo. LIBOR + 1.55%)	#	1/20/2034		10,000	10,001,325
Fairstone Financial Issuance Trust I 2020-1A C†(a)	5.162%		10/20/2039	CAD	7,816	6,211,789
Galaxy XXI CLO Ltd. 2015-21A AR†	1.154% (3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,012	1,012,523
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.275% (3 Mo. LIBOR + 2.15%)	#	7/25/2027		895	882,790
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		966	1,098,693
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		2,561	2,751,001
JFIN CLO Ltd. 2013-1A A1NR†	1.524% (3 Mo. LIBOR + 1.39%)	#	1/20/2030		2,000	2,008,473
Kayne CLO Ltd. 2018 2A BR†	1.626% (3 Mo. LIBOR + 1.50%)	#	10/15/2031		6,500	6,500,796
Kayne CLO Ltd. 2020-7A A1†	1.334% (3 Mo. LIBOR + 1.20%)	#	4/17/2033		7,851	7,870,378
KKR CLO Ltd. 30A B1†	2.134% (3 Mo. LIBOR + 2.00%)	#	10/17/2031		5,000	5,008,617
KKR CLO Ltd.18 B†	1.834% (3 Mo. LIBOR + 1.70%)	#	7/18/2030		3,722	3,726,870
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		3,415	3,831,663
Lendmark Funding Trust 2019-1A D†	5.34%		12/20/2027		7,413	7,618,561
Madison Park Funding Ltd. 2015-17A BR2†	1.634% (3 Mo. LIBOR + 1.50%)	#	7/21/2030		10,000	10,013,137

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Others (continued)
Marble Point CLO XVII Ltd. 2020-1A A†	1.434% (3 Mo. LIBOR + 1.30%)	#	4/20/2033		$4,860	$4,864,506
Marble Point CLO XVII Ltd. 2020-1A D†	3.884% (3 Mo. LIBOR + 3.75%)	#	4/20/2033		5,000	5,042,286
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036		5,340	5,784,850
Mountain View CLO LLC 2017-1A AR†	1.216% (3 Mo. LIBOR + 1.09%)	#	10/16/2029		4,505	4,505,820
Niagara Park CLO Ltd. 2019-1A BR†	1.734% (3 Mo. LIBOR + 1.60%)	#	7/17/2032		9,150	9,150,664
OCP CLO Ltd. 2019-17A BR†	1.734% (3 Mo. LIBOR + 1.60%)	#	7/20/2032		7,720	7,686,246
Octagon Loan Funding Ltd. 2014-1A ARR†	1.305% (3 Mo. LIBOR + 1.18%)	#	11/18/2031		5,000	5,003,500
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049		2,146	2,218,950
Romark CLO Ltd. 2017-1A A2R†	1.788% (3 Mo. LIBOR + 1.65%)	#	10/23/2030		8,890	8,872,995
Signal Peak CLO 2 LLC 2015-1A DR2†	2.984% (3 Mo. LIBOR + 2.85%)	#	4/20/2029		2,000	1,971,226
Voya CLO Ltd. 2018-4A A1AR†	1.166% (3 Mo. LIBOR + 1.04%)	#	1/15/2032		3,950	3,950,115
Wind River CLO Ltd. 2015-2A DR†	2.726% (3 Mo. LIBOR + 2.60%)	#	10/15/2027		3,750	3,766,222
Zaxby’s Funding LLC 2021-1A A2†	3.238%		7/30/2051		3,811	3,944,215
Total						209,348,838
Total Asset-Backed Securities (cost $278,347,394)						280,542,734

				Shares (000)

COMMON STOCKS 0.17%

Miscellaneous 0.01%
UTEX Industries, Inc.					7	323,312

Oil 0.16%
Dommo Energia SA*(a)				BRL	64	10,525
Oasis Petroleum, Inc.					58	5,051,401
Total						5,061,926
Total Common Stocks (cost $5,457,622)						5,385,238

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
CORPORATE BONDS 63.62%

Aerospace/Defense 1.26%
Boeing Co. (The)	4.875%	5/1/2025	$4,748	$5,309,790
Boeing Co. (The)	5.15%	5/1/2030	9,572	11,335,131
Boeing Co. (The)	5.705%	5/1/2040	4,490	5,822,553
Boeing Co. (The)	5.805%	5/1/2050	10,144	13,799,932
Boeing Co. (The)	5.93%	5/1/2060	2,139	2,978,970
Total				39,246,376

Agriculture 1.80%
Altria Group, Inc.	5.95%	2/14/2049	16,049	20,878,584
BAT Capital Corp.	4.39%	8/15/2037	16,555	18,023,197
BAT Capital Corp.	4.70%	4/2/2027	767	871,856
Imperial Brands Finance plc (United Kingdom)†(b)	3.875%	7/26/2029	6,841	7,421,760
MHP Lux SA (Luxembourg)†(b)	6.25%	9/19/2029	1,000	1,015,000
MHP Lux SA (Luxembourg)†(b)	6.95%	4/3/2026	2,000	2,128,450
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	5,555	5,709,265
Total				56,048,112

Airlines 0.42%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	12/15/2023	1,554	1,578,576
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	4,948	4,923,506
American Airlines Group, Inc.†	3.75%	3/1/2025	1,924	1,724,385
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	3,003	3,166,314
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	1,572	1,782,254
Total				13,175,035

Apparel 0.49%
PVH Corp.	7.75%	11/15/2023	5,967	6,814,531
Tapestry, Inc.	4.125%	7/15/2027	7,718	8,455,602
Total				15,270,133

Auto Manufacturers 1.55%
Ford Motor Co.	7.45%	7/16/2031	15,614	20,566,683
General Motors Co.	6.75%	4/1/2046	19,093	27,672,400
Total				48,239,083

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Auto Parts & Equipment 0.22%
American Axle & Manufacturing, Inc.	6.875%		7/1/2028		$2,794	$3,022,307
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027		2,700	2,885,625
ZF North America Capital, Inc.†	4.50%		4/29/2022		1,000	1,018,750
Total						6,926,682

Banks 7.61%
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031		4,190	4,254,107
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		18,612	19,356,033
Bank of Ireland Group plc (Ireland)(b)	4.125% (5 Yr Treasury CMT + 2.50%)	#	9/19/2027		12,794	13,088,390
BankUnited, Inc.	5.125%		6/11/2030		9,962	11,612,874
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%)	#	1/18/2033		4,300	4,488,576
BNP Paribas SA (France)†(b)	4.50% (5 Yr Treasury CMT + 2.94%)	#	–	(c)	4,153	4,218,472
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		18,611	19,152,465
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,463,095
Danske Bank A/S (Denmark)†(b)	4.375%		6/12/2028		875	989,627
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024		12,000	13,235,012
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%)	#	8/9/2028		7,750	8,243,362
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		5,104	5,162,262
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		8,237	12,016,949
Intesa Sanpaolo SpA (Italy)†(b)	4.198%		6/1/2032		2,014	2,075,469
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 Yr Treasury CMT + 1.70%)	#	3/3/2036		6,720	6,761,891
Macquarie Bank Ltd. (Australia)†(b)	4.875%		6/10/2025		1,850	2,068,956
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%)	#	6/23/2032		3,724	3,776,587
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		6,125	6,143,875
Morgan Stanley	5.00%		11/24/2025		4,496	5,176,897

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks (continued)
Morgan Stanley	5.875% (3 Mo. LIBOR + 4.44%)	#	–	(c)	$6,542	$7,522,265
National Australia Bank Ltd. (Australia)†(b)	2.99%		5/21/2031		3,443	3,540,089
National Australia Bank Ltd. (Australia)†(b)	3.933% (5 Yr Treasury CMT + 1.88%)	#	8/2/2034		11,000	12,016,256
Texas Capital Bancshares, Inc.	4.00% (5 Yr Treasury CMT + 3.15%)	#	5/6/2031		8,000	8,370,188
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.625%		5/30/2022		1,109	1,136,780
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		1/30/2023		1,832	1,901,158
UBS AG	7.625%		8/17/2022		8,750	9,314,123
UBS AG (Switzerland)(b)	5.125%		5/15/2024		13,800	15,178,234
Webster Financial Corp.	4.10%		3/25/2029		4,986	5,585,513
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031		6,153	6,301,052
Westpac Banking Corp. (Australia)(b)	2.668% (5 Yr Treasury CMT + 1.75%)	#	11/15/2035		8,000	7,941,594
Westpac Banking Corp. (Australia)(b)	4.11% (5 Yr Treasury CMT + 2.00%)	#	7/24/2034		9,061	10,013,259
Westpac Banking Corp. (Australia)(b)	4.322% (5 Yr. ICE Swap rate + 2.24%)	#	11/23/2031		3,197	3,556,369
Total						236,661,779

Beverages 0.51%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc.	4.70%		2/1/2036		7,000	8,638,684
Central American Bottling Corp. (Guatemala)†(b)	5.75%		1/31/2027		7,000	7,341,250
Total						15,979,934

Biotechnology 0.25%
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030		7,887	7,593,544

Building Materials 0.18%
Owens Corning, Inc.	7.00%		12/1/2036		3,747	5,481,548

Chemicals 0.34%
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%		1/31/2030		9,000	9,653,400
OCP SA (Morocco)†(b)	3.75%		6/23/2031		866	878,725
Total						10,532,125

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Commercial Services 1.25%
CoStar Group, Inc.†	2.80%		7/15/2030		$5,328	$5,478,008
Global Payments, Inc.	3.20%		8/15/2029		13,178	14,147,665
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%		11/1/2026		2,837	2,946,139
United Rentals North America, Inc.	3.875%		11/15/2027		15,375	16,174,500
Total						38,746,312

Computers 1.46%
Ahead DB Holdings LLC†	6.625%		5/1/2028		2,228	2,269,775
Dell International LLC/EMC Corp.	6.02%		6/15/2026		10,953	13,088,933
Dell International LLC/EMC Corp.	8.35%		7/15/2046		9,807	16,121,991
Leidos Holdings, Inc.	5.95%		12/1/2040		1,325	1,673,154
Leidos, Inc.	4.375%		5/15/2030		2,052	2,356,630
Leidos, Inc.	5.50%		7/1/2033		353	438,934
Leidos, Inc.	7.125%		7/1/2032		6,806	9,366,349
Total						45,315,766

Diversified Financial Services 4.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.50%		1/15/2025		7,107	7,535,808
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.875%		1/23/2028		5,000	5,365,346
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024		2,674	2,903,639
Aircastle Ltd.†	2.85%		1/26/2028		9,970	10,208,021
Aircastle Ltd.	4.25%		6/15/2026		9,806	10,788,952
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%)	#	–	(c)	3,182	3,358,999
Ally Financial, Inc.	8.00%		11/1/2031		7,990	11,726,215
Aviation Capital Group LLC†	3.50%		11/1/2027		3,918	4,159,965
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026		4,634	5,027,410
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023		3,587	3,868,466
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		4,081	4,436,552
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%)	#	–	(c)	11,517	12,827,635
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		4,239	4,080,223
Midcap Financial Issuer Trust†	6.50%		5/1/2028		4,000	4,190,840
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		2,900	3,016,000

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified Financial Services (continued)
Navient Corp.	6.75%	6/25/2025	$7,825	$8,734,656
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	6,115	7,036,437
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	6,694,304
OneMain Finance Corp.	4.00%	9/15/2030	2,955	2,965,254
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%	2/15/2024	8,146	8,942,795
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(b)	10.50%	6/1/2024	2,181	2,369,220
Total				130,236,737

Electric 7.16%
AES Corp. (The)	2.45%	1/15/2031	5,975	6,036,768
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	10,702	12,202,886
Cleco Power LLC	6.00%	12/1/2040	4,904	6,854,268
Duquesne Light Holdings, Inc.†	2.775%	1/7/2032	9,962	10,126,238
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,341,430
El Paso Electric Co.	6.00%	5/15/2035	9,281	12,609,405
Emera US Finance LP	4.75%	6/15/2046	6,840	8,148,627
Exelon Generation Co. LLC	6.25%	10/1/2039	11,191	13,921,998
FirstEnergy Corp.	4.40%	7/15/2027	5,500	6,178,439
FirstEnergy Transmission LLC†	4.55%	4/1/2049	7,480	8,999,502
IPALCO Enterprises, Inc.	4.25%	5/1/2030	9,961	11,337,746
Metropolitan Edison Co.†	4.00%	4/15/2025	955	1,016,142
NRG Energy, Inc.†	4.45%	6/15/2029	14,584	16,306,429
Oglethorpe Power Corp.	4.20%	12/1/2042	1,070	1,216,513
Oglethorpe Power Corp.	5.95%	11/1/2039	8,831	12,104,316
Origin Energy Finance Ltd. (Australia)†(b)	5.45%	10/14/2021	4,289	4,313,079
Pacific Gas and Electric Co.	4.55%	7/1/2030	29,451	31,365,986
Pike Corp.†	5.50%	9/1/2028	2,799	2,847,983
PSEG Power LLC	8.625%	4/15/2031	14,230	22,492,984
Puget Energy, Inc.	3.65%	5/15/2025	4,587	4,941,066
Puget Energy, Inc.	4.10%	6/15/2030	11,109	12,472,443
Vistra Operations Co. LLC†	3.55%	7/15/2024	13,009	13,765,433
Total				222,599,681

Energy-Alternate Sources 0.13%
Topaz Solar Farms LLC†	5.75%	9/30/2039	3,522	4,150,906

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Engineering & Construction 0.45%
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%		7/7/2041	$2,063	$2,087,075
Fluor Corp.	4.25%		9/15/2028	11,247	11,796,416
Total					13,883,491

Entertainment 0.05%
Scientific Games International, Inc.†	7.25%		11/15/2029	1,500	1,676,250

Food 0.30%
Kraft Heinz Foods Co.	4.375%		6/1/2046	3,278	3,807,522
Kraft Heinz Foods Co.	4.875%		10/1/2049	4,437	5,527,109
Total					9,334,631

Forest Products & Paper 0.26%
Suzano Austria GmbH (Brazil)(b)	3.75%		1/15/2031	7,531	7,917,039

Gas 0.12%
NiSource, Inc.	5.95%		6/15/2041	2,613	3,731,197

Hand/Machine Tools 0.23%
Stanley Black & Decker, Inc.	4.00% (5 Yr Treasury CMT + 2.66%)	#	3/15/2060	6,548	7,045,452

Health Care-Services 2.19%
Centene Corp.	2.45%		7/15/2028	2,334	2,371,502
Centene Corp.	2.625%		8/1/2031	4,649	4,718,735
Centene Corp.	4.625%		12/15/2029	6,238	6,850,197
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	7,590	8,382,264
Fresenius Medical Care US Finance III, Inc.†	2.375%		2/16/2031	4,000	3,942,919
Fresenius Medical Care US Finance III, Inc.†	3.75%		6/15/2029	4,450	4,879,869
HCA, Inc.	5.50%		6/15/2047	10,715	14,181,363
Universal Health Services, Inc.†	2.65%		10/15/2030	12,786	13,044,789
Universal Health Services, Inc.†	5.00%		6/1/2026	6,807	6,998,957
US Renal Care, Inc.†	10.625%		7/15/2027	2,660	2,795,820
Total					68,166,415

Home Builders 1.18%
NVR, Inc.	3.00%		5/15/2030	10,854	11,520,599
PulteGroup, Inc.	6.375%		5/15/2033	6,069	8,140,683
PulteGroup, Inc.	7.875%		6/15/2032	2,965	4,332,918
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028	2,400	2,511,648

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Home Builders (continued)
Toll Brothers Finance Corp.	3.80%		11/1/2029		$4,224	$4,603,526
Toll Brothers Finance Corp.	4.875%		3/15/2027		4,738	5,385,069
Total						36,494,443

Insurance 2.69%
Aon Corp.	8.205%		1/1/2027		5,545	7,234,992
Assurant, Inc.	2.65%		1/15/2032		3,049	3,070,240
Assurant, Inc.	3.70%		2/22/2030		9,896	10,892,783
CNO Financial Group, Inc.	5.25%		5/30/2025		10,855	12,289,869
CNO Financial Group, Inc.	5.25%		5/30/2029		9,239	10,998,904
First American Financial Corp.	2.40%		8/15/2031		8,976	8,872,092
Global Atlantic Fin Co.†	4.70% (5 Yr Treasury CMT + 3.80%)	#	10/15/2051		5,469	5,609,330
Protective Life Corp.	8.45%		10/15/2039		5,103	8,359,974
Selective Insurance Group, Inc.	5.375%		3/1/2049		5,081	6,629,553
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044		7,365	9,714,360
Total						83,672,097

Internet 1.08%
E*TRADE Financial Corp.	3.80%		8/24/2027		1,448	1,624,198
E*TRADE Financial Corp.	4.50%		6/20/2028		5,499	6,414,581
Expedia Group, Inc.	2.95%		3/15/2031		4,981	5,072,580
Expedia Group, Inc.	4.625%		8/1/2027		4,483	5,073,114
Netflix, Inc.(a)	3.625%		5/15/2027	EUR	5,900	8,080,499
Prosus NV (Netherlands)†(b)	3.68%		1/21/2030		$4,297	4,477,376
Uber Technologies, Inc.†	6.25%		1/15/2028		2,715	2,915,231
Total						33,657,579

Iron-Steel 0.27%
Steel Dynamics, Inc.	5.00%		12/15/2026		4,985	5,173,347
United States Steel Corp.	6.875%		3/1/2029		2,950	3,226,563
Total						8,399,910

Leisure Time 0.50%
Carnival Corp.†	11.50%		4/1/2023		8,714	9,800,462
NCL Corp. Ltd.†	3.625%		12/15/2024		3,100	2,933,375
Royal Caribbean Cruises Ltd.	3.70%		3/15/2028		3,050	2,889,356
Total						15,623,193

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Machinery-Diversified 0.86%
CNH Industrial Capital LLC	4.375%		4/5/2022		$6,102	$6,241,218
nVent Finance Sarl (Luxembourg)(b)	4.55%		4/15/2028		10,840	12,048,848
Westinghouse Air Brake Technologies Corp.	3.20%		6/15/2025		238	253,951
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028		7,000	8,155,872
Total						26,699,889

Media 1.47%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		11,029	15,410,550
Time Warner Cable LLC	7.30%		7/1/2038		15,865	23,138,470
Time Warner Entertainment Co. LP	8.375%		7/15/2033		4,675	6,968,381
Total						45,517,401

Mining 2.43%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%		3/31/2029		10,000	10,563,300
Anglo American Capital plc (United Kingdom)†(b)	4.75%		4/10/2027		6,235	7,202,146
Anglo American Capital plc (United Kingdom)†(b)	5.625%		4/1/2030		9,500	11,693,486
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%		4/1/2031		10,291	11,104,195
Freeport-McMoRan, Inc.	4.25%		3/1/2030		3,071	3,320,519
Freeport-McMoRan, Inc.	5.25%		9/1/2029		2,250	2,492,775
Freeport-McMoRan, Inc.	5.45%		3/15/2043		6,815	8,722,961
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%		10/25/2022		660	688,099
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%		10/25/2042		5,774	7,523,551
Glencore Finance Canada Ltd. (Canada)†(b)	6.00%		11/15/2041		2,500	3,353,000
Glencore Funding LLC†	2.85%		4/27/2031		4,617	4,729,260
Glencore Funding LLC†	3.00%		10/27/2022		836	857,609
Glencore Funding LLC†	4.125%		5/30/2023		1,599	1,692,589
Yamana Gold, Inc. (Canada)†(b)	2.63%		8/15/2031		1,668	1,663,324
Total						75,606,814

Miscellaneous Manufacturing 1.44%
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%)	#	–	(c)	46,079	44,801,803

Oil & Gas 6.98%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026		2,770	3,009,037
Apache Corp.	5.10%		9/1/2040		11,965	13,326,258
Berry Petroleum Co. LLC†	7.00%		2/15/2026		5,441	5,406,830
California Resources Corp.†	7.125%		2/1/2026		2,183	2,292,761

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd. (Canada)(b)	7.20%		1/15/2032	$6,558	$9,022,907
Cenovus Energy, Inc. (Canada)(b)	5.375%		7/15/2025	13,000	14,763,234
Centennial Resource Production LLC†	6.875%		4/1/2027	5,000	4,810,150
Continental Resources, Inc.	4.90%		6/1/2044	7,306	8,239,707
Devon Energy Corp.†	4.50%		1/15/2030	10,423	11,390,317
Diamondback Energy, Inc.	3.50%		12/1/2029	9,539	10,283,185
Diamondback Energy, Inc.	4.75%		5/31/2025	3,289	3,683,885
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028	5,587	5,614,628
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%		1/30/2028	2,812	2,963,145
Eni SpA (Italy)†(b)	5.70%		10/1/2040	11,398	14,714,822
EQT Corp.†	3.625%		5/15/2031	1,512	1,600,580
Gulfport Energy Operating Corp.†	8.00%		5/17/2026	2,864	3,050,160
Hess Corp.	5.60%		2/15/2041	13,097	16,372,461
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	8,899	9,210,465
Independence Energy Finance LLC†	7.25%		5/1/2026	5,000	5,056,275
Laredo Petroleum, Inc.†	7.75%		7/31/2029	1,500	1,454,730
Laredo Petroleum, Inc.	10.125%		1/15/2028	6,000	6,322,860
Lundin Energy Finance BV (Netherlands)†(b)	3.10%		7/15/2031	5,000	5,077,775
Matador Resources Co.	5.875%		9/15/2026	3,000	3,021,450
MEG Energy Corp. (Canada)†(b)	7.125%		2/1/2027	1,943	2,046,970
Nabors Industries Ltd.†	7.25%		1/15/2026	3,210	2,989,312
Occidental Petroleum Corp.	1.575% (3 Mo. LIBOR + 1.45%)	#	8/15/2022	188	187,290
Occidental Petroleum Corp.	3.50%		8/15/2029	67	69,531
Occidental Petroleum Corp.	6.625%		9/1/2030	7,433	9,283,037
OGX Austria GmbH (Brazil)†(b)(d)	8.50%		6/1/2018	1,800	36
Ovintiv, Inc.	6.50%		2/1/2038	2,362	3,268,865
Ovintiv, Inc.	6.625%		8/15/2037	4,000	5,501,907
PDC Energy, Inc.	5.75%		5/15/2026	3,000	3,118,800
Range Resources Corp.†	8.25%		1/15/2029	2,680	2,978,405
SM Energy Co.	6.625%		1/15/2027	2,426	2,441,187
SM Energy Co.	6.75%		9/15/2026	2,324	2,338,548
Suncor Energy Ventures Corp. (Canada)†(b)	4.50%		4/1/2022	8,775	8,901,978
Suncor Energy, Inc. (Canada)(b)	7.875%		6/15/2026	8,027	10,159,045
Viper Energy Partners LP†	5.375%		11/1/2027	2,935	3,082,939
Total					217,055,472

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil & Gas Services 0.79%
Halliburton Co.	7.45%		9/15/2039	$4,869	$7,113,969
NOV, Inc.	3.60%		12/1/2029	5,632	5,955,807
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	11,622	11,413,791
Total					24,483,567

Pharmaceuticals 1.11%
AstraZeneca plc (United Kingdom)(b)	6.45%		9/15/2037	3,600	5,425,848
Bayer Corp.†	6.65%		2/15/2028	12,162	15,365,087
Bayer US Finance II LLC†	4.375%		12/15/2028	7,450	8,562,307
Cigna Corp.	6.125%		11/15/2041	3,614	5,154,611
Total					34,507,853

Pipelines 2.60%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	6,000	5,492,310
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	2,500	2,744,780
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	7,707	8,969,199
Eastern Gas Transmission & Storage, Inc.†	4.60%		12/15/2044	2,529	3,069,746
Enbridge Energy Partners LP	7.50%		4/15/2038	5,000	7,571,035
Enbridge, Inc. (Canada)(b)	6.00% (3 Mo. LIBOR + 3.89%)	#	1/15/2077	4,462	4,946,117
MPLX LP	1.223% (3 Mo. LIBOR + 1.10%)	#	9/9/2022	8,000	7,999,806
NGPL PipeCo LLC†	3.25%		7/15/2031	525	542,810
NGPL PipeCo LLC†	4.875%		8/15/2027	18,735	21,451,852
Oleoducto Central SA (Colombia)†(b)	4.00%		7/14/2027	7,000	7,238,175
Williams Cos., Inc. (The)	8.75%		3/15/2032	7,000	10,853,092
Total					80,878,922

Real Estate 0.07%
Kennedy-Wilson, Inc.	4.75%		3/1/2029	2,044	2,116,705

Real Estate Investment Trusts 2.80%
American Campus Communities Operating Partnership LP	3.875%		1/30/2031	12,342	13,859,510
American Homes 4 Rent LP	2.375%		7/15/2031	3,712	3,731,647
American Homes 4 Rent LP	4.25%		2/15/2028	5,564	6,376,752
American Homes 4 Rent LP	4.90%		2/15/2029	3,352	3,969,459
CyrusOne LP	3.45%		11/15/2029	5,200	5,469,662
EPR Properties	4.95%		4/15/2028	7,732	8,358,353

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

					Principal
	Interest		Maturity		Amount		Fair
Investments	Rate		Date		(000)		Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028			$7,325	$8,733,121
Goodman US Finance Three LLC†	3.70%		3/15/2028			7,250	7,929,581
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030			5,372	5,491,608
Invitation Homes Operating Partnership LP	2.00%		8/15/2031			8,674	8,462,390
MPT Operating Partnership LP/MPT Finance Corp.	4.625%		8/1/2029			9,632	10,310,261
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028			1,425	1,519,406
Physicians Realty LP	3.95%		1/15/2028			1,054	1,169,032
SL Green Realty Corp.	4.50%		12/1/2022			1,590	1,651,814
Total							87,032,596

Retail 0.72%
Bath & Body Works, Inc.	6.875%		11/1/2035			3,545	4,555,325
Carvana Co.†	5.625%		10/1/2025			1,592	1,657,670
Carvana Co.†	5.875%		10/1/2028			1,613	1,685,585
Ken Garff Automotive LLC†	4.875%		9/15/2028			1,715	1,771,467
Nordstrom, Inc.	4.375%		4/1/2030			2,935	3,061,921
Party City Holdings, Inc.†	8.75%		2/15/2026			2,875	3,000,781
PetSmart, Inc./Petsmart Finance Corp.†	7.75%		2/15/2029			2,745	3,019,500
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026			3,515	3,703,931
Total							22,456,180

Semiconductors 0.21%
Skyworks Solutions, Inc.	3.00%		6/1/2031			6,174	6,425,805

Shipbuilding 0.34%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025			9,750	10,635,073

Software 0.95%
Oracle Corp.	2.95%		4/1/2030			3,929	4,168,599
Oracle Corp.	6.125%		7/8/2039			6,000	8,291,381
Twilio, Inc.	3.625%		3/15/2029			2,003	2,070,001
Twilio, Inc.	3.875%		3/15/2031			2,271	2,376,340
VMware, Inc.	4.70%		5/15/2030			10,471	12,523,001
Total							29,429,322

Telecommunications 2.68%
AT&T, Inc.(a)	2.875% (5 yr. Eur CMT+3.14%)	#	–	(c)	EUR	20,500	24,539,128
AT&T, Inc.†	3.50%		9/15/2053			$22,732	23,396,198

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications (continued)
AT&T, Inc.	4.30%	2/15/2030	$26,988	$31,425,254
Switch Ltd.†	3.75%	9/15/2028	2,247	2,289,030
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	1,592	1,621,850
Total				83,271,460

Transportation 0.03%
CSX Transportation, Inc.	7.875%	5/15/2043	511	856,443
Total Corporate Bonds (cost $1,859,658,273)				1,977,580,755

FLOATING RATE LOANS(e) 11.14%

Advertising 0.66%
Lamar Media Corporation 2020 Term Loan B	1.597% (1 Mo. LIBOR + 1.50%)	2/5/2027	20,585	20,434,052

Aerospace/Defense 0.22%
Boeing Company The Delayed Draw Term Loan	1.369% (3 Mo. LIBOR + 1.25%)	2/7/2022	6,945	6,943,030

Automotive 0.11%
Ford Motor Company Unsecured Term Loan	1.84% (1 Mo. LIBOR + 1.75%)	12/31/2022	3,315	3,290,054	(f)

Business Services 0.96%
Global Payments Inc. 2019 Term Loan	1.461% (1 Mo. LIBOR + 1.38%)	7/9/2024	5,483	5,483,497	(f)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.749% (3 Mo. LIBOR + 1.63%)	1/17/2025	6,973	6,968,556	(f)
Trans Union, LLC 2019 Term Loan B5	1.835% (1 Mo. LIBOR + 1.75%)	11/16/2026	17,680	17,530,913
Total				29,982,966

Computer Hardware 0.23%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%)	9/19/2025	6,989	6,995,177

Computer Software 0.05%
EagleView Technology Corporation 2018 Add On Term Loan B	3.585% (1 Mo. LIBOR + 3.50%)	8/14/2025	1,729	1,709,147

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Containers 0.32%
Owens-Illinois Inc. 2019 Tranche A Term Loan A	1.585% (1 Mo. LIBOR + 1.50%)		6/25/2024	$9,945	$9,895,586	(f)

Entertainment 0.53%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.09% (1 Mo. LIBOR + 2.00%)		3/10/2028	6,376	6,328,098
Playtika Holding Corp 2021 Term Loan	2.835% (1 Mo. LIBOR + 2.75%)		3/13/2028	7,980	7,962,324
Scientific Games International, Inc. 2018 Term Loan B5	2.835% (1 Mo. LIBOR + 2.75%)		8/14/2024	2,165	2,148,765
Total					16,439,187

Environmental Services 0.02%
Stericycle, Inc. 2017 Term Loan	1.463% - 1.472% (1 Mo. LIBOR + 1.38%)		11/17/2022	656	652,122	(f)

Financial Services 0.37%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	–	(g)	12/1/2027	5,072	5,078,996
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	–	(g)	10/6/2023	6,295	6,290,671
Total					11,369,667

Food 0.64%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.085% (1 Mo. LIBOR + 2.00%)		5/1/2026	19,855	19,762,420

Government 1.35%
Seminole Tribe of Florida 2018 Term Loan B	1.836% (1 Mo. LIBOR + 1.75%)		7/8/2024	41,864	41,855,235

Health Care Services 0.64%
DaVita, Inc. 2019 Delayed Draw Term Loan A	1.585% (1 Mo. LIBOR + 1.50%)		8/12/2024	10,970	10,935,686
DaVita, Inc. 2020 Term Loan B	1.842% (1 Mo. LIBOR + 1.75%)		8/12/2026	8,971	8,929,533
Total					19,865,219

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Lodging 1.00%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.834% (1 Mo. LIBOR + 1.75%)	6/22/2026	$23,817	$23,593,355
Resorts World Las Vegas LLC Term Loan A	1.59% (1 Mo. LIBOR + 1.50%)	4/16/2024	1,088	1,065,750	(f)
Wyndham Hotels & Resorts, Inc. Term Loan B	1.835% (1 Mo. LIBOR + 1.75%)	5/30/2025	6,352	6,292,914
Total				30,952,019

Media 0.65%
Banijay Entertainment S.A.S USD Term Loan (France)(b)	3.841% (1 Mo. LIBOR + 3.75%)	3/1/2025	5,757	5,733,129
Nielsen Finance LLC USD Term Loan B4	2.096% (1 Mo. LIBOR + 2.00%)	10/4/2023	14,575	14,570,604
Total				20,303,733

Metal Fabricating 0.02%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (3 Mo. LIBOR + 6.50%)	3/6/2024	622	625,401

Miscellaneous 0.58%
Charter Communications Operating, LLC 2019 Term Loan B1	1.84% (1 Mo. LIBOR + 1.75%)	4/30/2025	7,968	7,949,587
HCA Inc. 2021 Term Loan B14	1.835% (1 Mo. LIBOR + 1.75%)	6/23/2028	9,962	10,031,535
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%)	12/3/2025	35	35,339
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% (1 Mo. LIBOR + 5.25%)	12/3/2025	40	39,192
Total				18,055,653

Oil 0.08%
Hess Corporation Term Loan	2.59% (1 Mo. LIBOR + 2.50%)	3/16/2023	2,500	2,493,750	(f)

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Real Estate Investment Trusts 0.86%
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.097% (1 Mo. LIBOR + 1.00%)	1/31/2025	$6,658		$6,608,442
VICI Properties 1 LLC Replacement Term Loan B	1.838% (1 Mo. LIBOR + 1.75%)	12/20/2024	20,358		20,274,153
Total					26,882,595

Retail 0.74%
Murphy USA Inc Term Loan B	2.25% (1 Mo. LIBOR + 1.75%)	1/31/2028	22,855		22,911,959

Technology 0.20%
Comcast Hulu Holdings, LLC Term Loan A	0.96% (1 Mo. LIBOR + 0.88%)	3/15/2024	6,331		6,298,903	(f)

Telecommunications 0.52%
CenturyLink, Inc. 2020 Term Loan A	2.085% (1 Mo. LIBOR + 2.00%)	1/31/2025	8,672		8,631,338
LogMeIn, Inc. Term Loan B	4.847% (1 Mo. LIBOR + 4.75%)	8/31/2027	7,598		7,583,461
Total					16,214,799

Transportation: Miscellaneous 0.39%
XPO Logistics, Inc. 2018 Term Loan B	1.881% (3 Mo. LIBOR + 1.75%)	2/24/2025	12,314		12,232,772
Total Floating Rate Loans (cost $346,513,546)					346,165,446

FOREIGN GOVERNMENT OBLIGATION 0.14%

Sri Lanka
Republic of Sri Lanka†(b) (cost $4,489,456)	5.875%	7/25/2022	5,498		4,205,970

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Federal Home Loan Mortgage Corp. 1180 G IO(h)	1008.40%	11/15/2021	–	(i)	4
Federal Home Loan Mortgage Corp. 1200 IB IO(h)	1007.00%	2/15/2022	–	(i)	2
Federal Home Loan Mortgage Corp. 1241 X IO(h)	982.654%	4/15/2022	–	(i)	2
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon	8/15/2022	2		2,468

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	$–	(i)	$57
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	–	(i)	1
Government National Mortgage Assoc. 2013-48 IO(h)	0.495%	#(j)	7/16/2054	10,440		206,488
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $401,520)						209,022

MUNICIPAL BONDS 0.71%

Miscellaneous
Metropolitan Transportation Authority	6.668%		11/15/2039	6,470		9,469,740
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	725		833,373
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	2,665		3,062,428
State of Illinois	4.95%		6/1/2023	659		699,028
State of Illinois	5.10%		6/1/2033	6,855		8,148,133
Total Municipal Bonds (cost $20,456,283)						22,212,702

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.10%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	745		749,595
BBCMS Mortgage Trust 2019-BWAY C†	1.706% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	3,950		3,899,408
Benchmark Mortgage Trust 2020-B22 E†	2.00%		1/15/2054	5,750		4,462,214
BFLD 2019-DPLO E†	2.336% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	8,000		7,964,663
BX Commercial Mortgage Trust 2019-IMC-E†	2.246% (1 Mo. LIBOR + 2.15%)	#	4/15/2034	4,000		3,992,814
BX Commercial Mortgage Trust 2019-XL D†	1.546% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	6,282		6,300,236
BX Commercial Mortgage Trust 2019-XL E†	1.896% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	5,317		5,333,150
BX Commercial Mortgage Trust 2019-XL F†	2.096% (1 Mo. LIBOR + 2.00%)	#	10/15/2036	5,912		5,938,868
Citigroup Commercial Mortgage Trust 2016-P3 C	5.058%	#(j)	4/15/2049	5,960		6,319,163
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.463%	#(j)	7/10/2050	3,018		3,218,524
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	1,918		1,942,005
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	4,200		4,225,010	(k)

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	$2,400	$2,425,709
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	1,067	1,072,843
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	714	721,415
Great Wolf Trust 2019-WOLF A†	1.13% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	8,100	8,114,546
Great Wolf Trust 2019-WOLF E†	2.828% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	1,902	1,872,609
GS Mortgage Securities Corp. Trust 2021-ROSS G†	4.746% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	5,160	5,190,755
GS Mortgage Securities Trust 2013-G1 A2 IO(i)	0.33%	#(j)	11/10/2048	30,000	270,600
GS Mortgage Securities Trust 2013-GC12 XA IO(i)	1.535%	#(j)	6/10/2046	20,699	368,179
GS Mortgage Securities Trust 2013-GC12 XB IO(i)	0.655%	#(j)	6/10/2046	47,400	369,075
GS Mortgage Securities Trust 2015-GC32 C	4.609%	#(j)	7/10/2048	1,022	1,095,822
HPLY Trust 2019-HIT A†	1.096% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	3,051	3,055,074
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†(i)	0.723%	#(j)	8/5/2034	16,028	345,403
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†(i)	0.665%	#(j)	8/5/2034	18,308	75,978
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.408%	#(j)	7/15/2048	1,674	1,763,679
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	2,700	2,722,679
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	476	307,383
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	695	702,452
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	10,000	10,482,972
One New York Plaza Trust 2020-1NYP B†	1.596% (1 Mo. LIBOR + 1.50%)	#	1/15/2026	7,330	7,392,369
PFP Ltd. 2019-6 C†	2.196% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	4,576	4,565,663
Ready Capital Mortgage Financing LLC 2021-FL5 D†	3.084% (1 Mo. LIBOR + 3.00%)	#	4/25/2038	8,160	8,199,535

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	$506	$511,582
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	1,001	1,012,508
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,039	1,053,869
VMC Finance LLC 2019-FL3 A†	1.193% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	2,217	2,215,790
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.443%	#(j)	7/15/2046	2,256	1,318,899
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.61%	#(j)	9/15/2048	3,451	3,520,696
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(j)	11/15/2050	2,089	2,296,784
Total Non-Agency Commercial Mortgage-Backed Securities (cost $126,301,791)					127,390,518

U.S. TREASURY OBLIGATIONS 9.60%
U.S. Treasury Bond	1.125%		5/15/2040	61,465	54,775,880
U.S. Treasury Bond	2.00%		8/15/2051	66,098	67,285,698
U.S. Treasury Bond	2.25%		8/15/2049	13,950	14,940,123
U.S. Treasury Note	0.625%		7/31/2026	111,499	110,741,155
U.S. Treasury Note	1.25%		8/15/2031	24,927	24,802,365
U.S. Treasury Note	1.625%		5/15/2031	25,194	25,981,312
Total U.S. TREASURY OBLIGATIONS (cost $295,452,792)					298,526,533

	Exercise Price		Expiration Date	Shares (000)
WARRANT 0.00%

Miscellaneous
UTEX Industries, Inc. (cost $4,780)	$114.76		12/3/2025	3	$4,780	(l)
Total Long-Term Investments (cost $2,937,083,457)					3,062,223,698

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.49%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $47,334,100 of U.S. Treasury Note at 0.375% due 08/15/2024; value: $47,312,234; proceeds: $46,384,531 (cost $46,384,531)	$46,385	$46,384,531
Total Investments in Securities 100.01% (cost $2,983,467,988)		3,108,608,229
Other Assets and Liabilities – Net(m) (0.01%)		(364,062)
Net Assets 100.00%		$3,108,244,167

BRL	Brazilian Dollar
CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $993,306,808, which represents 31.96% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(i)	Amount is less than $1,000.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2021(1):

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation(3)
Bank of America(1)	CPI Urban Consumer NSA	2.75%	8/11/2026	$57,460,000	$57,245,235	$(214,765)
Bank of America(1)	CPI Urban Consumer NSA	2.55%	6/16/2026	45,500,000	44,444,981	(1,055,019)
Bank of America(1)	CPI Urban Consumer NSA	2.55%	6/16/2026	45,300,000	44,255,694	(1,044,306)
						$(2,314,090)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Credit Default Swaps on Indexes - Sell Protection at August 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Citibank	3.00%	8/17/2061	$9,800,000	$8,930,148	$(865,406)	$(4,446)	$(869,852)

Markit CMBX. NA.BBB.9	Goldman	3.00%	8/17/2061	2,950,000	2,804,986	(243,220)	98,206	(145,014)

Markit CMBX. NA.BBB.9	Goldman	3.00%	8/17/2061	2,950,000	2,804,986	(260,980)	115,966	(145,014)

Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	3,000,000	2,852,528	(241,588)	94,116	(147,472)

Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	5,900,000	5,609,971	(486,148)	196,119	(290,029)

Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	8/17/2061	7,900,000	7,511,657	(641,780)	253,437	(388,343)
						$(2,739,122)	$753,398	$(1,985,724)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $757,844. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $4,446.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

Open Forward Foreign Currency Exchange Contracts at August 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	9/10/2021	27,620,000	$33,555,565	$32,617,133	$938,432

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	10/20/2021	7,782,000	$6,097,599	$6,167,640	$(70,041)

Open Futures Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	December 2021	66	Short	EUR	(8,967,303)	EUR	(8,959,500)	$9,214
U.S. 2-Year Treasury Note	December 2021	767	Long		$168,869,447		$168,991,673	122,226
U.S. 5-Year Treasury Note	December 2021	1,205	Long		148,998,455		149,081,094	82,639
U.S. Ultra Treasury Bond	December 2021	387	Long		75,981,943		76,347,844	365,901
Total Unrealized Appreciation on Open Futures Contracts								$579,980

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2021	120	Long		$17,808,920		$17,761,875	$(47,045)
U.S. Long Bond	December 2021	105	Long		17,128,311		17,111,719	(16,592)
Total Unrealized Depreciation on Open Futures Contracts								$(63,637)

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$280,542,734	$–	$280,542,734
Common Stocks
Miscellaneous	–	323,312	–	323,312
Remaining Industries	5,061,926	–	–	5,061,926
Corporate Bonds	–	1,977,580,755	–	1,977,580,755
Floating Rate Loans
Automotive	–	–	3,290,054	3,290,054
Business Services	–	17,530,913	12,452,053	29,982,966
Containers	–	–	9,895,586	9,895,586
Environmental Services	–	–	652,122	652,122
Lodging	–	29,886,269	1,065,750	30,952,019
Oil	–	–	2,493,750	2,493,750
Technology	–	–	6,298,903	6,298,903
Remaining Industries	–	262,600,046	–	262,600,046
Foreign Government Obligation	–	4,205,970	–	4,205,970
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	209,022	–	209,022
Municipal Bonds	–	22,212,702	–	22,212,702
Non-Agency Commercial Mortgage-Backed Securities	–	123,165,508	4,225,010	127,390,518
U.S. Treasury Obligations	–	298,526,533	–	298,526,533
Warrant	–	–	4,780	4,780
Short-Term Investments
Repurchase Agreements	–	46,384,531	–	46,384,531
Total	$5,061,926	$3,063,168,295	$40,378,008	$3,108,608,229
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,314,090)	–	(2,314,090)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,985,724)	–	(1,985,724)
Forward Foreign Currency Exchange Contracts
Assets	–	938,432	–	938,432
Liabilities	–	(70,041)	–	(70,041)
Futures Contracts
Assets	579,980	–	–	579,980
Liabilities	(63,637)	–	–	(63,637)
Total	$516,343	$(3,431,423)	$–	$(2,915,080)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(concluded)

INCOME FUND August 31, 2021

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed	Warrants
Balance as of December 1, 2020	$6,014,990	$7,764	$10,782,574	$–	$–
Accrued Discounts (Premiums)	–	–	35,043	–	–
Realized Gain (Loss)	–	(1,837,859)	24,209	–	–
Change in Unrealized Appreciation (Depreciation)	–	1,830,095	77,713	25,010	–
Purchases	–	–	30,078,886	4,200,000	4,780
Sales	–	–	(4,850,207)	–	–
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3	(6,014,990)	–	–	–	–
Balance as of August 31, 2021	$–	$–	$36,148,218	$4,225,010	$4,780
Change in unrealized appreciation/depreciation for the period ended August 31, 2021, related to Level 3 investments held at August 31, 2021	$–	$–	$78,752	$25,010	$–

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 92.67%

ASSET-BACKED SECURITIES 18.75%

Auto Floor Plan 0.54%
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%	4/15/2024	$2,664	$2,702,791
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%	5/15/2024	2,181	2,218,167
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%	10/15/2023	1,846	1,853,210
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%	10/15/2023	736	739,318
NextGear Floorplan Master Owner Trust 2019-2A A2†	2.07%	10/15/2024	6,561	6,690,010
Total				14,203,496

Automobiles 7.66%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	4,459	4,498,627
American Credit Acceptance Receivables Trust 2020-3 A†	0.62%	10/13/2023	2,254	2,254,683
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	583	590,284
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	269	270,024
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	224	226,331
Avis Budget Rental Car Funding AESOP LLC 2019-2A A†	3.35%	9/22/2025	5,000	5,359,463
Avis Budget Rental Car Funding AESOP LLC 2020-1A D†	3.34%	8/20/2026	5,000	5,031,072
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	429	430,868
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	373,319
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	200	202,084
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	591	600,754
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	650	652,153
Carvana Auto Receivables Trust 2021-N2 A1	0.32%	3/10/2028	5,406	5,406,109
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	116	117,313
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	167	168,231
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	281	288,364
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	157	156,927
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	667	674,233
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	431	434,810
CPS Auto Receivables Trust 2020-C B†	1.01%	1/15/2025	5,500	5,521,466
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	1,325	1,331,608

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%	12/11/2034	$6,225	$6,237,228
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	384	385,887
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	631	645,785
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	995	1,007,032
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717	741,295
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	1,289	1,303,955
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,030	1,058,071
Drive Auto Receivables Trust 2020-2 D	3.05%	5/15/2028	1,800	1,872,554
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	875	880,536
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	830	835,605
Drive Auto Receivables Trust 2021-2 A2	0.36%	5/15/2024	4,425	4,425,504
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	3,772	3,777,174
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	185	185,226
Exeter Automobile Receivables Trust 2021-2A A2	0.27%	1/16/2024	1,323	1,323,601
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	960	963,830
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	1,675	1,680,271
Exeter Automobile Receivables Trust 2021-3A A2	0.34%	1/16/2024	3,270	3,270,356
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	2,545	2,557,579
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	1,680	1,683,836
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	1,574	1,574,520
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	1,403	1,404,133
Ford Credit Auto Lease Trust 2021-A A4	0.30%	4/15/2024	2,369	2,371,081
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,448,805
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	1,143	1,222,597
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	921	922,424
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	2,268	2,268,221
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	4,225	4,557,817
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	1,650	1,673,637
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	193	194,411
GLS Auto Receivables Issuer Trust 2019-4A A†	2.47%	11/15/2023	6,076	6,104,774
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	2,000	2,009,270
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416	429,097
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	1,187	1,188,717
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	746	746,465

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	$823	$824,064
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	2,444	2,444,500
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	2,017	2,018,558
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	3,040	3,078,754
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	3,385	3,408,848
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	5,000	5,060,008
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	510	512,989
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	1,729	1,729,046
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	4,380	4,381,083
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	635	634,940
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	676	676,440
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	934	934,262
Octane Receivables Trust 2021-1A A†	0.93%	3/22/2027	1,065	1,066,942
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	172	172,006
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	1,441	1,451,468
Santander Drive Auto Receivables Trust 2020-4 D	1.48%	1/15/2027	6,325	6,422,951
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	806	807,681
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%	4/15/2024	3,461	3,462,852
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	8,860	8,905,627
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	4,040	4,075,150
Santander Drive Auto Receivables Trust 2021-3 A2	0.29%	5/15/2024	7,905	7,910,834
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	989	1,014,699
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	2,915	2,923,552
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	577	577,353
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	978	979,368
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	988	994,966
Westlake Automobile Receivables Trust 2021-2A C†	0.89%	7/15/2026	1,865	1,869,586
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,216	1,249,530
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	1,145	1,150,008
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	1,114	1,129,350
Westlake Automobile Receivables Trust 2020-1A B†	1.94%	4/15/2025	10,500	10,604,198

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	$3,769	$3,777,119
Westlake Automobile Receivables Trust 2021-1A C†	0.95%		3/16/2026	4,175	4,181,973
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%		4/15/2025	5,505	5,507,888
Westlake Automobile Receivables Trust 2021-2A D†	1.23%		12/15/2026	6,000	6,011,140
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	554	555,517
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	1,190	1,208,635
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	226	231,951
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	572	585,086
Total					202,070,939

Credit Card 0.47%
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	1,107	1,131,392
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	289	293,334
Master Credit Card Trust II Series 2018-1A A†	0.578% (1 Mo. LIBOR + .49%)	#	7/21/2024	1,254	1,261,136
Synchrony Card Issuance Trust 2018-A1 A	3.38%		9/15/2024	3,203	3,207,182
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	1,025,886
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	743	745,614
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	939	951,620
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	2,551	2,597,014
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	1,051	1,072,866
Total					12,286,044

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.713%		8/25/2035	18	17,808

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Others 9.61%
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	$3,550	$3,557,557
AMMC CLO Ltd. 2016-19A CR†	2.676% (3 Mo. LIBOR + 2.55%)	#	10/16/2028	750	756,818
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	356	360,022
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	631	639,236
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.182% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	970	970,603
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.182% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	1,212	1,212,909
Apidos CLO XXIV 2016-24A A1AL†	1.084% (3 Mo. LIBOR + 0.95%)	#	10/20/2030	510	510,271
Apidos CLO XXXI 2019-31A A1R†	1.229% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	5,000	5,004,668
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 A†	1.196% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	1,980	1,983,099
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	6/15/2028	1,020	1,021,568
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2037	955	955,901
ARES L CLO Ltd. 2018-50A AR†	1.176% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	4,180	4,172,689
Bain Capital Credit CLO Ltd. 2017-1A A1R†	1.104% (3 Mo. LIBOR + .97%)	#	7/20/2030	6,000	5,999,600
Ballyrock CLO Ltd. 2019-1A A1R†	Zero Coupon	#(a)	7/15/2032	10,000	9,971,842
Barings CLO Ltd. 2019-3A A1R†	1.204% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	3,020	3,019,245
BDS Ltd. 2021-FL7 A†	1.166% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	5,210	5,218,623
Benefit Street Partners CLO ILtd. 2013-IIIA A1R2†	1.134% (3 Mo. LIBOR + 1.00%)	#	7/20/2029	4,000	4,002,741
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.114% (3 Mo. LIBOR + .98%)	#	7/20/2029	1,190	1,190,171

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Others (continued)
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	Zero Coupon	#(a)	7/20/2031	$2,160	$2,160,004
Carlyle US Clo Ltd. 2017-2A A1R†	1.184% (3 Mo. LIBOR + 1.05%)	#	7/20/2031	4,000	4,005,795
Carlyle US CLO Ltd. 2017-3A A1AR†	1.034% (3 Mo. LIBOR + .90%)	#	7/20/2029	830	829,638
Cedar Funding CLO Ltd. 2017-8A A1†	1.384% (3 Mo. LIBOR + 1.25%)	#	10/17/2030	2,500	2,502,269
Cedar Funding Ltd. 2021-14A A†	1.188% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	2,340	2,340,173
Cedar Funding V CLO Ltd. 2016-5A A1R†	1.234% (3 Mo. LIBOR + 1.10%)	#	7/17/2031	3,400	3,406,737
Cedar Funding XI Clo Ltd. 2019-11A A1R†	1.171% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	3,220	3,218,323
CF Hippolyta LLC 2021-1A B1†	1.98%		3/15/2061	4,871	4,922,530
CIFC Funding II Ltd. 2013-2A A1L2†	Zero Coupon	#(a)	10/18/2030	4,000	4,000,570
Colombia Cent CLO Ltd. 2018-27A A2A†	1.725% (3 Mo. LIBOR + 1.60%)	#	10/25/2028	281	280,927
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	761	791,110
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	456	473,541
Dryden CLO Ltd. 2019 72A AR†	1.205% (3 Mo. LIBOR + 1.08%)	#	5/15/2032	6,000	6,000,437
Dryden Senior Loan Fund 2017-47A A1R†	1.106% (3 Mo. LIBOR + 0.98%)	#	4/15/2028	6,000	5,999,194
Elmwood CLO X Ltd. 2021-3A A†(b)	Zero Coupon	#(a)	10/20/2034	4,880	4,880,290
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.075% (3 Mo. LIBOR + .95%)	#	7/24/2030	950	949,837
Grand Avenue CRE 2019-FL1 A†	1.217% (1 Mo. LIBOR + 1.12%)	#	6/15/2037	2,422	2,424,972
Grand Avenue CRE 2019-FL1 AS†	1.597% (1 Mo. LIBOR + 1.50%)	#	6/15/2037	2,540	2,544,698
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.646% (1 Mo. LIBOR + 1.55%)	#	9/15/2028	2,199	2,200,427
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.246% (1 Mo. LIBOR + 2.15%)	#	9/15/2028	824	816,622
Greystone CRE Notes Ltd. 2021-FL3 A†	1.107% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	6,150	6,211,498

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Others (continued)
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.205% (3 Mo. LIBOR + 1.08%)	#	7/25/2027	$100	$99,831
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.775% (3 Mo. LIBOR + 1.65%)	#	7/25/2027	667	668,184
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	154	154,786
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	787	792,350
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	157	159,165
JFIN CLO Ltd. 2013-1A A1NR†	1.524% (3 Mo. LIBOR + 1.39%)	#	1/20/2030	1,380	1,385,986
JFIN CLO Ltd. 2013-1A A2R†	2.334% (3 Mo. LIBOR + 2.20%)	#	1/20/2030	690	693,247
KKR CLO Ltd.-16 A1R†	1.384% (3 Mo. LIBOR + 1.25%)	#	1/20/2029	4,256	4,258,389
KKR CLO Ltd.-24 A1R†	1.214% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	4,980	4,972,208
KREF Ltd. 2021-FL2 A†	1.163% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	4,930	4,939,207
KREF Ltd. 2021-FL2 AS†	1.393% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	4,830	4,836,891
LFT CRE Ltd. 2021-FL1 A†	1.266% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	2,230	2,239,723
LFT CRE Ltd. 2021-FL1 B†	1.846% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	3,520	3,525,984
Madison Park Funding XI Ltd. 2013-11A AR2†	1.038% (3 Mo. LIBOR + .90%)	#	7/23/2029	3,000	3,001,239
Magnetite Ltd. 2021-29A A†	1.116% (3 Mo. LIBOR + .99%)	#	1/15/2034	1,110	1,110,285
Magnetite XXII Ltd. 2019-22A AR†	1.186% (3 Mo. LIBOR + 1.06%)	#	4/15/2031	4,000	4,000,252
MF1 Ltd. 2021-FL6 AS†	1.546% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	7,030	7,048,568
Mountain View CLO X Ltd. 2015-10A AR†	0.949% (3 Mo. LIBOR + .82%)	#	10/13/2027	339	338,675
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	83	84,691
N-Star REL CDO VIII Ltd. 2006-8A B†	0.516% (1 Mo. LIBOR + .42%)	#	2/1/2041	949	884,194	(c)
Newark BSL CLO 2 Ltd. 2017-1A A1R†	1.095% (3 Mo. LIBOR + .97%)	#	7/25/2030	3,000	2,999,278

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Others (continued)
Oaktree CLO Ltd. 2015-1A A1R†	1.004% (3 Mo. LIBOR + .87%)	#	10/20/2027	$304	$304,274
OCP CLO Ltd. 2015-10A A2AR†	1.425% (3 Mo. LIBOR + 1.30%)	#	10/26/2027	645	643,583
OCP CLO Ltd. 2016-12A A1R†	1.254% (3 Mo. LIBOR + 1.12%)	#	10/18/2028	1,892	1,897,325
OCP CLO Ltd. 2016-12A A2R†	1.734% (3 Mo. LIBOR + 1.60%)	#	10/18/2028	1,103	1,105,558
OCP CLO Ltd. 2019-17A A1R†	1.174% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	5,700	5,683,612
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	1.076% (3 Mo. LIBOR + .95%)	#	7/15/2029	5,000	5,000,572
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.076% (3 Mo. LIBOR + .95%)	#	7/15/2029	720	720,048
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.125% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	1,390	1,390,000
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210	219,798
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	3,060	3,307,250
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	230	238,886
OZLM VIII Ltd. 2014-8A A1RR†	1.304% (3 Mo. LIBOR + 1.17%)	#	10/17/2029	712	712,936
PFS Financing Corp. 2018-F A†	3.52%		10/15/2023	6,900	6,907,814
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	904	913,533
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	647	652,635
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	637	660,525
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	725	731,836
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	68	67,797	(c)
Regatta Funding LP 2013-2A A1R3†	0.976% (3 Mo. LIBOR + .85%)	#	1/15/2029	3,505	3,507,075
Romark CLO Ltd. 2017-1A A1R†	1.168% (3 Mo. LIBOR + 1.03%)	#	10/23/2030	10,000	9,989,088
Romark CLO Ltd. 2017-1A A2R†	1.788% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	10,000	9,980,872

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Others (continued)
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	$330	$331,327
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	2,107	2,158,296
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	2,350	2,437,666
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	1,800	1,800,749
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000	1,002,544
TCI-Flatiron Clo Ltd. 2017-1A AR†	1.084% (3 Mo. LIBOR + .96%)	#	11/18/2030	4,000	3,995,635
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.19% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	500	500,987
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	1,889	1,891,954
Venture CLO Ltd. 2018-33A A1LR†	1.186% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	3,500	3,499,777
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	827	829,927
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	1,220	1,223,217
Voya CLO Ltd. 2018-4A A1AR†	1.166% (3 Mo. LIBOR + 1.04%)	#	1/15/2032	8,000	8,000,233
WhiteHorse VIII Ltd. 2014-1A BR†	1.576% (3 Mo. LIBOR + 1.45%)	#	5/1/2026	272	272,336
Wind River CLO Ltd. 2013-1A A1RR†	1.114% (3 Mo. LIBOR + .98%)	#	7/20/2030	10,000	9,994,675
York CLO Ltd. 2015-1A AR†	1.288% (3 Mo. LIBOR + 1.15%)	#	1/22/2031	1,320	1,321,208
Total					253,595,836

Student Loans 0.47%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	944	951,082
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	4,886	4,904,012
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	5,469	5,492,366
SMB Private Education Loan Trust 2021-A A1†	0.596% (1 Mo. LIBOR + .50%)	#	1/15/2053	257	257,183
Towd Point Asset Trust 2018-SL1 A†	0.684% (1 Mo. LIBOR + .60%)	#	1/25/2046	919	914,663
Total					12,519,306
Total Asset-Backed Securities (cost $493,592,608)					494,693,429

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

	Interest	Maturity	Shares			Fair
Investments	Rate	Date	(000)			Value
COMMON STOCKS 0.09%

Miscellaneous 0.00%
UTEX Industries, Inc.				$–	(d)	$4,884

Oil 0.09%
Dommo Energia SA*(e)			BRL	8		1,313
Oasis Petroleum, Inc.				28		2,421,316
Total						2,422,629
Total Common Stocks (cost $2,534,164)						2,427,513

			Principal
			Amount
			(000)

CONVERTIBLE BONDS 0.03%

Internet
Weibo Corp. (China)(f) (cost $784,992)	1.25%	11/15/2022		$798		775,725

CORPORATE BONDS 39.86%

Advertising 0.03%
Clear Channel International BV (United Kingdom)†(f)	6.625%	8/1/2025		657		684,101

Aerospace/Defense 1.10%
Boeing Co. (The)	2.196%	2/4/2026		1,200		1,204,927
Boeing Co. (The)	4.508%	5/1/2023		8,467		8,973,732
Boeing Co. (The)	4.875%	5/1/2025		8,640		9,662,296
Howmet Aerospace, Inc.	5.125%	10/1/2024		728		801,004
Howmet Aerospace, Inc.	6.875%	5/1/2025		2,965		3,507,980
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		615		640,369
TransDigm, Inc.†	8.00%	12/15/2025		4,035		4,322,494
Total						29,112,802

Agriculture 0.54%
BAT Capital Corp.	3.222%	8/15/2024		5,957		6,322,973
BAT International Finance plc (United Kingdom)(f)	1.668%	3/25/2026		1,000		1,006,274
Imperial Brands Finance plc (United Kingdom)†(f)	3.125%	7/26/2024		1,871		1,973,476
Reynolds American, Inc.	4.45%	6/12/2025		1,850		2,050,861
Viterra Finance BV (Netherlands)†(f)	2.00%	4/21/2026		2,809		2,839,545
Total						14,193,129

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Airlines 0.18%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%		9/15/2024	$230	$233,040
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%		6/15/2025	119	120,846
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024	815	811,010
American Airlines Group, Inc.†	3.75%		3/1/2025	738	661,433
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%		7/15/2023	356	355,941
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	653	740,216
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		10/11/2023	126	127,957
United Airlines, Inc.†	4.375%		4/15/2026	1,136	1,180,736
US Airways 2013-1 Class B Pass-Through Trust	5.375%		5/15/2023	517	517,901
Total					4,749,080

Apparel 0.49%
PVH Corp.	4.625%		7/10/2025	5,561	6,186,133
Tapestry, Inc.	4.25%		4/1/2025	4,500	4,881,766
William Carter Co. (The)†	5.50%		5/15/2025	1,826	1,920,852
Total					12,988,751

Auto Manufacturers 3.15%
Daimler Finance North America LLC†	0.791% (3 Mo. LIBOR + .67%)	#	11/5/2021	1,000	1,001,217
Daimler Finance North America LLC†	3.65%		2/22/2024	2,775	2,973,281
Ford Motor Credit Co. LLC	1.198% (3 Mo. LIBOR + 1.08%)	#	8/3/2022	200	199,452
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300	304,200
Ford Motor Credit Co. LLC	3.087%		1/9/2023	468	477,360
Ford Motor Credit Co. LLC	3.219%		1/9/2022	475	478,563
Ford Motor Credit Co. LLC	3.813%		10/12/2021	4,227	4,234,270
Ford Motor Credit Co. LLC	5.584%		3/18/2024	12,461	13,504,609
Ford Motor Credit Co., LLC	0.999% (3 Mo. LIBOR + .88%)	#	10/12/2021	776	776,028
General Motors Co.	5.40%		10/2/2023	8,747	9,565,421
General Motors Co.	6.125%		10/1/2025	1,167	1,377,112
General Motors Financial Co., Inc.	2.75%		6/20/2025	1,378	1,447,863

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	3.15%		6/30/2022	$166	$169,371
General Motors Financial Co., Inc.	3.70%		5/9/2023	557	582,373
General Motors Financial Co., Inc.	3.95%		4/13/2024	2,837	3,043,264
General Motors Financial Co., Inc.	4.25%		5/15/2023	280	296,920
General Motors Financial Co., Inc.	5.10%		1/17/2024	5,306	5,809,873
General Motors Financial Co., Inc.	5.20%		3/20/2023	346	369,602
General Motors Financial Co., Inc.	5.25%		3/1/2026	1,639	1,887,906
Hyundai Capital America†	0.80%		1/8/2024	994	990,731
Hyundai Capital America†	0.875%		6/14/2024	3,034	3,023,788
Hyundai Capital America†	1.25%		9/18/2023	1,272	1,284,200
Hyundai Capital America†	1.30%		1/8/2026	503	497,891
Hyundai Capital America†	1.50%		6/15/2026	1,692	1,683,983
Hyundai Capital America†	2.85%		11/1/2022	3,637	3,732,552
Hyundai Capital America†	3.00%		6/20/2022	213	217,234
Hyundai Capital America	3.40%		6/20/2024	6,181	6,568,988
Hyundai Capital America†	5.875%		4/7/2025	960	1,106,771
Kia Corp. (South Korea)†(f)	1.75%		10/16/2026	2,024	2,046,700
Kia Corp. (South Korea)†(f)	3.00%		4/25/2023	5,000	5,192,192
Stellantis N.V. (Netherlands)(f)	5.25%		4/15/2023	5,890	6,299,885
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	861	875,948
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	745	776,137
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	212	228,400
Total					83,024,085

Auto Parts & Equipment 0.35%
American Axle & Manufacturing, Inc.	6.25%		4/1/2025	2,987	3,090,201
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(f)	4.75%		9/15/2026	2,273	2,334,470
ZF North America Capital, Inc.†	4.50%		4/29/2022	300	305,625
ZF North America Capital, Inc.†	4.75%		4/29/2025	3,325	3,620,094
Total					9,350,390

Banks 8.44%
ABN AMRO Bank NV (Netherlands)†(f)	4.75%		7/28/2025	3,635	4,071,360
ABN AMRO Bank NV (Netherlands)†(f)	4.80%		4/18/2026	400	454,199
ABN AMRO Bank NV (Netherlands)(f)	6.25%		4/27/2022	2,533	2,625,665
AIB Group plc (Ireland)†(f)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	6,313	6,784,594
AIB Group plc (Ireland)†(f)	4.75%		10/12/2023	4,165	4,499,868

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks (continued)
Akbank T.A.S. (Turkey)†(f)	5.00%		10/24/2022	$600	$618,315
ASB Bank Ltd. (New Zealand)†(f)	3.75%		6/14/2023	1,018	1,078,750
Australia & New Zealand Banking Group Ltd. (Australia)†(f)	4.40%		5/19/2026	2,317	2,620,721
Australia & New Zealand Banking Group Ltd. (Australia)†(f)	4.50%		3/19/2024	2,516	2,743,209
Bancolombia SA (Colombia)(f)	3.00%		1/29/2025	407	414,589
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	2,758	2,756,574
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	4,724	4,705,563
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	605	607,167
Bank of America Corp.	3.366% (3 Mo. LIBOR + 0.81%)	#	1/23/2026	686	737,238
Bank of America Corp.	3.95%		4/21/2025	1,157	1,267,712
Bank of Ireland Group plc (Ireland)†(f)	4.50%		11/25/2023	5,242	5,654,304
BankUnited, Inc.	4.875%		11/17/2025	1,804	2,055,002
Barclays plc (United Kingdom)(f)	4.61% (3 Mo. LIBOR + 1.40%)	#	2/15/2023	4,976	5,071,004
Barclays plc (United Kingdom)(f)	5.20%		5/12/2026	3,375	3,886,059
BNP Paribas SA (France)†(f)	1.323% (SOFR + 1.00%)	#	1/13/2027	246	244,083
CIT Group, Inc.	3.929% (SOFR + 3.83%)	#	6/19/2024	266	279,300
CIT Group, Inc.	4.75%		2/16/2024	408	440,640
CIT Group, Inc.	5.00%		8/15/2022	1,054	1,097,161
CIT Group, Inc.	5.00%		8/1/2023	3,159	3,407,771
Citigroup, Inc.	1.678% (SOFR + 1.67%)	#	5/15/2024	668	681,713
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	8,551	9,147,789
Citigroup, Inc.	3.875%		3/26/2025	2,023	2,220,550
Citigroup, Inc.	4.40%		6/10/2025	1,854	2,063,430
Commonwealth Bank of Australia (Australia)(f)	3.375% (3 Mo. LIBOR + 2.09%)	#	10/20/2026	1,070	1,073,692
Credit Suisse AG/New York NY	3.625%		9/9/2024	4,111	4,456,490
Credit Suisse Group AG (Switzerland)†(f)	1.305% (SOFR + .98%)	#	2/2/2027	436	429,385

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks (continued)
Credit Suisse Group AG (Switzerland)†(f)	2.193% (SOFR + 2.04%)	#	6/5/2026	$529	$542,931
Credit Suisse Group AG (Switzerland)†(f)	2.593% (SOFR + 1.56%)	#	9/11/2025	2,557	2,662,021
Credit Suisse Group AG (Switzerland)†(f)	2.997% (3 Mo. LIBOR + 1.20%)	#	12/14/2023	5,000	5,147,504
Credit Suisse Group AG (Switzerland)†(f)	3.574%		1/9/2023	1,201	1,214,151
Credit Suisse Group AG (Switzerland)(f)	3.75%		3/26/2025	1,536	1,666,688
Danske Bank A/S (Denmark)†(f)	1.171% (1 Yr Treasury CMT + 1.03%)	#	12/8/2023	5,059	5,086,293
Danske Bank A/S (Denmark)†(f)	1.226%		6/22/2024	3,037	3,069,617
Danske Bank A/S (Denmark)†(f)	1.621% (1 Yr Treasury CMT + 1.35%)	#	9/11/2026	608	612,474
Danske Bank A/S (Denmark)†(f)	3.001% (3 Mo. LIBOR + 1.25%)	#	9/20/2022	718	718,868
Danske Bank A/S (Denmark)†(f)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	2,858	3,039,691
Danske Bank A/S (Denmark)†(f)	5.00%		1/12/2022	909	923,440
Danske Bank A/S (Denmark)†(f)	5.00% (1 Yr Treasury CMT + 1.73%)	#	1/12/2023	200	203,114
Danske Bank A/S (Denmark)†(f)	5.375%		1/12/2024	6,719	7,410,504
Emirates NBD Bank PJSC (United Arab Emirates)(f)	3.25%		11/14/2022	1,725	1,778,261
FNB Corp.	2.20%		2/24/2023	510	518,076
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + ..51%)	#	9/10/2024	2,758	2,757,422
Goldman Sachs Group, Inc. (The)	0.909% (3 Mo. LIBOR + .78%)	#	10/31/2022	691	691,758
Goldman Sachs Group, Inc. (The)	1.125% (3 Mo. LIBOR + 1.00%)	#	7/24/2023	424	427,072
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	320	342,699
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	453	490,695
HSBC Holdings plc (United Kingdom)(f)	0.732% (SOFR + .53%)	#	8/17/2024	1,219	1,221,663
HSBC Holdings plc (United Kingdom)(f)	0.976% (SOFR + .71%)	#	5/24/2025	679	679,534
Intesa Sanpaolo SpA (Italy)†(f)	3.125%		7/14/2022	888	908,422

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(f)	3.25%		9/23/2024	$3,928	$4,164,998
Intesa Sanpaolo SpA (Italy)†(f)	3.375%		1/12/2023	1,966	2,039,927
Intesa Sanpaolo SpA (Italy)†(f)	5.017%		6/26/2024	8,728	9,478,310
Intesa Sanpaolo SpA (Italy)†(f)	5.71%		1/15/2026	2,302	2,590,418
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	3,156	3,150,777
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	2,899	2,904,808
JPMorgan Chase & Co.	3.875%		9/10/2024	1,015	1,105,331
Lloyds Banking Group plc (United Kingdom)(f)	1.326% (1 Yr Treasury CMT + 1.10%)	#	6/15/2023	200	201,446
Lloyds Banking Group plc (United Kingdom)(f)	4.582%		12/10/2025	400	450,837
Macquarie Group Ltd. (Australia)†(f)	1.141% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	4,881	4,927,394
Macquarie Group Ltd. (Australia)†(f)	1.34% (SOFR + 1.07%)	#	1/12/2027	403	401,886
Macquarie Group Ltd. (Australia)†(f)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	871	899,569
Mitsubishi UFJ Financial Group, Inc. (Japan)(f)	0.953% (1 Yr Treasury CMT + ..55%)	#	7/19/2025	2,237	2,245,847
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	2,968	2,962,335
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	3,835	3,843,221
Morgan Stanley	4.10%		5/22/2023	769	815,387
Morgan Stanley	5.00%		11/24/2025	500	575,723
Natwest Group Plc (United Kingdom)(f)	3.498% (3 Mo. LIBOR + 1.48%)	#	5/15/2023	622	635,268
Natwest Group Plc (United Kingdom)(f)	3.875%		9/12/2023	1,000	1,064,763
Natwest Group plc (United Kingdom)(f)	5.125%		5/28/2024	2,528	2,800,566
NatWest Markets plc (United Kingdom)†(f)	0.80%		8/12/2024	613	612,881
Nordea Bank Abp (Finland)†(f)	4.25%		9/21/2022	505	525,426
Popular, Inc.	6.125%		9/14/2023	504	543,690
Santander Holdings USA, Inc.	3.40%		1/18/2023	1,229	1,274,425
Santander Holdings USA, Inc.	3.45%		6/2/2025	1,154	1,239,449

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks (continued)
Santander UK Group Holdings plc (United Kingdom)(f)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	$2,115	$2,191,266
Santander UK Group Holdings plc (United Kingdom)†(f)	4.75%		9/15/2025	200	224,869
Standard Chartered plc (United Kingdom)†(f)	0.991% (1 Yr Treasury CMT + ..78%)	#	1/12/2025	2,093	2,091,217
Standard Chartered plc (United Kingdom)†(f)	1.214% (1 Yr Treasury CMT + ..88%)	#	3/23/2025	200	201,012
Standard Chartered plc (United Kingdom)†(f)	1.319% (1 Yr Treasury CMT + 1.17%)	#	10/14/2023	284	286,217
Standard Chartered plc (United Kingdom)†(f)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	2,530	2,644,598
Standard Chartered plc (United Kingdom)†(f)	3.20%		4/17/2025	3,246	3,462,995
Standard Chartered plc (United Kingdom)†(f)	3.785% (3 Mo. LIBOR + 1.56%)	#	5/21/2025	1,940	2,077,628
Standard Chartered plc (United Kingdom)†(f)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	2,377	2,489,695
Standard Chartered plc (United Kingdom)†(f)	4.247% (3 Mo. LIBOR + 1.15%)	#	1/20/2023	3,568	3,619,909
Standard Chartered plc (United Kingdom)†(f)	5.20%		1/26/2024	3,559	3,886,856
Swedbank AB (Sweden)†(f)	1.30%		6/2/2023	793	805,736
Swedbank AB (Sweden)†(f)	2.80%		3/14/2022	837	848,628
Synovus Bank/Columbus G	2.289% (SOFR + ..95%)	#	2/10/2023	250	251,501
Synovus Financial Corp.	3.125%		11/1/2022	2,497	2,558,193
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.625%		5/30/2022	1,267	1,298,738
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.75%		1/30/2023	364	377,741
UBS AG	7.625%		8/17/2022	4,406	4,690,060
UBS AG (Switzerland)(f)	5.125%		5/15/2024	10,374	11,410,072
UBS Group AG (Switzerland)†(f)	1.008% (1 Yr Treasury CMT + ..83%)	#	7/30/2024	521	524,580
UBS Group AG (Switzerland)†(f)	1.351% (3 Mo. LIBOR + 1.22%)	#	5/23/2023	1,085	1,093,889
UniCredit SpA (Italy)†(f)	7.83%		12/4/2023	3,270	3,768,636
Total					222,565,513

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages 0.06%
Central American Bottling Corp. (Guatemala)†(f)	5.75%	1/31/2027	$1,500	$1,573,125

Biotechnology 0.03%
Royalty Pharma plc	1.20%	9/2/2025	868	866,167

Building Materials 0.02%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	55	58,987
PGT Innovations, Inc.†	6.75%	8/1/2026	144	151,265
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	214	217,273
Total				427,525

Chemicals 0.15%
Braskem Finance Ltd.	6.45%	2/3/2024	200	224,002
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	547	545,631
Orbia Advance Corp. SAB de CV (Mexico)†(f)	1.875%	5/11/2026	710	716,404
Tronox, Inc.†	6.50%	5/1/2025	2,263	2,390,294
Total				3,876,331

Commercial Services 0.76%
Adani Ports & Special Economic Zone Ltd. (India)†(f)	3.375%	7/24/2024	1,400	1,464,190
Ashtead Capital, Inc.†	4.00%	5/1/2028	1,750	1,859,225
Ashtead Capital, Inc.†	4.375%	8/15/2027	408	429,296
IHS Markit Ltd. (United Kingdom)(f)	4.125%	8/1/2023	1,523	1,615,812
IHS Markit Ltd. (United Kingdom)†(f)	4.75%	2/15/2025	1,304	1,449,526
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(f)	5.00%	2/1/2025	500	513,147
Sabre GLBL, Inc.†	7.375%	9/1/2025	2,870	3,038,612
Square, Inc.†	2.75%	6/1/2026	436	449,176
Triton Container International Ltd.†	0.80%	8/1/2023	988	987,836
Triton Container International Ltd.†	1.15%	6/7/2024	518	518,544
United Rentals North America, Inc.	3.875%	11/15/2027	5,602	5,893,304
United Rentals North America, Inc.	5.875%	9/15/2026	1,785	1,841,495
Total				20,060,163

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Computers 0.70%
Banff Merger Sub, Inc.†	9.75%	9/1/2026	$1,439	$1,510,950
Dell International LLC/EMC Corp.	4.00%	7/15/2024	1,725	1,873,121
Dell International LLC/EMC Corp.	5.45%	6/15/2023	10,131	10,922,278
Dell International LLC/EMC Corp.	5.85%	7/15/2025	1,634	1,910,174
Dell International LLC/EMC Corp.	6.02%	6/15/2026	1,850	2,210,767
Total				18,427,290

Diversified Financial Services 3.22%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)(f)	3.15%	2/15/2024	1,224	1,280,682
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	2.875%	8/14/2024	435	453,818
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.50%	9/15/2023	1,392	1,485,758
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.875%	1/16/2024	1,664	1,806,902
Air Lease Corp.	1.875%	8/15/2026	236	236,879
Air Lease Corp.	3.00%	9/15/2023	2,000	2,085,502
Air Lease Corp.	4.25%	2/1/2024	527	568,059
Aircastle Ltd.	4.40%	9/25/2023	2,715	2,897,430
Aircastle Ltd.	5.00%	4/1/2023	1,840	1,961,294
Aircastle Ltd.†	5.25%	8/11/2025	2,959	3,318,452
Alliance Data Systems Corp.†	4.75%	12/15/2024	1,913	1,965,608
Alliance Data Systems Corp.†	7.00%	1/15/2026	3,486	3,746,892
Ally Financial, Inc.	1.45%	10/2/2023	4,223	4,288,534
Ally Financial, Inc.	3.875%	5/21/2024	1,186	1,279,346
Ally Financial, Inc.	4.625%	3/30/2025	402	448,966
Ally Financial, Inc.	5.125%	9/30/2024	1,504	1,688,472
Ally Financial, Inc.	5.75%	11/20/2025	5,200	5,960,932
Aviation Capital Group LLC†	1.95%	1/30/2026	346	348,052
Aviation Capital Group LLC†	2.875%	1/20/2022	899	905,215
Aviation Capital Group LLC†	3.875%	5/1/2023	1,956	2,046,710
Aviation Capital Group LLC†	5.50%	12/15/2024	2,287	2,578,372
Avolon Holdings Funding Ltd. (Ireland)†(f)	3.625%	5/1/2022	170	173,016
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.25%	4/15/2026	247	267,969
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.375%	5/1/2026	1,000	1,087,229
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%	10/1/2023	6,298	6,792,193
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%	5/15/2024	1,754	1,924,465
Citigroup Global Markets Holdings Inc.	0.75%	6/7/2024	2,146	2,138,965

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	$829	$798,364
Jefferies Financial Group, Inc.	5.50%		10/18/2023	1,837	1,963,820
Jefferies Group LLC	5.125%		1/20/2023	288	305,722
Muthoot Finance Ltd. (India)†(f)	4.40%		9/2/2023	416	427,440
Muthoot Finance Ltd. (India)†(f)	6.125%		10/31/2022	500	518,750
Navient Corp.	5.50%		1/25/2023	249	261,450
Navient Corp.	5.875%		10/25/2024	4,530	4,942,004
Navient Corp.	6.125%		3/25/2024	670	726,950
Navient Corp.	6.50%		6/15/2022	1,600	1,662,000
Navient Corp.	7.25%		9/25/2023	1,222	1,344,050
OneMain Finance Corp.	5.625%		3/15/2023	211	223,150
OneMain Finance Corp.	6.125%		5/15/2022	177	182,753
OneMain Finance Corp.	6.125%		3/15/2024	2,346	2,524,883
OneMain Finance Corp.	8.25%		10/1/2023	1,927	2,168,039
OneMain Finance Corp.	8.875%		6/1/2025	660	724,647
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%		3/15/2023	2,776	2,914,159
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%		2/15/2024	8,742	9,597,093
Total					85,020,986

Electric 3.12%
AES Corp. (The)†	3.30%		7/15/2025	1,134	1,213,062
Alexander Funding Trust†	1.841%		11/15/2023	2,465	2,513,560
American Transmission Systems, Inc.†	5.25%		1/15/2022	6,500	6,608,275
Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%		5/1/2023	2,235	2,327,579
Calpine Corp.†	5.25%		6/1/2026	2,720	2,808,400
Cemig Geracao e Transmissao SA (Brazil)†(f)	9.25%		12/5/2024	250	286,937
CenterPoint Energy, Inc.	0.70% (SOFR + .65%)	#	5/13/2024	1,000	1,001,565
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,500	2,731,545
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	2,650	3,005,786
Comision Federal de Electricidad (Mexico)†(f)	4.875%		1/15/2024	3,002	3,254,498
Edison International	3.125%		11/15/2022	3,845	3,954,556
Emera US Finance LP†	0.833%		6/15/2024	462	459,666
Enel Finance International NV (Netherlands)†(f)	1.375%		7/12/2026	1,511	1,515,922
Enel Finance International NV (Netherlands)†(f)	2.65%		9/10/2024	5,664	5,963,376
FirstEnergy Corp.	3.35%		7/15/2022	1,917	1,938,758
FirstEnergy Transmission LLC†	4.35%		1/15/2025	750	826,241

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric (continued)
IPALCO Enterprises, Inc.	3.70%	9/1/2024	$1,500	$1,608,657
Jersey Central Power & Light Co.†	4.70%	4/1/2024	865	939,450
Monongahela Power Co.†	4.10%	4/15/2024	4,000	4,297,989
Niagara Mohawk Power Corp.†	3.508%	10/1/2024	2,337	2,507,397
NRG Energy, Inc.†	3.75%	6/15/2024	4,197	4,478,244
NRG Energy, Inc.	6.625%	1/15/2027	2,382	2,475,148
OGE Energy Corp.	0.703%	5/26/2023	295	295,191
Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021	2,207	2,219,390
Pacific Gas and Electric Co.	1.367%	3/10/2023	4,016	4,005,533
Pacific Gas and Electric Co.	3.15%	1/1/2026	4,375	4,462,955
Pacific Gas and Electric Co.	3.25%	6/15/2023	1,352	1,395,385
Pacific Gas and Electric Co.	3.40%	8/15/2024	973	1,016,198
Pacific Gas and Electric Co.	3.75%	2/15/2024	1,742	1,814,141
Puget Energy, Inc.	3.65%	5/15/2025	3,000	3,231,567
Puget Energy, Inc.	5.625%	7/15/2022	703	726,423
San Diego Gas & Electric Co.	1.914%	2/1/2022	39	38,960
Sempra Energy	4.05%	12/1/2023	465	497,424
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022	1,861	1,936,696
Vistra Operations Co. LLC†	3.55%	7/15/2024	3,863	4,087,622
Total				82,444,096

Electronics 0.14%
Flex Ltd.	3.75%	2/1/2026	2,409	2,631,138
SYNNEX Corp.†	1.25%	8/9/2024	1,092	1,093,106
Total				3,724,244

Energy-Alternate Sources 0.07%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	472	491,564
Greenko Dutch BV (Netherlands)†(f)	3.85%	3/29/2026	618	632,641
Greenko Mauritius Ltd. (India)†(f)	6.25%	2/21/2023	695	717,588
Total				1,841,793

Engineering & Construction 0.02%
Fluor Corp.	3.50%	12/15/2024	441	464,036

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.53%
Caesars Entertainment, Inc.†	6.25%		7/1/2025	$838	$886,772
Caesars Entertainment, Inc.†	8.125%		7/1/2027	4,366	4,831,198
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%		7/1/2025	135	142,020
International Game Technology plc†	4.125%		4/15/2026	1,729	1,797,814
International Game Technology plc†	6.50%		2/15/2025	404	450,965
Live Nation Entertainment, Inc.†	4.875%		11/1/2024	2,144	2,176,160
Scientific Games International, Inc.†	8.625%		7/1/2025	2,552	2,758,297
Vail Resorts, Inc.†	6.25%		5/15/2025	775	826,762
Total					13,869,988

Food 0.13%
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%		3/15/2025	97	99,183
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025	907	948,767
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(f)	5.625%		8/15/2026	1,971	2,032,042
Fresh Market, Inc. (The)†	9.75%		5/1/2023	2	2,057
Kraft Heinz Foods Co.	3.00%		6/1/2026	117	124,122
US Foods, Inc.†	6.25%		4/15/2025	212	223,660
Total					3,429,831

Forest Products & Paper 0.08%
Suzano Austria GmbH (Brazil)†(f)	5.75%		7/14/2026	984	1,154,842
West Fraser Timber Co., Ltd. (Canada)†(f)	4.35%		10/15/2024	871	930,349
Total					2,085,191

Gas 0.77%
Atmos Energy Corp.	0.503% (3 Mo. LIBOR + .38%)	#	3/9/2023	3,053	3,051,575
Atmos Energy Corp.	0.625%		3/9/2023	519	519,055
National Fuel Gas Co.	3.75%		3/1/2023	515	533,877
National Fuel Gas Co.	5.50%		1/15/2026	1,183	1,367,261
ONE Gas, Inc.	0.735% (3 Mo. LIBOR + .61%)	#	3/11/2023	3,551	3,551,489
ONE Gas, Inc.	0.85%		3/11/2023	4,884	4,884,457
ONE Gas, Inc.	1.10%		3/11/2024	6,389	6,389,905
Total					20,297,619

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care-Services 1.03%
Centene Corp.	4.25%	12/15/2027	$2,852	$3,015,990
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,118,310
Fresenius Medical Care US Finance III, Inc.†	1.875%	12/1/2026	1,477	1,491,730
HCA, Inc.	5.00%	3/15/2024	2,724	2,997,067
HCA, Inc.	5.25%	4/15/2025	3,416	3,900,789
HCA, Inc.	5.25%	6/15/2026	2,453	2,836,072
HCA, Inc.	8.36%	4/15/2024	275	323,601
Humana, Inc.	0.65%	8/3/2023	1,608	1,609,305
Molina Healthcare, Inc.	5.375%	11/15/2022	3,792	3,936,096
Select Medical Corp.†	6.25%	8/15/2026	2,158	2,284,782
Universal Health Services, Inc.†	1.65%	9/1/2026	1,638	1,639,973
Total				27,153,715

Holding Companies-Diversified 0.01%
KOC Holding AS (Turkey)†(f)	5.25%	3/15/2023	212	219,611

Home Builders 0.61%
Century Communities, Inc.	5.875%	7/15/2025	1,954	2,011,408
D.R. Horton, Inc.	4.375%	9/15/2022	330	339,977
D.R. Horton, Inc.	4.75%	2/15/2023	152	159,521
D.R. Horton, Inc.	5.75%	8/15/2023	1,592	1,732,434
Lennar Corp.	4.50%	4/30/2024	1,610	1,751,326
Lennar Corp.	4.75%	11/15/2022	813	844,504
Lennar Corp.	4.75%	5/30/2025	2,574	2,879,971
Lennar Corp.	4.875%	12/15/2023	69	74,650
Lennar Corp.	5.875%	11/15/2024	4,800	5,418,000
Toll Brothers Finance Corp.	4.375%	4/15/2023	316	329,825
Toll Brothers Finance Corp.	4.875%	11/15/2025	390	439,725
Total				15,981,341

Housewares 0.04%
Newell Brands, Inc.	4.35%	4/1/2023	926	977,921

Insurance 0.31%
Assurant, Inc.	4.20%	9/27/2023	988	1,056,663
CNO Financial Group, Inc.	5.25%	5/30/2025	2,103	2,380,985
F&G Global Funding†	1.75%	6/30/2026	1,080	1,098,521
Kemper Corp.	4.35%	2/15/2025	2,101	2,295,136

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Peachtree Corners Funding Trust†	3.976%	2/15/2025	$442	$484,293
USI, Inc.†	6.875%	5/1/2025	804	821,326
Total				8,136,924

Internet 0.76%
Baidu, Inc. (China)(f)	3.075%	4/7/2025	200	211,975
Baidu, Inc. (China)(f)	3.875%	9/29/2023	2,248	2,384,573
Baidu, Inc. (China)(f)	4.375%	5/14/2024	3,200	3,484,404
Expedia Group, Inc.†	6.25%	5/1/2025	4,161	4,804,260
Meituan (China)†(f)	2.125%	10/28/2025	900	879,351
Netflix, Inc.†	3.625%	6/15/2025	1,025	1,100,594
Netflix, Inc.	4.375%	11/15/2026	267	302,419
Uber Technologies, Inc.†	7.50%	5/15/2025	562	599,935
Uber Technologies, Inc.†	8.00%	11/1/2026	739	787,959
VeriSign, Inc.	4.75%	7/15/2027	3,517	3,719,157
VeriSign, Inc.	5.25%	4/1/2025	646	730,861
Weibo Corp. (China)(f)	3.50%	7/5/2024	1,000	1,047,170
Total				20,052,658

Iron-Steel 0.18%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(f)	8.75%	7/15/2026	2,491	2,649,938
CSN Resources SA (Brazil)†(f)	7.625%	4/17/2026	1,550	1,654,237
POSCO (South Korea)†(f)	2.375%	11/12/2022	450	458,989
Total				4,763,164

Leisure Time 0.42%
Carnival Corp.†	11.50%	4/1/2023	5,860	6,590,625
NCL Corp. Ltd.†	5.875%	3/15/2026	2,333	2,341,749
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	1,851	2,133,277
Total				11,065,651

Lodging 0.30%
Las Vegas Sands Corp.	3.20%	8/8/2024	695	722,378
Marriott International, Inc.	5.75%	5/1/2025	924	1,062,014
MGM Resorts International	5.75%	6/15/2025	2,573	2,820,651
MGM Resorts International	6.00%	3/15/2023	74	78,440
MGM Resorts International	6.75%	5/1/2025	550	583,688
Travel + Leisure Co.	6.60%	10/1/2025	550	618,062

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	$965	$991,335
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	1,019	1,081,689
Total				7,958,257

Machinery-Diversified 0.29%
CNH Industrial NV (United Kingdom)(f)	4.50%	8/15/2023	1,303	1,397,485
Flowserve Corp.	4.00%	11/15/2023	632	668,203
Nvent Finance S.a.r.l. (Luxembourg)(f)	3.95%	4/15/2023	1,308	1,365,983
Wabtec Corp.	4.375%	8/15/2023	1,937	2,044,475
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025	113	120,573
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	1,819	1,961,753
Total				7,558,472

Media 0.29%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	482	504,507
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	47	48,474
DISH DBS Corp.	5.875%	7/15/2022	3,001	3,107,325
iHeartCommunications, Inc.	6.375%	5/1/2026	440	465,287
Nexstar Media, Inc.†	5.625%	7/15/2027	754	801,962
Sirius XM Radio, Inc.†	5.375%	7/15/2026	1,069	1,097,735
Univision Communications, Inc.†	5.125%	2/15/2025	1,705	1,738,128
Total				7,763,418

Mining 1.02%
Alcoa Nederland Holding BV (Netherlands)†(f)	5.50%	12/15/2027	2,757	2,970,667
Alcoa Nederland Holding BV (Netherlands)†(f)	7.00%	9/30/2026	1,407	1,471,806
Anglo American Capital plc (United Kingdom)†(f)	4.875%	5/14/2025	766	864,959
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	5.125%	5/15/2024	724	779,639
Freeport-McMoRan, Inc.	3.875%	3/15/2023	117	121,095
Freeport-McMoRan, Inc.	4.55%	11/14/2024	858	929,858
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022	450	469,159
Glencore Finance Canada Ltd. (Canada)†(f)	4.95%	11/15/2021	2,625	2,651,303
Glencore Funding LLC†	1.625%	4/27/2026	670	672,667
Glencore Funding LLC†	4.00%	4/16/2025	1,567	1,715,121
Glencore Funding LLC†	4.125%	5/30/2023	4,134	4,375,963
Glencore Funding LLC†	4.125%	3/12/2024	1,800	1,936,294
Glencore Funding LLC†	4.625%	4/29/2024	5,553	6,083,597

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mining (continued)
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024	$1,044	$1,161,633
Novelis Corp.†	3.25%	11/15/2026	780	800,662
Total				27,004,423

Oil & Gas 5.31%
Cenovus Energy, Inc. (Canada)(f)	3.00%	8/15/2022	7,220	7,353,901
Cenovus Energy, Inc. (Canada)(f)	3.80%	9/15/2023	5,000	5,262,876
Cenovus Energy, Inc. (Canada)(f)	3.95%	4/15/2022	1,842	1,865,530
Cenovus Energy, Inc. (Canada)(f)	4.00%	4/15/2024	1,002	1,071,884
Cenovus Energy, Inc. (Canada)(f)	5.375%	7/15/2025	3,969	4,507,329
Cimarex Energy Co.	4.375%	6/1/2024	1,878	2,030,789
Comstock Resources, Inc.†	7.50%	5/15/2025	1,074	1,112,959
Continental Resources, Inc.	3.80%	6/1/2024	2,081	2,224,069
Continental Resources, Inc.	4.50%	4/15/2023	872	910,150
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	4,724	4,871,294
Devon Energy Corp.†	5.25%	9/15/2024	2,711	3,009,940
Devon Energy Corp.†	5.25%	10/15/2027	4,335	4,613,233
Devon Energy Corp.†	5.875%	6/15/2028	2,055	2,263,304
Devon Energy Corp.†	8.25%	8/1/2023	5,388	6,079,476
Diamondback Energy, Inc.	0.90%	3/24/2023	3,488	3,488,055
Diamondback Energy, Inc.	2.875%	12/1/2024	4,016	4,222,756
Diamondback Energy, Inc.	4.75%	5/31/2025	321	359,540
Eni SpA (Italy)†(f)	4.00%	9/12/2023	660	702,505
EQT Corp.†	3.125%	5/15/2026	486	499,973
EQT Corp.	6.625%	2/1/2025	990	1,135,995
Harvest Operations Corp. (Canada)†(f)	1.00%	4/26/2024	570	570,467
Harvest Operations Corp. (Canada)(f)	1.00%	4/26/2024	1,675	1,676,371
Helmerich & Payne, Inc.	4.65%	3/15/2025	887	987,824
Hess Corp.	3.50%	7/15/2024	1,046	1,106,777
Laredo Petroleum, Inc.	9.50%	1/15/2025	2,730	2,817,851
Lundin Energy Finance BV (Netherlands)†(f)	2.00%	7/15/2026	3,631	3,661,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	1,750	1,804,723
Marathon Oil Corp.	3.85%	6/1/2025	2,000	2,196,274
Matador Resources Co.	5.875%	9/15/2026	2,521	2,539,025
MEG Energy Corp. (Canada)†(f)	6.50%	1/15/2025	4,777	4,938,224
Murphy Oil Corp.	6.875%	8/15/2024	567	579,049
Newfield Exploration Co.	5.625%	7/1/2024	554	617,701

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	1.575% (3 Mo. LIBOR + 1.45%)	#	8/15/2022	$1,175	$1,170,561
Occidental Petroleum Corp.	2.90%		8/15/2024	1,878	1,927,298
Occidental Petroleum Corp.	6.95%		7/1/2024	3,243	3,657,115
OGX Austria GmbH (Brazil)†(f)(g)	8.50%		6/1/2018	225	5
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	1,580	1,661,457
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	3,081	3,321,796
PDC Energy, Inc.	5.75%		5/15/2026	3,443	3,579,343
PDC Energy, Inc.	6.125%		9/15/2024	482	490,435
Petroleos Mexicanos (Mexico)(f)	3.775% (3 Mo. LIBOR + 3.65%)	#	3/11/2022	976	985,301
Petroleos Mexicanos (Mexico)(f)	4.25%		1/15/2025	1,650	1,679,700
Petroleos Mexicanos (Mexico)(f)	5.375%		3/13/2022	252	256,909
Petroleos Mexicanos (Mexico)†(f)	6.875%		10/16/2025	974	1,065,848
Petroleos Mexicanos (Mexico)(f)	6.875%		8/4/2026	1,301	1,422,565
PT Pertamina Persero (Indonesia)†(f)	4.875%		5/3/2022	1,375	1,416,202
Range Resources Corp.	9.25%		2/1/2026	3,524	3,858,146
Reliance Industries Ltd. (India)†(f)	5.40%		2/14/2022	1,350	1,377,784
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	1.625%		11/24/2025	400	404,520
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	2.875%		4/16/2024	425	445,633
SM Energy Co.†	10.00%		1/15/2025	3,100	3,460,375
Suncor Energy Ventures Corp. (Canada)†(f)	4.50%		4/1/2022	12,375	12,554,071
Suncor Energy, Inc. (Canada)(f)	7.875%		6/15/2026	1,213	1,535,184
Suncor Energy, Inc. (Canada)(f)	9.25%		10/15/2021	2,000	2,021,731
Tengizchevroil Finance Co. International Ltd.(Kazakhstan)†(f)	2.625%		8/15/2025	1,200	1,232,821
Valero Energy Corp.	1.20%		3/15/2024	545	549,381
Valero Energy Corp.	2.70%		4/15/2023	4,399	4,544,801
Valero Energy Corp.	2.85%		4/15/2025	2,000	2,111,596
Viper Energy Partners LP†	5.375%		11/1/2027	2,244	2,357,109
Total					140,168,531

Oil & Gas Services 0.08%
Oceaneering International, Inc.	4.65%		11/15/2024	2,076	2,117,582

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 0.55%
Bausch Health Cos., Inc.†	5.50%		11/1/2025	$269	$275,496
Bausch Health Cos., Inc.†	6.125%		4/15/2025	1,109	1,135,339
Bayer US Finance II LLC†	1.129% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	1,325	1,345,380
Bayer US Finance II LLC†	3.375%		7/15/2024	3,000	3,184,019
Bayer US Finance II LLC†	3.875%		12/15/2023	4,207	4,488,738
Bayer US Finance II LLC†	4.25%		12/15/2025	3,750	4,176,909
Total					14,605,881

Pipelines 1.55%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	6,180	7,023,906
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	3,102	3,519,807
Energy Transfer Operating LP	4.25%		3/15/2023	2,187	2,287,012
Energy Transfer Operating LP	5.875%		1/15/2024	1,193	1,315,315
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	440	448,546
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	473	479,888
MPLX LP	1.223% (3 Mo. LIBOR + 1.10%)	#	9/9/2022	1,695	1,694,959
MPLX LP	4.875%		12/1/2024	2,387	2,656,925
NOVA Gas Transmission Ltd. (Canada)(f)	7.875%		4/1/2023	500	555,489
ONEOK, Inc.	7.50%		9/1/2023	672	751,542
Plains All American Pipeline LP/PAA Finance Corp.	3.85%		10/15/2023	2,036	2,146,919
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	3,900	4,348,482
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	5,665	6,044,559
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	3,694	4,120,066
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	750	885,865
Texas Eastern Transmission LP†	2.80%		10/15/2022	223	227,214
Western Midstream Operating LP	2.229% (3 Mo. LIBOR + 2.10%)	#	1/13/2023	493	491,868
Western Midstream Operating LP	3.95%		6/1/2025	1,800	1,887,750
Total					40,886,112

Real Estate 0.01%
Country Garden Holdings Co. Ltd. (China)(f)	7.125%		1/27/2022	365	372,579

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.14%
Brixmor Operating Partnership LP	3.65%	6/15/2024	$424	$454,926
CyrusOne LP/CyrusOne Finance Corp.	2.90%	11/15/2024	2,150	2,256,274
EPR Properties	4.75%	12/15/2026	1,125	1,215,635
EPR Properties	5.25%	7/15/2023	500	527,633
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	1,275	1,431,003
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	2,299	2,345,670
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	1,207	1,273,916
iStar, Inc.	5.50%	2/15/2026	2,891	3,031,936
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	3/15/2022	5,381	5,406,568
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	1,345	1,366,601
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	1,930	2,045,800
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%	6/1/2025	811	868,792
SITE Centers Corp.	3.625%	2/1/2025	60	63,638
SL Green Realty Corp.	4.50%	12/1/2022	1,530	1,589,481
Tanger Properties LP	3.875%	12/1/2023	300	320,406
Vornado Realty LP	2.15%	6/1/2026	278	284,727
Vornado Realty LP	3.50%	1/15/2025	3,565	3,803,769
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%	9/17/2024	1,595	1,703,019
Total				29,989,794

Retail 0.26%
Arcos Dorados Holdings, Inc. (Uruguay)†(f)	5.875%	4/4/2027	300	315,391
Arcos Dorados Holdings, Inc. (Uruguay)†(f)	6.625%	9/27/2023	2,640	2,904,845
Bath & Body Works, Inc.†	9.375%	7/1/2025	769	995,855
Brinker International, Inc.†	5.00%	10/1/2024	775	820,566
IRB Holding Corp.†	6.75%	2/15/2026	466	479,980
Macy’s Retail Holdings LLC	3.625%	6/1/2024	1,215	1,262,130
Total				6,778,767

Savings & Loans 0.01%
People’s United Financial, Inc.	3.65%	12/6/2022	370	382,052

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Semiconductors 1.17%
Broadcom, Inc.	4.25%	4/15/2026	$1,453	$1,625,129
Broadcom, Inc.	4.70%	4/15/2025	520	581,988
Microchip Technology, Inc.†	0.972%	2/15/2024	5,640	5,648,037
Microchip Technology, Inc.	2.67%	9/1/2023	1,525	1,584,190
Microchip Technology, Inc.	4.25%	9/1/2025	579	610,608
Microchip Technology, Inc.	4.333%	6/1/2023	4,111	4,359,490
NXP BV/NXP Funding LLC (Netherlands)†(f)	3.875%	9/1/2022	5,724	5,908,551
SK Hynix, Inc. (South Korea)†(f)	1.00%	1/19/2024	3,090	3,079,050
SK Hynix, Inc. (South Korea)†(f)	1.50%	1/19/2026	716	712,893
Skyworks Solutions, Inc.	0.90%	6/1/2023	2,673	2,680,317
Skyworks Solutions, Inc.	1.80%	6/1/2026	3,887	3,951,515
Total				30,741,768

Shipbuilding 0.06%
Huntington Ingalls Industries, Inc.†	0.67%	8/16/2023	1,644	1,645,180

Software 0.19%
Boxer Parent Co., Inc.†	9.125%	3/1/2026	708	743,570
BY Crown Parent LLC	7.375%	10/15/2024	477	485,796
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.†	5.75%	3/1/2025	694	701,807
VMware, Inc.	1.00%	8/15/2024	1,471	1,477,497
VMware, Inc.	2.95%	8/21/2022	1,652	1,690,164
Total				5,098,834

Telecommunications 0.03%
Altice France SA (France)†(f)	7.375%	5/1/2026	747	776,297

Toys/Games/Hobbies 0.07%
Hasbro, Inc.	3.00%	11/19/2024	188	199,756
Hasbro, Inc.	3.55%	11/19/2026	135	148,132
Mattel, Inc.	3.15%	3/15/2023	1,250	1,277,156
Mattel, Inc.†	3.375%	4/1/2026	341	354,662
Total				1,979,706

Transportation 0.09%
Pelabuhan Indonesia III Persero PT (Indonesia)†(f)	4.50%	5/2/2023	1,220	1,293,249
Rumo Luxembourg S.a.r.l. (Luxembourg)†(f)	5.875%	1/18/2025	275	286,469
XPO Logistics, Inc.†	6.25%	5/1/2025	750	793,125
Total				2,372,843
Total Corporate Bonds (cost $1,042,312,963)				1,051,627,717

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(h) 7.75%

Advertising 0.09%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)		9/27/2024	$2,421	$2,414,542

Aerospace/Defense 0.38%
Boeing Company The Delayed Draw Term Loan	1.369% (3 Mo. LIBOR + 1.25%)		2/7/2022	10,096	10,093,017

Air Transportation 0.06%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028	820	845,755
American Airlines, Inc. 2017 Incremental Term Loan	2.096% (1 Mo. LIBOR + 2.00%)		12/15/2023	282	275,584
American Airlines, Inc. 2018 Term Loan B	1.838% (1 Mo. LIBOR + 1.75%)		6/27/2025	379	356,394
Total					1,477,733

Automotive 0.04%
Ford Motor Company Unsecured Term Loan	1.84% (1 Mo. LIBOR + 1.75%)		12/31/2022	1,194	1,185,198	(i)

Building Materials 0.01%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%)		10/25/2023	370	370,074

Business Services 0.31%
Global Payments Inc. 2019 Term Loan	1.461% (1 Mo. LIBOR + 1.38%)		7/9/2024	2,495	2,494,849	(i)
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.374% (3 Mo. LIBOR + 1.25%)		1/17/2023	496	495,379	(i)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.749% (3 Mo. LIBOR + 1.63%)		1/17/2025	878	877,334	(i)
Parexel International Corporation Term Loan B	2.835% (1 Mo. LIBOR + 2.75%)		9/27/2024	2,671	2,670,501
Syniverse Holdings, Inc. 2018 1st Lien Term Loan	–	(j)	3/9/2023	1,652	1,652,844
Total					8,190,907

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.08%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	1.897% (3 Mo. LIBOR + 1.75%)		6/1/2024	$2,095	$2,085,085

Computer Hardware 0.43%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%)		9/19/2025	11,233	11,242,254

Computer Software 0.07%
Cornerstone OnDemand, Inc. 2021 Term Loan B	–	(j)	4/22/2027	1,868	1,868,974

Containers 0.00%
BWAY Holding Company 2017 Term Loan B	3.342% (1 Mo. LIBOR + 3.25%)		4/3/2024	76	73,994

Drugs 0.19%
Change Healthcare Holdings LLC 2017 Term Loan B	3.50% (1 Mo. LIBOR + 2.50%) (3 Mo. LIBOR + 2.50%)		3/1/2024	3,919	3,914,393
NVA Holdings, Inc. 2019 Term Loan A3	2.375% (1 Mo. LIBOR + 2.25%)		2/20/2023	1,050	1,044,750	(i)
Total					4,959,143

Electronics 0.05%
Tech Data Corporation ABL Term Loan	3.585% (1 Mo. LIBOR + 3.50%)		6/30/2025	1,427	1,428,975

Energy Equipment & Services 0.06%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.835% (1 Mo. LIBOR + 1.75%)		6/30/2024	1,672	1,671,706

Entertainment 0.02%
Scientific Games International, Inc. 2018 Term Loan B5	2.835% (1 Mo. LIBOR + 2.75%)		8/14/2024	399	395,724

Financial Services 0.26%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(f)	1.897% (3 Mo. LIBOR + 1.75%)		10/6/2023	6,978	6,972,857

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food 0.19%
US Foods, Inc. 2016 Term Loan B	1.835% (1 Mo. LIBOR + 1.75%)		6/27/2023	$4,932	$4,882,897

Government 0.16%
Seminole Tribe of Florida 2018 Term Loan B	1.836% (1 Mo. LIBOR + 1.75%)		7/8/2024	4,312	4,310,911

Health Care Products 0.13%
Medline Industries, Inc. Bridge Term Loan(k)	–	(j)	8/4/2022	1,650	1,650,216	(i)
Medline Industries, Inc. Unsecured Bridge Term Loan(k)	–	(j)	8/4/2022	1,779	1,779,436	(i)
Total					3,429,652

Health Care Services 0.57%
DaVita, Inc. 2020 Term Loan B	1.842% (1 Mo. LIBOR + 1.75%)		8/12/2026	5,534	5,508,869
Gentiva Health Services, Inc. 2020 Term Loan	2.875% (1 Mo. LIBOR + 2.75%)		7/2/2025	3,342	3,338,208
PPD, Inc. Initial Term Loan	2.50% (1 Mo. LIBOR + 2.00%)		1/13/2028	6,068	6,059,111
Total					14,906,188

Insurance 0.15%
Asurion LLC 2018 Term Loan B6	3.21% (1 Mo. LIBOR + 3.13%)		11/3/2023	3,932	3,895,216

Leasing 0.16%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.50% (1 Mo. LIBOR + 1.75%)		1/15/2025	4,155	4,138,250

Leisure 0.11%
Carnival Corporation USD Term Loan B (Panama)(f)	3.75% (6 Mo. LIBOR + 3.00%)		6/30/2025	2,779	2,768,436

Lodging 0.50%
Boyd Gaming Corporation Term Loan B3	2.332% (1 Wk. LIBOR + 2.25%)		9/15/2023	3,379	3,376,550
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.835% (1 Mo. LIBOR + 2.75%)		12/23/2024	1,146	1,137,753

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)
CityCenter Holdings, LLC 2017 Term Loan B	–	(j)	4/18/2024	$2,701	$2,697,949
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.834% (1 Mo. LIBOR + 1.75%)		6/22/2026	6,125	6,067,090
Total					13,279,342

Machinery: Industrial/Specialty 0.11%
Welbilt, Inc. 2018 Term Loan B	2.585% (1 Mo. LIBOR + 2.50%)		10/23/2025	2,994	2,973,746

Manufacturing 0.15%
ASP Unifrax Holdings Inc 2021 Bridge Term Loan(k)	–	(j)	8/2/2028	2,304	2,304,000
ASP Unifrax Holdings Inc 2021 Unsecured Bridge Facility(k)	–	(j)	8/2/2029	1,645	1,645,000
Total					3,949,000

Media 0.70%
Gray Television, Inc. 2021 Second Lien Bridge Term Loan(k)	–	(j)	8/12/2022	3,956	3,956,314	(i)
Nexstar Broadcasting, Inc. 2018 Term Loan A4	1.596% (1 Mo. LIBOR + 1.50%)		10/26/2023	1,247	1,244,349
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.335% (1 Mo. LIBOR + 2.25%)		1/17/2024	3,939	3,932,489
Nexstar Broadcasting, Inc. Term Loan A5	1.596% (1 Mo. LIBOR + 1.50%)		9/19/2024	2,276	2,264,450
Nielsen Finance LLC USD Term Loan B4	2.096% (1 Mo. LIBOR + 2.00%)		10/4/2023	7,126	7,124,245
Total					18,521,847

Miscellaneous 0.82%
Charter Communications Operating, LLC 2017 Term Loan A2	1.59% (1 Mo. LIBOR + 1.50%)		3/31/2023	2,618	2,618,000
Charter Communications Operating, LLC 2019 Term Loan B1	1.84% (1 Mo. LIBOR + 1.75%)		4/30/2025	11,629	11,602,376
Reynolds Group Holdings Inc. USD 2017 Term Loan	2.835% (1 Mo. LIBOR + 2.75%)		2/5/2023	5,096	5,071,415

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%)		8/18/2023	$2,358	$2,358,655
Total					21,650,446

Oil 0.16%
Hess Corporation Term Loan	2.59% (1 Mo. LIBOR + 2.50%)		3/16/2023	2,017	2,011,669	(i)
Phillips 66 Partners LP Delayed Draw Term Loan(k)	–	(j)	11/20/2023	2,169	2,157,197	(i)
Total					4,168,866

Oil: Crude Producers 0.20%
Buckeye Partners, L.P. 2021 Term Loan B	2.346% (1 Mo. LIBOR + 2.25%)		11/1/2026	3,078	3,048,204
Oryx Midstream Holdings LLC Term Loan B	–	(j)	5/22/2026	2,350	2,349,072
Total					5,397,276

Real Estate Investment Trusts 0.53%
Crown Castle International Corporation 2016 Term Loan A	1.215% (3 Mo. LIBOR + 1.13%)		6/21/2024	1,923	1,920,315
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.097% (1 Mo. LIBOR + 1.00%)		1/31/2025	2,246	2,228,728
VICI Properties 1 LLC Replacement Term Loan B	1.838% (1 Mo. LIBOR + 1.75%)		12/20/2024	9,749	9,709,233
Total					13,858,276

Retail 0.18%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.097% (1 Mo. LIBOR + 2.00%)		2/3/2024	2,605	2,606,366
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%)		7/18/2022	2,292	2,261,475
Total					4,867,841

Technology 0.15%
ProQuest LLC 2019 Term Loan	3.335% (1 Mo. LIBOR + 3.25%)		10/23/2026	3,851	3,849,921

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.46%
AT&T Inc. 2021 Delayed Draw Term Loan	1.088% (1 Mo. LIBOR + 1.00%)		1/28/2022	$4,950	$4,956,187	(i)
CenturyLink, Inc. 2020 Term Loan A	2.085% (1 Mo. LIBOR + 2.00%)		1/31/2025	2,214	2,203,862
Cincinnati Bell, Inc. 2017 Term Loan	–	(j)	10/2/2024	4,908	4,908,530
Total					12,068,579

Transportation: Miscellaneous 0.27%
XPO Logistics, Inc. 2018 Term Loan B	1.881% (3 Mo. LIBOR + 1.75%)		2/24/2025	7,148	7,101,165
Total Floating Rate Loans (cost $204,758,457)					204,448,038

FOREIGN GOVERNMENT OBLIGATIONS(f) 0.39%

Egypt 0.14%
Republic of Egypt	6.125%		1/31/2022	375	381,502
Republic of Egypt†	6.125%		1/31/2022	3,190	3,245,315
Total					3,626,817

Indonesia 0.04%
Perusahaan Penerbit SBSN†	3.75%		3/1/2023	405	423,924
Perusahaan Penerbit SBSN†	4.325%		5/28/2025	607	676,374
Total					1,100,298

Kenya 0.13%
Republic of Kenya†	6.875%		6/24/2024	3,170	3,501,132

Morocco 0.06%
Morocco Government International Bond†	4.25%		12/11/2022	1,500	1,566,075

Romania 0.02%
Republic of Romania†	4.875%		1/22/2024	432	474,319
Total Foreign Government Obligations (cost $10,187,732)					10,268,641

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.297%	#(l)	11/25/2026	14,883	134,586
Federal Home Loan Mortgage Corp. Q001 XA IO	2.143%	#(l)	2/25/2032	1,304	144,376
Government National Mortgage Assoc. 2013-171 IO	0.545%	#(l)	6/16/2054	480	33,909

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2013-193 IO	0.335%	#(l)	1/16/2055	$132	$11,420
Government National Mortgage Assoc. 2014-112 A	3.00%	#(l)	1/16/2048	172	179,007
Government National Mortgage Assoc. 2014-15 IO	0.406%	#(l)	8/16/2054	481	22,202
Government National Mortgage Assoc. 2014-64 IO	0.832%	#(l)	12/16/2054	2,801	165,913
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	31	31,268
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(l)	8/16/2055	1	580
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,591,463)					723,261

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.10%
Federal Home Loan Mortgage Corp.	2.029% (12 Mo. LIBOR + 1.66%)	#	2/1/2038	127	134,363
Federal Home Loan Mortgage Corp.	2.14% (12 Mo. LIBOR + 1.72%)	#	4/1/2037 - 11/1/2043	350	367,471
Federal Home Loan Mortgage Corp.	2.145% (12 Mo. LIBOR + 1.78%)	#	10/1/2038	24	25,820
Federal Home Loan Mortgage Corp.	2.176% (12 Mo. LIBOR + 1.79%)	#	5/1/2036	30	32,311
Federal Home Loan Mortgage Corp.	2.24% (12 Mo. LIBOR + 1.78%)	#	12/1/2036	91	96,671
Federal Home Loan Mortgage Corp.	2.324% (12 Mo. LIBOR + 1.92%)	#	9/1/2036	90	95,513
Federal Home Loan Mortgage Corp.	2.393% (12 Mo. LIBOR + 1.96%)	#	2/1/2037	79	84,004
Federal National Mortgage Assoc.	1.447% (12 Mo. LIBOR + 1.10%)	#	6/1/2038	101	104,292
Federal National Mortgage Assoc.	1.903% (12 Mo. LIBOR + 1.51%)	#	3/1/2039	57	60,407
Federal National Mortgage Assoc.	1.915% (12 Mo. LIBOR + 1.52%)	#	10/1/2035	95	99,796
Federal National Mortgage Assoc.	1.939% (12 Mo. LIBOR + 1.62%)	#	8/1/2037	7	7,703

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	1.978% (12 Mo. LIBOR + 1.66%)	#	8/1/2038	$19	$19,932
Federal National Mortgage Assoc.	1.992% (12 Mo. LIBOR + 1.63%)	#	9/1/2038	68	71,968
Federal National Mortgage Assoc.	2.177% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	373	394,720
Federal National Mortgage Assoc.	2.213% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	40	41,987
Federal National Mortgage Assoc.	2.214% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	38	39,832
Federal National Mortgage Assoc.	2.218% (12 Mo. LIBOR + 1.87%)	#	12/1/2038	32	34,637
Federal National Mortgage Assoc.	2.238% (12 Mo. LIBOR + 1.80%)	#	12/1/2040	78	82,785
Federal National Mortgage Assoc.	2.276% (1 Yr Treasury CMT + 2.19%)	#	3/1/2038	13	14,170
Federal National Mortgage Assoc.	2.295% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	24	25,549
Federal National Mortgage Assoc.	2.321% (1 Yr Treasury CMT + 2.20%)	#	1/1/2038	55	59,058
Federal National Mortgage Assoc.	2.707% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	123	129,467
Federal National Mortgage Assoc.	2.72% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	378	397,386
Federal National Mortgage Assoc.	2.743% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	126	132,123
Total Government Sponsored Enterprises Pass-Throughs (cost $2,513,861)					2,551,965

MUNICIPAL BONDS 0.03%

Municipal
New York Transportation Development Corp.	1.36%		12/1/2021	110	110,254
New York Transportation Development Corp.	1.61%		12/1/2022	110	111,415
State of Illinois	4.95%		6/1/2023	585	620,219
Total Municipal Bonds (cost $814,502)					841,888

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.23%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(l)	12/25/2059	$264	$266,118
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(l)	5/25/2065	280	281,224
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(l)	1/20/2065	3,390	3,397,367
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	310,099
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.596% (1 Mo. LIBOR + 1.50%)	#	12/15/2036	842	842,485
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.526% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	907	907,400
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.746% (1 Mo. LIBOR + 1.65%)	#	6/15/2035	288	288,046
BB-UBS Trust 2012-TFT B†	3.678%	#(l)	6/5/2030	2,149	1,956,236
BB-UBS Trust 2012-TFT C†	3.678%	#(l)	6/5/2030	3,000	2,459,744
BBCMS Mortgage Trust 2018-TALL A†	0.818% (1 Mo. LIBOR + .72%)	#	3/15/2037	3,400	3,403,232
BBCMS Mortgage Trust 2018-TALL C†	1.217% (1 Mo. LIBOR + 1.12%)	#	3/15/2037	3,350	3,279,843
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	259,856
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	259	263,966
BBCMS Trust 2015-VFM X IO†	0.474%	#(l)	3/12/2036	85,585	941,433
BBCMS Trust 2018-BXH A†	1.096% (1 Mo. LIBOR + 1.00%)	#	10/15/2037	1,492	1,495,866
BDS LTD 2021-FL8 A†	1.016% (1 Mo. LIBOR + .92%)	#	1/18/2036	4,910	4,921,293
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	400	405,204
BFLD 2019-DPLO A†	1.186% (1 Mo. LIBOR + 1.09%)	#	10/15/2034	2,780	2,783,972
BFLD 2019-DPLO E†	2.336% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	6,100	6,073,056
BHMS 2018-ATLS A†	1.346% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	2,640	2,647,594
BHMS 2018-ATLS C†	1.996% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	6,759	6,771,877
BHMS 2018-ATLS D†	2.346% (1 Mo. LIBOR + 2.25%)	#	7/15/2035	8,630	8,617,131
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#(l)	3/10/2033	47,800	661,643
BWAY Mortgage Trust 2015-1740 C†	3.342%		1/10/2035	3,350	3,364,093
BX Trust 2021-MFM1 A†	0.796% (1 Mo. LIBOR + .70%)	#	1/15/2034	140	140,295

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2019-IMC A†	1.096% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	$5,881	$5,888,230
BX Commercial Mortgage Trust 2019-XL D†	1.546% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	5,559	5,574,319
BX Trust 2017-SLCT D†	2.146% (1 Mo. LIBOR + 2.05%)	#	7/15/2034	721	723,495
BX Trust 2017-SLCT F†	4.346% (1 Mo. LIBOR + 4.25%)	#	7/15/2034	1,939	1,953,609
BX Trust 2018-GW A†	0.896% (1 Mo. LIBOR + .80%)	#	5/15/2035	8,200	8,210,579
BXHPP Trust 2021-FILM A†	0.746% (1 Mo. LIBOR + .65%)	#	8/15/2036	13,000	13,028,164
BXHPP Trust 2021-FILM B†	0.996% (1 Mo. LIBOR + .90%)	#	8/15/2036	6,380	6,399,292
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.956%	#(l)	12/15/2047	157	157,133
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.799%	#(l)	5/10/2058	941	58,121
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.242%	#(l)	11/10/2049	2,650	124,739
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.835%	#(l)	12/10/2054	3,595	114,762
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,624,814
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,031,308
CHT Mortgage Trust 2017-CSMO B†	1.496% (1 Mo. LIBOR + 1.40%)	#	11/15/2036	2,768	2,774,987
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.482%	#(l)	6/10/2048	5,729	71,003
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.304%	#(l)	7/10/2047	3,452	21,286
COLT Funding LLC 2021-2 A1†	0.924%	#(l)	8/25/2066	7,115	7,112,852
COMM CCRE1 Mortgage Trust 2012-CR1 B	4.612%		5/15/2045	4,600	4,644,602
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.85%	#(l)	7/10/2046	12	12,287
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	611,771

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.84%	#(l)	10/15/2045	$4,263	$60,913
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	199	198,477
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,079,092
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.34%	#(l)	3/10/2046	4,334	62,758
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.432%	#(l)	6/10/2046	11,155	50,329
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	87	86,813
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	188	189,343
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.113%	#(l)	8/10/2047	2,268	52,377
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	207	225,939
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.525%	#(l)	8/10/2049	852	46,990
Commercial Mortgage Pass-Through Certificates 2020-SBX A†	1.67%		1/10/2038	255	260,055
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.686%	#(l)	9/15/2037	39,135	746,720
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.252%	#(l)	12/15/2049	20,135	255,227
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(l)	7/10/2034	200	202,521
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(l)	2/25/2050	660	668,123
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	385	386,076
Credit Suisse Mortgage Capital Certificates 2021-ADV A†	1.496% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	6,130	6,141,766
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.046% (1 Mo. LIBOR + .95%)	#	12/15/2030	502	502,284
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(l)	3/25/2056	777	776,063
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(l)	5/25/2065	4,274	4,278,027

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(l)	4/25/2066	$1,375	$1,375,363
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	0.119%	#(l)	6/15/2057	82,732	150,572
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.60%	#(l)	8/10/2049	9,442	560,077
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.097%	#(l)	11/15/2049	4,274	163,979
DBGS Mortgage Trust 2018 5BP A†	0.891% (1 Mo. LIBOR + .80%)	#	6/15/2033	1,120	1,121,662
DBGS Mortgage Trust 2018-BIOD A†	0.899% (1 Mo. LIBOR + .80%)	#	5/15/2035	1,259	1,262,260
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	284	289,176
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(l)	6/10/2034	567	6,297
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#(l)	12/10/2036	61,529	158,130
DBWF Mortgage Trust 2018-AMXP B†	4.122%	#(l)	5/5/2035	1,500	1,515,534
DBWF Mortgage Trust 2018-AMXP C†	3.956%	#(l)	5/5/2035	1,000	1,004,325
DBWF Mortgage Trust 2018-GLKS A†	1.116% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	2,989	2,992,778
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(l)	1/25/2060	368	369,690
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(l)	2/25/2066	191	190,418
Extended Stay America Trust 2021-ESH E†	2.946% (1 Mo. LIBOR + 2.85%)	#	7/15/2038	5,500	5,564,882
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	761	801,127
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	335	351,764
Freddie Mac STACR REMIC Trust 2021-DNA5 M2†	1.70% (1 Mo. SOFR + 1.65%)	#	1/25/2034	5,385	5,426,754
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	243	245,954
Great Wolf Trust 2019-WOLF B†	1.43% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	320	320,143
Great Wolf Trust 2019-WOLF C†	1.729% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	2,945	2,943,817
Great Wolf Trust 2019-WOLF E†	2.828% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	2,620	2,579,514

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp Trust 2021-ROSS H†	5.996% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	$560	$565,125
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,325,506
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,156,621
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,042,604
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	1,300	1,330,938
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.446% (1 Mo. LIBOR + 1.35%)	#	7/15/2032	888	889,962
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.696% (1 Mo. LIBOR + 1.60%)	#	7/15/2032	313	314,120
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.946% (1 Mo. LIBOR + 1.85%)	#	7/15/2032	225	225,405
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.046% (1 Mo. LIBOR + .95%)	#	7/15/2035	2,356	2,357,986
GS Mortgage Securities Corp. Trust 2019-70P A†	1.096% (1 Mo. LIBOR + 1.00%)	#	10/15/2036	1,000	1,001,129
GS Mortgage Securities Corp. Trust 2019-70P B†	1.416% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	657	654,896
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	5,000	5,013,645
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	264,493
GS Mortgage Securities Trust 2012-GCJ9 XA IO	2.079%	#(l)	11/10/2045	1,326	18,640
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(l)	4/10/2031	2,584	2,587,297
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(l)	6/10/2046	3,450	3,586,774
GS Mortgage Securities Trust 2013-GC12 XA IO	1.535%	#(l)	6/10/2046	17,706	314,943
GS Mortgage Securities Trust 2015-GS1 XA IO	0.91%	#(l)	11/10/2048	1,039	29,055
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	977,596
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	612,806
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	457,862

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	$618	$606,564
Hudson Yards 2016-10HY Mortgage Trust 2016-10HY A†	2.835%		8/10/2038	6,310	6,738,216
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,063,159
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(l)	8/5/2034	559	400,482
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	2.89% (1 Mo. LIBOR + 2.80%)	#	8/5/2034	1,961	1,639,453
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(l)	5/15/2048	1,532	1,593,458
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.639%	#(l)	7/5/2031	129,394	1,130,399
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.308%	#(l)	7/5/2031	50,413	169,322
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	9,500	10,049,643
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(l)	5/15/2045	253	257,950
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	878	892,293
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,666	5,090,150
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.488%	#(l)	5/5/2030	1,254	861,046
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.08%	#(l)	12/15/2047	7,859	78,854
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.568%	#(l)	7/15/2045	4,463	25,227
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.378%	#(l)	4/15/2046	1,270	19,299
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.054%	#(l)	11/15/2047	2,525	52,619
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	3,024,461
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(l)	6/10/2027	2,906	174
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(l)	6/10/2027	1,292	26
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.808%	#(l)	12/15/2049	3,717	82,997
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.777%	#(l)	5/15/2048	1,724	35,003

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.949%	#(l)	9/6/2038	$4,340	$4,662,901
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.791%	#(l)	10/5/2031	1,432	902
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.189%	#(l)	9/15/2050	8,183	370,236
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#(l)	10/5/2031	2,367	2,533
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	608,362
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(l)	6/5/2032	452	448,687
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.661%	#(l)	6/5/2032	32,692	88,903
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.555%	#(l)	7/5/2033	95,152	661,306
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.396% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	998	1,000,521
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.696% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	804	805,832
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.546% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	658	649,798
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.246% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	449	444,536
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.646% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	332	329,226
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.29% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	901	903,440
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.99% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	323	324,302
KIND Trust 2021-KIND A†	1.05% (1 Mo. LIBOR + .95%)	#	8/15/2026	6,110	6,121,822
KKR Industrial Portfolio Trust 2021-KDIP A†	0.646% (1 Mo. LIBOR + .55%)	#	12/15/2037	700	700,866

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.796% (1 Mo. LIBOR + .70%)	#	3/15/2038	$5,400	$5,411,636
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.921%	#(l)	3/10/2049	1,211	50,594
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.787%	#(l)	3/10/2049	19,753	528,590
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	588	589,668
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,201,923
MF1 Ltd. 2020-FL3 B†	3.915% (1 Mo. SOFR + 3.86%)	#	7/15/2035	2,305	2,357,298
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,081,440
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.70%	#(l)	7/15/2050	5,595	103,523
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.466%	#(l)	11/15/2049	4,535	226,663
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.659%	#(l)	12/15/2048	1,000	1,028,668
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	1,000	1,079,743
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(l)	9/13/2031	188,074	2
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.12%	#(l)	3/15/2045	5,941	5,586
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	189	189,035
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.634%	#(l)	8/15/2049	4,025	217,239
Motel 6 Trust 2017-MTL6 F†	4.346% (1 Mo. LIBOR + 4.25%)	#	8/15/2034	2,070	2,078,531
Motel Trust 2021-MTL6 D†(b)	2.20% (1 Mo. LIBOR + 2.10%)	#	9/15/2038	4,385	4,389,385
Motel Trust 2021-MTL6 E†(b)	2.80% (1 Mo. LIBOR + 2.70%)	#	9/15/2038	5,150	5,155,150
MRA Issuance Trust 2021-8 A1Y†	1.246% (1 Mo. LIBOR + 1.15%)	#	10/15/2021	9,400	9,409,426
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	279	284,139
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	265	267,701
One New York Plaza Trust 2020-1NYP A†	1.046% (1 Mo. LIBOR + .95%)	#	1/15/2026	6,405	6,444,147
One New York Plaza Trust 2020-1NYP AJ†	1.346% (1 Mo. LIBOR + 1.25%)	#	1/15/2026	3,250	3,273,055
One New York Plaza Trust 2020-1NYP B†	1.596% (1 Mo. LIBOR + 1.50%)	#	1/15/2026	1,990	2,006,932

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
PFP 2021-7 Ltd. 2021-7 A†	0.946% (1 Mo. LIBOR + .85%)	#	4/14/2038	$5,790	$5,779,116
PFP Ltd. 2019-6 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	658	657,824
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.961%	#(l)	1/15/2032	592	626,581
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.034% (1 Mo. LIBOR + .95%)	#	7/25/2036	6,200	6,213,330
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	818	849,388
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	817	831,986
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	175	177,289
RETL 2019-RVP C†	2.196% (1 Mo. LIBOR + 2.10%)	#	3/15/2036	302	301,677
SFO Commerical Mortgage Trust 2021 555 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	2,750	2,761,987
SLIDE 2018-FUN A†	1.246% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	3,220	3,221,977
SLIDE 2018-FUN B†	1.596% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	322	321,815
SLIDE 2018-FUN C†	1.896% (1 Mo. LIBOR + 1.80%)	#	6/15/2031	253	252,389
SLIDE 2018-FUN D†	2.196% (1 Mo. LIBOR + 2.10%)	#	6/15/2031	7,497	7,439,562
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(l)	12/15/2020	33,631	336	(c)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(l)	2/25/2050	344	348,345
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(l)	5/25/2065	3,069	3,072,572
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	37	38,362
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,257,394
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	305	309,989
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	1.042%	#(l)	3/10/2046	8,482	71,503
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(l)	3/10/2046	635	644,745

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.241%	#(l)	4/10/2046	$16,468	$194,358
VASA Trust 2021-VASA B†	1.346% (1 Mo. LIBOR + 1.25%)	#	7/15/2039	6,000	6,012,143
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	364	369,647
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	378	381,149
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	295	295,964
Verus Securitization Trust 2021-1 A1†	0.815%	#(l)	1/25/2066	602	601,694
Verus Securitization Trust 2021-3 A1†	1.046%	#(l)	6/25/2066	4,169	4,178,456
Verus Securitization Trust 2021-R2 A1†	0.918%	#(l)	2/25/2064	1,079	1,078,211
Verus Securitization Trust 2021-R3 A1†	1.02%	#(l)	4/25/2064	1,941	1,935,728
Waikiki Beach Hotel Trust 2019-WBM D†	2.126% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	1,100	1,095,894
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.095%	#(l)	6/15/2048	58,000	100,636
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.75%	#(l)	6/15/2048	3,451	69,138
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.864%	#(l)	8/15/2049	1,663	114,030
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	1,000	1,096,986
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.127%	#(l)	10/15/2049	7,057	321,176
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	709,879
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	681,969
West Town Mall Trust 2017-KNOX B IO†	0.516%	#(l)	7/5/2030	33,919	49,426
West Town Mall Trust 2017-KNOX C†	4.491%	#(l)	7/5/2030	500	496,994
West Town Mall Trust 2017-KNOX D†	4.491%	#(l)	7/5/2030	625	617,586
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.45%	#(l)	6/15/2045	9,752	34,077
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	800,238
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.892%	#(l)	6/15/2045	300	284,189
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	172	175,440
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,200,148
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.317%	#(l)	5/15/2045	9,098	135,604

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.792%	#(l)	8/15/2047	$15,000		$267,120
Total Non-Agency Commercial Mortgage-Backed Securities (cost $353,436,806)						349,059,027

U.S. TREASURY OBLIGATIONS 12.41%
U.S. Treasury Bill	Zero Coupon		1/27/2022	64,321		64,311,084
U.S. Treasury Note	0.125%		5/31/2023	14,176		14,164,925
U.S. Treasury Note	0.125%		6/30/2023	191,629		191,494,262
U.S. Treasury Note	0.625%		7/31/2026	57,783		57,390,256
Total U.S. Treasury Obligations (cost $327,332,784)						327,360,527

	Exercise Price		Expiration Date	Shares (000)
WARRANTS 0.00%

Miscellaneous
Sable Permian Resources*	$ –	(m)	2/1/2024	–	(d)	6,434	(c)
UTEX Industries, Inc.*	114.76		12/3/2025	–	(d)	417	(n)
Total Warrants (cost $2,805)						6,851
Total Long-Term Investments (cost $2,439,863,137)						2,444,784,582

	Interest Rate		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 4.39%

COMMERCIAL PAPER 1.99%

Automotive 0.25%
General Motors Finance Co., Inc.	0.243%		9/1/2021	$3,422		3,422,000
General Motors Finance Co., Inc.	0.243%		9/1/2021	3,086		3,086,000
Total						6,508,000

Chemicals 0.77%
CABOT Corp.	0.182%		9/1/2021	295		295,000
CABOT Corp.	0.182%		9/1/2021	6,948		6,948,000
CABOT Corp.	0.233%		9/2/2021	4,936		4,935,968
FMC Corp.	0.456%		9/16/2021	8,054		8,052,490
Total						20,231,458

Health Care Services 0.18%
Catholic Health Initiatives	0.507%		9/1/2021	4,887		4,887,000

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Natural Gas 0.37%
CenterPoint Energy, Inc.	0.112%	9/1/2021	$9,802	$9,802,000

Oil 0.28%
Ovintiv, Inc.	0.609%	9/8/2021	7,433	7,432,133

Real Estate Investment Trusts 0.03%
Alexandria Real Estate Equities, Inc.	0.142%	9/1/2021	913	913,000

Retail 0.11%
AutoNation, Inc.	0.203%	9/1/2021	2,803	2,803,000
Total Commercial Paper (cost $52,576,591)				52,576,591

Repurchase Agreements 2.40%
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $64,739,200 of U.S. Treasury Note at 0.375% due 08/15/2024; value: $64,709,293; proceeds: $63,440,439 (cost $63,440,439)			63,440	63,440,439
Total Short-Term Investments (cost $116,017,030)				116,017,030
Total Investments in Securities 97.06% (cost $2,555,880,167)				2,560,801,612
Less Unfunded Loan Commitments (0.51)% (cost $13,501,643)				(13,492,163)
Net Investments 96.55% (cost $2,542,378,524)				2,547,309,449
Other Assets and Liabilities – Net(o) 3.45%				91,096,046
Net Assets 100.00%				$2,638,405,495
BRL	Brazilian Dollar
CMT	Constant Maturity Rate.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $1,192,237,621, which represents 45.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Amount represents less than 1,000 shares.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Foreign security traded in U.S. dollars.
(g)	Defaulted (non-income producing security).

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Security is partially/fully unfunded.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Cashless strike price.
(n)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation
Bank of America(1)	.04929%	3-Month USD SOFR Index	10/21/2022	$593,263	$593,164	$–	$99
Bank of America(1)	.17314%	3-Month USD SOFR Index	10/21/2025	165,637	163,166	–	2,471
Bank of America(1)	3-Month USD LIBOR Index	.6459%	3/12/2025	25,000,000	25,026,002	12,133	13,869
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts							$16,439

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Upfront payments received are presented net of amortization.

Centrally Cleared Interest Rate Swap Contracts at August 31, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Bank of America(1)	3-Month USD FedFunds Index	.05112%	10/21/2022	$593,263	$592,971	$(292)
Bank of America(1)	3-Month USD FedFunds Index	.1835%	10/21/2025	165,637	163,010	(2,627)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts						$(2,919)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2021:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	0.400%	CPI Urban Consumer NSA	3/25/2025	$20,000,000	$22,610,270	$2,610,270
Bank of America	0.690%	CPI Urban Consumer NSA	4/1/2025	20,000,000	22,316,640	2,316,640
Bank of America	0.760%	CPI Urban Consumer NSA	3/31/2025	15,000,000	16,683,836	1,683,836
Bank of America	0.9025%	CPI Urban Consumer NSA	4/7/2025	15,000,000	16,579,970	1,579,970
Bank of America	1.675%	CPI Urban Consumer NSA	1/13/2022	20,000,000	20,695,027	695,027
Bank of America	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,956,399	956,399
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	10,626,253	626,253
Bank of America	1.8875%	CPI Urban Consumer NSA	10/2/2029	5,000,000	5,473,696	473,696
Bank of America	1.9175%	CPI Urban Consumer NSA	6/14/2029	10,000,000	10,823,774	823,774
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	5,474,184	474,184
Bank of America	1.9525%	CPI Urban Consumer NSA	10/15/2029	7,000,000	7,613,524	613,524
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	5,428,023	428,023
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	10,796,345	796,345
Bank of America	1.9795%	CPI Urban Consumer NSA	10/14/2029	5,000,000	5,425,424	425,424
Bank of America	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	15,472,258	472,258
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	10,702,301	702,301
Bank of America	2.107%	CPI Urban Consumer NSA	12/23/2027	5,000,000	5,324,278	324,278
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	5,339,317	339,317
Bank of America	2.108%	CPI Urban Consumer NSA	12/18/2027	10,000,000	10,647,007	647,007
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	5,354,999	354,999
Bank of America	2.1125%	CPI Urban Consumer NSA	12/29/2027	5,000,000	5,322,049	322,049
Bank of America	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	25,641,546	641,546
Bank of America	2.119%	CPI Urban Consumer NSA	12/21/2027	5,000,000	5,319,806	319,806
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	15,976,401	976,401
Bank of America	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	10,497,253	497,253

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.207%	CPI Urban Consumer NSA	1/8/2027	$10,000,000	$10,435,978	$ 435,978
Bank of America	2.2288%	CPI Urban Consumer NSA	1/6/2033	5,000,000	5,317,321	317,321
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	10,417,163	417,163
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	10,364,788	364,788
Bank of America	2.295%	CPI Urban Consumer NSA	1/15/2046	5,000,000	5,337,043	337,043
Bank of America	2.3015%	CPI Urban Consumer NSA	1/11/2033	5,000,000	5,268,099	268,099
Bank of America	2.309%	CPI Urban Consumer NSA	1/19/2033	5,000,000	5,262,519	262,519
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	10,340,470	340,470
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	8,258,149	258,149
Bank of America	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	10,321,333	321,333
Bank of America	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	5,139,162	139,162
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	10,282,217	282,217
Bank of America	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	10,283,906	283,906
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	5,136,972	136,972
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	10,275,352	275,352
Bank of America	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	10,289,745	289,745
Bank of America	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	5,135,829	135,829
Bank of America	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	10,266,591	266,591
Bank of America	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	10,263,221	263,221
Bank of America	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	5,119,755	119,755
Bank of America	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	5,137,239	137,239
Bank of America	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	5,137,440	137,440
Bank of America	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	10,247,533	247,533
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	25,622,340	622,340
Bank of America	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	5,118,594	118,594
Bank of America	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	10,240,533	240,533

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.377%	CPI Urban Consumer NSA	7/21/2034	$20,000,000	$20,494,697	$ 494,697
Bank of America	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	15,368,661	368,661
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	10,247,937	247,937
Bank of America	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	15,362,960	362,960
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	10,244,399	244,399
Bank of America	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	25,571,308	571,308
Bank of America	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	46,097,435	1,097,435
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	10,221,796	221,796
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	10,227,063	227,063
Bank of America	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	10,233,533	233,533
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	10,203,501	203,501
Bank of America	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	5,109,851	109,851
Bank of America	2.410%	CPI Urban Consumer NSA	3/15/2031	5,000,000	5,194,477	194,477
Bank of America	2.410%	CPI Urban Consumer NSA	4/12/2036	5,000,000	5,163,477	163,477
Bank of America	2.420%	CPI Urban Consumer NSA	4/23/2041	10,000,000	10,258,095	258,095
Bank of America	2.425%	CPI Urban Consumer NSA	3/16/2031	20,000,000	20,742,578	742,578
Bank of America	2.429%	CPI Urban Consumer NSA	7/27/2036	20,000,000	20,274,800	274,800
Bank of America	2.434%	CPI Urban Consumer NSA	3/23/2031	10,000,000	10,358,913	358,913
Bank of America	2.439%	CPI Urban Consumer NSA	4/13/2033	10,000,000	10,312,458	312,458
Bank of America	2.439%	CPI Urban Consumer NSA	8/17/2041	10,000,000	10,001,811	1,811
Bank of America	2.440%	CPI Urban Consumer NSA	3/18/2033	15,000,000	15,484,096	484,096
Bank of America	2.4425%	CPI Urban Consumer NSA	4/14/2033	10,000,000	10,307,038	307,038
Bank of America	2.4425%	CPI Urban Consumer NSA	3/26/2036	10,000,000	10,276,767	276,767
Bank of America	2.4463%	CPI Urban Consumer NSA	4/6/2041	5,000,000	5,104,582	104,582
Bank of America	2.4525%	CPI Urban Consumer NSA	4/19/2036	10,000,000	10,247,753	247,753
Bank of America	2.457%	CPI Urban Consumer NSA	4/9/2031	10,000,000	10,324,912	324,912

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.459%	CPI Urban Consumer NSA	3/29/2033	$10,000,000	$10,291,880	$ 291,880
Bank of America	2.4625%	CPI Urban Consumer NSA	8/27/2033	20,000,000	20,083,412	83,412
Bank of America	2.463%	CPI Urban Consumer NSA	4/16/2031	10,000,000	10,313,832	313,832
Bank of America	2.468%	CPI Urban Consumer NSA	4/28/2031	10,000,000	10,300,801	300,801
Bank of America	2.468%	CPI Urban Consumer NSA	4/7/2033	10,000,000	10,276,735	276,735
Bank of America	2.470%	CPI Urban Consumer NSA	4/7/2033	10,000,000	10,273,998	273,998
Bank of America	2.4725%	CPI Urban Consumer NSA	4/15/2031	15,000,000	15,455,682	455,682
Bank of America	2.4738%	CPI Urban Consumer NSA	3/22/2031	10,000,000	10,315,132	315,132
Bank of America	2.475%	CPI Urban Consumer NSA	3/19/2031	10,000,000	10,313,657	313,657
Bank of America	2.475%	CPI Urban Consumer NSA	7/2/2031	20,000,000	20,403,962	403,962
Bank of America	2.475%	CPI Urban Consumer NSA	4/21/2036	20,000,000	20,411,231	411,231
Bank of America	2.476%	CPI Urban Consumer NSA	4/27/2031	15,000,000	15,439,788	439,788
Bank of America	2.4765%	CPI Urban Consumer NSA	6/11/2036	10,000,000	10,147,119	147,119
Bank of America	2.480%	CPI Urban Consumer NSA	4/1/2033	5,000,000	5,132,095	132,095
Bank of America	2.4813%	CPI Urban Consumer NSA	7/29/2033	15,000,000	15,143,313	143,313
Bank of America	2.4813%	CPI Urban Consumer NSA	8/12/2036	15,000,000	15,006,963	6,963
Bank of America	2.483%	CPI Urban Consumer NSA	4/26/2031	10,000,000	10,286,696	286,696
Bank of America	2.4835%	CPI Urban Consumer NSA	4/6/2033	15,000,000	15,384,237	384,237
Bank of America	2.484%	CPI Urban Consumer NSA	6/25/2030	20,000,000	20,445,828	445,828
Bank of America	2.4925%	CPI Urban Consumer NSA	6/28/2030	25,000,000	25,522,219	522,219
Bank of America	2.496%	CPI Urban Consumer NSA	3/30/2033	10,000,000	10,240,859	240,859
Bank of America	2.4963%	CPI Urban Consumer NSA	3/31/2031	15,000,000	15,426,442	426,442
Bank of America	2.507%	CPI Urban Consumer NSA	5/10/2041	10,000,000	10,034,246	34,246
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	20,373,209	373,209
Bank of America	2.5125%	CPI Urban Consumer NSA	6/17/2029	25,000,000	25,553,784	553,784
Bank of America	2.5125%	CPI Urban Consumer NSA	6/18/2029	30,000,000	30,657,409	657,409

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.520%	CPI Urban Consumer NSA	4/29/2031	$15,000,000	$15,362,567	$362,567
Bank of America	2.5215%	CPI Urban Consumer NSA	5/28/2036	15,000,000	15,137,600	137,600
Bank of America	2.5338%	CPI Urban Consumer NSA	5/5/2032	10,000,000	10,195,741	195,741
Bank of America	2.536%	CPI Urban Consumer NSA	5/5/2032	10,000,000	10,192,926	192,926
Bank of America	2.5535%	CPI Urban Consumer NSA	6/8/2031	15,000,000	15,242,219	242,219
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	20,386,431	386,431
Bank of America	2.560%	CPI Urban Consumer NSA	4/30/2031	15,000,000	15,293,909	293,909
Bank of America	2.560%	CPI Urban Consumer NSA	6/2/2031	20,000,000	20,331,135	331,135
Bank of America	2.564%	CPI Urban Consumer NSA	6/15/2029	30,000,000	30,537,689	537,689
Bank of America	2.564%	CPI Urban Consumer NSA	6/7/2033	20,000,000	20,174,390	174,390
Bank of America	2.565%	CPI Urban Consumer NSA	5/6/2031	10,000,000	10,185,832	185,832
Bank of America	2.566%	CPI Urban Consumer NSA	5/28/2031	15,000,000	15,248,523	248,523
Bank of America	2.5713%	CPI Urban Consumer NSA	6/4/2033	20,000,000	20,168,132	168,132
Bank of America	2.581%	CPI Urban Consumer NSA	5/4/2031	25,000,000	25,428,701	428,701
Bank of America	2.586%	CPI Urban Consumer NSA	6/3/2031	15,000,000	15,201,291	201,291
Bank of America	2.6225%	CPI Urban Consumer NSA	5/11/2031	10,000,000	10,117,513	117,513
Unrealized Appreciation on CPI Centrally Cleared Swaps						$47,993,898

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.498%	CPI Urban Consumer NSA	9/1/2036	$20,000,000	$19,836,449	$ (163,551)
Bank of America	2.5213%	CPI Urban Consumer NSA	5/21/2046	13,000,000	12,870,643	(129,357)
Bank of America	2.585%	CPI Urban Consumer NSA	5/12/2036	15,000,000	14,993,674	(6,326)
Bank of America	2.5925%	CPI Urban Consumer NSA	5/17/2036	10,000,000	9,979,932	(20,068)
Bank of America	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,341,258	(658,742)
Bank of America	CPI Urban Consumer NSA	1.405%	10/9/2021	25,000,000	24,075,571	(924,429)
Bank of America	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,257,621	(742,379)

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.790%	4/27/2024	$30,000,000	$27,754,422	$(2,245,578)
Bank of America	CPI Urban Consumer NSA	1.8175%	8/28/2022	60,000,000	56,985,244	(3,014,756)
Bank of America	CPI Urban Consumer NSA	1.924%	4/10/2022	10,000,000	9,630,320	(369,680)
Bank of America	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,605,472	(394,528)
Bank of America	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	19,053,649	(946,351)
Bank of America	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	28,825,224	(1,174,776)
Bank of America	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	9,639,908	(360,092)
Bank of America	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	28,680,438	(1,319,562)
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	9,660,968	(339,032)
Bank of America	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	14,377,650	(622,350)
Bank of America	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	48,733,635	(1,266,365)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(14,697,922)

Open Consumer Price Index (“CPI”) OTC Swaps at August 31, 2021:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$16,543,886	$ 1,543,886
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	21,878,929	1,878,929
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	10,428,021	428,021
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	10,440,176	440,176
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	10,617,344	617,344
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,615,252	615,252
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,298,166	298,166
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	20,646,030	646,030
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	5,163,106	163,106
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	5,161,650	161,650
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	30,866,321	866,321

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	$ 5,000,000	$ 5,138,637	$ 138,637
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	10,269,128	269,128
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	10,266,331	266,331
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	5,126,103	126,103
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	5,127,779	127,779
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	10,247,094	247,094
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	5,108,978	108,978
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	10,233,893	233,893
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	10,238,768	238,768
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	10,215,131	215,131
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	5,102,581	102,581
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,813,642	813,642
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,762,679	762,679
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	10,411,386	411,386
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	36,119,956	1,119,956
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	10,368,782	368,782
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	10,413,041	413,041
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	15,622,227	622,227
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	15,550,628	550,628
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	20,714,954	714,954
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	30,899,803	899,803
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	15,521,623	521,623
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	10,279,241	279,241
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	5,105,431	105,431
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	10,178,939	178,939

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	$10,000,000	$10,486,830	$486,830
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	20,889,811	889,811
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,711,634	711,634
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,408,425	408,425
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	20,453,748	453,748
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	10,341,277	341,277
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	5,155,602	155,602
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	10,269,980	269,980
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	20,531,316	531,316
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	10,257,662	257,662
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	5,121,810	121,810
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	5,118,975	118,975
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	10,237,662	237,662
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	5,105,666	105,666
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	30,492,706	492,706
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,740,563	740,563
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	35,389,294	389,294
Unrealized Appreciation on CPI OTC Swaps						$24,208,597

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	$40,000,000	$38,646,914	$ (1,353,086)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	37,936,439	(2,063,561)
Bank of America	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,851,585	(2,148,415)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,512,651	(1,487,349)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	13,657,756	(1,342,244)

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	$ 5,000,000	$ 4,566,745	$ (433,255)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,612,454	(387,546)
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	14,465,485	(534,515)
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	29,193,797	(806,203)
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	29,290,926	(709,074)
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	24,412,088	(587,912)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	28,624,774	(1,375,226)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,189,362	(3,810,638)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,366,681	(633,319)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	29,093,767	(906,233)
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	39,052,384	(947,616)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,626,083	(373,917)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,361,906	(638,094)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,571,046	(428,954)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	14,348,901	(651,099)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,270,567	(729,433)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,731,758	(1,268,242)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	27,642,401	(2,357,599)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	27,598,714	(2,401,286)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,085,123	(914,877)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,936,435	(2,063,565)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,686,243	(3,313,757)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	13,972,067	(1,027,933)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,014,363	(985,637)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	18,543,379	(1,456,621)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	18,551,862	(1,448,138)

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	$10,000,000	$ 9,609,243	$(390,757)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,977,016	(1,022,984)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	18,255,943	(1,744,057)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,083,463	(3,916,537)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,873,476	(2,126,524)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	9,566,561	(433,439)
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	14,705,093	(294,907)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,717,510	(1,282,490)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	27,606,993	(2,393,007)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,141,970	(858,030)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,144,468	(855,532)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,669,624	(330,376)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,372,836	(627,164)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,995,826	(2,004,174)
Unrealized Depreciation on CPI OTC Swaps						$(57,865,322)

Open Futures Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2021	2,645	Long	$582,346,396	$582,767,893	$421,497

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2021	175	Long	$25,971,342	$25,902,734	$(68,608)
U.S. 5-Year Treasury Note	December 2021	740	Short	(91,501,318)	(91,551,875)	(50,557)
Total Unrealized Depreciation on Open Futures Contracts						$(119,165)

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$280,433,589	$951,991	$281,385,580
Remaining Industries	–	213,307,849	–	213,307,849
Common Stocks
Miscellaneous	–	4,884	–	4,884
Remaining Industries	2,422,629	–	–	2,422,629
Convertible Bonds	–	775,725	–	775,725
Corporate Bonds	–	1,051,627,717	–	1,051,627,717
Floating Rate Loans
Automotive	–	–	1,185,198	1,185,198
Business Services	–	4,323,345	3,867,562	8,190,907
Drugs	–	3,914,393	1,044,750	4,959,143
Health Care Products	–	–	3,429,652	3,429,652
Less Unfunded Loan Commitments		(3,949,000)	(9,543,163)	(13,492,163)
Media	–	14,565,533	3,956,314	18,521,847
Oil	–	–	4,168,866	4,168,866
Oil: Crude Producers	–	5,397,276	–	5,397,276
Telecommunications	–	7,112,392	4,956,187	12,068,579
Remaining Industries	–	146,526,570	–	146,526,570
Foreign Government Obligations	–	10,268,641	–	10,268,641
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	723,261	–	723,261
Government Sponsored Enterprises Pass-Throughs	–	2,551,965	–	2,551,965
Municipal Bonds	–	841,888	–	841,888
Non-Agency Commercial Mortgage-Backed Securities	–	349,058,691	336	349,059,027
U.S. Treasury Obligations	–	327,360,527	–	327,360,527
Warrants	–	–	6,851	6,851
Short-Term Investments
Commercial Paper	–	52,576,591	–	52,576,591
Repurchase Agreements	–	63,440,439	–	63,440,439
Total	$2,422,629	$2,530,862,276	$14,024,544	$2,547,309,449

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND August 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$16,439	$–	$16,439
Liabilities	–	(2,919)	–	(2,919)
Centrally Cleared CPI Swap Contracts
Assets	–	47,993,898	–	47,993,898
Liabilities	–	(14,697,922)	–	(14,697,922)
OTC CPI Swap Contracts
Assets	–	24,208,597	–	24,208,597
Liabilities	–	(57,865,322)	–	(57,865,322)
Futures Contracts
Assets	421,497	–	–	421,497
Liabilities	(119,165)	–	–	(119,165)
Total	$302,332	$(347,229)	$–	$(44,897)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stocks	Warrants
Balance as of December 1, 2020	$1,865,602	$825	$4,570,990	$649,590	$–	$–
Accrued Discounts (Premiums)	4,629	–	12,762	(45,876)	–	–
Realized Gain (Loss)	66,880	(103,114)	9,897	–	(140,791)	–
Change in Unrealized Appreciation (Depreciation)	(108,782)	102,289	12,513	32,434	140,791	4,046
Purchases	–	–	13,697,627	–	–	2,805
Sales	(876,338)	–	(2,960,933)	–	–	–
Transfers into Level 3	–	–	–	–	–	–
Transfers out of Level 3	–	–	(2,277,490)	(635,812)	–	–
Balance as of August 31, 2021	$951,991	$–	$13,065,366	$336	$–	$6,851
Change in unrealized appreciation/depreciation for the period ended August 31, 2021, related to Level 3 investments held at August 31, 2021	$(83,644)	$–	$14,767	$32,434	$–	$4,046

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2021

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.63%

EXCHANGE-TRADED FUND 0.49%
SPDR Gold Shares* (cost $13,741,823)	80,451	$13,652

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.12%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	2,358,996	46,166
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	7,851,091	88,246
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	8,892,835	224,900
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	25,348,906	131,054
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	1,133,134	9,530
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	23,611,685	447,914
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I(h)	435,684	13,990
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	11,262,866	166,015
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)*	6,918,450	358,860
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I(e)*	3,427,446	132,162
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	59,743,631	455,246
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	8,606,997	105,780
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	6,204,672	111,498
Lord Abbett Securities Trust-International Value Fund-Class I(l)	27,470,760	224,161
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	3,480,197	121,877
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(n)	5,064,762	21,221
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(h)	4,444,600	107,870
Total Investments in Underlying Funds (cost $2,305,499,610)		2,766,490

OPTIONS PURCHASED 0.02% (cost $625,440)		466
Total Long-Term Investments (cost $2,319,866,873)		2,780,608

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2021

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENTS 0.13%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $3,830,500 of U.S. Treasury Note at 0.375% due 04/30/2025; value: $3,810,464; proceeds: $3,735,654 (cost $3,735,654)	$ 3,735	$3,735
Total Investments in Securities 99.76% (cost $2,323,602,527)		2,784,343
Other Assets and Liabilities - Net(o) 0.24%		6,779
Net Assets 100.00%		$2,791,122

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(o)	Other Assets and Liabilities - Net unrealized appreciation/depreciation on futures contracts, purchased options and swaps as follows:

OTC Options Purchased at August 31, 2021:

		Number of	Expiration	Exercise	Notional	Value
Description	Counterparty	Contracts	Date	Price	Amount	(000)
Lord Abbett Conversion, Call	Goldman Sachs	50,000,000	12/17/2021	$111.50	$ 325,600	$302
Lord Abbett Conversion, Put	JPMorgan	50,000,000	12/17/2021	1.15	EUR 256,000	164
Total OTC Options Purchased						$466

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2021

Open Total Return Swap Contracts at August 31, 2021:

Swap	Referenced		Referenced			Termination	Notional	Notional	Unrealized
Counterparty	Index		Spread	Units	Position	Date	Amount	Value	Appreciation
UBS	RU10GRTR	(1)	3 Mo. LIBOR + 0.45%	23,871	Long	1/24/2022	$66,499,116	$70,043,847	$3,544,731

Swap	Referenced		Referenced			Termination	Notional	Notional	Unrealized
Counterparty	Index		Spread	Units	Position	Date	Amount	Value	Depreciation
UBS	RU20VATR	(2)	3 Mo. LIBOR + 0.00%	4,277	Short	1/24/2022	$(66,500,122)	$(69,361,698)	$(2,861,576)

(1)	Russell 1000 Growth Total Return Index.
(2)	Russell 2000 Value Total Return.

LIBOR London Interbank Offered Rate.

Open Futures Contracts at August 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini MSCI EAFE INDEX	September 2021	483	Short	$(54,854,443)	$(56,788,725)	$(1,934,282)
E-Mini Russell 2000	September 2021	753	Short	(79,678,559)	(85,510,680)	(5,832,121)
E-Mini NASDAQ 100	September 2021	46	Short	(13,755,906)	(14,335,900)	(579,994)
Total Unrealized Depreciation on Open Futures Contracts						$(8,346,397)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Long-Term Investments
Exchange-Traded Fund	$13,652	$–	$–	$13,652
Investments in Underlying Funds	2,766,490	–	–	2,766,490
OTC Options Purchased	–	466	–	466
Short-Term Investments
Repurchase Agreements	–	3,735	–	3,735
Total	$2,780,142	$4,201	$–	$2,784,343
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(8,346)	–	–	(8,346)
Total Return Swap Contracts
Assets	–	3,545	–	3,545
Liabilities	–	(2,862)	–	(2,862)
Total	$(8,346)	$683	$–	$(7,663)
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND August 31, 2021

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.69%

EXCHANGE-TRADED FUND 0.49%
SPDR Gold Shares* (cost $6,511,784)	38,123	$6,469

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.18%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	700,145	13,702
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	14,683,465	165,042
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	3,548,959	89,753
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	12,718,930	65,757
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	3,841,127	32,304
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	6,554,178	124,333
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I(h)	166,930	5,360
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	3,878,961	57,176
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)*	2,297,780	119,186
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I(e)*	930,162	35,867
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	30,745,958	234,284
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	7,004,924	86,090
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I(l)	3,601,217	41,270
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	3,154,784	56,691
Lord Abbett Securities Trust-International Value Fund-Class I(m)	11,786,226	96,176
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	1,099,590	38,508
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(o)	2,475,413	10,372
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(h)	1,380,453	33,503
Total Investments in Underlying Funds (cost $1,145,187,057)		1,305,374

OPTIONS PURCHASED 0.02%
(cost $312,720)		233
Total Long-Term Investments (cost $1,152,011,561)		1,312,076

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND August 31, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.12%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $1,615,000 of U.S. Treasury Note at 0.75% due 8/31/2026; value: $1,613,613; proceeds: $1,581,885 (cost $1,581,885)	$1,582	$1,582
Total Investments in Securities 99.81% (cost $1,153,593,446)		1,313,658
Other Assets and Liabilities - Net(p) 0.19%		2,526
Net Assets 100.00%		$1,316,184

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(p)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts, purchased options and swaps as follows:

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND August 31, 2021

OTC Options Purchased at August 31, 2021:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
Lord Abbett Conversion, Call	Goldman Sachs	25,000,000	12/17/2021	$111.50	$ 162,800	$151
Lord Abbett Conversion, Put	JPMorgan	25,000,000	12/17/2021	1.15	EUR 128,000	82
Total OTC Options Purchased						$233

Open Total Return Swap Contracts at August 31, 2021:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
UBS	RU10GRTR(1)	3 Mo. LIBOR + 0.45%	2,244	Long	1/24/2022	$6,251,268	$6,584,491	$333,223

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
UBS	RU20VATR(2)	3 Mo. LIBOR + 0.00%	402	Short	1/24/2022	$(6,250,421)	$(6,519,383)	$(268,962)

(1)	Russell 1000 Growth Total Return Index.
(2)	Russell 2000 Value Total Return.

LIBOR London Interbank Offered Rate.

Open Futures Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	September 2021	173	Short	$(19,725,021)	$(20,340,475)	$(615,454)
E-Mini NASDAQ 100	September 2021	21	Short	(6,279,870)	(6,544,650)	(264,780)
E-Mini Russell 2000	September 2021	360	Short	(38,093,335)	(40,881,600)	(2,788,265)
Total Unrealized Depreciation on Open Futures Contracts						$(3,668,499)

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Exchange-Traded Fund	$6,469	$–	$–	$6,469
Investments in Underlying Funds	1,305,374	–	–	1,305,374
OTC Options Purchased	–	233	–	233
Short-Term Investments
Repurchase Agreements	–	1,582	–	1,582
Total	$1,311,843	$1,815	$–	$1,313,658
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(3,668)	–	–	(3,668)
Total Return Swap Contracts
Assets	–	333	–	333
Liabilities	–	(269)	–	(269)
Total	$(3,668)	$64	$–	$(3,604)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.77%

ASSET-BACKED SECURITIES 22.96%

Auto Floor Plan 0.05%
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%	10/15/2023	$100	$100,390

Automobiles 6.95%
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	20	19,579
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	22	22,633
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	11	11,196
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	507,783
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	700	754,464
CarMax Auto Owner Trust 2020-1 C	2.34%	11/17/2025	195	201,427
CarMax Auto Owner Trust 2020-1 D	2.64%	7/15/2026	125	129,005
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	103	104,700
Carvana Auto Receivables Trust 2020-P1 C	1.32%	11/9/2026	400	401,289
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	48	48,035
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	161	163,244
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	76	76,043
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	267	269,896
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	37	36,742
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	825	829,114
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	5	5,327
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	205	210,041
Drive Auto Receivables Trust 2018-5 D	4.30%	4/15/2026	234	242,530
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	237	244,795
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	75	75,870
Drive Auto Receivables Trust 2020-2 C	2.28%	8/17/2026	875	896,161
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	55	55,463
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	10	9,657
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	19	19,065
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	9	9,344
Flagship Credit Auto Trust 2021-2 C†	1.27%	6/15/2027	825	826,269
Ford Credit Auto Owner Trust REV1 2021-1 C†	1.91%	10/17/2033	600	606,049
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	373	375,483

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%		1/16/2024	$100	$101,488
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%		4/15/2025	650	651,142
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%		1/15/2027	650	654,083
Hertz Vehicle Financing LLC 2021-1A A†	1.21%		12/26/2025	265	266,867
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%		9/15/2023	489	490,400
Mercedes-Benz Auto Lease Trust 2019-B A3	2.00%		10/17/2022	63	63,080
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%		11/14/2028	825	902,750
Prestige Auto Receivables Trust 2017-1A D†	3.61%		10/16/2023	290	291,607
Santander Consumer Auto Receivables Trust 2020-B†	1.29%		4/15/2026	681	688,590
Santander Drive Auto Receivables Trust 2018-1 D	3.32%		3/15/2024	217	218,552
Santander Drive Auto Receivables Trust 2018-4 C	3.56%		7/15/2024	43	43,497
Santander Drive Auto Receivables Trust 2019-3 C	2.49%		10/15/2025	437	440,432
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	113	113,255
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%		2/15/2023	6	6,405
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	254	255,111
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	454	460,256
Total					12,798,719

Credit Card 1.62%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	142	144,140
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	600	606,250
Master Credit Card Trust 2021-1A B†	0.79%		11/21/2025	1,200	1,198,842
Newday Funding Master Issuer plc 2021-1A A2†	1.15% (SOFR + 1.10%)	#	3/15/2029	400	400,500
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	217	219,916
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	406	414,447
Total					2,984,095

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others 13.77%
AMMC CLO 19 Ltd. 2016-19A AR†	1.266% (3 Mo. LIBOR + 1.14%)	#	10/16/2028	$170	$169,926
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	675	677,664
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%		3/20/2025	100	102,046
Apidos CLO XXIV 2016-24A A1AL†	1.084% (3 Mo. LIBOR + 0.95%)	#	10/20/2030	250	250,133
BDS Ltd. 2020-FL5 A†	1.315% (1 Mo. SOFR + 1.26%)	#	2/16/2037	450	450,491
BDS Ltd. 2021-FL7 A†	1.166% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	500	500,828
BlueMountain CLO Ltd. 2015-2A A1R†	1.064% (3 Mo. LIBOR + .93%)	#	7/18/2027	150	150,116
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.114% (3 Mo. LIBOR + .98%)	#	7/20/2029	250	250,036
Carlyle US CLO Ltd. 2017-3A A1AR†	1.034% (3 Mo. LIBOR + .90%)	#	7/20/2029	250	249,891
CIFC Funding I Ltd. 2021-1A A1†	1.235% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	570	570,713
CIFC Funding II Ltd. 2013-2A A2L2†	Zero Coupon	#(a)	10/18/2030	850	849,143
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	89	92,593
Dryden 53 CLO Ltd. 2017-53A A†	1.246% (3 Mo. LIBOR + 1.12%)	#	1/15/2031	400	400,592
Dryden XXVI Senior Loan Fund 2013-26A AR†	1.026% (3 Mo. LIBOR + .90%)	#	4/15/2029	265	265,261
Elmwood CLO VI Ltd. 2020-3A A†	1.446% (3 Mo. LIBOR + 1.32%)	#	10/15/2031	250	250,279
Encina Equipment Finance LLC 2021-1A B†	1.21%		2/16/2027	800	801,553
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.075% (3 Mo. LIBOR + .95%)	#	7/24/2030	170	169,971
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.646% (1 Mo. LIBOR + 1.55%)	#	9/15/2028	450	450,292
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.246% (1 Mo. LIBOR + 2.15%)	#	9/15/2028	500	495,523
Greystone CRE Notes Ltd. 2021-FL3 A†	1.107% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	460	464,600

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
HGI CRE CLO Ltd. 2021-FL1 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	6/16/2036	$200	$200,170
HGI CRE CLO Ltd. 2021-FL1 AS†	1.496% (1 Mo. LIBOR + 1.40%)	#	6/16/2036	100	100,306
HGI CRE CLO Ltd. 2021-FL1 B†	1.696% (1 Mo. LIBOR + 1.60%)	#	6/16/2036	100	100,307
Kayne CLO II Ltd. 2018 2A AR†	1.206% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	270	270,444
Kayne CLO III Ltd. 2019-3A BR†	1.676% (3 Mo. LIBOR + 1.55%)	#	4/15/2032	610	609,419
KKR CLO Ltd-29A A†	1.326% (3 Mo. LIBOR + 1.20%)	#	1/15/2032	250	250,312
KREF Ltd. 2021-FL2 A†	1.163% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	360	360,672
KREF Ltd. 2021-FL2 AS†	1.393% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	360	360,514
LCM XXII Ltd. 22A A1R†	1.294% (3 Mo. LIBOR + 1.16%)	#	10/20/2028	250	250,379
LMREC LLC 2021-CRE4 A†	1.188% (1 Mo. LIBOR + 1.05%)	#	4/22/2037	820	821,197
LoanCore Issuer Ltd. 2019-CRE2 C†	2.096% (1 Mo. LIBOR + 2.00%)	#	5/15/2036	630	627,732
Madison Park Funding XI Ltd. 2013-11A AR2†	1.038% (3 Mo. LIBOR + .90%)	#	7/23/2029	250	250,103
Magnetite Ltd. 2021-29A A†	1.116% (3 Mo. LIBOR + .99%)	#	1/15/2034	250	250,064
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	500	530,218
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	1,300	1,304,380
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	486	517,740
Mountain View CLO LLC 2017-1A AR†	1.216% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	250	250,066
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	252	257,261
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.229% (3 Mo. LIBOR + 1.10%)	#	12/21/2029	500	500,126
OCP CLO Ltd. 2020-18A AR†	1.224% (3 Mo. LIBOR + 1.09%)	#	7/20/2032	900	901,878
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.134% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	750	750,374

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Octagon Investment Partners 49 Ltd. 2020-5A A1†	1.346% (3 Mo. LIBOR + 1.22%)	#	1/15/2033	$400	$400,409
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.076% (3 Mo. LIBOR + .95%)	#	7/15/2029	250	250,017
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	609	609,681
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	301	315,044
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	100,379
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	690	719,006
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	5	5,323
OZLM VIII Ltd. 2014-8A A1RR†	1.304% (3 Mo. LIBOR + 1.17%)	#	10/17/2029	397	397,179
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	491	492,025
Palmer Square Loan Funding Ltd. 2018-5A A1†	0.984% (3 Mo. LIBOR + .85%)	#	1/20/2027	101	100,814
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	100	100,521
Progress Residential Trust 2021-SFR8 B†(b)	1.681%		9/17/2038	460	460,993
Regatta Funding LP 2013-2A A1R3†	0.976% (3 Mo. LIBOR + .85%)	#	1/15/2029	351	350,708
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	23	22,616
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	500	518,652
SCF Equipment Leasing LLC 2020-1A B†	2.02%		3/20/2028	547	555,969
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500	500,208
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000	1,002,544
Sound Point CLO III-R Ltd. 2013-2RA B†	1.576% (3 Mo. LIBOR + 1.45%)	#	4/15/2029	250	249,762
TRP LLC 2021-1 A†	2.07%		6/19/2051	349	351,415
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	769	769,981
Total					25,348,559

Student Loans 0.57%
Massachusetts Educational Financing Authority 2008-1 A1	1.075% (3 Mo. LIBOR + .95%)	#	4/25/2038	77	77,639
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	374	376,418

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Student Loans (continued)
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	$566	$568,176
Towd Point Asset Trust 2018-SL1 A†	0.684% (1 Mo. LIBOR + .60%)	#	1/25/2046	34	33,977
Total					1,056,210
Total Asset-Backed Securities (cost $42,085,609)					42,287,973

CORPORATE BONDS 34.86%

Aerospace/Defense 0.76%
Boeing Co. (The)	4.508%		5/1/2023	800	847,878
Boeing Co. (The)	4.875%		5/1/2025	500	559,161
Total					1,407,039

Agriculture 0.97%
BAT Capital Corp.	2.789%		9/6/2024	322	338,460
BAT Capital Corp.	3.222%		8/15/2024	354	375,748
Imperial Brands Finance plc (United Kingdom)†(c)	3.125%		7/26/2024	200	210,954
Reynolds American, Inc.	4.45%		6/12/2025	410	454,515
Viterra Finance BV (Netherlands)†(c)	2.00%		4/21/2026	400	404,350
Total					1,784,027

Apparel 0.45%
PVH Corp.	7.75%		11/15/2023	186	212,419
Tapestry, Inc.	4.25%		4/1/2025	575	623,781
Total					836,200

Auto Manufacturers 2.37%
Daimler Finance North America LLC†	3.40%		2/22/2022	175	177,624
Daimler Finance North America LLC†	3.875%		9/15/2021	600	600,794
General Motors Co.	5.40%		10/2/2023	293	320,415
General Motors Financial Co., Inc.	2.75%		6/20/2025	294	308,905
General Motors Financial Co., Inc.	3.15%		6/30/2022	88	89,787
General Motors Financial Co., Inc.	3.70%		5/9/2023	167	174,607
General Motors Financial Co., Inc.	3.95%		4/13/2024	140	150,179
General Motors Financial Co., Inc.	5.10%		1/17/2024	1,122	1,228,548
Hyundai Capital America†	0.875%		6/14/2024	240	239,192
Stellantis N.V. (Netherlands)(c)	5.25%		4/15/2023	575	615,014
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	200	203,472
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	253	263,574
Total					4,372,111

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks 9.01%
ABN AMRO Bank NV (Netherlands)(c)	6.25%		4/27/2022	$600	$621,950
AIB Group plc (Ireland)†(c)	4.75%		10/12/2023	500	540,200
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	225	224,884
Bank of Ireland Group plc (Ireland)†(c)	4.50%		11/25/2023	488	526,383
Barclays plc (United Kingdom)(c)	4.61% (3 Mo. LIBOR + 1.40%)	#	2/15/2023	727	740,880
BBVA Bancomer SA†	4.375%		4/10/2024	200	216,950
CIT Group, Inc.	5.00%		8/1/2023	407	439,051
Danske Bank A/S (Denmark)†(c)	1.171% (1 Yr Treasury CMT + 1.03%)	#	12/8/2023	200	201,079
Danske Bank A/S (Denmark)†(c)	1.226%		6/22/2024	230	232,470
Danske Bank A/S (Denmark)†(c)	3.001% (3 Mo. LIBOR + 1.25%)	#	9/20/2022	200	200,242
Danske Bank A/S (Denmark)†(c)	5.00%		1/12/2022	983	998,616
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024	746	822,777
Emirates NBD Bank PJSC
(United Arab Emirates)(c)	3.25%		11/14/2022	500	515,438
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	225	224,953
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR +.82%)	#	10/31/2022	700	702,836
HSBC Holdings plc (United Kingdom)(c)	0.732% (SOFR + .53%)	#	8/17/2024	200	200,437
HSBC Holdings plc (United Kingdom)(c)	0.976% (SOFR + .71%)	#	5/24/2025	200	200,157
Intesa Sanpaolo SpA (Italy)†(c)	3.375%		1/12/2023	1,250	1,297,003
Macquarie Group Ltd. (Australia)†(c)	1.141% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	442	446,201
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	257	256,510
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	291	291,624
Santander Holdings USA, Inc.	3.50%		6/7/2024	450	480,214
Standard Chartered plc (United Kingdom)†(c)	0.991% (1 Yr Treasury CMT + .78%)	#	1/12/2025	200	199,830
Standard Chartered plc (United Kingdom)†(c)	1.214% (1 Yr Treasury CMT + .88%)	#	3/23/2025	200	201,012
Standard Chartered plc (United Kingdom)†(c)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	461	481,881

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Standard Chartered plc (United Kingdom)†(c)	5.20%		1/26/2024	$236	$257,740
Standard Chartered plc (United Kingdom)(c)	5.70%		1/25/2022	1,000	1,019,659
UBS AG	7.625%		8/17/2022	1,286	1,368,910
UBS AG (Switzerland)(c)	5.125%		5/15/2024	724	796,307
UBS AG (United Kingdom)†(c)	1.75%		4/21/2022	555	559,945
UniCredit SpA (Italy)†(c)	6.572%		1/14/2022	900	919,156
UniCredit SpA (Italy)†(c)	7.83%		12/4/2023	350	403,371
Total					16,588,666

Chemicals 0.48%
International Flavors & Fragrances, Inc.†	0.697%		9/15/2022	311	311,911
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	79	78,802
LYB International Finance III LLC	1.145% (3 Mo. LIBOR + 1.00%)	#	10/1/2023	500	500,330
Total					891,043

Commercial Services 0.65%
IHS Markit Ltd. (United Kingdom)†(c)	5.00%		11/1/2022	250	259,987
Triton Container International Ltd.†	0.80%		8/1/2023	73	72,988
Triton Container International Ltd.†	1.15%		6/7/2024	45	45,047
United Rentals North America, Inc.	3.875%		11/15/2027	775	815,300
Total					1,193,322

Computers 0.88%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	1,359	1,465,144
Hewlett Packard Enterprise Co.	0.858% (3 Mo. LIBOR + .72%)	#	10/5/2021	150	150,007
Total					1,615,151

Diversified Financial Services 2.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.625%		7/1/2022	500	517,032
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024	900	977,291
Aircastle Ltd.	4.40%		9/25/2023	232	247,589
Aircastle Ltd.	5.00%		4/1/2023	187	199,327
Aircastle Ltd.†	5.25%		8/11/2025	59	66,167
Aviation Capital Group LLC†	3.875%		5/1/2023	100	104,637
Aviation Capital Group LLC†	5.50%		12/15/2024	347	391,209
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.625%		5/1/2022	280	284,967
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	150	162,734

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%		10/1/2023	$260	$280,402
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%		5/15/2024	749	821,793
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	60	67,911
Citigroup Global Markets Holdings Inc.	0.75%		6/7/2024	177	176,420
Park Aerospace Holdings Ltd. (Ireland)†(c)	4.50%		3/15/2023	187	196,307
Total					4,493,786

Electric 3.28%
AES Corp. (The)†	3.30%		7/15/2025	200	213,944
American Transmission Systems, Inc.†	5.25%		1/15/2022	800	813,326
Ausgrid Finance Pty Ltd. (Australia)†(c)	3.85%		5/1/2023	56	58,320
CenterPoint Energy, Inc.	0.70% (SOFR + .65%)	#	5/13/2024	297	297,465
Cleco Corporate Holdings LLC	3.743%		5/1/2026	250	273,154
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	225	255,208
Comision Federal de Electricidad (Mexico)†(c)	4.875%		1/15/2024	700	758,877
Edison International	3.125%		11/15/2022	450	462,822
Emera US Finance LP†	0.833%		6/15/2024	41	40,793
FirstEnergy Corp.	3.35%		7/15/2022	170	171,930
Jersey Central Power & Light Co.†	4.70%		4/1/2024	200	217,214
NRG Energy, Inc.†	3.75%		6/15/2024	799	852,542
OGE Energy Corp.	0.703%		5/26/2023	399	399,258
Pacific Gas and Electric Co.	1.367%		3/10/2023	177	176,539
Pacific Gas and Electric Co.	3.15%		1/1/2026	482	492,170
Pacific Gas and Electric Co.	3.75%		2/15/2024	150	156,212
Puget Energy, Inc.	5.625%		7/15/2022	70	72,332
San Diego Gas & Electric Co.	1.914%		2/1/2022	3	2,511
Vistra Operations Co. LLC†	3.55%		7/15/2024	309	326,967
Total					6,041,584

Electronics 0.04%
SYNNEX Corp.†	1.25%		8/9/2024	81	81,082

Engineering & Construction 0.00%
Fluor Corp.	3.50%		12/15/2024	7	7,366

Food 0.20%
Land O’Lakes, Inc.†	6.00%		11/15/2022	345	362,512

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas 1.02%
Atmos Energy Corp.	0.625%		3/9/2023	$92	$92,010
CenterPoint Energy Resources Corp.	0.70%		3/2/2023	850	850,126
Centrica plc (United Kingdom)†(c)	4.00%		10/16/2023	400	417,803
ONE Gas, Inc.	0.735% (3 Mo. LIBOR + .61%)	#	3/11/2023	280	280,039
ONE Gas, Inc.	0.85%		3/11/2023	115	115,011
ONE Gas, Inc.	1.10%		3/11/2024	115	115,016
Total					1,870,005

Health Care-Services 0.85%
Centene Corp.	4.25%		12/15/2027	300	317,250
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	336	343,413
HCA, Inc.	5.25%		4/15/2025	680	776,504
Humana, Inc.	0.65%		8/3/2023	120	120,097
Total					1,557,264

Home Builders 0.73%
Lennar Corp.	4.875%		12/15/2023	500	540,940
Lennar Corp.	5.375%		10/1/2022	500	526,622
Lennar Corp.	5.875%		11/15/2024	200	225,750
Toll Brothers Finance Corp.	4.375%		4/15/2023	24	25,050
Toll Brothers Finance Corp.	4.875%		11/15/2025	30	33,825
Total					1,352,187

Insurance 0.18%
CNO Financial Group, Inc.	5.25%		5/30/2025	300	339,655

Internet 0.00%
E*TRADE Financial Corp.	2.95%		8/24/2022	5	5,121

Iron/Steel 0.22%
POSCO (South Korea)†(c)	2.375%		11/12/2022	400	407,990

Lodging 0.04%
Las Vegas Sands Corp.	3.20%		8/8/2024	77	80,033

Machinery-Diversified 0.29%
Otis Worldwide Corp.	0.595% (3 Mo. LIBOR + .45%)	#	4/5/2023	425	425,153
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024	100	107,848
Total					533,001

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 0.30%
RELX, Inc.†	6.625%		10/15/2023	$500	$559,638

Mining 1.84%
Anglo American Capital plc (United Kingdom)†(c)	3.625%		9/11/2024	1,400	1,510,880
Anglo American Capital plc (United Kingdom)†(c)	4.125%		9/27/2022	200	206,663
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%		11/15/2021	361	364,617
Glencore Funding LLC†	1.625%		4/27/2026	83	83,331
Glencore Funding LLC†	4.125%		5/30/2023	357	377,895
Glencore Funding LLC†	4.625%		4/29/2024	764	837,001
Total					3,380,387

Miscellaneous Manufacturing 0.03%
Pentair Finance Sarl (Luxembourg)(c)	3.15%		9/15/2022	45	45,733

Oil & Gas 3.13%
Cenovus Energy, Inc. (Canada)(c)	3.80%		9/15/2023	201	211,568
Cenovus Energy, Inc. (Canada)(c)	3.95%		4/15/2022	158	160,018
Cenovus Energy, Inc. (Canada)(c)	5.375%		7/15/2025	426	483,780
Continental Resources, Inc.	4.50%		4/15/2023	229	239,019
Devon Energy Corp.†	5.25%		9/15/2024	203	225,385
Devon Energy Corp.†	5.25%		10/15/2027	673	716,195
Devon Energy Corp.†	8.25%		8/1/2023	524	591,248
Diamondback Energy, Inc.	0.90%		3/24/2023	417	417,007
Diamondback Energy, Inc.	4.75%		5/31/2025	136	152,328
Harvest Operations Corp. (Canada)†(c)	1.00%		4/26/2024	200	200,164
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	346	373,042
Petroleos Mexicanos (Mexico)(c)	3.775% (3 Mo. LIBOR + 3.65%)	#	3/11/2022	300	302,859
Phillips 66	0.745% (3 Mo. LIBOR + .62%)	#	2/15/2024	250	250,234
Suncor Energy Ventures Corp. (Canada)†(c)	4.50%		4/1/2022	900	913,023
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%		8/15/2025	200	205,470
Viper Energy Partners LP†	5.375%		11/1/2027	300	315,121
Total					5,756,461

Pharmaceuticals 0.41%
Bayer US Finance II LLC†	3.875%		12/15/2023	700	746,878

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Pipelines 1.38%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	$289	$328,464
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	275	312,040
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025	334	373,275
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	15	15,218
MPLX LP	1.223% (3 Mo. LIBOR + 1.10%)	#	9/9/2022	633	632,985
MPLX LP	3.50%		12/1/2022	50	51,723
Plains All American Pipeline LP/PAA Finance Corp.	2.85%		1/31/2023	750	768,078
Texas Eastern Transmission LP†	2.80%		10/15/2022	50	50,945
Total					2,532,728

Real Estate Investment Trusts 1.06%
CyrusOne LP/CyrusOne Finance Corp.	2.90%		11/15/2024	1,000	1,049,430
GLP Capital LP/GLP Financing II, Inc.	3.35%		9/1/2024	337	356,497
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350	392,824
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	147	155,820
Total					1,954,571

Semiconductors 0.96%
Microchip Technology, Inc.†	0.972%		2/15/2024	542	542,772
Microchip Technology, Inc.	2.67%		9/1/2023	400	415,525
Skyworks Solutions, Inc.	0.90%		6/1/2023	800	802,190
Total					1,760,487

Shipbuilding 0.07%
Huntington Ingalls Industries, Inc.†	0.67%		8/16/2023	121	121,087

Software 0.53%
VMware, Inc.	1.00%		8/15/2024	111	111,490
VMware, Inc.	2.95%		8/21/2022	850	869,637
Total					981,127

Transportation 0.29%
Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%		5/2/2023	500	530,020
Total Corporate Bonds (cost $63,839,198)					64,188,262

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 3.16%

Aerospace/Defense 0.54%
Boeing Company The Delayed Draw Term Loan	1.369% (3 Mo. LIBOR + 1.25%)		2/7/2022	$1,000	$999,750

Computer Hardware 0.47%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%)		9/19/2025	857	858,124

Financial Services 0.39%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(c)	–	(e)	10/6/2023	717	716,111

Government 0.72%
Seminole Tribe of Florida 2018 Term Loan B	1.836% (1 Mo. LIBOR + 1.75%)		7/8/2024	1,335	1,334,723

Leasing 0.18%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.50% (1 Mo. LIBOR + 1.75%)		1/15/2025	332	330,726

Media 0.12%
Nielsen Finance LLC USD Term Loan B4	2.096% (1 Mo. LIBOR + 2.00%)		10/4/2023	214	213,647

Miscellaneous 0.43%
Charter Communications Operating, LLC 2019 Term Loan B1	1.84% (1 Mo. LIBOR + 1.75%)		4/30/2025	789	787,506

Oil 0.09%
Phillips 66 Partners LP Delayed Draw Term Loan(g)	–	(e)	11/20/2023	177	176,097	(f)

Telecommunications 0.22%
AT&T Inc. 2021 Delayed Draw Term Loan	1.088% (1 Mo. LIBOR + 1.00%)		1/28/2022	405	405,506	(f)
Total Floating Rate Loans (cost $5,825,720)					5,822,190

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.94%

Bermuda 0.11%
Government of Bermuda†	4.138%		1/3/2023	$200	$208,729

Indonesia 0.15%
Republic of Indonesia(c)	4.45%		2/11/2024	250	273,075

Japan 0.47%
Japan Finance Organization for Municipalities(c)	2.00%		4/21/2022	850	860,654

Romania 0.07%
Republic of Romania†(c)	4.875%		1/22/2024	120	131,755

Saudi Arabia 0.14%
Saudi Government International Bond†(c)	2.875%		3/4/2023	250	258,771
Total Foreign Government Obligations (cost $1,728,084)					1,732,984

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATION 0.01%
Government National Mortgage Assoc. 2014-112 A (cost $10,444)	3.00%	#(h)	1/16/2048	10	10,740

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 2.55%
Federal National Mortgage Assoc.(i) (cost $4,692,756)	3.00%		TBA	4,460	4,702,338

MUNICIPAL BOND 0.08%

Miscellaneous
State of Illinois (cost $144,205)	4.95%		6/1/2023	141	148,982

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 16.08%
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(h)	5/25/2065	149	149,254
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	100,032
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.026% (1 Mo. LIBOR + .93%)	#	12/15/2036	350	350,421
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.046% (1 Mo. LIBOR + .95%)	#	6/15/2035	450	450,616
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.652%	#(h)	3/10/2037	230	245,315
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.215% (1 Mo. SOFR + 1.16%)	#	9/15/2036	58	58,539
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	300	318,152
BBCMS Mortgage Trust 2018-TALL A†	0.818% (1 Mo. LIBOR + .72%)	#	3/15/2037	500	500,475

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust 2018-TALL C†	1.217% (1 Mo. LIBOR + 1.12%)	#	3/15/2037	$340	$332,880
BBCMS Mortgage Trust 2020-C7	2.021%		4/15/2053	250	256,725
BDS 2021-FL8 A†	1.016% (1 Mo. LIBOR + .92%)	#	1/18/2036	360	360,828
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	220	222,862
BFLD 2019-DPLO E†	2.336% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	520	517,703
BHMS 2018-ATLS A†	1.346% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	340	340,991
BHMS 2018-ATLS C†	1.996% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	890	891,696
BX 2021-MFM1 A†	0.796% (1 Mo. LIBOR + .70%)	#	1/15/2034	250	250,527
BX Commercial Mortgage Trust 2019-IMC A†	1.096% (1 Mo. LIBOR + 1.00%)	#	4/15/2034	600	600,748
BX Commercial Mortgage Trust 2019-XL A†	1.016% (1 Mo. LIBOR + .92%)	#	10/15/2036	179	179,200
BX Commercial Mortgage Trust 2019-XL B†	1.176% (1 Mo. LIBOR + 1.08%)	#	10/15/2036	89	89,577
BX Commercial Mortgage Trust 2019-XL C†	1.346% (1 Mo. LIBOR + 1.25%)	#	10/15/2036	89	89,584
BX Commercial Mortgage Trust 2019-XL D†	1.546% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	813	815,536
BX Commercial Mortgage Trust 2019-XL E†	1.896% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	89	89,633
BX Trust 2017-SLCT D†	2.146% (1 Mo. LIBOR + 2.05%)	#	7/15/2034	7	6,796
BX Trust 2018-GW A†	0.896% (1 Mo. LIBOR + .80%)	#	5/15/2035	773	773,997
BXHPP Trust 2021-FILM A†	0.746% (1 Mo. LIBOR + .65%)	#	8/15/2036	440	440,953
BXHPP Trust 2021-FILM B†	0.996% (1 Mo. LIBOR + .90%)	#	8/15/2036	460	461,391
BXHPP Trust 2021-FILM XCP†	0.882%	#(h)	8/15/2036	58,095	499,327
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(h)	5/15/2052	50	52,044
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	80,782
CHT Mortgage Trust 2017-CSMO A†	1.026% (1 Mo. LIBOR + .93%)	#	11/15/2036	480	480,978

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CHT Mortgage Trust 2017-CSMO B†	1.496% (1 Mo. LIBOR + 1.40%)	#	11/15/2036	$890	$892,247
CHT Mortgage Trust 2017-CSMO C†	1.596% (1 Mo. LIBOR + 1.50%)	#	11/15/2036	300	300,770
CIM Retail Portfolio Trust 2021-RETL E†	3.846% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	500	503,067
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	132	133,569
Citigroup Commercial Mortgage Trust 2013-375P C†	3.635%	#(h)	5/10/2035	275	281,764
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	7	6,911
Citigroup Commercial Mortgage Trust 2016-GC36	3.616%		2/10/2049	100	109,952
Citigroup Commercial Mortgage Trust 2016-GC37	3.314%		4/10/2049	225	244,671
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	6	6,200
COMM CCRE1 Mortgage Trust 2012-CR1 B	4.612%		5/15/2045	608	613,895
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	219	239,185
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	185	188,667
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.732%	#(h)	8/10/2049	100	107,058
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	115,371
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17	18,843
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280	293,530
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.463%	#(h)	7/10/2050	10	10,910
Credit Suisse Mortgage Capital Certificates 2020-NQMI A1†	1.208%		5/25/2065	198	198,810
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	87	87,059
Credit Suisse Mortgage Capital Certificates 2021-ADV A†	1.496% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	450	450,864
DBWF Mortgage Trust 2018-GLKS A†	1.116% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	380	380,515

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	$60	$60,247
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(h)	5/25/2065	70	70,410
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	500	526,087
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	101	101,364
Great Wolf Trust 2019-WOLF B†	1.43% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	290	290,129
Great Wolf Trust 2019-WOLF C†	1.729% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	400	399,839
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	101,962
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	160	161,220
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.046% (1 Mo. LIBOR + .95%)	#	7/15/2035	774	774,339
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon#(h)		10/15/2036	21,863	437
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.596% (1 Mo. LIBOR + 1.50%)	#	6/15/2038	100	100,129
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.246% (1 Mo. LIBOR + 1.15%)	#	8/15/2032	385	385,450
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.596% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	185	185,244
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon#(h)		8/15/2032	10,131	216
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	270	270,737
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	339	359,873
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	225	245,618
GS Mortgage Securities Trust 2016-GS2	3.05%		5/10/2049	425	457,606
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,335
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	500	520,432

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HPLY Trust 2019-HIT A†	1.096% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	$151	$150,717
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	91,781
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(h)	5/15/2048	300	312,035
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	225	238,018
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	66	66,023
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	239	238,772
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	2.236% (1 Mo. LIBOR + 2.14%)	#	10/15/2032	34	33,097
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.396% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	8	8,017
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.696% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	146	146,734
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%)	#	11/15/2035	48	48,224
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%)	#	11/15/2035	12	11,364
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70% (1 Mo. LIBOR + 1.70%)	#	11/15/2035	12	11,176
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.29% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	10	9,704
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	20,116
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,526
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.99% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	12	12,048
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	14	14,736
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	368	385,861

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	$33	$32,824
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	300	314,028
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	60	61,940
KKR Industrial Portfolio Trust 2021-KDIP A†	0.646% (1 Mo. LIBOR + .55%)	#	12/15/2037	150	150,185
KNDR 2021-KIND A†	1.05% (1 Mo. LIBOR + .95%)	#	8/15/2026	450	450,871
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.796% (1 Mo. LIBOR + .70%)	#	3/15/2038	500	501,077
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	99,590
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	29	29,737
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	60	64,785
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,331
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	500	505,253
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	31	31,139
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(h)	11/15/2032	33	34,066
One New York Plaza Trust 2020-1NYP A†	1.046% (1 Mo. LIBOR + .95%)	#	1/15/2026	450	452,750
One New York Plaza Trust 2020-1NYP AJ†	1.346% (1 Mo. LIBOR + 1.25%)	#	1/15/2026	290	292,057
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.034% (1 Mo. LIBOR + .95%)	#	7/25/2036	460	460,989
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	14	14,812
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	15	15,282
RETL 2019-RVP C†	2.196% (1 Mo. LIBOR + 2.10%)	#	3/15/2036	27	27,425
SFO Commerical Mortgage Trust 2021 555 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	320	321,395

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SLIDE 2018-FUN A†	1.246% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	$238	$238,527
SLIDE 2018-FUN B†	1.596% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	93	93,010
SLIDE 2018-FUN C†	1.896% (1 Mo. LIBOR + 1.80%)	#	6/15/2031	9	9,279
SLIDE 2018-FUN D†	2.196% (1 Mo. LIBOR + 2.10%)	#	6/15/2031	568	563,673
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(h)	12/15/2020	5,552	56	(j)
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(h)	4/25/2065	127	128,190
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	100	100,592
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	45	46,113
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	242	250,163
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	1	684
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	109	109,618
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	191	191,603
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(h)	3/25/2060	78	78,706
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(h)	3/25/2065	108	108,752
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(h)	4/25/2065	83	83,955
VMC Finance LLC 2019-FL3 A†	1.193% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	311	310,948
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	86	88,013
VNDO Mortgage Trust 2012-6AVE C†	3.448%	#(h)	11/15/2030	309	316,036
Waikiki Beach Hotel Trust 2019-WBM D†	2.126% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	200	199,253
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40	42,473
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A3	3.354%		9/15/2057	24	26,073
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	60	65,819
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	26,548
West Town Mall Trust 2017-KNOX C†	4.491%	#(h)	7/5/2030	15	14,910
West Town Mall Trust 2017-KNOX D†	4.491%	#(h)	7/5/2030	15	14,822
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.892%	#(h)	6/15/2045	25	23,682

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	$21	$21,713
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	93,705
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	140	150,782
WFLD Mortgage Trust 2014-MONT A†	3.88%	#(h)	8/10/2031	275	290,046
Total Non-Agency Commercial Mortgage-Backed Securities (cost $29,490,676)					29,612,323

U.S. TREASURY OBLIGATIONS 19.13%
U.S. Treasury Bill	Zero Coupon		10/21/2021	8,650	8,649,460
U.S. Treasury Note	0.125%		5/31/2023	5,802	5,797,467
U.S. Treasury Note	0.125%		6/30/2023	19,250	19,236,465
U.S. Treasury Note	0.625%		7/31/2026	1,561	1,550,390
Total U.S. Treasury Obligations (cost $35,219,395)					35,233,782
Total Long-Term Investments (cost $183,036,087)					183,739,574

SHORT-TERM INVESTMENTS 3.18%

COMMERCIAL PAPER 0.32%

Chemicals
FMC Corp. (cost $576,892)	0.456%		9/16/2021	577	576,892

REPURCHASE AGREEMENTS 2.86%
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $5,400,900 of U.S. Treasury Note at 0.375% due 04/30/2025; value: $5,372,650; proceeds: $5,267,225 (cost $5,267,225)				5,267	5,267,225
Total Short-Term Investments (cost $5,844,117)					5,844,117
Total Investments in Securities 102.95% (cost $188,880,204)					189,583,691
Less Unfunded Loan Commitments (0.10)% (cost $176,871)					(176,097)
Net Investments 102.85% (cost $188,703,333)					189,407,594
Other Assets and Liabilities - Net(k) (2.85%)					(5,248,818)
Net Assets 100.00%					$184,158,776

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND August 31, 2021

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $92,752,824, which represents 50.37% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Security partially/fully unfunded.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at August 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.AA.9	Morgan Stanley	1.50%	9/17/2058	$500,000	$507,635	$2,432	$5,203	$7,635

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $5,203. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Futures Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2021	54	Long	$11,889,114	$11,897,719	$8,605

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND August 31, 2021

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2021	63	Short	(7,789,977)	$(7,794,281)	$(4,304)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$42,287,973	$–	$42,287,973
Corporate Bonds	–	64,188,262	–	64,188,262
Floating Rate Loans Less Unfunded Loan Commitments	–	–	(176,097)	(176,097)
Oil	–	–	176,097	176,097
Telecommunications	–	–	405,506	405,506
Remaining Industries	–	5,240,587	–	5,240,587
Foreign Government Obligations	–	1,732,984	–	1,732,984
Government Sponsored Enterprises Collateralized Mortgage Obligation	–	10,740	–	10,740
Government Sponsored Enterprises Pass-Through	–	4,702,338	–	4,702,338
Municipal Bond	–	148,982	–	148,982
Non-Agency Commercial Mortgage-Backed Securities	–	29,612,267	56	29,612,323
U.S. Treasury Obligations	–	35,233,782	–	35,233,782
Short-Term Investments
Commercial Paper	–	576,892	–	576,892
Repurchase Agreements	–	5,267,225	–	5,267,225
Total	$–	$189,002,032	$405,562	$189,407,594
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$7,635	$–	$7,635
Liabilities	–	–	–	–
Futures Contracts
Assets	8,605	–	–	8,605
Liabilities	(4,304)	–	–	(4,304)
Total	$4,301	$7,635	$–	$11,936

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.24%

ASSET-BACKED SECURITIES 23.16%

Auto Floor Plan 0.92%
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024	$137,580	$139,556,364
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026	87,098	92,711,266
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	104,527	106,049,018
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	83,702	85,128,382
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	48,111	48,298,902
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	19,277	19,363,912
Nissan Master Owner Trust Receivables 2019-A A	0.656% (1 Mo. LIBOR + .56%)	#	2/15/2024	84,750	84,952,485
Total					576,060,329

Automobiles 8.87%
Ally Auto Receivables Trust 2019-3 A3	1.93%		5/15/2024	39,282	39,633,103
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	6,909	6,922,385
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%		2/18/2025	28,000	28,420,442
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%		2/18/2025	36,750	37,880,305
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%		1/21/2025	36,007	36,456,864
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	15,875	15,956,674
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%		7/15/2024	9,953	10,049,081
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%		3/20/2025	22,004	23,716,045
Avis Budget Rental Car Funding AESOP LLC 2018-2A D†	3.04%		3/20/2025	59,000	59,651,478	(a)
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%		2/20/2027	22,560	23,313,985
Bank of The West Auto Trust 2017-1 A4†	2.33%		9/15/2023	15,486	15,567,450

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%	6/15/2023	$11,095	$11,105,372
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	12,955,078
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	15,037	15,193,654
CarMax Auto Owner Trust 2020-2 A4	2.05%	5/15/2025	35,731	36,793,708
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	23,649	24,039,289
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	34,794	34,883,516
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	7,963	8,076,909
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	495	496,030
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	4,241	4,275,021
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500	3,635,871
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	6,843	6,895,599
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	7,669	7,869,988
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	7,587	7,601,429
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	32,337	32,687,688
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448	11,824,158
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	13,788	13,923,501
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	48,200	48,440,364
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	165	165,126
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	16,422	16,512,068
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	13,399	13,448,268
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	41,343	42,341,748
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	20,994	21,193,117
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	34,922	35,341,279
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,026	27,941,744
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	60,471	61,172,603
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	46,783	48,057,977
Drive Auto Receivables Trust 2020-2 A3	0.83%	5/15/2024	10,679	10,692,126
Drive Auto Receivables Trust 2020-2 B	1.42%	3/17/2025	9,000	9,061,477
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	39,725	39,976,332
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	37,120	37,370,657
Drive Auto Receivables Trust 2021-2 A2	0.36%	5/15/2024	107,335	107,347,236
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	91,455	91,580,458
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	83,405	83,716,425
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	8,941	8,952,582
Exeter Automobile Receivables Trust 2021-2A A2	0.27%	1/16/2024	41,275	41,284,200
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	29,900	30,019,283
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	52,760	52,926,041

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust 2021-3A A2	0.34%	1/16/2024	$79,285	$79,293,642
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	61,755	62,060,236
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	40,830	40,923,231
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,013	28,767,317
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	1,415	1,419,024
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	120,180	120,185,275
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	107,486	107,572,784
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	39,102,398
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	97,245	102,794,947
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	89,401	95,626,778
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	80,663	80,787,689
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	157,421	157,423,259
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	48,939	52,794,087
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	76,875	77,976,281
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	11,175	11,256,714
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	38,356	38,533,772
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,545	13,971,429
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	103,164	103,313,258
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	58,941	58,961,511
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	65,136	65,220,208
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	169,484	169,501,892
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	139,892	140,000,053
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	81,895	82,938,997
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	91,200	91,842,522
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	25,000	25,300,040
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,000	11,224,371
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	38,483	38,708,514
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	81,372	81,504,978
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	119,922	119,929,218
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	144,530	144,565,728
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	50,226	50,246,924
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	52,041	52,044,473
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	71,069	71,088,906
Nissan Auto Lease Trust 2020-B A3	0.43%	10/16/2023	93,172	93,359,509

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	$5,170	$5,184,901
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	64,820	65,295,506
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	58,188	58,309,345
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%	4/15/2024	115,918	115,968,185
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	71,680	72,303,659
Santander Drive Auto Receivables Trust 2021-3 A2	0.29%	5/15/2024	204,235	204,385,725
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	39,672	40,702,869
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	159,370	159,837,560
Toyota Auto Loan Extended Note Trust 2020-1†	1.35%	5/25/2033	179,000	182,772,962
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	50,129	50,144,976
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	84,958	85,076,873
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	73,643	74,162,213
Westlake Automobile Receivables Trust 2021-2A C†	0.89%	7/15/2026	53,150	53,280,701
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	6,254	6,285,657
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	47,426	48,733,725
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	54,700	54,939,241
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	61,941	62,794,522
Westlake Automobile Receivables Trust 2020-1A B†	1.94%	4/15/2025	48,382	48,862,124
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%	4/15/2025	157,075	157,157,402
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%	2/15/2024	48,093	48,224,655
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	29,174	29,630,844

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	$8,886	$9,120,000
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	25,464	26,046,550
Total					5,526,825,894

Credit Card 1.32%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	32,109	32,592,825
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	12,714	12,971,642
Barclays Dryrock Issuance Trust 2018-1 A	0.426% (1 Mo. LIBOR + .33%)	#	7/15/2024	24,804	24,807,562
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	21,237	21,555,478
Discover Card Execution Note Trust 2018-A2	0.426% (1 Mo. LIBOR + .33%)	#	8/15/2025	5,100	5,121,966
Golden Credit Card Trust 2018-4A A†	3.44%		8/15/2025	53,161	56,364,067
Master Credit Card Trust II 2020-1A A†	1.99%		9/21/2024	12,223	12,550,034
Master Credit Card Trust II Series 2018-1A A†	0.578% (1 Mo. LIBOR + .49%)	#	7/21/2024	149,340	150,189,864
Newday Funding Master Issuer plc 2021-1A A2†	1.15% (SOFR + 1.10%)	#	3/15/2029	19,600	19,624,495
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	31,250	32,468,031
Perimeter Master Note Business Trust 2021-1A A†	3.19%		5/15/2024	46,000	45,932,608	(a)
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	37,797,568
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	95,554	95,944,032
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	19,966	20,036,234
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	132,435	134,214,966
World Financial Network Credit Card Master Trust 2019-A M	3.61%		12/15/2025	29,519	29,874,421
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	4,451	4,531,286
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	81,668	83,367,078
Total					819,944,157

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others 11.38%
A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	$60,729	$61,429,727
ACAM Ltd. 2019-FL1 A†	1.565% (1 Mo. SOFR + 1.51%)	#	11/17/2034	94,772	95,434,902
ACAM Ltd. 2019-FL1 AS†	1.915% (1 Mo. SOFR + 1.86%)	#	11/17/2034	25,000	25,281,267
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	89,250	89,439,978
AIMCO CLO Series 2018-BA AR†	1.226% (3 Mo. LIBOR + 1.10%)	#	1/15/2032	69,000	69,068,531
AMMC CLO 19 Ltd. 2016-19A AR†	1.266% (3 Mo. LIBOR + 1.14%)	#	10/16/2028	56,606	56,634,396
AMMC CLO Ltd. 2016-19A BR†	1.926% (3 Mo. LIBOR + 1.80%)	#	10/16/2028	29,854	29,917,726
AMMC CLO Ltd. 2016-19A CR†	2.676% (3 Mo. LIBOR + 2.55%)	#	10/16/2028	13,000	13,118,182
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	9,335	9,429,601
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	26,344	26,707,442
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.182% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	31,258	31,277,421
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.182% (3 Mo. LIBOR + 1.05%)	#	1/28/2031	40,886	40,916,652
Apidos CLO 2015-22A A1R†	1.194% (3 Mo. LIBOR + 1.06%)	#	4/20/2031	80,936	81,065,044
Apidos CLO XXIV 2016-24A A1AL†	1.084% (3 Mo. LIBOR + .95%)	#	10/20/2030	32,680	32,697,337
Apidos CLO XXXI 2019-31A A1R†	1.229% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	86,400	86,480,663
Aqua Finance Trust 2019-A 2019-A A†	3.14%		7/16/2040	36,176	37,097,346
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 A†	1.196% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	60,530	60,624,754
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	6/15/2028	35,293	35,347,245
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2037	55,365	55,417,231

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
ARES L CLO Ltd. 2018-50A AR†	1.176% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	$121,260	$121,047,904
Bain Capital Credit CLO Ltd. 2017-1A A1R†	1.104% (3 Mo. LIBOR + .97%)	#	7/20/2030	102,650	102,643,153
Bain Capital Credit CLO Ltd. 2020-5A A1†	1.354% (3 Mo. LIBOR + 1.22%)	#	1/20/2032	72,770	72,856,436
Ballyrock CLO Ltd. 2019-1A A1R†	Zero Coupon	#(b)	7/15/2032	141,710	141,310,973
Barings CLO Ltd. 2019-3A A1R†	1.204% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	117,460	117,430,635
BDS Ltd. 2019-FL3 A†	1.493% (1 Mo. LIBOR + 1.40%)	#	12/15/2035	17,715	17,730,262
BDS Ltd. 2021-FL7 A†	1.166% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	104,240	104,412,517
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	1.314% (3 Mo. LIBOR + 1.18%)	#	1/20/2032	77,740	77,834,120
BlueMountain CLO Ltd. 2013-1A A1R2†	1.364% (3 Mo. LIBOR + 1.23%)	#	1/20/2029	42,012	42,070,722
BlueMountain CLO Ltd. 2013-1A A2R2†	1.884% (3 Mo. LIBOR + 1.75%)	#	1/20/2029	27,442	27,473,372
BlueMountain CLO Ltd. 2015-2A A1R†	1.064% (3 Mo. LIBOR + .93%)	#	7/18/2027	8,541	8,542,675
BlueMountain CLO Ltd. 2016-2A A1R†	1.441% (3 Mo. LIBOR + 1.31%)	#	8/20/2032	17,310	17,327,428
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.114% (3 Mo. LIBOR + .98%)	#	7/20/2029	71,340	71,350,273
BSPRT Issuer, Ltd. 2019 FL5 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2029	45,374	45,398,650
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	Zero Coupon	#(b)	7/20/2031	80,570	80,570,161
Carlyle US Clo Ltd. 2017-2A A1R†	1.184% (3 Mo. LIBOR + 1.05%)	#	7/20/2031	90,210	90,340,687
Carlyle US CLO Ltd. 2017-3A A1AR†	1.034% (3 Mo. LIBOR + .90%)	#	7/20/2029	56,190	56,165,496
Cedar Funding CLO Ltd. 2017-8A A1†	1.384% (3 Mo. LIBOR + 1.25%)	#	10/17/2030	8,243	8,249,982
Cedar Funding Ltd. 2021-14A A†	1.188% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	96,630	96,637,131
CF Hippolyta LLC 2021-1A A1†	1.53%		3/15/2061	39,766	40,544,620
CIFC Funding II Ltd. 2013-2A A1L2†	Zero Coupon	#(b)	10/18/2030	38,450	38,455,483

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Others (continued)
CIFC Funding III Ltd. 2020-3A A1†	1.484% (3 Mo. LIBOR + 1.35%)	#	10/20/2031		$64,891	$64,949,927
CIFC Funding Ltd. 2021-4A A†	1.144% (3 Mo. LIBOR + 1.05%)	#	7/15/2033		83,100	83,081,934
Colombia Cent CLO Ltd. 2018-27A A2A†	1.725% (3 Mo. LIBOR + 1.60%)	#	10/25/2028		5,608	5,606,546
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		20,522	21,325,965
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		12,304	12,784,453
DLL LLC 2018-1 A4†	3.27%		4/17/2026		27,706	27,923,553
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		3,785	3,790,087
Dryden CLO Ltd. 2018-55A A1†	1.146% (3 Mo. LIBOR + 1.02%)	#	4/15/2031		20,170	20,004,811
Dryden CLO Ltd. 2019 72A AR†	1.205% (3 Mo. LIBOR + 1.08%)	#	5/15/2032		86,500	86,506,297
Dryden Senior Loan Fund 2017-47A A1R†	1.106% (3 Mo. LIBOR + .98%)	#	4/15/2028		95,300	95,287,192
Elmwood CLO VI Ltd. 2020-3A A†	1.446% (3 Mo. LIBOR + 1.32%)	#	10/15/2031		69,849	69,926,674
Elmwood CLO X Ltd. 2021-3A A†	Zero Coupon	#(b)	10/20/2034		126,290	126,297,502
Fairstone Financial Issuance Trust I 2020-1A A†(c)	2.509%		10/20/2039	CAD	25,300	20,278,702
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.075% (3 Mo. LIBOR + .95%)	#	7/24/2030		$60,580	60,569,623
GPMT Ltd. 2019-FL2 A†	1.388% (1 Mo. LIBOR + 1.30%)	#	2/22/2036		29,565	29,578,110
Gracie Point International Funding 2020-B A†	1.486% (1 Mo. LIBOR + 1.40%)	#	5/2/2023		74,997	75,648,611	(a)
Grand Avenue CRE 2019-FL1 A†	1.217% (1 Mo. LIBOR + 1.12%)	#	6/15/2037		25,754	25,785,981
Grand Avenue CRE 2019-FL1 AS†	1.597% (1 Mo. LIBOR + 1.50%)	#	6/15/2037		23,119	23,161,766
GreatAmerica Leasing Receivables Funding LLC Series 2019-1†	3.21%		2/18/2025		17,040	17,525,722
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.646% (1 Mo. LIBOR + 1.55%)	#	9/15/2028		52,464	52,498,054
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.246% (1 Mo. LIBOR + 2.15%)	#	9/15/2028		22,123	21,924,922
Greystone CRE Notes Ltd. 2021-FL3 A†	1.107% (1 Mo. LIBOR + 1.02%)	#	7/15/2039		92,430	93,354,272

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Greywolf CLO VII Ltd. 2018-2A A1†	1.314% (3 Mo. LIBOR + 1.18%)	#	10/20/2031	$37,250	$37,274,224
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.205% (3 Mo. LIBOR + 1.08%)	#	7/25/2027	1,845	1,845,743
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.775% (3 Mo. LIBOR + 1.65%)	#	7/25/2027	15,727	15,754,908
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.834% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	23,027	23,067,173
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	9,018	9,037,474
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	30,701	30,909,705
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	9,003	9,127,156
JFIN CLO Ltd. 2013-1A A1NR†	1.524% (3 Mo. LIBOR + 1.39%)	#	1/20/2030	72,557	72,864,017
JFIN CLO Ltd. 2013-1A A2R†	2.334% (3 Mo. LIBOR + 2.20%)	#	1/20/2030	37,291	37,449,963
Kayne CLO 5 Ltd. 2019-5A A†	1.475% (3 Mo. LIBOR + 1.35%)	#	7/24/2032	55,397	55,468,572
Kayne CLO II Ltd. 2018 2A AR†	1.206% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	100,220	100,384,681
KKR CLO Ltd. 16 A2R†	1.934% (3 Mo. LIBOR + 1.80%)	#	1/20/2029	22,750	22,802,200
KKR CLO Ltd. 30A A1†	1.634% (3 Mo. LIBOR + 1.50%)	#	10/17/2031	28,750	28,811,312
KKR CLO Ltd.-24 A1R†	1.214% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	130,540	130,335,757
KREF Ltd. 2021-FL2 A†	1.163% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	69,690	69,820,146
KREF Ltd. 2021-FL2 AS†	1.393% (1 Mo. LIBOR + 1.30%)	#	2/15/2039	37,030	37,082,831
LCM XXII Ltd. 22A A1R†	1.294% (3 Mo. LIBOR + 1.16%)	#	10/20/2028	11,750	11,767,790
LMREC, Inc. 2019-CRE3 A†	1.486% (1 Mo. LIBOR + 1.40%)	#	12/22/2035	65,000	65,090,616
LoanCore Issuer Ltd. 2019-CRE2 A†	1.226% (1 Mo. LIBOR + 1.13%)	#	5/15/2036	60,178	60,204,773
M360 LLC 2019-CRE2 A†	1.565% (1 Mo. SOFR + 1.51%)	#	9/15/2034	55,234	55,392,304
M360 LLC 2019-CRE2 B†	2.415% (1 Mo. SOFR + 2.36%)	#	9/15/2034	10,311	10,326,307

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Madison Park Funding Ltd. 2015-17A AR2†	1.134% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	$29,600	$29,644,086
Madison Park Funding Ltd. 2015-17A BR2†	1.634% (3 Mo. LIBOR + 1.50%)	#	7/21/2030	10,000	10,013,137
Madison Park Funding XI Ltd. 2013-11A AR2†	1.038% (3 Mo. LIBOR + .90%)	#	7/23/2029	61,560	61,585,430
Madison Park Funding XXV Ltd. 2017-25A A1R†	1.095% (3 Mo. LIBOR + .97%)	#	4/25/2029	53,500	53,516,050
Magnetite Ltd. 2021-29A A†	1.116% (3 Mo. LIBOR + .99%)	#	1/15/2034	81,230	81,250,868
Magnetite XXII Ltd. 2019-22A AR†	1.186% (3 Mo. LIBOR + 1.06%)	#	4/15/2031	47,750	47,753,008
Mercer Field II CLO Ltd. 2017-1A A1†	1.456% (3 Mo. LIBOR + 1.33%)	#	4/15/2029	10,422	10,438,341
Meritage Mortgage Loan Trust 2004-2 M3	1.059% (1 Mo. LIBOR + .98%)	#	1/25/2035	36	39,824
MF1 Ltd. 2021-FL6 AS†	1.546% (1 Mo. LIBOR + 1.45%)	#	7/16/2036	66,840	67,016,544
Mountain View CLO 2017-1A BR†	1.876% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	36,502	36,603,390
Mountain View CLO LLC 2017-1A AR†	1.216% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	40,527	40,537,984
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	4,670	4,770,707
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.229% (3 Mo. LIBOR + 1.10%)	#	12/21/2029	67,407	67,424,168
Newark BSL CLO 2 Ltd. 2017-1A A1R†	1.095% (3 Mo. LIBOR + .97%)	#	7/25/2030	48,300	48,288,374
Oaktree CLO Ltd. 2015-1A A1R†	1.004% (3 Mo. LIBOR + .87%)	#	10/20/2027	13,821	13,818,175
OCP CLO Ltd. 2015-10A A2AR†	1.425% (3 Mo. LIBOR + 1.30%)	#	10/26/2027	24,351	24,297,518
OCP CLO Ltd. 2015-9A A2R†	1.476% (3 Mo. LIBOR + 1.35%)	#	7/15/2027	25,719	25,727,415
OCP CLO Ltd. 2016-12A A1R†	1.254% (3 Mo. LIBOR + 1.12%)	#	10/18/2028	29,630	29,720,021
OCP CLO Ltd. 2016-12A A2R†	1.734% (3 Mo. LIBOR + 1.60%)	#	10/18/2028	26,201	26,261,760

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
OCP CLO Ltd. 2019-17A A1R†	1.174% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	$157,030	$156,578,523
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.134% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	34,550	34,567,227
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	1.076% (3 Mo. LIBOR + .95%)	#	7/15/2029	122,420	122,434,005
Octagon Investment Partners 49 Ltd. 2020-5A A1†	1.346% (3 Mo. LIBOR + 1.22%)	#	1/15/2033	79,600	79,681,423
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.076% (3 Mo. LIBOR + .95%)	#	7/15/2029	45,910	45,913,044
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.125% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	97,680	97,679,971
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689	8,047,753
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	39,250	39,295,939
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	18,512,914
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	75,865	81,994,938
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	20,800	21,366,954
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	11,700	12,191,833
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	8,901	9,225,681
OZLM VIII Ltd. 2014-8A A1RR†	1.304% (3 Mo. LIBOR + 1.17%)	#	10/17/2029	32,900	32,925,150
OZLM XVII Ltd. 2017 17A A1†	1.384% (3 Mo. LIBOR + 1.25%)	#	7/20/2030	14,087	14,096,007
Palmer Square Loan Funding Ltd. 2018-4A A1†	1.025% (3 Mo. LIBOR + .90%)	#	11/15/2026	4,019	4,021,201
Palmer Square Loan Funding Ltd. 2018-5A A1†	0.984% (3 Mo. LIBOR + .85%)	#	1/20/2027	18,393	18,420,878
Parallel Ltd. 2015-1A AR†	0.984% (3 Mo. LIBOR + .85%)	#	7/20/2027	5,619	5,617,847

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	$71,520	$72,274,193
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	55,841	56,327,319
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	25,971	26,930,994
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	24,613	24,838,774
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	2,050	2,050,849	(a)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	35,035,616
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	5,572	5,574,910
Progress Residential Trust 2021-SFR8 B†(d)	1.681%		9/17/2038	28,310	28,371,138
Progress Residential Trust 2021-SFR8 F†(d)	3.181%		9/17/2038	43,080	43,175,694
Regatta Funding LP 2013-2A A1R3†	0.976% (3 Mo. LIBOR + .85%)	#	1/15/2029	7,431	7,434,999
Romark CLO Ltd. 2017-1A A1R†	1.168% (3 Mo. LIBOR + 1.03%)	#	10/23/2030	75,250	75,167,887
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	15,833	15,913,412
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	101,195	103,658,653
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	136,635	136,691,840
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	14,900	14,937,901
Shackleton CLO Ltd. 2016-9A B†	2.034% (3 Mo. LIBOR + 1.90%)	#	10/20/2028	13,250	13,270,890
Signal Peak CLO 8 Ltd. 2020-8A A†	1.404% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	38,000	38,111,218
Sound Point CLO III-R Ltd. 2013-2RA B†	1.576% (3 Mo. LIBOR + 1.45%)	#	4/15/2029	10,000	9,990,481
TCI-Flatiron CLO Ltd. 2016-1A AR2†	1.284% (3 Mo. LIBOR + 1.15%)	#	1/17/2032	16,330	16,325,918
TCI-Flatiron Clo Ltd. 2017-1A AR†	1.084% (3 Mo. LIBOR + .96%)	#	11/18/2030	62,190	62,122,138
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.19% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	35,050	35,119,213
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.223% (1 Mo. LIBOR + 1.13%)	#	11/15/2037	29,797	29,801,813
TRTX Issuer Ltd. 2019-FL3 A†	1.315% (1 Mo. SOFR + 1.26%)	#	10/15/2034	14,225	14,229,266
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	72,868	72,972,240

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Others (continued)
Venture CLO Ltd. 2018-33A A1LR†	1.186% (3 Mo. LIBOR + 1.06%)	#	7/15/2031		$68,200	$68,195,656
VERDE CLO Ltd. 2019-1A AR†	1.226% (3 Mo. LIBOR + 1.10%)	#	4/15/2032		34,355	34,358,161
Verizon Owner Trust 2020-B A	0.47%		2/20/2025		77,688	77,962,953
Verizon Owner Trust 2020-C A	0.41%		4/21/2025		106,612	106,893,157
WhiteHorse VIII Ltd. 2014-1A BR†	1.576% (3 Mo. LIBOR + 1.45%)	#	5/1/2026		10,061	10,083,873
Wind River CLO Ltd. 2013-1A A1RR†	1.114% (3 Mo. LIBOR + .98%)	#	7/20/2030		133,930	133,858,682
Total						7,091,364,407

Student Loans 0.67%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069		73,721	74,285,268
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069		161,449	162,045,605
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062		64,712	64,985,105
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027		42,719	42,786,571
SLC Student Loan Trust 2008-1 A4A	1.719% (3 Mo. LIBOR + 1.60%)	#	12/15/2032		19,276	19,497,875
SMB Private Education Loan Trust 2021-A A1†	0.596% (1 Mo. LIBOR + .50%)	#	1/15/2053		18,041	18,067,566
Towd Point Asset Trust 2018-SL1 A†	0.684% (1 Mo. LIBOR + .60%)	#	1/25/2046		35,950	35,769,698
Total						417,437,688
Total Asset-Backed Securities (cost $14,359,527,924)						14,431,632,475

				Shares (000)

COMMON STOCKS 0.15%

Miscellaneous 0.01%
UTEX Industries, Inc.					84	3,702,908

Oil 0.14%
Dommo Energia SA*(c)				BRL	1,106	181,805
Oasis Petroleum, Inc.(e)					1,054	91,236,939
Total						91,418,744
Total Common Stocks (cost $98,344,569)						95,121,652

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.11%

Internet
Weibo Corp. (China)(f) (cost $65,024,328)	1.25%		11/15/2022	$66,436	$64,581,533

CORPORATE BONDS 38.97%

Advertising 0.03%

Clear Channel International BV (United Kingdom)†(f)	6.625%		8/1/2025	15,835	16,488,194

Aerospace/Defense 0.78%
Boeing Co. (The)	2.196%		2/4/2026	71,250	71,542,541
Boeing Co. (The)	4.508%		5/1/2023	137,925	146,179,522
Boeing Co. (The)	4.875%		5/1/2025	164,892	184,402,239
Howmet Aerospace, Inc.	5.125%		10/1/2024	35,293	38,832,182
Howmet Aerospace, Inc.	6.875%		5/1/2025	14,000	16,563,820
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	9,093	9,468,086
TransDigm, Inc.†	8.00%		12/15/2025	20,477	21,935,986
Total					488,924,376

Agriculture 0.94%
BAT Capital Corp.	1.005% (3 Mo. LIBOR + .88%)	#	8/15/2022	14,546	14,634,986
BAT Capital Corp.	2.789%		9/6/2024	27,255	28,648,247
BAT Capital Corp.	3.222%		8/15/2024	166,397	176,619,731
BAT International Finance plc (United Kingdom)(f)	1.668%		3/25/2026	42,795	43,063,499
BAT International Finance plc (United Kingdom)†(f)	3.95%		6/15/2025	19,560	21,395,573
Imperial Brands Finance plc (United Kingdom)†(f)	3.125%		7/26/2024	166,275	175,381,956
Imperial Brands Finance plc (United Kingdom)†(f)	3.50%		2/11/2023	16,877	17,423,906
Imperial Brands Finance plc (United Kingdom)†(f)	3.75%		7/21/2022	12,867	13,142,392
Reynolds American, Inc.	4.45%		6/12/2025	41,974	46,531,260
Viterra Finance BV (Netherlands)†(f)	2.00%		4/21/2026	47,780	48,299,567
Total					585,141,117

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Airlines 0.15%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%		9/15/2024	$7,600	$7,693,872
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%		6/15/2025	4,022	4,086,524
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024	11,349	11,292,469
American Airlines Group, Inc.†	3.75%		3/1/2025	51,959	46,568,254
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	15,343	17,395,074
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		10/11/2023	4,264	4,319,600
United Airlines, Inc.	6.636%		1/2/2024	3,535	3,685,408
Total					95,041,201

Apparel 0.11%
PVH Corp.	4.625%		7/10/2025	19,872	22,105,888
Tapestry, Inc.	4.25%		4/1/2025	9,407	10,205,060
William Carter Co. (The)†	5.50%		5/15/2025	32,256	33,931,538
Total					66,242,486

Auto Manufacturers 3.18%
Daimler Finance North America LLC†	0.791% (3 Mo. LIBOR + .67%)	#	11/5/2021	17,975	17,996,883
Daimler Finance North America LLC†	0.964% (3 Mo. LIBOR + .84%)	#	5/4/2023	7,070	7,133,099
Daimler Finance North America LLC†	1.011% (3 Mo. LIBOR + .88%)	#	2/22/2022	12,862	12,912,760
Daimler Finance North America LLC†	1.75%		3/10/2023	67,791	69,107,450
Daimler Finance North America LLC†	2.20%		10/30/2021	13,773	13,818,127
Daimler Finance North America LLC†	2.70%		6/14/2024	14,000	14,722,167
Daimler Finance North America LLC†	3.35%		2/22/2023	3,850	4,012,828
Daimler Finance North America LLC†	3.65%		2/22/2024	22,690	24,311,261
Daimler Finance North America LLC†	3.75%		11/5/2021	3,400	3,420,827
Ford Motor Co.	8.50%		4/21/2023	13,807	15,282,623
Ford Motor Credit Co. LLC	1.198% (3 Mo. LIBOR + 1.08%)	#	8/3/2022	43,730	43,610,223
Ford Motor Credit Co. LLC	2.979%		8/3/2022	20,011	20,291,154
Ford Motor Credit Co. LLC	3.087%		1/9/2023	26,383	26,910,660
Ford Motor Credit Co. LLC	3.096%		5/4/2023	6,483	6,635,026
Ford Motor Credit Co. LLC	3.219%		1/9/2022	15,768	15,886,260
Ford Motor Credit Co. LLC	3.339%		3/28/2022	44,221	44,735,290

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	3.37%		11/17/2023	$41,316	$42,689,757
Ford Motor Credit Co. LLC	3.81%		1/9/2024	20,000	20,775,000
Ford Motor Credit Co. LLC	3.813%		10/12/2021	67,437	67,552,992
Ford Motor Credit Co. LLC	4.25%		9/20/2022	8,835	9,100,050
Ford Motor Credit Co. LLC	5.125%		6/16/2025	41,304	45,382,770
Ford Motor Credit Co. LLC	5.584%		3/18/2024	153,325	166,165,969
Ford Motor Credit Co. LLC	5.596%		1/7/2022	17,541	17,792,713
General Motors Co.	5.40%		10/2/2023	24,769	27,086,535
General Motors Co.	6.125%		10/1/2025	48,531	57,268,723
General Motors Financial Co., Inc.	1.135% (3 Mo. LIBOR + .99%)	#	1/5/2023	4,991	5,040,411
General Motors Financial Co., Inc.	2.75%		6/20/2025	74,459	78,233,978
General Motors Financial Co., Inc.	2.90%		2/26/2025	30,070	31,782,736
General Motors Financial Co., Inc.	3.15%		6/30/2022	55,795	56,927,992
General Motors Financial Co., Inc.	3.70%		5/9/2023	27,654	28,913,709
General Motors Financial Co., Inc.	3.95%		4/13/2024	35,702	38,297,714
General Motors Financial Co., Inc.	4.25%		5/15/2023	17,554	18,614,735
General Motors Financial Co., Inc.	4.30%		7/13/2025	10,803	11,949,831
General Motors Financial Co., Inc.	4.375%		9/25/2021	7,713	7,732,854
General Motors Financial Co., Inc.	5.10%		1/17/2024	102,762	112,520,579
General Motors Financial Co., Inc.	5.20%		3/20/2023	25,856	27,619,766
General Motors Financial Co., Inc.	5.25%		3/1/2026	32,940	37,942,423
Hyundai Capital America†	0.80%		1/8/2024	85,830	85,547,753
Hyundai Capital America†	0.875%		6/14/2024	84,025	83,742,174
Hyundai Capital America†	1.25%		9/18/2023	98,674	99,620,381
Hyundai Capital America†	1.30%		1/8/2026	42,197	41,768,398
Hyundai Capital America†	1.50%		6/15/2026	47,772	47,545,657
Hyundai Capital America†	1.80%		10/15/2025	10,345	10,477,681
Hyundai Capital America†	2.375%		2/10/2023	39,278	40,224,541
Hyundai Capital America†	2.85%		11/1/2022	10,000	10,262,722
Hyundai Capital America†	3.00%		6/20/2022	8,435	8,602,667
Hyundai Capital America†	3.25%		9/20/2022	32,832	33,753,990
Hyundai Capital America†	5.875%		4/7/2025	13,781	15,887,931
Hyundai Capital Services, Inc. (South Korea)†(f)	3.00%		8/29/2022	38,997	39,936,949
Nissan Motor Acceptance Corp.†	0.779% (3 Mo. LIBOR + .65%)	#	7/13/2022	36,745	36,788,538
Stellantis N.V. (Netherlands)(f)	5.25%		4/15/2023	8,030	8,588,808

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC†	0.994% (3 Mo. LIBOR + .86%)	#	9/24/2021	$1,000	$1,000,430
Volkswagen Group of America Finance LLC†	1.063% (3 Mo. LIBOR + .94%)	#	11/12/2021	8,200	8,214,970
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	64,408	65,526,167
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	54,741	57,028,896
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	17,003	18,318,345
Volkswagen Group of America Finance LLC†	4.25%		11/13/2023	14,585	15,673,606
Total					1,978,688,479

Auto Parts & Equipment 0.29%
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(f)	4.75%		9/15/2026	34,149	35,068,006
ZF North America Capital, Inc.†	4.50%		4/29/2022	33,091	33,711,456
ZF North America Capital, Inc.†	4.75%		4/29/2025	104,914	114,225,118
Total					183,004,580

Banks 9.48%
ABN AMRO Bank NV (Netherlands)†(f)	4.75%		7/28/2025	61,319	68,679,980
ABN AMRO Bank NV (Netherlands)†(f)	4.80%		4/18/2026	11,800	13,398,873
ABN AMRO Bank NV (Netherlands)(f)	6.25%		4/27/2022	64,981	67,358,200
AIB Group plc (Ireland)†(f)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	85,702	92,104,121
AIB Group plc (Ireland)†(f)	4.75%		10/12/2023	70,222	75,867,877
Akbank T.A.S. (Turkey)†(f)	5.00%		10/24/2022	20,150	20,765,079
ASB Bank Ltd. (New Zealand)†(f)	3.75%		6/14/2023	31,956	33,862,985
Australia & New Zealand Banking Group Ltd. (Australia)†(f)	4.40%		5/19/2026	10,873	12,298,272
Australia & New Zealand Banking Group Ltd. (Australia)†(f)	4.50%		3/19/2024	12,844	14,003,888
Bancolombia SA (Colombia)(f)	3.00%		1/29/2025	24,254	24,706,216
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	78,938	78,897,191
Bank of America Corp.	0.981% (SOFR + .91%)	#	9/25/2025	19,293	19,353,245
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	91,258	90,901,834
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	81,286	81,577,202
Bank of America Corp.	3.093% (3 Mo. LIBOR + 1.09%)	#	10/1/2025	45,485	48,448,715
Bank of America Corp.	3.366% (3 Mo. LIBOR + .81%)	#	1/23/2026	60,488	65,005,933
Bank of America Corp.	3.95%		4/21/2025	85,101	93,244,240

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Bank of America Corp.	4.00%		1/22/2025	$27,949	$30,560,009
Bank of America Corp.	4.20%		8/26/2024	72,321	79,299,281
Bank of Ireland Group plc (Ireland)†(f)	4.50%		11/25/2023	35,213	37,982,640
BankUnited, Inc.	4.875%		11/17/2025	44,521	50,715,502
Barclays Bank plc (United Kingdom)(f)	1.70%		5/12/2022	32,243	32,540,723
Barclays plc (United Kingdom)(f)	4.375%		9/11/2024	11,345	12,388,043
Barclays plc (United Kingdom)(f)	5.20%		5/12/2026	30,253	34,834,061
BBVA Bancomer SA†	4.375%		4/10/2024	48,455	52,561,561
BBVA Bancomer SA†	6.75%		9/30/2022	47,751	50,534,406
BNP Paribas SA (France)†(f)	1.323% (SOFR + 1.00%)	#	1/13/2027	20,584	20,423,556
Capital One NA	1.279% (3 Mo. LIBOR + 1.15%)	#	1/30/2023	4,797	4,817,735
CIT Group, Inc.	3.929% (SOFR + 3.83%)	#	6/19/2024	21,437	22,508,850
CIT Group, Inc.	4.75%		2/16/2024	27,174	29,347,920
CIT Group, Inc.	5.00%		8/15/2022	15,745	16,389,758
CIT Group, Inc.	5.00%		8/1/2023	32,346	34,893,247
Citigroup, Inc.	1.075% (3 Mo. LIBOR + .95%)	#	7/24/2023	6,489	6,532,544
Citigroup, Inc.	1.678% (SOFR + 1.67%)	#	5/15/2024	49,728	50,748,872
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%)	#	7/24/2023	70,699	72,251,311
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	241,086	257,911,792
Citigroup, Inc.	3.142% (3 Mo. LIBOR + .72%)	#	1/24/2023	51,246	51,811,370
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	67,287	71,740,519
Citigroup, Inc.	3.70%		1/12/2026	17,120	18,937,690
Citigroup, Inc.	3.875%		3/26/2025	10,661	11,702,070
Citigroup, Inc.	4.05%		7/30/2022	30,628	31,659,968
Citigroup, Inc.	4.40%		6/10/2025	135,546	150,857,440
Citigroup, Inc.	5.50%		9/13/2025	30,131	35,031,776
Citizens Bank NA/Providence RI	0.845% (3 Mo. LIBOR + .72%)	#	2/14/2022	14,985	15,022,515
Citizens Bank NA/Providence RI	1.096% (3 Mo. LIBOR + .95%)	#	3/29/2023	22,245	22,499,223
Credit Suisse AG/New York NY	3.625%		9/9/2024	14,875	16,125,101
Credit Suisse Group AG (Switzerland)†(f)	1.305% (SOFR + .98%)	#	2/2/2027	32,933	32,433,376
Credit Suisse Group AG (Switzerland)†(f)	2.193% (SOFR + 2.04%)	#	6/5/2026	42,530	43,650,048

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Credit Suisse Group AG (Switzerland)†(f)	2.593% (SOFR + 1.56%)	#	9/11/2025	$27,460	$28,587,840
Credit Suisse Group AG (Switzerland)(f)	3.75%		3/26/2025	8,250	8,951,937
Credit Suisse Group AG (Switzerland)(f)	3.80%		6/9/2023	7,578	7,993,047
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(f)	3.80%		9/15/2022	21,574	22,340,851
Danske Bank A/S (Denmark)†(f)	1.171% (1 Yr Treasury CMT + 1.03%)	#	12/8/2023	145,875	146,661,984
Danske Bank A/S (Denmark)†(f)	1.226%		6/22/2024	51,642	52,196,636
Danske Bank A/S (Denmark)†(f)	1.621% (1 Yr Treasury CMT + 1.35%)	#	9/11/2026	46,515	46,857,248
Danske Bank A/S (Denmark)†(f)	3.001% (3 Mo. LIBOR + 1.25%)	#	9/20/2022	33,730	33,770,787
Danske Bank A/S (Denmark)†(f)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	109,898	116,884,522
Danske Bank A/S (Denmark)†(f)	5.00%		1/12/2022	58,835	59,769,632
Danske Bank A/S (Denmark)†(f)	5.00% (1 Yr Treasury CMT + 1.73%)	#	1/12/2023	11,928	12,113,744
Danske Bank A/S (Denmark)†(f)	5.375%		1/12/2024	66,319	73,144,400
Discover Bank	2.45%		9/12/2024	7,940	8,297,466
FNB Corp.	2.20%		2/24/2023	30,110	30,586,802
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	78,938	78,921,456
Goldman Sachs Group, Inc. (The)	0.881% (3 Mo. LIBOR + .75%)	#	2/23/2023	47,398	47,789,138
Goldman Sachs Group, Inc. (The)	0.909% (3 Mo. LIBOR + .78%)	#	10/31/2022	120,886	121,018,584
Goldman Sachs Group, Inc. (The)	1.125% (3 Mo. LIBOR + 1.00%)	#	7/24/2023	45,327	45,655,381
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%)	#	9/29/2025	34,934	37,411,971
Goldman Sachs Group, Inc. (The)	3.50%		1/23/2025	19,494	21,008,197
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	79,656	86,284,353
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	31,174	34,805,081
HSBC Holdings plc (United Kingdom)(f)	0.732% (SOFR + .53%)	#	8/17/2024	29,988	30,053,512
HSBC Holdings plc (United Kingdom)(f)	0.976% (SOFR + .71%)	#	5/24/2025	22,757	22,774,881

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
HSBC Holdings plc (United Kingdom)(f)	4.25%		3/14/2024	$32,390	$34,942,302
ING Groep NV (Netherlands)(f)	1.296% (3 Mo. LIBOR + 1.15%)	#	3/29/2022	4,050	4,070,282
Intesa Sanpaolo SpA (Italy)†(f)	3.125%		7/14/2022	7,031	7,192,699
Intesa Sanpaolo SpA (Italy)†(f)	3.25%		9/23/2024	20,481	21,716,730
Intesa Sanpaolo SpA (Italy)†(f)	5.017%		6/26/2024	164,145	178,255,866
Intesa Sanpaolo SpA (Italy)†(f)	5.71%		1/15/2026	82,517	92,855,553
Itau Unibanco Holding SA†	2.90%		1/24/2023	41,840	42,781,400
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	78,538	78,408,031
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	91,927	92,111,178
JPMorgan Chase & Co.	3.875%		9/10/2024	45,147	49,164,903
Lloyds Banking Group plc (United Kingdom)(f)	1.326% (1 Yr Treasury CMT + 1.10%)	#	6/15/2023	15,825	15,939,413

Lloyds Banking Group plc (United Kingdom)(f)	4.582%		12/10/2025	11,205	12,629,072
M&T Bank Corp.	0.805% (3 Mo. LIBOR + .68%)	#	7/26/2023	9,134	9,222,798
Macquarie Bank Ltd. (Australia)†(f)	4.875%		6/10/2025	32,811	36,694,337
Macquarie Group Ltd. (Australia)†(f)	1.34% (SOFR + 1.07%)	#	1/12/2027	33,697	33,603,841
Macquarie Group Ltd. (Australia)†(f)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	39,372	40,663,402
Macquarie Group Ltd. (Australia)†(f)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	45,740	48,216,963
Mitsubishi UFJ Financial Group, Inc. (Japan)(f)	0.953% (1 Yr Treasury CMT + .55%)	#	7/19/2025	58,686	58,918,089
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	90,799	90,625,707
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	98,685	98,896,549
Morgan Stanley	1.525% (3 Mo. LIBOR + 1.40%)	#	10/24/2023	56,465	57,284,378
Morgan Stanley	4.10%		5/22/2023	47,121	49,963,365
Morgan Stanley	5.00%		11/24/2025	26,920	30,996,901
Natwest Group plc (United Kingdom)(f)	5.125%		5/28/2024	18,213	20,176,703
NatWest Markets plc (United Kingdom)†(f)	0.80%		8/12/2024	23,409	23,404,467
Nordea Bank Abp (Finland)†(f)	3.75%		8/30/2023	42,252	44,996,801
Nordea Bank Abp (Finland)†(f)	4.25%		9/21/2022	18,035	18,764,455
People’s United Bank NA	4.00%		7/15/2024	5,725	6,145,976
Popular, Inc.	6.125%		9/14/2023	13,517	14,581,464

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Santander Holdings USA, Inc.	3.244%		10/5/2026	$6,008	$6,444,874
Santander Holdings USA, Inc.	3.45%		6/2/2025	13,839	14,863,720
Santander Holdings USA, Inc.	3.50%		6/7/2024	38,764	41,366,729
Santander UK Group Holdings plc (United Kingdom)(f)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	54,665	56,636,187
Santander UK Group Holdings plc (United Kingdom)†(f)	4.75%		9/15/2025	7,686	8,641,713
Standard Chartered plc (United Kingdom)†(f)	0.991% (1 Yr Treasury CMT + .78%)	#	1/12/2025	100,594	100,508,318
Standard Chartered plc (United Kingdom)†(f)	1.214% (1 Yr Treasury CMT + .88%)	#	3/23/2025	10,244	10,295,837
Standard Chartered plc (United Kingdom)†(f)	1.319% (1 Yr Treasury CMT + 1.17%)	#	10/14/2023	37,814	38,109,201
Standard Chartered plc (United Kingdom)†(f)	2.819% (3 Mo. LIBOR + 1.21%)	#	1/30/2026	8,168	8,537,976
Standard Chartered plc (United Kingdom)†(f)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	21,000	21,995,619
Standard Chartered plc (United Kingdom)†(f)	4.247% (3 Mo. LIBOR + 1.15%)	#	1/20/2023	41,630	42,235,658
Standard Chartered plc (United Kingdom)†(f)	5.20%		1/26/2024	15,029	16,413,473
SVB Financial Group	3.50%		1/29/2025	6,009	6,498,273
Swedbank AB (Sweden)†(f)	0.819% (3 Mo. LIBOR + .70%)	#	3/14/2022	1,300	1,304,339
Swedbank AB (Sweden)†(f)	1.30%		6/2/2023	63,916	64,942,491
Swedbank AB (Sweden)†(f)	2.80%		3/14/2022	30,591	31,015,985
Synovus Bank/Columbus G	2.289% (SOFR + .95%)	#	2/10/2023	24,638	24,785,887
Synovus Financial Corp.	3.125%		11/1/2022	1,981	2,029,547
Truist Bank	0.714% (3 Mo. LIBOR + .59%)	#	5/17/2022	260	260,959
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.625%		5/30/2022	34,279	35,137,689
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.75%		1/30/2023	17,943	18,620,348
UBS AG	7.625%		8/17/2022	153,627	163,531,519
UBS AG (Switzerland)(f)	5.125%		5/15/2024	82,892	91,170,590

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
UBS AG (United Kingdom)†(f)	1.75%		4/21/2022	$28,736	$28,992,042
UBS Group AG (Switzerland)†(f)	1.008% (1 Yr Treasury CMT + .83%)	#	7/30/2024	41,646	41,932,153
UBS Group AG (Switzerland)†(f)	1.351% (3 Mo. LIBOR + 1.22%)	#	5/23/2023	83,148	83,829,173
UBS Group Funding Switzerland AG (Switzerland)†(f)	2.859% (3 Mo. LIBOR + .95%)	#	8/15/2023	10,282	10,520,303
UniCredit SpA (Italy)†(f)	7.83%		12/4/2023	25,160	28,996,598
Wells Fargo & Co.	1.359% (3 Mo. LIBOR + 1.23%)	#	10/31/2023	38,415	38,934,916
Wells Fargo & Co.	3.00%		2/19/2025	24,618	26,287,969
Wells Fargo & Co.	3.55%		9/29/2025	12,924	14,185,043
Wells Fargo & Co.	3.75%		1/24/2024	8,705	9,331,750
Zions Bancorp N.A.	3.35%		3/4/2022	36,198	36,667,957
Total					5,911,314,669

Beverages 0.01%
Bacardi Ltd.†	4.45%		5/15/2025	2,400	2,665,900
Pernod Ricard SA (France)†(f)	4.25%		7/15/2022	4,722	4,878,359
Total					7,544,259

Biotechnology 0.03%
Royalty Pharma plc	1.20%		9/2/2025	18,651	18,611,611

Building Materials 0.06%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	3,623	3,885,667
PGT Innovations, Inc.†	6.75%		8/1/2026	11,039	11,595,918
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	20,237	20,546,525
Total					36,028,110

Chemicals 0.21%
Braskem Finance Ltd.	6.45%		2/3/2024	4,982	5,579,890
Celanese US Holdings LLC	4.625%		11/15/2022	13,876	14,546,833
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	51,653	51,523,691
Mosaic Co. (The)	3.25%		11/15/2022	7,543	7,777,844
Orbia Advance Corp. SAB de CV (Mexico)†(f)	1.875%		5/11/2026	26,739	26,980,186
Tronox, Inc.†	6.50%		5/1/2025	21,610	22,825,562
Total					129,234,006

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Commercial Services 0.33%
Adani Ports & Special Economic Zone Ltd. (India)†(f)	3.375%		7/24/2024	$30,600	$32,003,013
Ashtead Capital, Inc.†	4.375%		8/15/2027	14,715	15,483,049
IHS Markit Ltd. (United Kingdom)(f)	4.125%		8/1/2023	30,011	31,839,870
IHS Markit Ltd. (United Kingdom)†(f)	4.75%		2/15/2025	4,359	4,845,464
IHS Markit Ltd. (United Kingdom)†(f)	5.00%		11/1/2022	18,588	19,330,591
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(f)	5.00%		2/1/2025	3,930	4,033,339
Sabre GLBL, Inc.†	7.375%		9/1/2025	34,169	36,176,429
Square, Inc.†	2.75%		6/1/2026	14,364	14,798,080
Triton Container International Ltd.†	0.80%		8/1/2023	24,775	24,770,879
Triton Container International Ltd.†	1.15%		6/7/2024	20,833	20,854,863
United Rentals North America, Inc.	5.875%		9/15/2026	3,000	3,094,950
Total					207,230,527

Computers 0.77%
Banff Merger Sub, Inc.†	9.75%		9/1/2026	61,442	64,514,100
Dell International LLC/EMC Corp.	4.00%		7/15/2024	11,901	12,922,905
Dell International LLC/EMC Corp.	5.45%		6/15/2023	236,914	255,418,078
Dell International LLC/EMC Corp.	5.85%		7/15/2025	37,892	44,296,406
Dell International LLC/EMC Corp.	6.02%		6/15/2026	21,362	25,527,780
Hewlett Packard Enterprise Co.	0.858% (3 Mo. LIBOR + .72%)	#	10/5/2021	80,154	80,157,551
Total					482,836,820

Diversified Financial Services 3.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	2.875%		8/14/2024	30,354	31,667,135
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	3.50%		1/15/2025	22,804	24,179,902
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.625%		7/1/2022	4,500	4,653,286
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.875%		1/16/2024	18,092	19,645,712
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	6.50%		7/15/2025	23,021	26,873,244
Air Lease Corp.	1.875%		8/15/2026	12,027	12,071,812
Air Lease Corp.	4.25%		2/1/2024	24,197	26,082,201
Aircastle Ltd.	4.40%		9/25/2023	51,354	54,804,653
Aircastle Ltd.	5.00%		4/1/2023	39,893	42,522,765
Aircastle Ltd.†	5.25%		8/11/2025	40,689	45,631,800

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
Alliance Data Systems Corp.†	4.75%		12/15/2024	$86,014	$88,379,385
Alliance Data Systems Corp.†	7.00%		1/15/2026	57,232	61,515,243
Ally Financial, Inc.	1.45%		10/2/2023	11,837	12,020,690
Ally Financial, Inc.	3.875%		5/21/2024	79,117	85,344,001
Ally Financial, Inc.	4.125%		2/13/2022	9,982	10,149,007
Ally Financial, Inc.	4.625%		3/30/2025	31,811	35,527,465
Ally Financial, Inc.	5.125%		9/30/2024	91,001	102,162,687
Ally Financial, Inc.	5.75%		11/20/2025	133,544	153,085,906
Aviation Capital Group LLC†	1.95%		1/30/2026	27,395	27,557,469
Aviation Capital Group LLC†	2.875%		1/20/2022	9,356	9,420,682
Aviation Capital Group LLC†	3.875%		5/1/2023	42,516	44,487,688
Aviation Capital Group LLC†	5.50%		12/15/2024	56,550	63,754,666
Avolon Holdings Funding Ltd. (Ireland)†(f)	2.125%		2/21/2026	23,024	22,985,211
Avolon Holdings Funding Ltd. (Ireland)†(f)	3.625%		5/1/2022	26,356	26,823,552
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.25%		4/15/2026	22,567	24,482,859
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.375%		5/1/2026	19,759	21,482,565
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%		10/1/2023	112,721	121,566,026
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%		5/15/2024	47,066	51,640,189
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.50%		1/15/2023	27,137	28,706,282
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.50%		1/15/2026	20,268	22,940,268
Capital One Financial Corp.	0.849% (3 Mo. LIBOR + .72%)	#	1/30/2023	23,854	24,042,784
Capital One Financial Corp.	1.073% (3 Mo. LIBOR + .95%)	#	3/9/2022	21,996	22,081,468
Citigroup Global Markets Holdings Inc.	0.75%		6/7/2024	62,101	61,897,434
Discover Financial Services	5.20%		4/27/2022	35,582	36,714,390
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	42,755	41,153,292
Jefferies Financial Group, Inc.	5.50%		10/18/2023	52,803	56,448,343
Jefferies Group LLC	5.125%		1/20/2023	21,992	23,345,269
Muthoot Finance Ltd. (India)†(f)	4.40%		9/2/2023	24,876	25,560,090
Muthoot Finance Ltd. (India)†(f)	6.125%		10/31/2022	25,282	26,230,075
Navient Corp.	5.50%		1/25/2023	49,868	52,361,400
Navient Corp.	5.875%		10/25/2024	77,407	84,447,167
Navient Corp.	6.125%		3/25/2024	34,715	37,665,775
Navient Corp.	6.50%		6/15/2022	11,898	12,359,047
Navient Corp.	7.25%		9/25/2023	11,447	12,590,298
Nuveen Finance LLC†	4.125%		11/1/2024	622	686,290
OneMain Finance Corp.	5.625%		3/15/2023	14,711	15,558,133

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
OneMain Finance Corp.	6.125%		5/15/2022	$14,919	$15,403,867
OneMain Finance Corp.	6.125%		3/15/2024	42,165	45,380,081
OneMain Finance Corp.	8.25%		10/1/2023	35,967	40,465,932
OneMain Finance Corp.	8.875%		6/1/2025	15,993	17,559,514
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%		3/15/2023	54,041	56,730,567
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.25%		8/15/2022	23,209	24,131,367
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%		2/15/2024	122,071	134,011,293
Total					2,168,988,227

Electric 2.51%
AES Corp. (The)†	3.30%		7/15/2025	71,036	75,988,630
Alexander Funding Trust†	1.841%		11/15/2023	87,343	89,063,642
American Transmission Systems, Inc.†	5.25%		1/15/2022	9,843	10,006,961
Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%		5/1/2023	74,470	77,554,724
Calpine Corp.†	5.25%		6/1/2026	76,096	78,569,120
Cemig Geracao e Transmissao SA (Brazil)†(f)	9.25%		12/5/2024	7,720	8,860,630
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,819	3,080,090
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	10,475	11,881,362
Comision Federal de Electricidad (Mexico)†(f)	4.875%		1/15/2024	64,830	70,282,851
Emera US Finance LP†	0.833%		6/15/2024	14,388	14,315,311
Enel Finance International NV (Netherlands)†(f)	1.375%		7/12/2026	39,722	39,851,387
Enel Finance International NV (Netherlands)†(f)	2.65%		9/10/2024	49,598	52,219,553
FirstEnergy Corp.	1.60%		1/15/2026	18,065	17,905,396
FirstEnergy Corp.	2.05%		3/1/2025	71,006	72,158,428
FirstEnergy Corp.	4.75%		3/15/2023	77,854	81,158,902
FirstEnergy Transmission LLC†	4.35%		1/15/2025	55,034	60,628,437
IPALCO Enterprises, Inc.	3.70%		9/1/2024	18,119	19,431,507
Jersey Central Power & Light Co.†	4.70%		4/1/2024	50,436	54,777,004
NextEra Energy Capital Holdings, Inc.	0.849% (3 Mo. LIBOR + .72%)	#	2/25/2022	8,011	8,035,910
NRG Energy, Inc.†	3.75%		6/15/2024	90,412	96,470,565
NRG Energy, Inc.	6.625%		1/15/2027	23,230	24,138,409
OGE Energy Corp.	0.703%		5/26/2023	9,350	9,356,039
Origin Energy Finance Ltd. (Australia)†(f)	5.45%		10/14/2021	18,130	18,231,785
Pacific Gas and Electric Co.	1.367%		3/10/2023	79,231	79,024,502
Pacific Gas and Electric Co.	3.15%		1/1/2026	196,591	200,555,821
Pacific Gas and Electric Co.	3.25%		6/15/2023	9,548	9,854,393
Pacific Gas and Electric Co.	3.75%		2/15/2024	41,386	43,099,897
Puget Energy, Inc.	5.625%		7/15/2022	19,415	20,061,872

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric (continued)
Puget Energy, Inc.	6.00%	9/1/2021	$40,811	$40,811,000
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022	23,370	24,320,575
Vistra Operations Co. LLC†	3.55%	7/15/2024	145,238	153,683,143
Total				1,565,377,846

Electronics 0.17%
Flex Ltd.	3.75%	2/1/2026	72,970	79,698,694
SYNNEX Corp.†	1.25%	8/9/2024	27,304	27,331,640
Total				107,030,334

Energy-Alternate Sources 0.13%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	17,776	18,512,815
Greenko Dutch BV (Netherlands)†(f)	3.85%	3/29/2026	32,348	33,114,324
Greenko Mauritius Ltd. (India)†(f)	6.25%	2/21/2023	30,255	31,238,327
Total				82,865,466

Engineering & Construction 0.00%
Fluor Corp.	3.50%	12/15/2024	578	608,192

Entertainment 0.30%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	58,933	62,362,901
Caesars Entertainment, Inc.†	8.125%	7/1/2027	57,835	63,997,319
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	10,798	11,359,496
International Game Technology plc†	4.125%	4/15/2026	17,293	17,981,261
International Game Technology plc†	6.50%	2/15/2025	13,074	14,593,853
Scientific Games International, Inc.†	8.625%	7/1/2025	8,113	8,768,834
Vail Resorts, Inc.†	6.25%	5/15/2025	5,000	5,333,950
Total				184,397,614

Food 0.18%
Albertsons Cos., Inc./Safeway, Inc./
Albertsons LP/Albertsons LLC	5.75%	3/15/2025	3,194	3,265,865
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	35,850	37,500,893
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(f)	5.625%	8/15/2026	37,082	38,230,430
Fresh Market, Inc. (The)†	9.75%	5/1/2023	76	78,184
Kraft Heinz Foods Co.	3.00%	6/1/2026	8,397	8,908,122
NBM US Holdings, Inc.†	7.00%	5/14/2026	19,000	20,241,650
US Foods, Inc.†	6.25%	4/15/2025	5,249	5,537,695
Total				113,762,839

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(f)	5.75%	7/14/2026	$18,736	$21,988,944

Gas 0.40%
Atmos Energy Corp.	0.625%	3/9/2023	32,511	32,514,470
Eastern Energy Gas Holdings LLC	3.60%	12/15/2024	332	357,892
National Fuel Gas Co.	3.75%	3/1/2023	19,487	20,201,265
National Fuel Gas Co.	5.50%	1/15/2026	90,555	104,659,628
National Fuel Gas Co.	7.395%	3/30/2023	3,993	4,293,622
ONE Gas, Inc.	0.85%	3/11/2023	40,594	40,597,795
ONE Gas, Inc.	1.10%	3/11/2024	49,259	49,265,980
Total				251,890,652

Health Care-Services 1.24%
Centene Corp.	4.25%	12/15/2027	92,106	97,402,095
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	14,720	16,256,513
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	35,647	36,433,426
Fresenius Medical Care US Finance III, Inc.†	1.875%	12/1/2026	51,868	52,385,280
HCA, Inc.	5.00%	3/15/2024	36,593	40,261,256
HCA, Inc.	5.25%	4/15/2025	193,688	221,175,670
HCA, Inc.	5.25%	6/15/2026	80,304	92,844,640
HCA, Inc.	8.36%	4/15/2024	24,106	28,366,253
Humana, Inc.	0.65%	8/3/2023	40,189	40,221,611
Molina Healthcare, Inc.	5.375%	11/15/2022	79,601	82,625,838
Select Medical Corp.†	6.25%	8/15/2026	20,500	21,704,375
Universal Health Services, Inc.†	1.65%	9/1/2026	40,056	40,104,262
Universal Health Services, Inc.†	5.00%	6/1/2026	997	1,025,115
Total				770,806,334

Holding Companies-Diversified 0.02%
KOC Holding AS (Turkey)†(f)	5.25%	3/15/2023	14,301	14,814,406

Home Builders 0.27%
Century Communities, Inc.	5.875%	7/15/2025	18,445	18,986,914
D.R. Horton, Inc.	4.375%	9/15/2022	9,256	9,535,829
D.R. Horton, Inc.	4.75%	2/15/2023	4,041	4,240,957
D.R. Horton, Inc.	5.75%	8/15/2023	25,989	28,281,551
Lennar Corp.	4.50%	4/30/2024	33,705	36,663,625
Lennar Corp.	4.75%	5/30/2025	17,145	19,183,026
Lennar Corp.	4.875%	12/15/2023	16,083	17,399,876
Lennar Corp.	5.25%	6/1/2026	13,975	16,158,594

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Builders (continued)
Toll Brothers Finance Corp.	4.375%		4/15/2023	$8,318	$8,681,913
Toll Brothers Finance Corp.	4.875%		11/15/2025	10,243	11,548,982
Total					170,681,267

Home Furnishings 0.00%
Leggett & Platt, Inc.	3.40%		8/15/2022	1,394	1,423,602

Housewares 0.11%
Newell Brands, Inc.	4.35%		4/1/2023	56,481	59,647,890
Newell Brands, Inc.	4.875%		6/1/2025	10,464	11,660,338
Total					71,308,228

Insurance 0.50%
Assurant, Inc.	4.20%		9/27/2023	27,407	29,311,701
CNA Financial Corp.	7.25%		11/15/2023	3,983	4,555,819
CNO Financial Group, Inc.	5.25%		5/30/2025	90,846	102,854,489
F&G Global Funding†	1.75%		6/30/2026	29,365	29,868,587
Fidelity & Guaranty Life Holdings, Inc.†	5.50%		5/1/2025	49,979	57,368,098
Fidelity National Financial, Inc.	5.50%		9/1/2022	1,132	1,189,165
Kemper Corp.	4.35%		2/15/2025	25,199	27,527,428
Old Republic International Corp.	4.875%		10/1/2024	2,540	2,831,945
Peachtree Corners Funding Trust†	3.976%		2/15/2025	21,890	23,984,525
Unum Group	4.00%		3/15/2024	1,158	1,245,717
USI, Inc.†	6.875%		5/1/2025	27,597	28,191,715
Total					308,929,189

Internet 0.78%
Baidu, Inc. (China)(f)	3.075%		4/7/2025	6,600	6,995,175
Baidu, Inc. (China)(f)	3.875%		9/29/2023	104,889	111,261,310
Baidu, Inc. (China)(f)	4.375%		5/14/2024	118,484	129,014,410
E*TRADE Financial Corp.	2.95%		8/24/2022	24,738	25,335,694
eBay, Inc.	0.999% (3 Mo. LIBOR + .87%)	#	1/30/2023	9,131	9,221,782
Meituan (China)†(f)	2.125%		10/28/2025	21,199	20,712,622
Netflix, Inc.†	3.625%		6/15/2025	37,758	40,542,653
Netflix, Inc.	4.375%		11/15/2026	8,434	9,552,812
Uber Technologies, Inc.†	7.50%		5/15/2025	36,413	38,870,878
Uber Technologies, Inc.†	8.00%		11/1/2026	48,853	52,089,511
VeriSign, Inc.	5.25%		4/1/2025	10,000	11,313,638
Weibo Corp. (China)(f)	3.50%		7/5/2024	30,217	31,642,350
Total					486,552,835

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Iron-Steel 0.15%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(f)	8.75%		7/15/2026	$5,833	$6,205,175
CSN Resources SA (Brazil)†(f)	7.625%		4/17/2026	6,670	7,118,557
POSCO (South Korea)†(f)	2.375%		11/12/2022	27,050	27,590,325
Steel Dynamics, Inc.	5.00%		12/15/2026	52,105	54,073,671
Total					94,987,728

Leisure Time 0.45%
Carnival Corp.†	11.50%		4/1/2023	170,635	191,909,772
NCL Corp. Ltd.†	5.875%		3/15/2026	28,637	28,744,389
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025	52,115	60,062,537
Total					280,716,698

Lodging 0.25%
Las Vegas Sands Corp.	3.20%		8/8/2024	49,875	51,839,708
Marriott International, Inc.	5.75%		5/1/2025	46,654	53,622,519
MGM Resorts International	6.00%		3/15/2023	6,413	6,797,780
MGM Resorts International	6.75%		5/1/2025	14,690	15,589,763
Travel + Leisure Co.	6.60%		10/1/2025	5,006	5,625,493
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%		5/30/2023	8,311	8,537,807
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025	15,581	16,534,836
Total					158,547,906

Machinery-Diversified 0.51%
CNH Industrial Capital LLC	4.375%		4/5/2022	49,589	50,720,381
CNH Industrial NV (United Kingdom)(f)	4.50%		8/15/2023	82,516	88,499,507
Flowserve Corp.	4.00%		11/15/2023	18,588	19,652,768
Nvent Finance S.a.r.l. (Luxembourg)(f)	3.95%		4/15/2023	42,259	44,132,325
Otis Worldwide Corp.	0.595% (3 Mo. LIBOR + .45%)	#	4/5/2023	4,836	4,837,739
Wabtec Corp.	4.375%		8/15/2023	25,687	27,112,254
Welbilt, Inc.	9.50%		2/15/2024	1,050	1,087,658
Westinghouse Air Brake Technologies Corp.	3.20%		6/15/2025	9,811	10,468,527
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024	66,622	71,850,431
Total					318,361,590

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.44%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	$11,741	$12,289,246
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	11,519	11,880,236
CSC Holdings LLC	6.75%	11/15/2021	15,692	15,874,812
DISH DBS Corp.	5.875%	7/15/2022	63,269	65,510,621
iHeartCommunications, Inc.	6.375%	5/1/2026	25,796	27,278,766
Nexstar Media, Inc.†	5.625%	7/15/2027	18,155	19,309,839
Sirius XM Radio, Inc.†	5.375%	7/15/2026	70,544	72,440,223
Univision Communications, Inc.†	5.125%	2/15/2025	48,443	49,384,247
Total				273,967,990

Mining 1.11%
Alcoa Nederland Holding BV (Netherlands)†(f)	5.50%	12/15/2027	58,041	62,539,177
Alcoa Nederland Holding BV (Netherlands)†(f)	6.125%	5/15/2028	10,615	11,557,081
Alcoa Nederland Holding BV (Netherlands)†(f)	7.00%	9/30/2026	7,846	8,207,387
Anglo American Capital plc (United Kingdom)†(f)	3.625%	9/11/2024	108,828	117,447,177
Anglo American Capital plc (United Kingdom)†(f)	4.875%	5/14/2025	22,013	24,856,832
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	5.125%	5/15/2024	9,885	10,644,662
Freeport-McMoRan, Inc.	3.875%	3/15/2023	28,124	29,108,340
Freeport-McMoRan, Inc.	4.55%	11/14/2024	55,328	59,961,720
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022	76,066	79,304,510
Glencore Funding LLC†	1.625%	4/27/2026	28,258	28,370,478
Glencore Funding LLC†	4.125%	5/30/2023	54,511	57,701,529
Glencore Funding LLC†	4.125%	3/12/2024	66,000	70,997,459
Glencore Funding LLC†	4.625%	4/29/2024	60,082	65,822,919
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024	42,328	47,097,325
Novelis Corp.†	3.25%	11/15/2026	19,654	20,174,634
Total				693,791,230

Oil & Gas 3.96%
Cenovus Energy, Inc. (Canada)(f)	3.80%	9/15/2023	24,329	25,608,103
Cenovus Energy, Inc. (Canada)(f)	4.00%	4/15/2024	44,593	47,703,102
Cenovus Energy, Inc. (Canada)(f)	5.375%	7/15/2025	115,789	131,493,853
Cimarex Energy Co.	4.375%	6/1/2024	93,364	100,959,860
Comstock Resources, Inc.†	7.50%	5/15/2025	16,928	17,542,063
Continental Resources, Inc.	3.80%	6/1/2024	109,051	116,548,256
Continental Resources, Inc.	4.50%	4/15/2023	14,959	15,613,456
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	103,642	106,873,558
Devon Energy Corp.†	5.25%	9/15/2024	75,558	83,889,736
Devon Energy Corp.†	5.25%	10/15/2027	71,994	76,614,788

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Devon Energy Corp.†	5.875%		6/15/2028	$8,051	$8,867,087
Diamondback Energy, Inc.	0.90%		3/24/2023	53,659	53,659,849
Diamondback Energy, Inc.	2.875%		12/1/2024	84,859	89,227,792
Diamondback Energy, Inc.	4.75%		5/31/2025	33,609	37,644,178
Eni SpA (Italy)†(f)	4.00%		9/12/2023	29,551	31,454,134
EQT Corp.†	3.125%		5/15/2026	17,876	18,389,935
Equinor ASA (Norway)†(f)	7.875%		12/9/2022	7,000	7,663,345
Harvest Operations Corp. (Canada)†(f)	1.00%		4/26/2024	23,800	23,819,482
Harvest Operations Corp. (Canada)†(f)	4.20%		6/1/2023	8,450	8,953,096
Helmerich & Payne, Inc.	4.65%		3/15/2025	32,383	36,063,916
Hess Corp.	3.50%		7/15/2024	9,413	9,959,932
Laredo Petroleum, Inc.	9.50%		1/15/2025	44,900	46,344,882
Lundin Energy Finance BV (Netherlands)†(f)	2.00%		7/15/2026	96,528	97,325,539
Marathon Oil Corp.	3.85%		6/1/2025	7,000	7,686,958
Matador Resources Co.	5.875%		9/15/2026	90,876	91,525,763
MEG Energy Corp. (Canada)†(f)	6.50%		1/15/2025	95,517	98,740,699
Murphy Oil Corp.	6.875%		8/15/2024	42,720	43,627,800
Occidental Petroleum Corp.	1.575% (3 Mo. LIBOR + 1.45%)	#	8/15/2022	114,113	113,681,922
Occidental Petroleum Corp.	2.90%		8/15/2024	30,104	30,894,230
Occidental Petroleum Corp.	6.95%		7/1/2024	63,888	72,046,178
OGX Austria GmbH (Brazil)†(f)(g)	8.50%		6/1/2018	31,150	623
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	26,480	27,845,176
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	9,732	10,492,604
PDC Energy, Inc.	5.75%		5/15/2026	40,350	41,947,860
PDC Energy, Inc.	6.125%		9/15/2024	10,887	11,077,523
Petroleos Mexicanos (Mexico)(f)	3.775% (3 Mo. LIBOR + 3.65%)	#	3/11/2022	23,850	24,077,291
Petroleos Mexicanos (Mexico)(f)	4.25%		1/15/2025	43,137	43,913,466
Petroleos Mexicanos (Mexico)(f)	4.875%		1/18/2024	12,719	13,295,171
Petroleos Mexicanos (Mexico)(f)	5.375%		3/13/2022	27,589	28,126,434
Petroleos Mexicanos (Mexico)†(f)	6.875%		10/16/2025	27,374	29,955,368
Petroleos Mexicanos (Mexico)(f)	6.875%		8/4/2026	37,121	40,589,586
Range Resources Corp.	9.25%		2/1/2026	72,245	79,095,271
Reliance Industries Ltd. (India)†(f)	5.40%		2/14/2022	78,805	80,426,865
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	1.625%		11/24/2025	12,509	12,650,352
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	2.875%		4/16/2024	26,491	27,777,112
SM Energy Co.†	10.00%		1/15/2025	47,872	53,437,120

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Suncor Energy Ventures Corp. (Canada)†(f)	4.50%		4/1/2022	$17,525	$17,778,594
Suncor Energy, Inc. (Canada)(f)	7.875%		6/15/2026	14,077	17,815,980
Suncor Energy, Inc. (Canada)(f)	9.25%		10/15/2021	23,330	23,583,497
Tengizchevroil Finance Co. International Ltd.(Kazakhstan)†(f)	2.625%		8/15/2025	48,251	49,570,713
Valero Energy Corp.	1.20%		3/15/2024	38,501	38,810,503
Valero Energy Corp.	2.70%		4/15/2023	41,560	42,937,465
Valero Energy Corp.	2.85%		4/15/2025	55,734	58,843,855
Valero Energy Corp.	3.65%		3/15/2025	14,003	15,169,171
Viper Energy Partners LP†	5.375%		11/1/2027	25,848	27,150,868
Total					2,466,791,960

Oil & Gas Services 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	28,225	28,790,347

Pharmaceuticals 0.93%
AbbVie, Inc.	0.587% (3 Mo. LIBOR + .46%)	#	11/19/2021	13,581	13,593,218
AbbVie, Inc.	2.30%		11/21/2022	11,903	12,176,963
Bausch Health Cos., Inc.†	5.50%		11/1/2025	34,978	35,822,719
Bausch Health Cos., Inc.†	6.125%		4/15/2025	39,597	40,537,429
Bayer US Finance II LLC†	1.129% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	125,880	127,816,214
Bayer US Finance II LLC†	3.875%		12/15/2023	138,894	148,195,564
Bayer US Finance II LLC†	4.25%		12/15/2025	92,758	103,317,797
Becton Dickinson & Co.	1.161% (3 Mo. LIBOR + 1.03%)	#	6/6/2022	51,169	51,522,730
Cigna Corp.	1.016% (3 Mo. LIBOR + .89%)	#	7/15/2023	43,170	43,768,088
Total					576,750,722

Pipelines 2.05%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	170,595	193,890,488
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	140,358	159,262,774
Eastern Gas Transmission & Storage, Inc.†	3.60%		12/15/2024	165	177,868
Energy Transfer Operating LP	4.25%		3/15/2023	65,435	68,427,356
Energy Transfer Operating LP	5.875%		1/15/2024	113,261	124,873,334
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	3,623	3,693,371
Kinder Morgan Inc	1.406% (3 Mo. LIBOR + 1.28%)	#	1/15/2023	11,775	11,952,772

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Pipelines (continued)
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	$23,460	$23,801,621
MPLX LP	1.223% (3 Mo. LIBOR + 1.10%)	#	9/9/2022	184,195	184,190,539
MPLX LP	3.50%		12/1/2022	2,009	2,078,235
MPLX LP	4.00%		2/15/2025	6,987	7,613,905
NOVA Gas Transmission Ltd. (Canada)(f)	7.875%		4/1/2023	9,276	10,305,434
ONEOK Partners LP	4.90%		3/15/2025	26,810	29,916,560
ONEOK Partners LP	5.00%		9/15/2023	5,106	5,474,970
ONEOK, Inc.	7.50%		9/1/2023	28,775	32,180,991
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	49,722	55,439,807
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	126,720	135,210,339
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	154,737	172,584,352
Texas Eastern Transmission LP†	2.80%		10/15/2022	15,598	15,892,763
Western Midstream Operating LP	2.229% (3 Mo. LIBOR + 2.10%)	#	1/13/2023	38,049	37,961,626
Total					1,274,929,105

Real Estate 0.04%
Country Garden Holdings Co. Ltd. (China)(f)	7.125%		1/27/2022	21,656	22,105,687

Real Estate Investment Trusts 0.87%
Brixmor Operating Partnership LP	3.65%		6/15/2024	39,260	42,123,616
CyrusOne LP/CyrusOne Finance Corp.	2.90%		11/15/2024	30,150	31,640,315
EPR Properties	4.75%		12/15/2026	7,915	8,552,669
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	25,105	28,176,722
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	32,101	32,752,650
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	31,191	32,920,229
Host Hotels & Resorts LP	3.75%		10/15/2023	3,928	4,131,024
Kilroy Realty LP	3.45%		12/15/2024	25,693	27,472,708
Kilroy Realty LP	4.375%		10/1/2025	11,879	13,197,613
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		3/15/2022	38,016	38,196,635
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	33,100	33,631,586
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	49,657	52,636,420
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	4,147	4,442,515
SITE Centers Corp.	3.625%		2/1/2025	3,454	3,663,423
SL Green Operating Partnership LP	3.25%		10/15/2022	40,027	41,129,055

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
SL Green Realty Corp.	4.50%	12/1/2022	$45,876	$47,659,497
VEREIT Operating Partnership LP	4.625%	11/1/2025	24,210	27,441,645
Vornado Realty LP	2.15%	6/1/2026	9,669	9,902,976
Vornado Realty LP	3.50%	1/15/2025	9,491	10,126,667
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%	9/17/2024	48,489	51,772,835
Total				541,570,800

Retail 0.08%
Arcos Dorados Holdings, Inc. (Uruguay)†(f)	5.875%	4/4/2027	30,684	32,258,243
Bath & Body Works, Inc.†	9.375%	7/1/2025	8,720	11,292,400
IRB Holding Corp.†	6.75%	2/15/2026	4,887	5,033,610
Total				48,584,253

Savings & Loans 0.06%
People’s United Financial, Inc.	3.65%	12/6/2022	34,188	35,301,644

Semiconductors 0.94%
Broadcom, Inc.	3.15%	11/15/2025	38,622	41,374,767
Broadcom, Inc.	4.25%	4/15/2026	4,782	5,348,497
Broadcom, Inc.	4.70%	4/15/2025	20,464	22,903,475
Microchip Technology, Inc.†	0.972%	2/15/2024	153,581	153,799,851
Microchip Technology, Inc.	2.67%	9/1/2023	126,267	131,167,794
Microchip Technology, Inc.	4.25%	9/1/2025	21,622	22,802,370
Microchip Technology, Inc.	4.333%	6/1/2023	64,279	68,164,360
NXP BV/NXP Funding LLC (Netherlands)†(f)	3.875%	9/1/2022	71,533	73,839,340
SK Hynix, Inc. (South Korea)†(f)	1.00%	1/19/2024	33,256	33,138,150
SK Hynix, Inc. (South Korea)†(f)	1.50%	1/19/2026	34,161	34,012,771
Total				586,551,375

Shipbuilding 0.05%
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	26,743	29,170,641

Software 0.19%
Boxer Parent Co., Inc.†	9.125%	3/1/2026	13,476	14,153,034
BY Crown Parent LLC	7.375%	10/15/2024	16,607	16,913,233
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.†	5.75%	3/1/2025	45,969	46,486,152
VMware, Inc.	1.00%	8/15/2024	37,831	37,998,082
Total				115,550,501

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.10%
Altice France SA (France)†(f)	7.375%		5/1/2026	$58,405	$60,695,644

Toys/Games/Hobbies 0.11%
Hasbro, Inc.	3.00%		11/19/2024	25,290	26,871,423
Hasbro, Inc.	3.55%		11/19/2026	8,130	8,920,830
Mattel, Inc.	3.15%		3/15/2023	12,637	12,911,539
Mattel, Inc.†	3.375%		4/1/2026	20,534	21,356,695
Total					70,060,487

Transportation 0.09%
Pelabuhan Indonesia III Persero PT (Indonesia)†(f)	4.50%		5/2/2023	20,485	21,714,919
Rumo Luxembourg S.a.r.l. (Luxembourg)†(f)	5.875%		1/18/2025	20,600	21,459,123
XPO Logistics, Inc.†	6.25%		5/1/2025	12,083	12,777,773
Total					55,951,815

Trucking & Leasing 0.04%
GATX Corp.	0.841% (3 Mo. LIBOR + .72%)	#	11/5/2021	1,098	1,099,056
GATX Corp.	4.35%		2/15/2024	17,527	18,980,587
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.375%		2/1/2022	4,991	5,027,863
Total					25,107,506
Total Corporate Bonds (cost $23,772,776,596)					24,286,042,039

FLOATING RATE LOANS(h) 9.01%

Advertising 0.10%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)		9/27/2024	61,508	61,339,686

Aerospace/Defense 0.73%
Boeing Company The Delayed Draw Term Loan	1.369% (3 Mo. LIBOR + 1.25%)		2/7/2022	453,171	453,057,604

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.22%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028	$49,388	$50,919,380
American Airlines, Inc. 2017 Incremental Term Loan	2.096% (1 Mo. LIBOR + 2.00%)		12/15/2023	63,843	62,459,038
American Airlines, Inc. 2018 Term Loan B	1.838% (1 Mo. LIBOR + 1.75%)		6/27/2025	22,494	21,156,746
Total					134,535,164

Auto Parts: Original Equipment 0.11%
Tenneco, Inc. 2018 Term Loan B	3.085% (1 Mo. LIBOR + 3.00%)		10/1/2025	71,499	70,843,372

Automotive 0.15%
Ford Motor Company Unsecured Term Loan	1.84% (1 Mo. LIBOR + 1.75%)		12/31/2022	90,994	90,311,289	(i)

Building Materials 0.04%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%)		10/25/2023	22,453	22,471,718

Business Services 0.50%
Global Payments Inc. 2019 Term Loan	1.461% (1 Mo. LIBOR + 1.38%)		7/9/2024	109,813	109,813,088	(i)
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.374% (3 Mo. LIBOR + 1.25%)		1/17/2023	36,437	36,413,886	(i)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.749% (3 Mo. LIBOR + 1.63%)		1/17/2025	64,282	64,241,743	(i)
Parexel International Corporation Term Loan B	2.835% (1 Mo. LIBOR + 2.75%)		9/27/2024	76,565	76,538,569
Syniverse Holdings, Inc. 2018 1st Lien Term Loan	–	(j)	3/9/2023	26,822	26,839,046
Total					313,846,332

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.22%
ASP Unifrax Holdings Inc 2021 Bridge Term Loan(k)	–	(j)	8/2/2028	$56,032	$56,032,000
ASP Unifrax Holdings Inc 2021 Unsecured Bridge Facility(k)	–	(j)	8/2/2029	40,019	40,019,000
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	1.897% (3 Mo. LIBOR + 1.75%)		6/1/2024	39,476	39,289,784
Total					135,340,784

Computer Hardware 0.41%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%)		9/19/2025	224,591	224,782,574
Dell International LLC Term Loan A6	1.84% (1 Mo. LIBOR + 1.75%)		3/13/2024	25,870	25,914,432
Science Applications International Corporation 2020 Incremental Term Loan B	1.96% (1 Mo. LIBOR + 1.88%)		3/12/2027	5,984	5,976,520
Total					256,673,526

Computer Software 0.07%
Cornerstone OnDemand, Inc. 2021 Term Loan B	–	(j)	4/22/2027	45,239	45,251,300

Containers 0.06%
BWAY Holding Company 2017 Term Loan B	3.342% (1 Mo. LIBOR + 3.25%)		4/3/2024	40,086	39,146,481

Drugs 0.27%
Change Healthcare Holdings LLC 2017 Term Loan B	3.50% (1 Mo. LIBOR + 2.50%) (3 Mo. LIBOR + 2.50%)		3/1/2024	92,501	92,402,674
NVA Holdings, Inc. 2019 Term Loan A3	2.375% (1 Mo. LIBOR + 2.25%)		2/20/2023	60,749	60,445,383	(i)
NVA Holdings, Inc. 2020 Term Loan A5	2.625% (1 Mo. LIBOR + 2.50%)		2/19/2025	17,832	17,608,664	(i)
Total					170,456,721

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.00%
Analog Devices, Inc. 2019 Term Loan	1.089% (1 Mo. LIBOR + 1.00%)		3/10/2022	$2,780	$2,773,050	(i)

Electronics 0.04%
Tech Data Corporation ABL Term Loan	3.585% (1 Mo. LIBOR + 3.50%)		6/30/2025	24,577	24,613,894

Energy Equipment & Services 0.12%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.835% (1 Mo. LIBOR + 1.75%)		6/30/2024	74,047	74,046,576

Entertainment 0.16%
Scientific Games International, Inc. 2018 Term Loan B5	2.835% (1 Mo. LIBOR + 2.75%)		8/14/2024	99,153	98,414,568

Environmental Services 0.00%
Stericycle, Inc. 2017 Term Loan	1.463% (1 Mo. LIBOR + 1.38%)		11/17/2022	2,983	2,964,510	(i)

Financial Services 0.10%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(f)	1.897% (3 Mo. LIBOR + 1.75%)		10/6/2023	62,116	62,072,448

Food 0.17%
US Foods, Inc. 2016 Term Loan B	1.835% (1 Mo. LIBOR + 1.75%)		6/27/2023	109,056	107,974,958

Government 0.21%
Seminole Tribe of Florida 2018 Term Loan B	1.836% (1 Mo. LIBOR + 1.75%)		7/8/2024	133,136	133,107,812

Health Care Products 0.14%
Medline Industries, Inc. Bridge Term Loan(k)	–	(j)	8/4/2022	40,823	40,823,101	(i)
Medline Industries, Inc. Unsecured Bridge Term Loan(k)	–	(j)	8/4/2022	44,020	44,019,735	(i)
Total					84,842,836

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.57%
DaVita, Inc. 2019 Delayed Draw Term Loan A	1.585% (1 Mo. LIBOR + 1.50%)		8/12/2024	$15,384	$15,335,720
DaVita, Inc. 2020 Term Loan B	1.842% (1 Mo. LIBOR + 1.75%)		8/12/2026	136,173	135,544,562
Gentiva Health Services, Inc. 2020 Term Loan	2.875% (1 Mo. LIBOR + 2.75%)		7/2/2025	74,134	74,040,838
PPD, Inc. Initial Term Loan	2.50% (1 Mo. LIBOR + 2.00%)		1/13/2028	130,046	129,849,124
Total					354,770,244

Insurance 0.19%
Asurion LLC 2018 Term Loan B6	3.21% (1 Mo. LIBOR + 3.13%)		11/3/2023	118,353	117,243,349

Leasing 0.07%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.50% (1 Mo. LIBOR + 1.75%)		1/15/2025	44,935	44,754,429

Leisure 0.21%
Carnival Corporation USD Term Loan B (Panama)(f)	3.75% (1 Mo. LIBOR + 3.00%)		6/30/2025	130,631	130,157,325

Lodging 0.53%
Boyd Gaming Corporation Term Loan B3	2.332% (1 Wk. LIBOR + 2.25%)		9/15/2023	86,830	86,754,821
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.835% (1 Mo. LIBOR + 2.75%)		12/23/2024	47,856	47,523,907
Casablanca US Holdings, Inc. 2018 1st Lien Term Loan	–	(j)	3/29/2024	33,365	33,358,161
CityCenter Holdings, LLC 2017 Term Loan B	–	(j)	4/18/2024	68,430	68,352,497
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.834% (1 Mo. LIBOR + 1.75%)		6/22/2026	69,364	68,713,889
Resorts World Las Vegas LLC Term Loan A	1.59% (1 Mo. LIBOR + 1.50%)		4/16/2024	25,375	24,867,500	(i)
Total					329,570,775

Machinery: Industrial/Specialty 0.10%
Welbilt, Inc. 2018 Term Loan B	2.585% (1 Mo. LIBOR + 2.50%)		10/23/2025	64,006	63,575,979

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 0.51%
Gray Television, Inc. 2021 Second Lien Bridge Term Loan(k)	–	(j)	8/12/2022	$96,044	$96,043,686	(i)
Nexstar Broadcasting, Inc. 2018 Term Loan A4	1.596% (1 Mo. LIBOR + 1.50%)		10/26/2023	11,370	11,345,159
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.335% (1 Mo. LIBOR + 2.25%)		1/17/2024	15,315	15,288,925
Nexstar Broadcasting, Inc. Term Loan A5	1.596% (1 Mo. LIBOR + 1.50%)		9/19/2024	24,160	24,038,900
Nielsen Finance LLC USD Term Loan B4	2.096% (1 Mo. LIBOR + 2.00%)		10/4/2023	155,941	155,897,618
Univision Communications Inc. 2021 First Lien Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)		3/15/2026	8,471	8,462,715
Univision Communications, Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%)		3/15/2024	8,894	8,874,454
Total					319,951,457

Miscellaneous 0.72%
Charter Communications Operating, LLC 2017 Term Loan A2	1.59% (1 Mo. LIBOR + 1.50%)		3/31/2023	85,880	85,880,354
Charter Communications Operating, LLC 2019 Term Loan B1	1.84% (1 Mo. LIBOR + 1.75%)		4/30/2025	200,603	200,139,401
Reynolds Group Holdings Inc. USD 2017 Term Loan	2.835% (1 Mo. LIBOR + 2.75%)		2/5/2023	138,120	137,461,790
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%)		12/3/2025	463	466,780
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% - 5.75% (1 Mo. LIBOR + 5.25%)		12/3/2025	530	517,665
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%)		8/18/2023	25,465	25,476,766
Total					449,942,756

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 0.15%
Hess Corporation Term Loan	2.59% (1 Mo. LIBOR + 2.50%)		3/16/2023	$92,477	$92,245,901	(i)

Oil: Crude Producers 0.15%
Buckeye Partners, L.P. 2021 Term Loan B	2.346% (1 Mo. LIBOR + 2.25%)		11/1/2026	89,549	88,695,461
Oryx Midstream Holdings LLC Term Loan B	–	(j)	5/22/2026	6,900	6,897,274
Total					95,592,735

Real Estate Investment Trusts 0.66%
Crown Castle International Corporation 2016 Term Loan A	1.215% (3 Mo. LIBOR + 1.13%)		6/21/2024	16,662	16,638,040
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.097% (1 Mo. LIBOR + 1.00%)		1/31/2025	250,806	248,925,140
SL Green Realty Corp. Term Loan A	1.185% (1 Wk. LIBOR + 1.10%)		3/31/2023	12,677	12,549,929	(i)
VICI Properties 1 LLC Replacement Term Loan B	1.838% (1 Mo. LIBOR + 1.75%)		12/20/2024	135,304	134,749,960
Total					412,863,069

Retail 0.30%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.097% (1 Mo. LIBOR + 2.00%)		2/3/2024	10,679	10,685,216
CWGS Group, LLC 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.50%)		6/3/2028	27,818	27,606,842
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%)		7/18/2022	147,462	145,495,371
Total					183,787,429

Technology 0.55%
Comcast Hulu Holdings, LLC Term Loan A	0.96% (1 Mo. LIBOR + .88%)		3/15/2024	276,174	274,793,324	(i)
ProQuest LLC 2019 Term Loan	3.335% (1 Mo. LIBOR + 3.25%)		10/23/2026	68,802	68,774,215
Total					343,567,539

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.35%
AT&T Inc. 2021 Delayed Draw Term Loan	1.088% (1 Mo. LIBOR + 1.00%)		1/28/2022	$84,465	$84,570,581	(i)
CenturyLink, Inc. 2020 Term Loan A	2.085% (1 Mo. LIBOR + 2.00%)		1/31/2025	102,413	101,937,881
Cincinnati Bell, Inc. 2017 Term Loan	–	(j)	10/2/2024	30,000	30,005,400
Total					216,513,862

Transportation: Miscellaneous 0.13%
XPO Logistics, Inc. 2018 Term Loan B	1.881% (3 Mo. LIBOR + 1.75%)		2/24/2025	78,571	78,052,692
Total Floating Rate Loans (cost $5,627,586,301)					5,616,674,170

FOREIGN GOVERNMENT OBLIGATIONS(f) 0.73%

Egypt 0.26%
Republic of Egypt	6.125%		1/31/2022	12,921	13,145,050
Republic of Egypt†	6.125%		1/31/2022	146,652	149,194,946
Total					162,339,996

Indonesia 0.13%
Perusahaan Penerbit SBSN†	3.75%		3/1/2023	13,995	14,648,916
Perusahaan Penerbit SBSN†	4.325%		5/28/2025	17,807	19,842,162
Perusahaan Penerbit SBSN†	4.55%		3/29/2026	9,000	10,243,350
Republic of Indonesia†	3.75%		4/25/2022	12,100	12,369,769
Republic of Indonesia	4.45%		2/11/2024	24,800	27,089,050
Total					84,193,247

Kenya 0.16%
Republic of Kenya†	6.875%		6/24/2024	88,229	97,445,225

Malaysia 0.09%
Morocco Government International Bond†	4.25%		12/11/2022	56,058	58,527,355

Romania 0.03%
Republic of Romania†	4.875%		1/22/2024	14,588	16,017,070

South Korea 0.06%
Export-Import Bank of Korea	0.672% (3 Mo. LIBOR + .53%)	#	6/25/2022	12,500	12,537,210
Korea National Oil Corp.†	2.875%		3/27/2022	25,000	25,349,472
Total					37,886,682
Total Foreign Government Obligations (cost $446,774,324)					456,409,575

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.297%	#(l)	11/25/2026	$552,568	$4,996,869
Federal Home Loan Mortgage Corp. K722 X1 IO	1.438%	#(l)	3/25/2023	175,637	2,405,159
Government National Mortgage Assoc. 2013-171 IO	0.545%	#(l)	6/16/2054	2,881	203,455
Government National Mortgage Assoc. 2013-193 IO	0.335%	#(l)	1/16/2055	4,840	419,400
Government National Mortgage Assoc. 2014-112 A	3.00%	#(l)	1/16/2048	9,805	10,192,656
Government National Mortgage Assoc. 2014-15 IO	0.406%	#(l)	8/16/2054	3,609	166,512
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	9,693	10,025,899
Government National Mortgage Assoc. 2014-64 IO	0.832%	#(l)	12/16/2054	3,572	211,540
Government National Mortgage Assoc. 2014-78 IO	0.044%	#(l)	3/16/2056	11,002	111,172
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	3,051	3,095,487
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(l)	8/16/2055	46	46,204
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $35,264,982)					31,874,353

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.29%
Federal Home Loan Mortgage Corp.	2.029% (12 Mo. LIBOR + 1.66%)	#	2/1/2038	2,714	2,871,218
Federal Home Loan Mortgage Corp.	2.135% (12 Mo. LIBOR + 1.76%)	#	5/1/2037	2,248	2,389,354
Federal Home Loan Mortgage Corp.	2.14% (12 Mo. LIBOR + 1.64%)	#	4/1/2037 - 11/1/2043	5,304	5,618,108
Federal Home Loan Mortgage Corp.	2.145% (12 Mo. LIBOR + 1.78%)	#	10/1/2038	2,861	3,041,491
Federal Home Loan Mortgage Corp.	2.17% (12 Mo. LIBOR + 1.84%)	#	6/1/2042	4,630	4,908,729
Federal Home Loan Mortgage Corp.	2.176% (12 Mo. LIBOR + 1.79%)	#	5/1/2036	2,519	2,672,604
Federal Home Loan Mortgage Corp.	2.225% (12 Mo. LIBOR + 1.80%)	#	6/1/2041	1,816	1,930,488
Federal Home Loan Mortgage Corp.	2.24% (12 Mo. LIBOR + 1.78%)	#	12/1/2036	6,882	7,308,260
Federal Home Loan Mortgage Corp.	2.287% (12 Mo. LIBOR + 1.89%)	#	12/1/2040	2,807	2,983,431

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.299% (12 Mo. LIBOR + 1.88%)	#	9/1/2035	$2,197	$2,335,371
Federal Home Loan Mortgage Corp.	2.324% (12 Mo. LIBOR + 1.92%)	#	9/1/2036	6,752	7,185,958
Federal Home Loan Mortgage Corp.	2.378% (12 Mo. LIBOR + 1.90%)	#	12/1/2040	615	654,106
Federal Home Loan Mortgage Corp.	2.393% (12 Mo. LIBOR + 1.96%)	#	2/1/2037	3,194	3,416,349
Federal Home Loan Mortgage Corp.	2.613% (1 Yr Treasury CMT + 2.50%)	#	12/1/2035	3,516	3,778,154
Federal National Mortgage Assoc.	1.447% (12 Mo. LIBOR + 1.10%)	#	6/1/2038	1,255	1,301,587
Federal National Mortgage Assoc.	1.871% (12 Mo. LIBOR + 1.59%)	#	8/1/2034	6,412	6,749,232
Federal National Mortgage Assoc.	1.903% (12 Mo. LIBOR + 1.51%)	#	3/1/2039	2,918	3,072,824
Federal National Mortgage Assoc.	1.905% (12 Mo. LIBOR + 1.47%)	#	12/1/2035	7,038	7,399,234
Federal National Mortgage Assoc.	1.915% (12 Mo. LIBOR + 1.52%)	#	10/1/2035	4,776	5,027,434
Federal National Mortgage Assoc.	1.918% (12 Mo. LIBOR + 1.54%)	#	11/1/2036	1,086	1,144,806
Federal National Mortgage Assoc.	1.939% (12 Mo. LIBOR + 1.62%)	#	8/1/2037	3,939	4,147,171
Federal National Mortgage Assoc.	1.964% (12 Mo. LIBOR + 1.51%)	#	2/1/2036	2,815	2,965,834
Federal National Mortgage Assoc.	1.966% (12 Mo. LIBOR + 1.61%)	#	4/1/2038	3,537	3,737,649
Federal National Mortgage Assoc.	1.972% (12 Mo. LIBOR + 1.66%)	#	9/1/2036	2,273	2,395,016
Federal National Mortgage Assoc.	1.974% (12 Mo. LIBOR + 1.58%)	#	3/1/2038	3,415	3,609,479
Federal National Mortgage Assoc.	1.978% (12 Mo. LIBOR + 1.66%)	#	8/1/2038	1,395	1,476,106
Federal National Mortgage Assoc.	1.983% (12 Mo. LIBOR + 1.62%)	#	1/1/2038	1,571	1,660,933
Federal National Mortgage Assoc.	1.992% (12 Mo. LIBOR + 1.63%)	#	9/1/2038	2,805	2,963,846
Federal National Mortgage Assoc.	2.021% (12 Mo. LIBOR + 1.65%)	#	12/1/2036	2,459	2,597,746
Federal National Mortgage Assoc.	2.088% (12 Mo. LIBOR + 1.73%)	#	10/1/2036	2,928	3,104,829

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.118% (12 Mo. LIBOR + 1.82%)	#	8/1/2041	$2,502	$2,651,077
Federal National Mortgage Assoc.	2.129% (12 Mo. LIBOR + 1.76%)	#	11/1/2038	3,807	4,033,749
Federal National Mortgage Assoc.	2.167% (12 Mo. LIBOR + 1.78%)	#	10/1/2036	2,511	2,667,578
Federal National Mortgage Assoc.	2.177% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	3,190	3,375,670
Federal National Mortgage Assoc.	2.196% (12 Mo. LIBOR + 1.84%)	#	7/1/2040	647	679,961
Federal National Mortgage Assoc.	2.202% (12 Mo. LIBOR + 1.79%)	#	1/1/2041	6,566	6,954,309
Federal National Mortgage Assoc.	2.213% (12 Mo. LIBOR + 1.80%)	#	4/1/2040 - 1/1/2041	3,444	3,650,282
Federal National Mortgage Assoc.	2.214% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	1,646	1,744,623
Federal National Mortgage Assoc.	2.218% (12 Mo. LIBOR + 1.87%)	#	12/1/2038	1,947	2,076,452
Federal National Mortgage Assoc.	2.231% (12 Mo. LIBOR + 1.80%)	#	11/1/2040	6,142	6,511,138
Federal National Mortgage Assoc.	2.238% (12 Mo. LIBOR + 1.80%)	#	12/1/2040	3,540	3,750,420
Federal National Mortgage Assoc.	2.276% (1 Yr Treasury CMT + 2.19%)	#	3/1/2038	973	1,045,339
Federal National Mortgage Assoc.	2.295% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	1,020	1,080,890
Federal National Mortgage Assoc.	2.321% (1 Yr Treasury CMT + 2.20%)	#	1/1/2038	1,491	1,597,282
Federal National Mortgage Assoc.	2.707% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	5,817	6,115,187
Federal National Mortgage Assoc.	2.72% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	4,602	4,838,652
Federal National Mortgage Assoc.	2.743% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	5,847	6,143,785
Federal National Mortgage Assoc.	2.937% (12 Mo. LIBOR + 1.72%)	#	6/1/2042	3,080	3,269,467
Federal National Mortgage Assoc.	2.943% (12 Mo. LIBOR + 1.74%)	#	5/1/2042	7,693	8,164,070
Federal National Mortgage Assoc.	3.171% (12 Mo. LIBOR + 1.82%)	#	1/1/2042	5,922	6,286,386
Total Government Sponsored Enterprises Pass-Throughs (cost $178,520,297)					181,083,664

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.06%

Miscellaneous
State of Illinois (cost $37,977,154)	4.95%		6/1/2023	$37,341	$39,593,031

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 16.08%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38%	#(l)	8/10/2035	214,200	2,108,456
AD Mortgage Trust 2017-330M A†	3.294%	#(l)	8/15/2034	3,060	3,145,916
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(l)	12/25/2059	15,110	15,209,111
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(l)	5/25/2065	21,348	21,417,527
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(l)	1/20/2065	82,180	82,358,594
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	24,596	24,603,846
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.026% (1 Mo. LIBOR + .93%)	#	12/15/2036	19,170	19,193,042
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.596% (1 Mo. LIBOR + 1.50%)	#	12/15/2036	30,936	30,953,807
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.526% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	28,355	28,367,505
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.746% (1 Mo. LIBOR + 1.65%)	#	6/15/2035	9,012	9,013,432
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.696% (1 Mo. LIBOR + 1.60%)	#	3/15/2034	10,221	10,229,884
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.985%	#(l)	7/15/2049	67,015	4,519,519
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.096% (1 Mo. LIBOR + 1.00%)	#	3/15/2036	2,294	2,295,091
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.215% (1 Mo. SOFR + 1.16%)	#	9/15/2036	5,380	5,385,426
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264	41,639,715
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	29,764	29,822,806
BB-UBS Trust 2012-TFT B†	3.678%	#(l)	6/5/2030	7,850	7,145,861
BB-UBS Trust 2012-TFT C†	3.678%	#(l)	6/5/2030	14,354	11,769,057
BBCMS Mortgage Trust 2018-TALL A†	0.818% (1 Mo. LIBOR + .72%)	#	3/15/2037	35,484	35,517,731
BBCMS Mortgage Trust 2018-TALL E†	2.533% (1 Mo. LIBOR + 2.44%)	#	3/15/2037	36,419	35,397,192
BBCMS Mortgage Trust 2019-BWAY A†	1.052% (1 Mo. LIBOR + .96%)	#	11/15/2034	57,710	57,619,424

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust 2019-BWAY B†	1.406% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	$26,023	$25,891,680
BBCMS Mortgage Trust 2019-BWAY C†	1.706% (1 Mo. LIBOR + 1.61%)	#	11/15/2034	10,000	9,871,919
BBCMS Mortgage Trust 2020-C7	2.021%		4/15/2053	13,250	13,606,404
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,471,965
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,488,879
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	19,685	20,097,850
BBCMS Trust 2018-BXH A†	1.096% (1 Mo. LIBOR + 1.00%)	#	10/15/2037	12,519	12,549,213
BDS LTD 2021-FL8 A†	1.016% (1 Mo. LIBOR + .92%)	#	1/18/2036	62,000	62,142,600
Benchmark Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000	5,392,973
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	28,550	28,921,453
BFLD 2019-DPLO E†	2.336% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	24,480	24,371,869
BHP Trust 2019-BXHP A†	1.071% (1 Mo. LIBOR + .98%)	#	8/15/2036	75,429	75,529,625
BHP Trust 2019-BXHP B†	1.419% (1 Mo. LIBOR + 1.32%)	#	8/15/2036	8,168	8,180,433
BWAY Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	5,852	6,063,311
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#(l)	3/10/2033	103,040	1,426,269
BX Trust 2021-MFM1 A†	0.796% (1 Mo. LIBOR + .70%)	#	1/15/2034	11,340	11,363,925
BX Commercial Mortgage Trust 2018-BIOA A†	0.767% (1 Mo. LIBOR + .67%)	#	3/15/2037	54,186	54,265,865
BX Commercial Mortgage Trust 2019-XL A†	1.016% (1 Mo. LIBOR + .92%)	#	10/15/2036	184,478	184,959,523
BX Commercial Mortgage Trust 2019-XL B†	1.176% (1 Mo. LIBOR + 1.08%)	#	10/15/2036	11,439	11,465,885
BX Trust 2017-SLCT D†	2.146% (1 Mo. LIBOR + 2.05%)	#	7/15/2034	39,669	39,824,417
BX Trust 2018-BILT A†	0.896% (1 Mo. LIBOR + .80%)	#	5/15/2030	21,628	21,655,902
BX Trust 2019-OC11 XA IO†	0.874%	#(l)	12/9/2041	561,200	30,286,000
BX Trust 2019-RP B†	1.591% (1 Mo. LIBOR + 1.50%)	#	6/15/2034	21,092	20,169,639

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BXHPP Trust 2021-FILM A†	0.746% (1 Mo. LIBOR + .65%)	#	8/15/2036	$149,970	$150,294,910
BXHPP Trust 2021-FILM B†	0.996% (1 Mo. LIBOR + .90%)	#	8/15/2036	43,210	43,340,663
BXMT Ltd. 2021-FL4 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	57,000	57,037,050
BXP Trust 2017-CQHP A†	0.946% (1 Mo. LIBOR + .85%)	#	11/15/2034	41,359	41,050,747
Cantor Commercial Real Estate Lending 2019 CF1 A†	2.05% (1 Mo. LIBOR + 1.05%)	#	8/21/2032	31,851	31,932,734
Cantor Commercial Real Estate Lending 2019 CF1 B†	2.35% (1 Mo. LIBOR + 1.35%)	#	8/21/2032	9,204	9,211,873
Cantor Commercial Real Estate Lending 2019 CF1 C†	2.65% (1 Mo. LIBOR + 1.65%)	#	8/21/2032	12,746	12,752,373
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(l)	5/15/2052	5,498	5,722,795
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)		12/15/2021	63,488	58,414,706
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.956%	#(l)	12/15/2047	6,402	6,398,556
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.799%	#(l)	5/10/2058	64,653	3,991,755
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.242%	#(l)	11/10/2049	149,054	7,016,479
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.835%	#(l)	12/10/2054	142,771	4,557,281
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907	10,260,296
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.233%	#(l)	9/10/2045	207,654	297,069
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.482%	#(l)	6/10/2048	236,258	2,927,899
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.503%	#(l)	4/10/2046	338,895	5,846,413
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,421	4,688,574
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.321%	#(l)	5/10/2047	170,852	4,573,852

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.304%	#(l)	7/10/2047	$120,131	$740,752
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	6,134	6,348,059
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.481%	#(l)	2/10/2048	109,302	4,139,361
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.873%	#(l)	11/10/2048	153,703	3,992,322
Citigroup Commercial Mortgage Trust 2016-GC36	3.616%		2/10/2049	16,900	18,581,858
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.377%	#(l)	2/10/2049	94,254	4,159,957
Citigroup Commercial Mortgage Trust 2016-GC37	3.314%		4/10/2049	46,275	50,320,740
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.854%	#(l)	4/10/2049	58,229	3,705,363
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	5,605	5,791,879
COLT Funding LLC 2021-2 A1†	0.924%	#(l)	8/25/2066	12,820	12,815,950
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.85%	#(l)	7/10/2046	2,189	2,206,867
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	5.985%	#(l)	7/10/2046	12,446	12,656,330
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,477,542
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.84%	#(l)	10/15/2045	202,462	2,893,120
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,615,892
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.288%	#(l)	12/10/2044	49,405	33,136
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	6,297	6,289,208
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	16,558	17,337,497
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	4,966,716
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.34%	#(l)	3/10/2046	128,374	1,859,079
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.432%	#(l)	6/10/2046	347,956	1,569,907

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	$13,416	$13,380,430
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	7,500	7,535,424
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389%	#(l)	3/10/2031	265,903	1,007,533
Commercial Mortgage Pass-Through Certificates 2014-CCRE21 A3	3.528%		12/10/2047	4,568	4,877,854
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,371,646
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	12,771	13,716,761
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	10,995,282
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.113%	#(l)	8/10/2047	73,635	1,700,200
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.003%	#(l)	12/10/2047	102,428	2,382,474
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.611%	#(l)	7/10/2050	145,125	1,788,849
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.881%	#(l)	10/10/2047	97,307	1,712,775
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A3	3.546%		6/10/2047	5,798	6,143,068
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342	14,385,757
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	25,610	27,794,894
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.007%	#(l)	9/10/2047	193,388	4,137,688
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942	18,342,981
Commercial Mortgage Pass-Through Certificates 2015-DC1 A5	3.35%		2/10/2048	33,734	36,308,646
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	17,723	19,344,497
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	45,504	49,943,916
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	4,657	4,934,162
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.525%	#(l)	8/10/2049	106,481	5,871,804

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2020-SBX A†	1.67%		1/10/2038	$20,927	$21,341,821
Cosmopolitan Hotel Trust 2017-CSMO A†	1.026% (1 Mo. LIBOR + .93%)	#	11/15/2036	24,230	24,279,390
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.346% (1 Mo. LIBOR + 1.25%)	#	1/15/2034	7,800	7,843,951
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.686%	#(l)	9/15/2037	113,022	2,156,509
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	1.996% (1 Mo. LIBOR + 1.90%)	#	1/15/2034	33,700	33,510,781
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	2.846% (1 Mo. LIBOR + 2.75%)	#	1/15/2034	21,900	21,771,931
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	22,524	22,836,129
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(l)	7/10/2034	8,000	8,100,834
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.076% (1 Mo. LIBOR + .98%)	#	5/15/2036	47,265	47,460,776
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	2.031%	#(l)	1/15/2049	134,481	9,590,117
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(l)	2/25/2050	38,940	39,420,958
Credit Suisse Mortgage Capital Certificates 2020-NQMI A1†	1.208%		5/25/2065	32,592	32,707,596
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	32,803	32,902,859
Credit Suisse Mortgage Capital Certificates 2021-ADV A†	1.496% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	40,940	41,018,580
Credit Suisse Mortgage Capital Certificates Trust 2014-USA A1†	3.304%		9/15/2037	10,717	11,355,476
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.046% (1 Mo. LIBOR + .95%)	#	12/15/2030	18,561	18,571,519
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(l)	3/25/2056	31,163	31,120,495
Credit Suisse Mortgage Capital Certificates Trust 2021-INV1 A11†	0.85% (1 Mo. SOFR + .80%)	#	7/25/2056	15,487	15,603,434	(a)

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-INV1 A15†	2.50%	#(l)	7/25/2056	$18,130	$18,535,632	(a)
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(l)	5/25/2065	27,961	27,984,420
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(l)	4/25/2066	44,156	44,176,654
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(l)	5/25/2066	17,870	17,811,026
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	83,500	83,997,217	(a)
CS Master Trust 2021-BLUF A	4.15%		8/15/2023	62,700	62,868,663	(a)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	47,600	48,109,891
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.60%	#(l)	8/10/2049	188,702	11,193,360
CSAIL Commercial Mortgage Trust 2016-C7 A5	3.502%		11/15/2049	26,778	29,374,125
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.097%	#(l)	11/15/2049	210,762	8,086,027
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,301	49,192,354
CSMC 2021-BPNY A†	3.81% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	64,750	64,755,057
DBGS Mortgage Trust 2018 5BP A†	0.891% (1 Mo. LIBOR + .80%)	#	6/15/2033	38,755	38,812,505
DBGS Mortgage Trust 2018-BIOD A†	0.899% (1 Mo. LIBOR + .80%)	#	5/15/2035	24,942	25,015,277
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268%	#(l)	5/10/2044	9,200	7,381,666	(a)
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	11,778	12,007,025
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(l)	6/10/2034	23,273	258,335
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(l)	5/5/2035	268,200	272,618,112
DBWF Mortgage Trust 2018-AMXP B†	4.122%	#(l)	5/5/2035	53,868	54,425,857
DBWF Mortgage Trust 2018-AMXP C†	3.956%	#(l)	5/5/2035	49,438	49,651,819
DBWF Mortgage Trust 2018-AMXP D†	3.917%	#(l)	5/5/2035	6,780	6,837,336
DBWF Mortgage Trust 2018-GLKS A†	1.116% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	24,067	24,099,802
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(l)	1/25/2060	21,634	21,758,745
Eleven Madison Mortgage Trust 2015-11MD A†	3.673%	#(l)	9/10/2035	22,689	24,677,446

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(l)	10/25/2065	$22,979	$23,033,197
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(l)	2/25/2066	10,534	10,524,771
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	53,309	56,089,902
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564	17,375,012
Fontainebleau Miami Beach Trust 2019-FBLU XA IO†	0.774%	#(l)	12/10/2036	367,400	7,761,325
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	14,448	14,600,698
Great Wolf Trust 2019-WOLF B†	1.43% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	38,043	38,059,944
Great Wolf Trust 2019-WOLF C†	1.729% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	66,196	66,169,355
Great Wolf Trust 2019-WOLF D†	2.029% (1 Mo. LIBOR + 1.93%)	#	12/15/2036	11,248	11,224,912
Great Wolf Trust 2019-WOLF E†	2.828% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	13,667	13,455,811
GS Mortgage Securities Corp Trust 2021-ROSS H†	5.996% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	19,706	19,886,349
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,359,205
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	43,968,062
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.573%	#(l)	12/10/2030	14,494	14,227,857
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	42,303,686
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,044	30,534,540
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	12,601	12,900,884
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.446% (1 Mo. LIBOR + 1.35%)	#	7/15/2032	35,859	35,938,557
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.696% (1 Mo. LIBOR + 1.60%)	#	7/15/2032	16,811	16,871,133

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.946% (1 Mo. LIBOR + 1.85%)	#	7/15/2032	$15,228	$15,255,383
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.046% (1 Mo. LIBOR + .95%)	#	7/15/2035	47,601	47,642,314
GS Mortgage Securities Corp. Trust 2019-70P A†	1.096% (1 Mo. LIBOR + 1.00%)	#	10/15/2036	78,294	78,382,382
GS Mortgage Securities Corp. Trust 2019-70P B†	1.416% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	31,298	31,220,682
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.596% (1 Mo. LIBOR + 1.50%)	#	6/15/2038	18,625	18,649,078
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.246% (1 Mo. LIBOR + 1.15%)	#	8/15/2032	22,000	22,025,740
GS Mortgage Securities Corp. Trust 2021-RNT2 A†	3.35% (1 Mo. LIBOR + 3.10%)	#	11/21/2023	84,750	85,448,849
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	47,760	47,890,337
GS Mortgage Securities Corp. Trust 2021-ROSS G†	4.746% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	15,000	15,089,403
GS Mortgage Securities Trust 2011-GC5 B†	5.303%	#(l)	8/10/2044	39,535	39,633,158
GS Mortgage Securities Trust 2012-GC6 B†	6.045%	#(l)	1/10/2045	14,562	14,722,568
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.912%	#(l)	1/10/2045	49,632	496
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,571,299
GS Mortgage Securities Trust 2012-GCJ9 XA IO	2.079%	#(l)	11/10/2045	82,538	1,160,226
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.441%	#(l)	11/10/2045	89,303	290,082
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	3,708	3,730,640
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(l)	6/10/2046	5,809	6,039,566
GS Mortgage Securities Trust 2013-GC12 XA IO	1.535%	#(l)	6/10/2046	412,077	7,329,651
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	10,000	10,615,731
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,252	14,155,843
GS Mortgage Securities Trust 2014-GC26 XA IO	1.106%	#(l)	11/10/2047	85,647	2,149,289
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	36,577	39,928,803
GS Mortgage Securities Trust 2015-GS1 XA IO	0.91%	#(l)	11/10/2048	91,528	2,560,472

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2016-GS2	3.05%		5/10/2049	$28,917	$31,135,483
GS Mortgage Securities Trust 2016-GS2 XA IO	1.895%	#(l)	5/10/2049	165,017	11,090,128
GS Mortgage Securities Trust 2020-GC45 A2	2.898%		2/13/2053	15,000	15,837,690
Hawaii Hotel Trust 2019-MAUI B†	1.546% (1 Mo. LIBOR + 1.45%)	#	5/15/2038	35,079	35,141,798
Hilton USA Trust 2016-SFP B†	3.323%		11/5/2035	4,745	4,776,919
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	33,811,359
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,126,711
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,733,258
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	20,914,696
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	54,825	57,065,369
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474%	#(l)	8/5/2034	150,785	7,255,774
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	60,438,739
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,429,829
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(l)	8/5/2034	5,000	3,582,131
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#(l)	8/5/2034	171,661	1,666,828
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,466,086
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	13,647	13,820,663
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(l)	5/15/2048	40,462	42,085,464
Irvine Core Office Trust 2013-IRV XA IO†	1.211%	#(l)	5/15/2048	27,808	256,338
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-BOLT A†(d)	Zero Coupon	#(b)	8/15/2033	50,480	50,533,342
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-BOLT B†(d)	Zero Coupon	#(b)	8/15/2033	41,740	41,810,286
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-BOLT C†(d)	Zero Coupon	#(b)	8/15/2033	37,430	37,446,349
JPMDB Commercial Mortgage Securities Trust 2020-COR7 A2	2.215%		5/13/2053	14,750	15,306,662
JPMorgan Chase Commercial Mortgage Securities Corp.†	1.396% (1 Mo. LIBOR + 1.30%)	#	3/15/2036	35,000	35,060,697
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG A†	1.196% (1 Mo. LIBOR + 1.10%)	#	5/15/2034	23,269	23,306,686
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG B†	1.496% (1 Mo. LIBOR + 1.40%)	#	5/15/2034	11,000	11,003,080
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG C†	1.806% (1 Mo. LIBOR + 1.71%)	#	5/15/2034	7,900	7,862,317

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust	1.865%		9/15/2029	$57,862	$57,773,864
JPMorgan Chase Commercial Mortgage Securities Trust	2.765%		9/15/2029	15,299	15,274,997
JPMorgan Chase Commercial Mortgage Securities Trust	3.466%		9/15/2029	11,384	11,355,022
JPMorgan Chase Commercial Mortgage Securities Trust	4.465%		9/15/2029	14,048	13,999,870
JPMorgan Chase Commercial Mortgage Securities Trust	5.465%		9/15/2029	8,338	8,291,540
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(l)	11/15/2043	1,710	1,701,327
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(l)	5/15/2045	9,466	9,651,220
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	70,266	63,130,431
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.08%	#(l)	12/15/2047	243,618	2,444,484
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.568%	#(l)	7/15/2045	131,621	744,056
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	1.101%	#(l)	1/15/2048	147,289	3,812,533
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.378%	#(l)	4/15/2046	92,192	1,400,944
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.054%	#(l)	11/15/2047	96,076	2,002,225
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.986%	#(l)	11/15/2047	161,065	3,653,146
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	99,080,193
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	7,789,500
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#(l)	6/10/2027	14,352	3,013,920
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(l)	6/10/2027	25,795	2,708,515
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(l)	6/10/2027	102,274	6,136
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(l)	6/10/2027	45,476	910
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.808%	#(l)	12/15/2049	156,747	3,500,467

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.777%	#(l)	5/15/2048	$62,196	$1,262,952
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.644%	#(l)	7/15/2048	124,859	2,104,366
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.949%	#(l)	9/6/2038	10,000	10,744,012
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	60,038	60,058,713
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.791%	#(l)	10/5/2031	77,997	49,138
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.189%	#(l)	9/15/2050	287,916	13,026,662
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#(l)	10/5/2031	131,129	140,308
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,522,042
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	25,713	25,928,984
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,149,589
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(l)	6/5/2032	15,721	15,605,756
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	28,639,482
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.096% (1 Mo. LIBOR + 1.00%)	#	6/15/2032	17,158	17,186,740
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.396% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	29,388	29,450,420
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.696% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	22,978	23,029,971
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%)	#	11/15/2035	13,730	13,794,100
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%)	#	11/15/2035	10,053	9,520,543
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70% (1 Mo. LIBOR + 1.70%)	#	11/15/2035	8,746	8,145,281

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.546% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	$25,048	$24,735,779
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.246% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	14,359	14,216,243
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.646% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	10,408	10,321,027
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.29% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	31,273	31,353,544
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	102,017	108,010,682
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.99% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	9,118	9,154,751
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	33,228,320
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.295%	#(l)	7/5/2033	155,900	2,867,001
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	32,965	34,564,999
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737	13,736,588
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	12,800	12,731,648
JPMorgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,460	6,574,213
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	136,320	142,694,296
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970	30,938,834
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.817%	#(l)	1/10/2037	10,000	9,689,728
Key Commercial Mortgage Securities Trust 2019-S2 A1†	2.656%		6/15/2052	14,506	15,021,831
Key Commercial Mortgage Securities Trust 2019-S2 X IO†	1.707%	#(l)	6/15/2052	129,546	10,432,974
KIND Trust 2021-KIND A†	1.05% (1 Mo. LIBOR + .95%)	#	8/15/2036	82,500	82,659,621

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KIND Trust 2021-KIND E†	3.35% (1 Mo. LIBOR + 3.25%)	#	8/15/2038	$64,200	$64,454,752
KKR Industrial Portfolio Trust 2021-KDIP A†	0.646% (1 Mo. LIBOR + .55%)	#	12/15/2037	54,350	54,417,209
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	6,730	7,206,226
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.796% (1 Mo. LIBOR + .70%)	#	3/15/2038	78,200	78,368,505
LoanCore Issuer Ltd. 2019-CRE3 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	4/15/2034	42,528	42,583,767
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.466% (1 Mo. LIBOR + 1.37%)	#	4/15/2034	21,868	21,847,841
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.921%	#(l)	3/10/2049	84,380	3,525,026
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	20,575	20,638,370
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	76,176,068
MHC Commercial Mortgage Trust 2021-MHC A†	0.897% (1 Mo. LIBOR + .80%)	#	4/15/2038	29,500	29,567,216
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	3,803	3,802,629
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	15,252,274
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,414,232
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.466%	#(l)	11/15/2049	254,395	12,716,192
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,721,763
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.153%	#(l)	5/15/2046	188,458	2,272,105
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.395%	#(l)	5/15/2046	107,177	634,489
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	9,208	9,465,015
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.116%	#(l)	12/15/2047	106,616	2,829,513

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	$18,050	$19,489,361
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.698%	#(l)	5/15/2049	119,529	6,568,156
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,534,416
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.12%	#(l)	3/15/2045	81,212	76,364
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	5,483	5,493,831
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	11,276	11,394,454
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,270,990
Morgan Stanley Capital I Trust 2014-CPT A IO	1.054%	#(l)	8/15/2049	121,223	5,037,970
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	23,708	25,244,324
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	8,049	8,482,406
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.634%	#(l)	8/15/2049	78,522	4,238,571
Motel 6 Trust 2017-MTL6 D†	2.246% (1 Mo. LIBOR + 2.15%)	#	8/15/2034	26,858	26,910,485
Motel 6 Trust 2017-MTL6 E†	3.346% (1 Mo. LIBOR + 3.25%)	#	8/15/2034	102,611	102,919,737
MRA Issuance Trust 2020-13 A†	1.296% (1 Mo. LIBOR + 1.20%)	#	2/15/2022	100,000	100,000,000	(a)
MRA Issuance Trust 2021-4 A†	1.296% (1 Mo. LIBOR + 1.20%)	#	4/7/2022	399,126	399,126,210	(a)
MRA Issuance Trust 2021-4 A2†	1.296% (1 Mo. LIBOR + 1.20%)	#	4/7/2022	350,000	352,658,950	(a)
MRA Issuance Trust 2021-8 A1X†	1.246% (1 Mo. LIBOR + 1.15%)	#	10/15/2021	20,000	20,020,056
MRA Issuance Trust 2021-8 A1Y†	1.246% (1 Mo. LIBOR + 1.15%)	#	10/15/2021	60,500	60,560,669
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	13,780	14,039,148
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(l)	11/15/2032	47,581	48,822,417
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(l)	11/15/2032	17,029	17,453,073
New Orleans Hotel Trust 2019-HNLA A†	1.085% (1 Mo. LIBOR + .99%)	#	4/15/2032	41,812	41,802,634
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	14,155	14,297,377
One New York Plaza Trust 2020-1NYP A†	1.046% (1 Mo. LIBOR + .95%)	#	1/15/2026	107,235	107,890,420
One New York Plaza Trust 2020-1NYP AJ†	1.346% (1 Mo. LIBOR + 1.25%)	#	1/15/2026	59,595	60,017,767

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	$6,735	$6,293,985
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	22,908,221
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,072	15,864,206
PFP 2019-6 Ltd. 2019-6 AS†	1.546% (1 Mo. LIBOR + 1.45%)	#	4/14/2037	35,400	35,311,500
PFP Ltd. 2019-5 A†	1.066% (1 Mo. LIBOR + .97%)	#	4/14/2036	7,341	7,339,797
PFP Ltd. 2019-6 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	18,351	18,334,549
PFP Ltd. 2019-6 B†	1.796% (1 Mo. LIBOR + 1.70%)	#	4/14/2037	36,005	35,959,994
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	39,615	39,424,988	(a)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	59,166,273
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.084% (1 Mo. LIBOR + 1.00%)	#	3/25/2034	33,880	33,904,956
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.034% (1 Mo. LIBOR + .95%)	#	7/25/2036	81,320	81,494,838
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	5,076	5,207,944
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	12,691	13,184,769
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	39,524	40,263,933
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	10,272	10,385,047
RETL 2019-RVP C†	2.196% (1 Mo. LIBOR + 2.10%)	#	3/15/2036	10,882	10,876,845
SFO Commerical Mortgage Trust 2021 555 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	107,890	108,360,271
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	1.196% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	5,193	5,221,342
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.546% (1 Mo. LIBOR + 1.45%)	#	5/15/2036	19,522	19,533,072
Shops at Crystals Trust 2016-CSTL XA IO†	0.73%	#(l)	7/5/2036	112,000	2,994,880

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SLIDE 2018-FUN A†	1.246% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	$43,802	$43,830,252
SLIDE 2018-FUN B†	1.596% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	8,381	8,371,831
SLIDE 2018-FUN C†	1.896% (1 Mo. LIBOR + 1.80%)	#	6/15/2031	6,619	6,596,453
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(l)	2/25/2050	20,354	20,583,218
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(l)	5/25/2065	17,862	17,883,942
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	4,049	4,191,455
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	2,447	2,536,870
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.152%	#(l)	12/15/2050	369,919	18,731,479
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(l)	6/10/2030	6,900	4,388,874
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	26,327	26,757,509
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.971%	#(l)	5/10/2063	8,100	7,722,554
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.432%	#(l)	5/10/2063	78,551	531,484
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	1.042%	#(l)	3/10/2046	286,575	2,415,910
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,265,497
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	15,487	15,815,763
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	23,329	23,985,704
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	24,501,659
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(l)	3/10/2046	12,000	12,181,450
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.241%	#(l)	4/10/2046	389,872	4,601,424
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	4,914,565
VASA Trust 2021-VASA B†	1.346% (1 Mo. LIBOR + 1.25%)	#	7/15/2039	12,542	12,567,384

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	$20,973	$21,274,965
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	29,964	30,178,998
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	26,272	26,378,819
Verus Securitization Trust 2021-1 A1†	0.815%	#(l)	1/25/2066	44,944	44,950,582
Verus Securitization Trust 2021-3 A1†	1.046%	#(l)	6/25/2066	63,881	64,020,422
Verus Securitization Trust 2021-R2 A1†	0.918%	#(l)	2/25/2064	16,847	16,832,860
Verus Securitization Trust 2021-R3 A1†	1.02%	#(l)	4/25/2064	62,829	62,674,466
VMC Finance LLC 2019-FL3 A†	1.193% (1 Mo. LIBOR + 1.10%)	#	9/15/2036	109,085	109,019,776
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	13,900	14,225,321
Waikiki Beach Hotel Trust 2019-WBM A†	1.146% (1 Mo. LIBOR + 1.05%)	#	12/15/2033	49,800	49,880,945
Waikiki Beach Hotel Trust 2019-WBM B†	1.326% (1 Mo. LIBOR + 1.23%)	#	12/15/2033	31,700	31,696,206
Waikiki Beach Hotel Trust 2019-WBM C†	1.576% (1 Mo. LIBOR + 1.48%)	#	12/15/2033	22,200	22,133,651
Waikiki Beach Hotel Trust 2019-WBM D†	2.126% (1 Mo. LIBOR + 2.03%)	#	12/15/2033	14,900	14,844,381
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.82%	#(l)	1/25/2036	1,883	1,919,328
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277	14,241,748
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.75%	#(l)	6/15/2048	135,018	2,704,744
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.864%	#(l)	8/15/2049	189,059	12,965,592
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.821%	#(l)	9/15/2048	150,202	3,333,452
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	18,500	20,294,237
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.289%	#(l)	6/15/2049	136,132	9,127,346
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	1.221% (1 Mo. LIBOR + 1.13%)	#	12/15/2034	16,322	16,272,476
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	26,498,997

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	$22,988	$24,331,947
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	15,302	16,249,800
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	26,298	26,388,107
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	23,892,011
West Town Mall Trust 2017-KNOX C†	4.491%	#(l)	7/5/2030	17,640	17,533,957
West Town Mall Trust 2017-KNOX D†	4.491%	#(l)	7/5/2030	21,720	21,462,351
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.45%	#(l)	6/15/2045	302,215	1,056,090
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.636%	#(l)	12/15/2045	47,924	676,672
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,042,890
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,462,889
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.937%	#(l)	8/15/2045	45,247	330,947
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.892%	#(l)	6/15/2045	17,378	16,462,124
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	16,685	16,981,163
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(l)	11/15/2045	9,180	9,182,198
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,146,434
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,191	27,237,461
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.317%	#(l)	5/15/2045	227,281	3,387,488
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	2,496	2,606,242
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	19,123,708
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	25,388	27,344,819
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.792%	#(l)	8/15/2047	77,369	1,377,778
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	9,160	9,865,455

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.944%	#(l)	9/15/2057	$80,628	$1,557,562
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.494%	#(l)	9/15/2057	37,769	459,846
WFLD Mortgage Trust 2014-MONT A†	3.88%	#(l)	8/10/2031	7,750	8,174,034
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	15,978	16,827,226
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,184,907,658)					10,020,074,737

U.S. TREASURY OBLIGATIONS 9.63%
U.S. Treasury Bill	Zero Coupon		10/21/2021	181,370	181,358,664
U.S. Treasury Bill	Zero Coupon		1/27/2022	1,023,419	1,023,261,220
U.S. Treasury Note	0.125%		5/31/2023	1,391,502	1,390,414,889
U.S. Treasury Note	0.125%		6/30/2023	2,416,762	2,415,062,726
U.S. Treasury Note	0.375%		7/15/2024	795,571	795,539,925
U.S. Treasury Note	0.625%		7/31/2026	199,180	197,826,198
Total U.S. Treasury Obligations (cost $6,001,697,094)					6,003,463,622

	Exercise Price		Expiration Date

WARRANTS 0.00%

Miscellaneous
Sable Permian Resources*	$ –	(m)	2/1/2024	19	302,233	(a)
UTEX Industries, Inc.*	114.76		12/3/2025	10	14,767	(a)
Total Warrants (cost $126,938)					317,000
Total Long-Term Investments (cost $60,808,528,165)					61,226,867,851

	Interest Rate		Maturity Date

SHORT-TERM INVESTMENTS 2.84%

COMMERCIAL PAPER 0.16%

Automotive 0.03%
General Motors Finance Co., Inc.	0.243%		9/1/2021	9,991	9,991,000
General Motors Finance Co., Inc.	0.244%		9/1/2021	9,009	9,009,000
Total					19,000,000

Chemicals 0.05%
CABOT Corp.	0.183%		9/1/2021	30,000	30,000,000

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.05%
Ovintiv, Inc.	0.609%	9/8/2021	$30,000	$29,996,500

Real Estate Investment Trusts 0.03%
Alexandria Real Estate Equities, Inc.	0.142%	9/1/2021	21,929	21,929,000
Total Commercial Paper (cost $100,925,500)				100,925,500

REPURCHASE AGREEMENTS 2.68%
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $936,772,500 of U.S. Treasury Note at 0.125% due 8/31/2023; $20,000,000 of U.S. Treasury Note at 0.375% due 4/15/2024; $367,861,200 of U.S. Treasury Note at 0.375% due 8/15/2024; $568,911,300 of U.S. Treasury Note at 0.375% due 8/15/2024; $350,000,000 of U.S. Treasury Note at 2.75% due 11/15/2023; $179,801,000 of U.S. Treasury Note at 2.75% due 11/15/2023; value: $1,705,945,402; proceeds: $1,672,495,286 (cost $1,672,495,286)			1,672,495	1,672,495,286
Total Short-Term Investments (cost $1,773,420,786)				1,773,420,786
Total Investments in Securities 101.08% (cost $62,581,948,951)				63,000,288,637
Less Unfunded Loan Commitments (0.44)% (cost $276,937,522)				(276,937,522)
Net Investments 100.64% (cost $62,305,011,429)				62,723,351,115
Other Assets and Liabilities – Net(n) (0.64%)				(398,514,410)
Net Assets 100.00%				$62,324,836,705

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

BRL	Brazilian Dollar.
CAD	Canadian dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $28,903,552,092, which represents 46.38% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis.
(e)	Affiliated issuers in which the Fund holds 5% or more of the voting securities.
(f)	Foreign security traded in U.S. dollars.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Security partially/fully unfunded.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Cashless strike price.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

Credit Default Swaps on Indexes - Sell Protection at August 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable/ Payable at Fair Value(4)
Markit CMBX. NA.A.6	Citibank	1.50%	1/17/2047	25,000,000	24,657,097	$(459,092)	$116,189	$(342,903)

Markit CMBX. NA.A.6	Citibank	1.50%	1/17/2047	20,000,000	19,725,678	(324,459)	50,137	(274,322)

Markit CMBX. NA.A.6	Citibank	1.50%	1/17/2047	35,000,000	34,519,936	(557,326)	77,262	(480,064)

Markit CMBX. NA.A.6	Citibank	1.50%	10/17/2057	35,000,000	35,309,978	(86,264)	396,242	309,978

Markit CMBX. NA.A.6	Citibank	1.50%	5/11/2063	10,000,000	9,765,981	(114,975)	(119,044)	(234,019)

Markit CMBX. NA.A.6	Citibank	1.50%	5/11/2063	5,000,000	4,882,990	(59,096)	(57,914)	(117,010)

Markit CMBX. NA.A.6	Citibank	1.50%	5/11/2063	10,000,000	9,765,981	(118,191)	(115,828)	(234,019)

Markit CMBX. NA.A.6	Citibank	1.50%	5/11/2063	5,000,000	4,882,990	(77,814)	(39,196)	(117,010)

Markit CMBX. NA.A.6	Citibank	1.50%	5/11/2063	40,000,000	39,063,923	(397,209)	(538,868)	(936,077)

Markit CMBX. NA.A.6	Citibank	1.50%	5/11/2063	10,000,000	9,765,981	(190,287)	(43,732)	(234,019)

Markit CMBX. NA.A.6	Citibank	1.50%	5/11/2063	10,000,000	9,765,981	(162,117)	(71,902)	(234,019)

Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	66,143,000	59,549,829	(868,964)	(5,724,207)	(6,593,171)

Markit CMBX. NA.A.6	Goldman Sachs	3.00%	8/17/2061	20,000,000	19,016,852	(775,781)	(207,367)	(983,148)

Markit CMBX. NA.A.6	Morgan Stanley	1.50%	5/11/2063	30,000,000	29,297,943	(260,685)	(441,372)	(702,057)

Markit CMBX. NA.A.6	Morgan Stanley	2.00%	11/17/2059	25,000,000	24,970,717	(124,904)	95,621	(29,283)

Markit CMBX. NA.A.6	Morgan Stanley	1.50%	10/17/2057	25,000,000	25,221,413	(69,455)	290,868	221,413

Markit CMBX. NA.A.6	Morgan Stanley	1.50%	9/17/2058	49,500,000	50,255,829	240,700	515,129	755,829

Markit CMBX. NA.A.6	Morgan Stanley	2.00%	11/17/2059	25,000,000	24,970,717	(121,340)	92,057	(29,283)
						$(4,527,259)	$(5,725,925)	$(10,253,184)

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $1,633,505. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $7,359,430.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	10/20/2021	25,622,000	$20,076,161	$20,306,769	$(230,608)

Open Futures Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2021	73,199	Long	$16,116,133,795	$16,127,798,495	$11,664,700

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2021	32,776	Short	$(4,052,766,494)	$(4,055,005,750)	$(2,239,256)

See Notes to Schedule of Investments.	327

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$5,085,969,613	$59,651,478	$5,145,621,091
Credit Cards	–	774,011,549	45,932,608	819,944,157
Other	–	7,935,576,308	77,699,460	8,013,275,768
Remaining Industries	–	452,791,459	–	452,791,459
Common Stocks
Miscellaneous	–	3,702,908	–	3,702,908
Remaining Industries	91,418,744	–	–	91,418,744
Convertible Bonds	–	64,581,533	–	64,581,533
Corporate Bonds	–	24,286,042,039	–	24,286,042,039
Floating Rate Loans
Automotive	–	–	90,311,289	90,311,289
Business Services	–	103,377,615	210,468,717	313,846,332
Drugs	–	92,402,674	78,054,047	170,456,721
Electrical Equipment	–	–	2,773,050	2,773,050
Environmental Services	–	–	2,964,510	2,964,510
Health Care Products	–	–	84,842,836	84,842,836
Less Unfunded Commitments	–	(96,051,000)	(180,886,522)	(276,937,522)
Lodging	–	304,703,275	24,867,500	329,570,775
Media	–	223,907,771	96,043,686	319,951,457
Oil	–	–	92,245,901	92,245,901
Oil: Crude Producers	–	95,592,735	–	95,592,735
Real Estate Investment Trusts	–	400,313,140	12,549,929	412,863,069
Technology	–	68,774,215	274,793,324	343,567,539
Telecommunications	–	131,943,281	84,570,581	216,513,862
Remaining Industries	–	3,141,174,094	–	3,141,174,094
Foreign Government Obligations	–	456,409,575	–	456,409,575
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	31,874,353	–	31,874,353
Government Sponsored Enterprises Pass-Throughs	–	181,083,664	–	181,083,664
Municipal Bond	–	39,593,031	–	39,593,031
Non-Agency Commercial Mortgage-Backed Securities	–	8,940,477,977	1,079,596,760	10,020,074,737
U.S. Treasury Obligations	–	6,003,463,622	–	6,003,463,622
Warrants	–	–	317,000	317,000
Short-Term Investments
Commercial Paper	–	100,925,500	–	100,925,500
Repurchase Agreements	–	1,672,495,286	–	1,672,495,286
Total	$91,418,744	$60,495,136,217	$2,136,796,154	$62,723,351,115

328	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND August 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$1,287,220	$–	$1,287,220
Liabilities	–	(11,540,404)	–	(11,540,404)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(230,608)	–	(230,608)
Futures Contracts
Assets	11,664,700	–	–	11,664,700
Liabilities	(2,239,256)	–	–	(2,239,256)
Total	$9,425,444	$(10,483,792)	$–	$(1,058,348)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 Investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stocks	Warrants
Balance as of December 1, 2020	$146,599,548	$14,212	$718,509,949	$334,585,399	$1	$–
Accrued Discounts (Premiums)	1,274	–	1,256,724	(850)	–	–
Realized Gain (Loss)	1,589,488	(1,776,469)	825,455	113,387	(4,795,110)	–
Change in Unrealized Appreciation (Depreciation)	189,196	1,762,257	3,273,579	1,584,717	4,795,109	190,063
Purchases	104,978,141	–	592,802,343	1,030,087,332	–	126,937
Sales	(25,477,669)	–	(369,313,388)	(41,218,259)	–	–
Transfers into Level 3	–	–	12,549,929	–	–	–
Transfers out of Level 3	(44,596,432)	–	(86,305,743)	(245,554,966)	–	–
Balance as of August 31, 2021	$183,283,546	$–	$873,598,848	$1,079,596,760	$–	$317,000
Change in unrealized appreciation/depreciation for the period ended August 31, 2021, related to Level 3 investments held at August 31, 2021	$1,075,990	$–	$2,410,061	$1,584,717	$–	$190,063

See Notes to Schedule of Investments.	329

Schedule of Investments (unaudited)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 102.95%

ASSET-BACKED SECURITIES 16.65%

Auto Floor Plan 0.23%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$8,490	$9,780,857

Automobiles 6.87%
ACC Trust 2019-1 B†	4.47%	10/20/2022	2,132	2,147,335
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	693	695,022
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	1,747	1,774,192
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	760	780,362
CarMax Auto Owner Trust 2019-4 A2A	2.01%	3/15/2023	314	314,335
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	26,333	26,339,550
Carvana Auto Receivables Trust 2019-3A E†	4.60%	7/15/2026	4,236	4,447,603
Carvana Auto Receivables Trust 2020-P1†	2.84%	9/8/2027	895	896,274
Carvana Auto Receivables Trust 2021-P1†	2.16%	12/10/2027	2,974	2,976,859
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	9,077	9,733,871
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	35	35,383
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,499	2,540,423
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	1,585	1,646,530
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812	838,681
CPS Auto Receivables Trust 2020-C†	1.71%	8/17/2026	5,096	5,175,055
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	5,859	5,891,134
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	150	149,957
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	10,847	11,259,937
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,269	1,272,436
Flagship Credit Auto Trust 2018-4 E†	5.51%	3/16/2026	9,800	10,517,680
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	925	929,441
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	8,708	8,710,608
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	27,146	27,146,902
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	48	47,772
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	4,134	4,136,359
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	2,448	2,460,913
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	13,150	13,317,636
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	1,397	1,398,210
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	25,464	25,465,965
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%	11/15/2023	14,274	14,278,241
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	36,789	36,788,303

330	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Tricolor Auto Securitization Trust 2021-1A E†	3.23%		9/15/2026	$4,270	$4,276,375
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	10,279	10,302,951
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	8,700	8,986,119
Westlake Automobile Receivables Trust 2021-1A E†	2.33%		8/17/2026	11,045	11,069,714
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	27,666	27,667,879
Total					286,416,007

Credit Card 1.38%
Genesis Sales Finance Master Trust 2020-AA A†	1.65%		9/22/2025	15,000	15,106,711
Genesis Sales Finance Master Trust 2020-AA D†	4.71%		9/22/2025	2,300	2,324,701
Genesis Sales Finance Master Trust 2021-AA B†	1.45%		12/21/2026	8,410	8,413,808
Genesis Sales Finance Master Trust 2021-AA D†	2.09%		12/21/2026	4,000	4,001,198
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	15,000	15,584,655
Perimeter Master Note Business Trust 2021-1A B†	4.17%		5/15/2024	5,875	5,867,840	(a)
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	6,072	6,079,815
Total					57,378,728

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.713%		8/25/2035	100	100,001

Others 7.81%
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.825% (3 Mo. LIBOR + 1.70%)	#	7/24/2029	810	811,510
Apidos CLO XXXV 2021-35A A†	1.249% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	4,660	4,662,182
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 D†	2.596% (1 Mo. LIBOR + 2.50%)	#	5/15/2036	7,800	7,825,446
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 E†	3.046% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	1,930	1,936,345
Avery Point IV CLO Ltd. 2014-1A BR†	1.725% (3 Mo. LIBOR + 1.60%)	#	4/25/2026	163	163,095
Barings CLO Ltd. 2018-3A D†	3.034% (3 Mo. LIBOR + 2.90%)	#	7/20/2029	4,518	4,454,466
Barings CLO Ltd. 2019-3A BR†	1.734% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	6,590	6,589,352

See Notes to Schedule of Investments.	331

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Others (continued)
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%)	#	4/15/2034		$17,670	$17,683,252
CBAM Ltd. 2017-1A D†	3.884% (3 Mo. LIBOR + 3.75%)	#	7/20/2030		5,910	5,927,388
CIFC Funding I Ltd. 2021-1A A1†	1.235% (3 Mo. LIBOR + 1.11%)	#	4/25/2033		16,720	16,740,900
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2 C†	4.41%		10/15/2026		7,928	8,096,684
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		1,061	1,073,501
Dryden 61 CLO Ltd. 2018-61A A1R†	1.124% (3 Mo. LIBOR + .99%)	#	1/17/2032		10,720	10,719,963
Dryden Senior Loan Fund 2017-47A BR†	1.596% (3 Mo. LIBOR + 1.47%)	#	4/15/2028		12,670	12,666,509
Elmwood CLO III Ltd. 2019 3A D†	3.976% (3 Mo. LIBOR + 3.85%)	#	10/15/2032		4,000	4,008,096
Elmwood CLO VIII Ltd. 2021 1A B1†	1.684% (3 Mo. LIBOR + 1.55%)	#	1/20/2034		10,000	10,001,325
Fairstone Financial Issuance Trust I 2020-1A C†(b)	5.162%		10/20/2039	CAD	11,479	9,122,969
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	2,649	2,105,006
Galaxy XXI CLO Ltd. 2015-21A AR†	1.154% (3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,970	1,971,018
Gracie Point International Funding 2020 B†	2.486% (1 Mo. LIBOR + 2.40%)	#	5/2/2023		7,161	7,218,712	(a)
Greywolf CLO VII Ltd. 2018-2A A1†	1.314% (3 Mo. LIBOR + 1.18%)	#	10/20/2031		3,800	3,802,471
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.275% (3 Mo. LIBOR + 2.15%)	#	7/25/2027		1,496	1,475,592
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		2,054	2,335,937
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		4,964	5,331,712
HGI CRE CLO Ltd. 2021-FL1 C†	1.796% (1 Mo. LIBOR + 1.70%)	#	6/16/2036		2,350	2,357,240
HGI CRE CLO Ltd. 2021-FL1 D†	2.446% (1 Mo. LIBOR + 2.35%)	#	6/16/2036		3,590	3,600,957
Kayne CLO 5 Ltd. 2019-5A A†	1.475% (3 Mo. LIBOR + 1.35%)	#	7/24/2032		8,700	8,711,193
Kayne CLO Ltd. 2020-7A A1†	1.334% (3 Mo. LIBOR + 1.20%)	#	4/17/2033		11,511	11,539,589

332	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Kayne CLO Ltd. 2021-10A A†	Zero Coupon	#(c)	4/23/2034	$13,740	$13,757,209
KKR CLO Ltd-29A D†	3.526% (3 Mo. LIBOR + 3.40%)	#	1/15/2032	7,000	7,001,882
KKR CLO Ltd. 18 A†	1.404% (3 Mo. LIBOR + 1.27%)	#	7/18/2030	5,697	5,703,327
KKR CLO Ltd.18 D†	3.734% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	918	919,266
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	11,751	12,130,731
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	8,300	8,445,320
Logan CLO I Ltd. 2021-1A A†	1.313% (3 Mo. LIBOR + 1.16%)	#	7/20/2034	5,530	5,533,425
Marble Point CLO XVII Ltd. 2020-1A A†	1.434% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	7,154	7,161,210
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	13,327	14,187,122
Mountain View CLO LLC 2017-1A AR†	1.216% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	6,610	6,611,653
Mountain View Clo XIV Ltd. 2019-1A D†	3.968% (3 Mo. LIBOR + 3.79%)	#	4/15/2029	8,000	8,029,390
Newark BSL CLO 1 Ltd. 2016-1A CR†	3.129% (3 Mo. LIBOR + 3.00%)	#	12/21/2029	4,440	4,440,117
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.634% (3 Mo. LIBOR + 1.50%)	#	10/20/2031	7,650	7,669,203
Palmer Square CLO Ltd. 2021-2A A†	1.256% (3 Mo. LIBOR + 1.15%)	#	7/15/2034	11,020	11,030,073
Parallel Ltd. 2017-1A A1R†	1.164% (3 Mo. LIBOR + 1.03%)	#	7/20/2029	2,570	2,567,633
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	3,269	3,379,851
Race Point IX CLO Ltd. 2015-9A CR†	3.326% (3 Mo. LIBOR + 3.20%)	#	10/15/2030	6,090	5,871,787
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263	9,608,553
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	8,430	8,444,675
Shackleton CLO Ltd. 2016-9A B†	2.034% (3 Mo. LIBOR + 1.90%)	#	10/20/2028	3,333	3,338,255
Signal Peak CLO 2 LLC 2015-1A DR2†	2.984% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	6,000	5,913,677
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	955	965,572
Total					325,642,341

See Notes to Schedule of Investments.	333

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Student Loans 0.36%
Massachusetts Educational Financing Authority 2008-1 A1	1.075% (3 Mo. LIBOR + .95%)	#	4/25/2038		$1,988	$1,997,275
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059		2,863	3,016,288
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.395% (3 Mo. LIBOR + .27%)	#	4/25/2038		1,110	1,059,378
SLC Student Loan Trust 2008-1 A4A	1.719% (3 Mo. LIBOR + 1.60%)	#	12/15/2032		6,118	6,188,771
Towd Point Asset Trust 2018-SL1 A†	0.684% (1 Mo. LIBOR + .60%)	#	1/25/2046		2,732	2,718,505
Total						14,980,217
Total Asset-Backed Securities (cost $690,473,659)						694,298,151

				Shares (000)

COMMON STOCKS 0.00%

Oil, Gas & Consumable Fuels
Dommo Energia SA*(b) (cost $10,494)				BRL	61	10,086

				Principal Amount (000)

CORPORATE BONDS 36.37%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028		$4,129	4,309,644

Aerospace/Defense 0.56%
Boeing Co. (The)	4.875%		5/1/2025		3,920	4,383,820
Boeing Co. (The)	5.04%		5/1/2027		12,863	14,838,048
TransDigm, Inc.	6.375%		6/15/2026		3,913	4,067,759
Total						23,289,627

Agriculture 0.64%
BAT Capital Corp.	4.70%		4/2/2027		3,153	3,584,045
BAT Capital Corp.	4.906%		4/2/2030		13,082	15,186,029
MHP Lux SA (Luxembourg)†(d)	6.25%		9/19/2029		7,870	7,988,050
Total						26,758,124

334	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Airlines 0.82%
American Airlines Group, Inc.†	3.75%		3/1/2025	$4,678	$4,192,657
American Airlines, Inc.†	11.75%		7/15/2025	3,839	4,770,917
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(d)	4.25%		11/15/2032	4,387	4,716,939
Delta Air Lines, Inc.†	7.00%		5/1/2025	8,298	9,711,721
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	3,691	3,960,265
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	3,739	4,171,653
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	2,323	2,633,247
Total					34,157,399

Apparel 0.22%
Levi Strauss & Co.†	3.50%		3/1/2031	6,207	6,401,807
PVH Corp.	7.75%		11/15/2023	2,290	2,615,263
Total					9,017,070

Auto Manufacturers 0.96%
Ford Motor Co.	7.45%		7/16/2031	9,819	12,933,538
General Motors Financial Co., Inc.	3.60%		6/21/2030	25,126	27,304,276
Total					40,237,814

Banks 7.14%
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031	4,042	4,103,843
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	9,122	9,258,128
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	13,448	13,985,597
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	10,476	11,591,854
Bank of America Corp.	3.95%		4/21/2025	2,775	3,040,537
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	5,597	6,320,089
Bank of America Corp.	4.00%		1/22/2025	4,554	4,979,437
Bank of America Corp.	4.45%		3/3/2026	2,000	2,257,147
BankUnited, Inc.	5.125%		6/11/2030	6,768	7,889,573
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	4,013	4,172,291
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	13,692	15,258,973
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	26,656	30,297,435
Danske Bank A/S (Denmark)†(d)	4.375%		6/12/2028	200	226,201

See Notes to Schedule of Investments.	335

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks (continued)
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		$15,695	$15,874,157
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		14,941	16,487,746
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028		5,679	6,317,447
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%)	#	–	(e)	5,345	5,569,223
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030		2,821	3,007,464
Macquarie Group Ltd. (Australia)†(d)	2.691% (SOFR + 1.44%)	#	6/23/2032		11,002	11,157,359
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029		9,640	11,166,177
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		8,325	8,350,655
Morgan Stanley	3.625%		1/20/2027		7,496	8,345,344
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030		17,350	20,243,417
National Australia Bank Ltd. (Australia)†(d)	2.99%		5/21/2031		3,132	3,220,319
Santander Holdings USA, Inc.	4.40%		7/13/2027		3,856	4,356,377
UBS AG (Switzerland)(d)	5.125%		5/15/2024		9,363	10,298,102
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028		20,155	21,031,148
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%)	#	5/22/2028		10,914	12,117,088
Westpac Banking Corp. (Australia)(d)	2.894% (5 Yr Treasury CMT + 1.35%)	#	2/4/2030		6,432	6,695,223
Westpac Banking Corp. (Australia)(d)	4.322% (5 Yr. ICE Swap rate + 2.24%)	#	11/23/2031		17,998	20,021,125
Total						297,639,476

Biotechnology 0.24%
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030		10,452	10,063,107
Building Materials 0.24%
Cemex SAB de CV (Mexico)†(d)	5.45%		11/19/2029		5,645	6,198,266
Griffon Corp.	5.75%		3/1/2028		3,679	3,908,717
Total						10,106,983

Chemicals 0.42%
Braskem Netherlands Finance BV (Netherlands)†(d)	4.50%		1/31/2030		5,931	6,361,591
CF Industries, Inc.	4.95%		6/1/2043		3,388	4,183,807
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%		4/24/2023		6,720	6,995,298
Total						17,540,696

336	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Coal 0.19%
SunCoke Energy, Inc.†	4.875%		6/30/2029		$4,099	$4,156,837
Warrior Met Coal, Inc.†	8.00%		11/1/2024		3,800	3,830,894
Total						7,987,731

Commercial Services 0.40%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%		7/30/2027		2,055	2,168,537
CoStar Group, Inc.†	2.80%		7/15/2030		2,525	2,596,091
Global Payments, Inc.	3.20%		8/15/2029		3,217	3,453,713
Rent-A-Center, Inc.†	6.375%		2/15/2029		4,068	4,388,355
United Rentals North America, Inc.	4.00%		7/15/2030		4,045	4,242,355
Total						16,849,051

Computers 0.36%
Dell International LLC/EMC Corp.	5.45%		6/15/2023		1,725	1,859,730
Dell International LLC/EMC Corp.	6.02%		6/15/2026		863	1,031,293
Dell International LLC/EMC Corp.	8.35%		7/15/2046		7,347	12,077,931
Total						14,968,954

Diversified Financial Services 2.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%		1/15/2025		10,075	10,682,885
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%		1/23/2028		6,006	6,444,853
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024		2,348	2,549,642
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%)	#	–	(e)	4,022	4,245,724
Ally Financial, Inc.	8.00%		11/1/2031		7,429	10,902,885
Aviation Capital Group LLC†	1.95%		1/30/2026		4,918	4,947,167
Aviation Capital Group LLC†	5.50%		12/15/2024		11,453	12,912,152
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026		11,378	11,358,831
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026		8,427	9,142,423
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		3,466	3,767,971
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		6,139	5,908,784
International Lease Finance Corp.	5.875%		8/15/2022		1,071	1,125,994
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		4,065	4,227,600
Navient Corp.	5.00%		3/15/2027		6,793	7,142,670
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		3,612	4,156,273

See Notes to Schedule of Investments.	337

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	$4,780	$5,634,579
OneMain Finance Corp.	5.375%	11/15/2029	5,518	6,036,057
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	4,198	4,292,455
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	1,026	1,111,640
Total				116,590,585

Electric 2.58%
AES Corp. (The)†	3.95%	7/15/2030	6,812	7,603,827
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	7,038	8,025,034
Calpine Corp.†	5.00%	2/1/2031	4,293	4,373,837
Cikarang Listrindo Tbk PT (Indonesia)†(d)	4.95%	9/14/2026	6,150	6,307,993
Emera US Finance LP	3.55%	6/15/2026	26,765	29,244,727
FirstEnergy Corp.	4.40%	7/15/2027	8,370	9,402,460
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	7,792	8,146,692
NRG Energy, Inc.†	4.45%	6/15/2029	3,410	3,812,735
NRG Energy, Inc.	5.75%	1/15/2028	3,821	4,088,470
Pennsylvania Electric Co.†	3.60%	6/1/2029	3,906	4,237,795
PG&E Corp.	5.00%	7/1/2028	4,028	4,003,570
PSEG Power LLC	8.625%	4/15/2031	5,064	8,004,530
Vistra Operations Co. LLC†	3.55%	7/15/2024	9,911	10,487,294
Total				107,738,964

Entertainment 0.42%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	4,009	4,436,159
Cedar Fair LP	5.25%	7/15/2029	4,190	4,298,270
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	4,211	4,283,640
Scientific Games International, Inc.†	7.25%	11/15/2029	3,853	4,305,727
Total				17,323,796

Food 0.39%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	3,763	4,111,078
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	3,667	4,157,461
Kraft Heinz Foods Co.	4.375%	6/1/2046	3,967	4,607,822
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	3,261	3,463,834
Total				16,340,195

338	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products & Paper 0.13%
Suzano Austria GmbH (Brazil)(d)	3.75%	1/15/2031	$5,329	$5,602,165

Gas 0.20%
National Fuel Gas Co.	5.50%	1/15/2026	7,186	8,305,274

Health Care-Services 1.59%
Centene Corp.	2.45%	7/15/2028	3,197	3,248,368
Centene Corp.	2.625%	8/1/2031	4,317	4,381,755
Centene Corp.	3.375%	2/15/2030	3,950	4,132,687
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	4,000	4,037,500
DaVita, Inc.†	3.75%	2/15/2031	4,196	4,151,942
HCA, Inc.	4.125%	6/15/2029	12,892	14,597,280
HCA, Inc.	4.50%	2/15/2027	5,323	6,036,337
HCA, Inc.	5.25%	6/15/2026	6,002	6,939,300
Legacy LifePoint Health LLC†	4.375%	2/15/2027	4,070	4,064,912
Radiology Partners, Inc.†	9.25%	2/1/2028	4,152	4,458,210
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	3,684	4,010,955
Tenet Healthcare Corp.†	4.875%	1/1/2026	4,000	4,154,200
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883	1,965,381
Total				66,178,827

Home Builders 0.69%
Century Communities, Inc.	6.75%	6/1/2027	3,686	3,942,988
NVR, Inc.	3.00%	5/15/2030	11,256	11,947,288
Toll Brothers Finance Corp.	3.80%	11/1/2029	3,800	4,141,430
Toll Brothers Finance Corp.	4.35%	2/15/2028	3,884	4,306,773
Tri Pointe Homes, Inc.	5.25%	6/1/2027	4,097	4,453,644
Total				28,792,123

Housewares 0.06%
Newell Brands, Inc.	5.875%	4/1/2036	1,886	2,364,771

Insurance 0.23%
Assurant, Inc.	2.65%	1/15/2032	4,220	4,249,397
First American Financial Corp.	2.40%	8/15/2031	5,418	5,355,280
Total				9,604,677

Internet 0.96%
Baidu, Inc. (China)(d)	3.075%	4/7/2025	5,454	5,780,558
GrubHub Holdings, Inc.†	5.50%	7/1/2027	3,740	3,908,487

See Notes to Schedule of Investments.	339

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Internet (continued)
Match Group Holdings II LLC†	5.00%	12/15/2027		$1,980	$2,084,841
Match Group Holdings II LLC†	5.625%	2/15/2029		1,858	2,008,962
Meituan (China)†(d)	3.05%	10/28/2030		8,400	7,963,580
Netflix, Inc.†	4.875%	6/15/2030		3,591	4,302,844
Netflix, Inc.	6.375%	5/15/2029		5,169	6,629,785
Uber Technologies, Inc.†	8.00%	11/1/2026		3,839	4,093,334
VeriSign, Inc.	2.70%	6/15/2031		3,010	3,100,165
Total					39,872,556

Investment Companies 0.17%
Owl Rock Capital Corp.	2.875%	6/11/2028		4,791	4,821,512
Temasek Financial I Ltd. (Singapore)†(d)	2.50%	10/6/2070		2,460	2,370,186
Total					7,191,698

Iron-Steel 0.40%
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029		3,506	3,694,447
Cleveland-Cliffs, Inc.	5.875%	6/1/2027		4,108	4,297,995
CSN Resources SA (Brazil)†(d)	4.625%	6/10/2031		4,150	4,315,170
GUSAP III LP†	4.25%	1/21/2030		4,000	4,430,800
Total					16,738,412

Leisure Time 0.33%
Carnival Corp.†	7.625%	3/1/2026		2,521	2,683,604
Carnival Corp.†	11.50%	4/1/2023		5,591	6,288,086
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		2,127	2,451,367
Viking Cruises Ltd.†	13.00%	5/15/2025		1,859	2,154,191
Total					13,577,248

Lodging 0.13%
Boyd Gaming Corp.	4.75%	12/1/2027		2,038	2,104,235
Boyd Gaming Corp.†	4.75%	6/15/2031		3,292	3,403,862
Total					5,508,097

Machinery-Diversified 0.54%
nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028		13,974	15,532,344
TK Elevator Midco GmbH†(b)	4.375%	7/15/2027	EUR	1,744	2,166,840
TK Elevator US Newco, Inc.†	5.25%	7/15/2027		$4,654	4,923,094
Total					22,622,278

340	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Media 0.77%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		$1,900	$2,012,727
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		1,951	2,046,306
CSC Holdings LLC†	5.50%		4/15/2027		3,800	3,980,035
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%		8/15/2026		5,154	3,430,245
DISH DBS Corp.	7.75%		7/1/2026		3,853	4,418,235
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%		1/22/2030		6,120	6,268,685
Time Warner Cable LLC	7.30%		7/1/2038		2,682	3,911,590
Time Warner Entertainment Co. LP	8.375%		7/15/2033		4,078	6,078,515
Total						32,146,338

Mining 2.09%
Anglo American Capital plc (United Kingdom)†(d)	4.00%		9/11/2027		10,010	11,189,190
Anglo American Capital plc (United Kingdom)†(d)	4.75%		4/10/2027		11,822	13,655,777
Antofagasta plc (Chile)†(d)	2.375%		10/14/2030		4,210	4,100,350
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.375%		4/1/2031		3,984	4,298,816
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.50%		9/15/2027		3,962	4,304,832
Freeport-McMoRan, Inc.	4.125%		3/1/2028		4,247	4,454,041
Freeport-McMoRan, Inc.	4.25%		3/1/2030		7,436	8,040,175
Freeport-McMoRan, Inc.	5.45%		3/15/2043		3,196	4,090,768
Glencore Funding LLC†	2.85%		4/27/2031		6,534	6,692,871
Glencore Funding LLC †	4.875%		3/12/2029		18,042	21,049,712
Hecla Mining Co.	7.25%		2/15/2028		2,712	2,939,116
Yamana Gold, Inc. (Canada)†(d)	2.63%		8/15/2031		2,251	2,244,690
Total						87,060,338

Miscellaneous Manufacturing 0.36%
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%)	#	–	(e)	15,401	14,974,122

Oil & Gas 3.42%
Apache Corp.	4.375%		10/15/2028		2,230	2,409,292
Apache Corp.	4.625%		11/15/2025		2,966	3,213,542
California Resources Corp.†	7.125%		2/1/2026		2,119	2,225,543
Continental Resources, Inc.	3.80%		6/1/2024		4,298	4,593,488
Continental Resources, Inc.†	5.75%		1/15/2031		5,617	6,852,740
Diamondback Energy, Inc.	3.50%		12/1/2029		14,958	16,124,948
Diamondback Energy, Inc.	4.75%		5/31/2025		3,788	4,242,797
Equinor ASA (Norway)(d)	7.15%		11/15/2025		4,060	5,027,487

See Notes to Schedule of Investments.	341

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	$3,576	$3,634,110
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	4,412	4,566,420
Laredo Petroleum, Inc.	9.50%		1/15/2025	5,672	5,854,525
MEG Energy Corp. (Canada)†(d)	5.875%		2/1/2029	2,270	2,340,835
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027	7,431	7,828,633
Murphy Oil Corp.	5.875%		12/1/2027	4,044	4,210,815
Occidental Petroleum Corp.	6.125%		1/1/2031	6,743	8,163,042
OGX Austria GmbH (Brazil)†(d)(f)	8.50%		6/1/2018	1,730	35
Ovintiv, Inc.	6.50%		2/1/2038	3,359	4,648,653
Petroleos Mexicanos (Mexico)(d)	4.50%		1/23/2026	6,372	6,450,057
Petroleos Mexicanos (Mexico)(d)	5.35%		2/12/2028	12,687	12,641,707
Qatar Petroleum (Qatar)†(d)	3.125%		7/12/2041	6,000	6,189,900
Range Resources Corp.†	8.25%		1/15/2029	3,803	4,226,445
SA Global Sukuk Ltd.†	2.694%		6/17/2031	8,200	8,403,508
SM Energy Co.	5.625%		6/1/2025	1,886	1,894,430
SM Energy Co.	6.75%		9/15/2026	3,462	3,483,672
Southwestern Energy Co.	7.75%		10/1/2027	3,797	4,119,745
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%		8/15/2030	2,900	2,984,100
Transocean Guardian Ltd.†	5.875%		1/15/2024	4,392	4,177,747
Viper Energy Partners LP†	5.375%		11/1/2027	2,028	2,130,221
Total					142,638,437

Packaging & Containers 0.14%
Ball Corp.	2.875%		8/15/2030	5,836	5,858,118

Pharmaceuticals 0.36%
Bausch Health Cos, Inc.†	5.25%		1/30/2030	4,378	4,121,427
Bayer Corp.†	6.65%		2/15/2028	3,872	4,891,763
Bayer US Finance II LLC†	3.875%		12/15/2023	5,573	5,946,217
Total					14,959,407

Pipelines 1.43%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	5,092	4,661,141
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	5,602	6,150,503
Eastern Gas Transmission & Storage, Inc.†	3.00%		11/15/2029	4,882	5,199,020
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	9,000	9,264,313
NGPL PipeCo LLC†	3.25%		7/15/2031	8,174	8,451,298

342	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pipelines (continued)
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	$13,221	$15,616,024
Western Midstream Operating LP	5.30%	2/1/2030	9,358	10,502,530
Total				59,844,829

Real Estate Investment Trusts 0.80%
American Homes 4 Rent LP	2.375%	7/15/2031	5,072	5,098,845
EPR Properties	4.95%	4/15/2028	6,790	7,340,044
Equinix, Inc.	2.625%	11/18/2024	5,956	6,260,932
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	10,401	10,147,259
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	4,105	4,376,956
Total				33,224,036

Retail 1.11%
Bath & Body Works, Inc.	6.875%	11/1/2035	7,337	9,428,045
Carvana Co.†	5.875%	10/1/2028	3,892	4,067,140
Gap, Inc. (The)†	8.625%	5/15/2025	3,600	3,932,280
Kohl’s Corp.	5.55%	7/17/2045	7,145	8,883,362
Nordstrom, Inc.	4.375%	4/1/2030	6,325	6,598,517
Party City Holdings, Inc.†	8.75%	2/15/2026	4,136	4,316,950
Penske Automotive Group, Inc.	3.50%	9/1/2025	4,227	4,378,587
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	4,581	4,775,693
Total				46,380,574

Semiconductors 0.41%
SK Hynix, Inc. (South Korea)†(d)	2.375%	1/19/2031	8,440	8,356,629
Skyworks Solutions, Inc.	3.00%	6/1/2031	8,516	8,863,323
Total				17,219,952

Software 0.76%
Oracle Corp.	2.95%	4/1/2030	16,930	17,962,426
VMware, Inc.	4.70%	5/15/2030	11,456	13,701,032
Total				31,663,458

Telecommunications 0.61%
CommScope, Inc.†	7.125%	7/1/2028	3,793	3,982,650
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	3,783	3,929,591
Frontier Communications Holdings LLC†	5.00%	5/1/2028	4,819	5,041,879

See Notes to Schedule of Investments.	343

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
LogMeIn, Inc.†	5.50%	9/1/2027	$4,083	$4,241,216
Sprint Capital Corp.	6.875%	11/15/2028	3,140	4,096,962
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	4,063	4,022,269
Total				25,314,567

Transportation 0.10%
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027	3,844	4,117,885

Water 0.10%
Aegea Finance Sarl (Luxembourg)†(d)	5.75%	10/10/2024	3,936	4,059,039
Total Corporate Bonds (cost $1,449,595,407)				1,516,738,442

FLOATING RATE LOANS(g) 2.13%

Aerospace/Defense 0.09%
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	4/30/2025	4,179	4,024,491

Air Transportation 0.29%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)	4/20/2028	11,614	11,974,403

Business Services 0.21%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)	2/21/2025	4,384	4,327,416
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)	3/13/2025	4,422	4,334,443
Total				8,661,859

Computer Software 0.15%
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%)	6/2/2028	6,273	6,275,748

Entertainment 0.21%
Playtika Holding Corp 2021 Term Loan	2.835% (1 Mo. LIBOR + 2.75%)	3/13/2028	8,765	8,745,194

Financial Services 0.10%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.397% (3 Mo. LIBOR + 4.25%)	7/30/2025	4,428	4,258,595

344	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Care Services 0.21%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.585% (1 Mo. LIBOR + 3.50%)	4/30/2025		$4,375	$4,332,448
MED ParentCo LP 1st Lien Term Loan	4.335% (1 Mo. LIBOR + 4.25%)	8/31/2026		4,360	4,353,758
Total					8,686,206

Leisure 0.10%
Amer Sports Oyj EUR Term Loan B(b)	4.50% (6 Mo. EURIBOR + 4.50%)	3/30/2026	EUR	3,538	4,191,916

Lodging 0.09%
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(d)	3.75% (1 Mo. LIBOR + 2.75%)	4/29/2024		$4,073	3,924,989

Media 0.10%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)	12/1/2023		4,228	4,038,943

Miscellaneous 0.21%
Cvent, Inc. 1st Lien Term Loan	3.835% (1 Mo. LIBOR + 3.75%)	11/29/2024		4,178	4,170,058
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%)	6/19/2024		4,819	4,674,092
Total					8,844,150

Oil 0.11%
Brazos Delaware II, LLC Term Loan B	4.088% (1 Mo. LIBOR + 4.00%)	5/21/2025		4,560	4,448,940

Oil: Integrated Domestic 0.16%
BCP Raptor II, LLC 1st Lien Term Loan	4.835% (1 Mo. LIBOR + 4.75%)	11/3/2025		6,814	6,733,228

Transportation: Miscellaneous 0.10%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	3/3/2028		4,100	4,061,911
Total Floating Rate Loans (cost $87,355,840)					88,870,573

See Notes to Schedule of Investments.	345

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 1.45%

Egypt 0.33%
Republic of Egypt†(d)	6.588%		2/21/2028		$6,064	$6,454,976
Republic of Egypt†(d)	7.60%		3/1/2029		6,500	7,150,975
Total						13,605,951

Ghana 0.22%
Republic of Ghana†(d)	6.375%		2/11/2027		9,500	9,322,683

Nigeria 0.21%
Republic of Nigeria†(d)	7.143%		2/23/2030		8,475	8,944,464

Qatar 0.23%
Qatar Government International Bond†(d)	3.75%		4/16/2030		8,458	9,654,367

Senegal 0.07%
Senegal Government International Bond†(b)	5.375%		6/8/2037	EUR	2,300	2,782,804

Sri Lanka 0.14%
Republic of Sri Lanka†(d)	5.875%		7/25/2022		$7,777	5,949,405

Turkey 0.25%
Republic of Turkey(d)	5.25%		3/13/2030		2,532	2,464,117
Turkiye Ihracat Kredi Bankasi AS†(d)	5.75%		7/6/2026		7,700	7,767,183
Total						10,231,300
Total Foreign Government Obligations (cost $58,848,038)						60,490,974

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.05%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.143%	#(h)	2/25/2032		16,228	1,796,420
Government National Mortgage Assoc.(i)	2.50%		TBA		80,000	82,968,750
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053		453	468,795
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $85,347,983)						85,233,965

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.92%
Federal National Mortgage Assoc.(i)	2.50%		TBA		85,018	88,305,806
Federal National Mortgage Assoc.(i)	3.00%		TBA		105,643	110,516,609
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050		44,515	47,969,364
Total Government Sponsored Enterprises Pass-Throughs (cost $244,438,284)						246,791,779

346	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.52%

Municipal
County of Miami-Dade FL	2.786%		10/1/2037	$1,340	$1,355,949
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,092	4,375,456
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	1,055	1,212,701
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	7,170	8,239,252
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	4,200	4,105,694
Regents of the University of California Medical Center	3.006%		5/15/2050	2,380	2,438,089
Total Municipal Bonds (cost $21,130,263)					21,727,141

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.48%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	1,105	1,112,254
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.046% (1 Mo. LIBOR + .95%)	#	6/15/2035	6,700	6,709,168
BBCMS Mortgage Trust 2019-BWAY A†	1.052% (1 Mo. LIBOR + .96%)	#	11/15/2034	4,168	4,161,458
BBCMS Mortgage Trust 2019-BWAY B†	1.406% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	1,832	1,822,755
Benchmark Mortgage Trust 2018-B5 C	4.763%	#(h)	7/15/2051	5,200	5,910,827
BHMS 2018-ATLS C†	1.996% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	3,965	3,972,554
BX Trust 2018-GW A†	0.896% (1 Mo. LIBOR + .80%)	#	5/15/2035	10,503	10,516,550
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)		12/15/2021	4,660	4,287,622
CIM Retail Portfolio Trust 2021-RETL E†	3.846% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	10,650	10,715,327
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.312%	#(h)	10/10/2047	50,626	321,571
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	5,807,907
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.113%	#(h)	8/10/2047	3,442	79,467
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.869%	#(h)	8/10/2047	12,450	11,144,987
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.451%	#(h)	2/10/2048	10,552	9,101,468
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(h)	7/10/2050	3,400	3,749,817

See Notes to Schedule of Investments.	347

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.463%	#(h)	7/10/2050	$1,570	$1,712,889
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.463%	#(h)	7/10/2050	4,369	4,659,853
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.463%	#(h)	7/10/2050	7,822	7,211,489
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,730,568
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	2,824	2,859,291
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	4,787	4,801,482
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	5,700	5,733,942	(a)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	3,300	3,335,350
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.534%	#(h)	11/15/2049	4,890	3,783,893
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	4,507	4,932,441
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	3,895	4,174,990
DBWF Mortgage Trust 2018-GLKS A†	1.116% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	6,500	6,508,801
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(h)	10/25/2059	1,736	1,742,610
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(h)	1/25/2060	1,569	1,577,819
Extended Stay America Trust 2021-ESH C†	1.796% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	7,250	7,301,195
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	2.15% (1 Mo. SOFR + 2.10%)	#	10/25/2033	7,725	7,892,633
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	1,047	1,058,081
Great Wolf Trust 2019-WOLF A†	1.13% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	12,751	12,773,898
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.046% (1 Mo. LIBOR + .95%)	#	7/15/2035	4,372	4,376,263
GS Mortgage Securities Corp. Trust 2021-ROSS G†	4.746% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	7,288	7,331,438
GS Mortgage Securities Trust 2014-GC26 C	4.66%	#(h)	11/10/2047	135	135,695

348	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2015-GC32 C	4.609%	#(h)	7/10/2048	$1,230	$1,318,847
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#(h)	8/5/2034	19,156	412,812
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	3,744,091
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(h)	8/5/2034	3,741	2,679,792
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#(h)	8/5/2034	22,024	91,400
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.408%	#(h)	7/15/2048	2,500	2,633,929
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(h)	10/5/2031	2,860	2,842,504
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.096% (1 Mo. LIBOR + 1.00%)	#	6/15/2032	1,290	1,292,085
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.396% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	6,336	6,349,458
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%)	#	11/15/2035	3,436	3,452,041
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.29% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	2,393	2,398,823
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.59% (1 Mo. LIBOR + 1.50%)	#	7/5/2033	7,410	7,436,477
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,345,269
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,124,003
KIND Trust 2021-KIND D†	2.40% (1 Mo. LIBOR + 2.30%)	#	8/15/2026	6,740	6,759,964
Life Mortgage Trust 2021-BMR E†	1.846% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	4,000	4,009,755
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	446	288,018
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	1,033	1,043,503
One New York Plaza Trust 2020-1NYP B†	1.596% (1 Mo. LIBOR + 1.50%)	#	1/15/2026	10,480	10,569,172
PFP Ltd. 2019-6 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	2,386	2,383,516
ReadyCap Commercial Mortgage Financing LLC 2021-FL6 C†	1.984% (1 Mo. LIBOR + 1.90%)	#	7/25/2036	6,320	6,333,841

See Notes to Schedule of Investments.	349

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	$2,928	$2,982,589
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	2/25/2024	745	753,651
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(h)	1/5/2043	695	749,497
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	1,474	1,490,549
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(h)	4/25/2065	6,955	7,000,380
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(h)	6/10/2030	3,905	1,733,635
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	3,077	3,121,103
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	7,041	7,069,550
Verus Securitization Trust 2021-2 A1†	1.031%	#(h)	2/25/2066	10,514	10,512,490
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(h)	4/25/2065	4,608	4,641,683
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.443%	#(h)	7/15/2046	5,195	3,037,242
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.23%	#(h)	5/15/2048	7,460	7,304,047
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.61%	#(h)	9/15/2048	4,020	4,101,188
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(h)	7/15/2048	2,642	2,748,832
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.151%	#(h)	1/15/2059	2,748	2,803,377
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(h)	11/15/2050	3,197	3,514,992
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.709%	#(h)	10/15/2057	55,967	820,912
Total Non-Agency Commercial Mortgage-Backed Securities (cost $311,547,750)					311,943,370

U.S. TREASURY OBLIGATIONS 30.38%
U.S. Treasury Bill	Zero Coupon		10/21/2021	41,107	41,104,431
U.S. Treasury Bill	Zero Coupon		1/27/2022	400,640	400,578,233
U.S. Treasury Bond	1.125%		5/15/2040	76,611	68,273,569
U.S. Treasury Bond	2.00%		8/15/2051	115,645	117,722,996
U.S. Treasury Bond	2.25%		8/15/2049	37,311	39,959,206
U.S. Treasury Note	0.125%		5/31/2023	289,000	288,774,219
U.S. Treasury Note	0.125%		6/30/2023	214,491	214,340,187
U.S. Treasury Note	1.25%		8/15/2031	46,816	46,581,920

350	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	1.625%	5/15/2031	$48,150	$49,654,688
Total U.S. Treasury Obligations (cost $1,259,964,634)				1,266,989,449
Total Long-Term Investments (cost $4,208,712,352)				4,293,093,930

SHORT-TERM INVESTMENTS 2.94%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $125,228,900 of U.S. Treasury Note at 0.375% due 8/15/2024; value: $125,171,049; proceeds: $122,716,643 (cost $122,716,643)			122,717	122,716,643
Total Investments in Securities 105.89% (cost $4,331,428,995)				4,415,810,573
Other Assets and Liabilities – Net(j) (5.89%)				(245,653,771)
Net Assets 100.00%				$4,170,156,802

BRL	Brazilian Dollar
CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $1,405,749,821, which represents 33.71% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	351

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX.NA.IG.36(4)(5)	Bank of America	1.00%	6/20/2026	$130,366,000	$(133,682,039)	$(2,571,359)	$(744,680)
Markit CDX.NA.HY.36(4)(6)	Bank of America	1.00%	6/20/2026	75,706,000	(83,166,825)	(6,927,106)	(533,719)
Markit CDX.NA.EM.35(4)(7)	Bank of America	1.00%	6/20/2026	38,000,000	(37,094,642)	1,245,967	(340,609)
Total						$(8,252,498)	$(1,619,008)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,619,008.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market securities.

Centrally Cleared Interest Rate Swap Contracts at August 31, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Bank of America(1)	CPI Urban Consumer NSA	2.545%	6/16/2026	$62,800,000	$61,343,841	$(1,456,159)
Bank of America(1)	CPI Urban Consumer NSA	2.5475%	6/16/2026	62,500,000	61,059,180	(1,440,820)
Bank of America(1)	CPI Urban Consumer NSA	2.6975%	8/11/2026	77,540,000	77,250,183	(289,817)
Total						$(3,186,796)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

352	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Credit Default Swaps on Indexes - Sell Protection at August 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable/ Payable at Fair Value(4)
Markit CMBX.NA.A.6	Citibank	3.00%	11/17/2059	$8,600,000	$7,836,660	$(759,438)	$(3,902)	$(763,340)
Markit CMBX.NA.A.6	Citibank	1.50%	10/17/2057	5,000,000	5,044,283	25,279	19,004	44,283
Markit CMBX.NA.A.6	Citibank	3.00%	10/17/2058	5,000,000	4,603,065	(534,258)	137,323	(396,935)
Markit CMBX.NA.A.6	Citibank	3.00%	10/17/2058	5,835,000	5,374,401	(460,599)	–	(460,599)
Markit CMBX.NA.A.6	Goldman	3.00%	10/17/2061	4,250,000	4,041,081	(164,853)	(44,066)	(208,919)
Markit CMBX.NA.A.6	Morgan Stanley	3.00%	10/17/2058	4,250,000	3,912,605	(354,401)	17,006	(337,395)
Markit CMBX.NA.A.6	Morgan Stanley	3.00%	10/17/2058	4,165,000	3,833,704	(331,296)	–	(331,296)
Total						$(2,579,566)	$125,365	$(2,454,201)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $173,333. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $47,968.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	9/10/2021	3,433,000	$4,094,292	$4,054,113	$40,179
Euro	Sell	State Street Bank and Trust	9/10/2021	1,829,000	2,222,054	2,159,911	62,143
Euro	Sell	Toronto Dominion Bank	9/10/2021	3,433,000	4,178,074	4,054,114	123,960
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$226,282

See Notes to Schedule of Investments.	353

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2021

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	9/10/2021	1,130,000	$1,371,570	$1,334,445	$(37,125)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2021	14,045,000	11,004,983	11,131,393	(126,410)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(163,535)

Open Futures Contracts at August 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2021	1,439	Short	$(213,520,302)	$(212,994,484)	$525,818
U.S. 2-Year Treasury Note	December 2021	1,277	Long	281,155,519	281,359,016	203,497
U.S. Ultra Treasury Bond	December 2021	714	Long	140,183,740	140,858,813	675,073
Total Unrealized Appreciation on Open Futures Contracts						$1,404,388

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2021	713	Long	$95,242,447	$95,152,078	$(90,369)
U.S. Long Bond	December 2021	2,222	Long	362,467,683	362,116,563	(351,120)
Total Unrealized Depreciation on Open Futures Contracts						$(441,489)

354	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND August 31, 2021

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$51,510,888	$5,867,840	$57,378,728
Other	–	343,184,703	7,218,712	350,403,415
Remaining Industries	–	286,516,008	–	286,516,008
Common Stocks	10,086	–	–	10,086
Corporate Bonds	–	1,516,738,442	–	1,516,738,442
Floating Rate Loans	–	88,870,573	–	88,870,573
Foreign Government Obligations	–	60,490,974	–	60,490,974
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	85,233,965	–	85,233,965
Government Sponsored Enterprises Pass-Throughs	–	246,791,779	–	246,791,779
Municipal Bonds	–	21,727,141	–	21,727,141
Non-Agency Commercial Mortgage-Backed Securities	–	306,209,428	5,733,942	311,943,370
U.S. Treasury Obligations	–	1,266,989,449	–	1,266,989,449
Short-Term Investments
Repurchase Agreements	–	122,716,643	–	122,716,643
Total	$10,086	$4,396,979,993	$18,820,494	$4,415,810,573
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,619,008)	–	(1,619,008)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,186,796)	–	(3,186,796)
Credit Default Swap Contracts
Assets	–	44,283	–	44,283
Liabilities	–	(2,498,484)	–	(2,498,484)
Forward Foreign Currency Exchange Contracts
Assets	–	226,282	–	226,282
Liabilities	–	(163,535)	–	(163,535)
Futures Contracts
Assets	1,404,388	–	–	1,404,388
Liabilities	(441,489)	–	–	(441,489)
Total	$962,899	$(7,197,258)	$–	$(6,234,359)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	355

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.43%

ASSET-BACKED SECURITIES 25.17%

Auto Floor Plan 0.08%
NextGear Floorplan Master Owner Trust 2018-2A A1†	0.696% (1 Mo. LIBOR + .60%)	#	10/15/2023	$13,616	$13,624,763

Automobiles 11.80%
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%		12/13/2023	2,364	2,367,547
American Credit Acceptance Receivables Trust 2020-3 A†	0.62%		10/13/2023	12,704	12,708,987
AmeriCredit Automobile Receivables Trust 2020-2 A2A	0.60%		12/18/2023	6,325	6,330,974
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	6,131	6,163,010
Arivo Acceptance Auto Loan Receivables Trust 2021-1A A†	1.19%		1/15/2027	14,818	14,846,398
BMW Vehicle Lease Trust 2021-1 A3	0.29%		1/25/2024	97,234	97,339,489
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%		6/15/2023	4,285	4,289,101
CarMax Auto Owner Trust 2018-3 A3	3.13%		6/15/2023	4,020	4,054,083
CarMax Auto Owner Trust 2019-1 A3	3.05%		3/15/2024	7,379	7,474,008
Carmax Auto Owner Trust 2019-2 A3	2.68%		3/15/2024	29,446	29,890,697
CarMax Auto Owner Trust 2020-2 A3	1.70%		11/15/2024	5,680	5,739,174
Carvana Auto Receivables Trust 2020-P1 A2	0.28%		11/8/2023	8,909	8,912,673
Carvana Auto Receivables Trust 2020-P1 A3	0.44%		6/9/2025	16,043	16,081,962
Carvana Auto Receivables Trust 2021-N1 B	1.09%		1/10/2028	41,645	41,833,752
Chesapeake Funding II LLC 2018-3A A2†	0.576% (1 Mo. LIBOR + .48%)	#	1/15/2031	29,357	29,426,423
CPS Auto Receivables Trust 2020-C A†	0.63%		3/15/2024	4,552	4,555,001
CPS Auto Receivables Trust 2020-C B†	1.01%		1/15/2025	3,880	3,895,144
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%		12/11/2034	88,275	88,448,399
Drive Auto Receivables Trust 2017-3 D†	3.53%		12/15/2023	942	947,977
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	1,250	1,280,515
Drive Auto Receivables Trust 2019-3 C	2.90%		8/15/2025	5,000	5,064,459
Drive Auto Receivables Trust 2019-4 B	2.23%		1/16/2024	16,667	16,682,966
Drive Auto Receivables Trust 2021-1 A3	0.44%		11/15/2024	27,730	27,773,614
Drive Auto Receivables Trust 2021-2 A2	0.36%		5/15/2024	31,840	31,843,630
Exeter Automobile Receivables Trust 2020-2A A†	1.13%		8/15/2023	706	706,698

356	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust 2021-3A A2	0.34%	1/16/2024	$23,520	$23,522,564
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	2,231	2,236,196
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	8,846	8,893,112
First Investors Auto Owner Trust 2021-2A A†	0.48%	3/15/2027	22,338	22,346,808
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	4,253	4,271,661
Flagship Credit Auto Trust 2021-2 B†	0.93%	6/15/2027	10,000	10,040,688
Ford Credit Auto Lease Trust 2020-B A2A	0.50%	12/15/2022	14,053	14,059,250
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	20,898	21,125,065
Ford Credit Auto Owner Trust 2018-B A3	3.24%	4/15/2023	4,678	4,707,320
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	218	217,896
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	19,553	19,563,130
Ford Credit Auto Owner Trust 2020-C A2	0.25%	9/15/2023	69,436	69,468,572
Foursight Capital Automobile Receivables Trust 2020-1 A2†	1.97%	9/15/2023	574	574,330
Foursight Capital Automobile Receivables Trust 2021-2 A3†	0.81%	5/15/2026	10,885	10,907,067
GLS Auto Receivables Issuer Trust 2019-3A B†	2.72%	6/17/2024	9,915	10,018,672
GLS Auto Receivables Issuer Trust 2020-3A A†	0.69%	10/16/2023	6,223	6,229,716
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%	4/15/2025	15,400	15,427,062
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%	1/15/2027	14,600	14,691,717
GLS Auto Receivables Trust 2021-2A B†	0.77%	9/15/2025	26,155	26,219,378
GLS Auto Receivables Trust 2021-2A C†	1.08%	6/15/2026	21,660	21,758,865
GM Financial Automobile Leasing Trust 2020-2 A2A	0.71%	10/20/2022	10,050	10,062,266
GM Financial Automobile Leasing Trust 2020-3 A2A	0.35%	11/21/2022	40,059	40,077,438
GM Financial Automobile Leasing Trust 2020-3 A3	0.45%	8/21/2023	28,464	28,524,947
GM Financial Consumer Automobile Receivables Trust 2019-2 A3	2.65%	2/16/2024	20,478	20,692,993
GM Financial Consumer Automobile Receivables Trust 2020-4 A2	0.26%	11/16/2023	78,368	78,397,650
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	22,276	22,283,461
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	27,730	27,925,363
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	6,421	6,425,348
Honda Auto Receivables Owner Trust 2020-3 A2	0.27%	2/21/2023	90,589	90,618,686
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	46,416	46,491,853

See Notes to Schedule of Investments.	357

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust 2020-B A2†	0.36%	1/17/2023	$35,421	$35,442,616
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%	9/15/2023	27,857	27,936,757
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	17,318	17,324,794
Hyundai Auto Lease Securitization Trust 2021-A A3†	0.33%	1/16/2024	61,940	62,014,223
Hyundai Auto Receivables Trust 2020-B A2	0.38%	3/15/2023	8,706	8,710,605
Mercedes-Benz Auto Lease Trust 2019-B A3	2.00%	10/17/2022	4,407	4,430,767
Mercedes-Benz Auto Receivables Trust 2020-1 A2	0.46%	3/15/2023	16,213	16,223,148
Nissan Auto Lease Trust 2020-B A2	0.34%	12/15/2022	89,514	89,571,078
Nissan Auto Receivables Owner Trust 2019-A A3	2.90%	10/16/2023	17,094	17,284,165
Prestige Auto Receivables Trust 2019-1A A3†	2.45%	5/15/2023	3,518	3,521,954
Santander Consumer Auto Receivables Trust 2020-BA A3†	0.46%	8/15/2024	25,276	25,311,472
Santander Consumer Auto Receivables Trust 2021-AA A2†	0.23%	11/15/2023	24,132	24,136,911
Santander Consumer Auto Receivables Trust 2021-AA A3†	0.33%	10/15/2025	26,527	26,528,162
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	15,410	15,489,358
Santander Retail Auto Lease Trust 2021-A B†	0.92%	3/20/2026	24,305	24,336,178
Tesla Auto Lease Trust 2019-A A3†	2.16%	10/20/2022	49,529	50,041,150
Tesla Auto Lease Trust 2020-A A2†	0.55%	5/22/2023	8,475	8,485,820
Tesla Auto Lease Trust 2021-A A3†	0.56%	3/20/2025	40,000	40,099,928
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	21,800	21,936,206
Toyota Auto Receivables Owner Trust 2018-D A3	3.18%	3/15/2023	4,049	4,080,609
Toyota Auto Receivables Owner Trust 2019-A A3	2.91%	7/17/2023	8,186	8,281,411
Toyota Auto Receivables Owner Trust 2020-C A2	0.36%	2/15/2023	17,096	17,103,029
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	84,424	84,450,375
Tricolor Auto Securitization Trust 2021-1A A†	0.74%	4/15/2024	34,839	34,845,020
Volkswagen Auto Lease Trust 2020-A A2	0.27%	4/20/2023	79,834	79,878,133
Volkswagen Auto Lease Trust 2020-A A3	0.39%	1/22/2024	44,001	44,103,844
Volkswagen Auto Loan Enhanced Trust 2018-2 A3	3.25%	4/20/2023	3,917	3,946,209
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%	12/20/2022	4,840	4,843,184

358	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%		2/15/2023	$2,382	$2,387,248
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	47,651	47,759,954
Westlake Automobile Receivables Trust 2021-1A C†	0.95%		3/16/2026	87,800	87,946,644
Westlake Automobile Receivables Trust 2021-2A D†	1.23%		12/15/2026	30,025	30,080,744
World Omni Auto Receivables Trust 2019-B A3	2.59%		7/15/2024	4,183	4,228,103
World Omni Automobile Lease Securitization Trust 2020-B A2	0.32%		9/15/2023	36,218	36,244,313
Total					2,155,439,867

Credit Card 2.54%
American Express Credit Account Master Trust 2017-2 A	0.546% (1 Mo. LIBOR + .45%)	#	9/16/2024	4,415	4,423,651
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	9,000	9,135,614
Barclays Dryrock Issuance Trust 2018-1 A	0.426% (1 Mo. LIBOR + 0.33%)	#	7/15/2024	8,533	8,534,225
Capital One Multi-Asset Execution Trust 2016-A7	0.606% (1 Mo. LIBOR + .51%)	#	9/16/2024	13,141	13,170,402
Capital One Multi-Asset Execution Trust 2019-A1	2.84%		12/15/2024	10,500	10,628,185
Discover Card Execution Note Trust 2018-A5	3.32%		3/15/2024	13,370	13,386,424
Discover Card Execution Note Trust 2019-A1	3.04%		7/15/2024	13,936	14,086,283
First National Master Note Trust 2018-1 A	0.556% (1 Mo. LIBOR + .46%)	#	10/15/2024	32,938	32,953,652
Synchrony Card Funding LLC 2019-A1 A	2.95%		3/15/2025	97,011	98,437,721
Synchrony Card Issuance Trust 2018-A1 A	3.38%		9/15/2024	74,175	74,271,843
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	29,864	29,902,438
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	48,860	49,516,693
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	104,350	106,520,971
Total					464,968,102

See Notes to Schedule of Investments.	359

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others 10.60%
Affirm Asset Securitization Trust 2021-A†	0.88%		8/15/2025	$58,000	$58,139,194
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	2,427	2,451,124
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	9,150	9,276,559
Apidos CLO XXIV 2016-24A A1AL†	1.084% (3 Mo. LIBOR + 0.95%)	#	10/20/2030	60,000	60,031,830
Apidos CLO XXXI 2019-31A A1R†	1.229% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	30,000	30,028,008
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	6/15/2028	26,901	26,942,347
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2037	14,350	14,363,538
Atrium IX-9A AR2†	1.111% (3 Mo. LIBOR + .99%)	#	5/28/2030	40,630	40,661,657
Avery Point VI CLO Ltd. 2015-6A AR2†	1.021% (3 Mo. LIBOR + .90%)	#	8/5/2027	17,461	17,447,998
Bain Capital Credit CLO Ltd. 2016-2A ARR†	1.096% (3 Mo. LIBOR + .97%)	#	1/15/2029	46,837	46,806,340
Barings CLO Ltd. 2019-3A A1R†	1.204% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	38,370	38,360,407
BDS Ltd. 2020-FL5 A†	1.315% (1 Mo. SOFR + 1.26%)	#	2/16/2037	10,830	10,841,825
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.114% (3 Mo. LIBOR + .98%)	#	7/20/2029	60,000	60,008,640
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	Zero Coupon	#(a)	7/20/2031	26,090	26,090,052
Cedar Funding XI Clo Ltd. 2019-11A A1R†	1.171% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	36,290	36,271,097
CIFC Funding Ltd. 2021-4A A†	1.144% (3 Mo. LIBOR + 1.05%)	#	7/15/2033	24,750	24,744,619
Dell Equipment Finance Trust 2020-2 A2†	0.47%		10/24/2022	26,535	26,565,960
Dell Equipment Finance Trust 2020-2 A3†	0.57%		10/23/2023	49,519	49,718,284
Encina Equipment Finance LLC 2021-1A A1†	0.50%		9/15/2025	29,532	29,538,718
Encina Equipment Finance LLC 2021-1A A2†	0.74%		12/15/2026	23,365	23,380,827
Flatiron Clo 17 Ltd. Flat 2017 1A AR†	1.136% (3 Mo. LIBOR + .98%)	#	5/15/2030	17,000	17,008,493

360	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Freed ABS Trust 2020-1CP 2021-1CP A†	0.66%		3/20/2028	$10,775	$10,783,605
FS RIALTO 2021-FL2 A†	1.316% (1 Mo. LIBOR + 1.22%)	#	4/16/2028	18,000	18,029,092
Galaxy CLO Ltd. 2017-23 AR†	0.995% (3 Mo. LIBOR + 0.87%)	#	4/24/2029	57,512	57,548,912
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.075% (3 Mo. LIBOR + .95%)	#	7/24/2030	50,000	49,991,435
HGI CRE CLO Ltd. 2021-FL1 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	6/16/2036	21,570	21,588,369
HGI CRE CLO Ltd. 2021-FL1 AS†	1.496% (1 Mo. LIBOR + 1.40%)	#	6/16/2036	6,177	6,195,920
HGI CRE CLO Ltd. 2021-FL1 B†	1.696% (1 Mo. LIBOR + 1.60%)	#	6/16/2036	6,990	7,011,436
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	3,503	3,510,273
HPEFS Equipment Trust 2020-2A A2†	0.65%		7/22/2030	23,709	23,731,246
KAYNE CLO 2018-1AR†	1.106% (3 Mo. LIBOR + 0.98%)	#	7/15/2031	28,370	28,427,183
KKR CLO Ltd. 18 A†	1.404% (3 Mo. LIBOR + 1.27%)	#	7/18/2030	7,879	7,887,434
KREF Ltd. 2021-FL2 A†	1.163% (1 Mo. LIBOR + 1.07%)	#	2/15/2039	36,710	36,778,556
LFT CRE Ltd. 2021-FL1 A†	1.266% (1 Mo. LIBOR + 1.17%)	#	6/15/2039	53,040	53,271,254
LFT CRE Ltd. 2021-FL1 B†	1.846% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	41,120	41,189,904
LMREC LLC 2021-CRE4 A†	1.188% (1 Mo. LIBOR + 1.05%)	#	4/22/2037	38,000	38,055,480
Madison Park Funding Ltd. 2015-17A AR2†	1.134% (3 Mo. LIBOR + 1.00%)	#	7/21/2030	40,000	40,059,576
Madison Park Funding X Ltd. 2012-10A AR3†	1.144% (3 Mo. LIBOR + 1.01%)	#	1/20/2029	66,993	67,009,262
Madison Park Funding XI Ltd. 2013-11A AR2†	1.038% (3 Mo. LIBOR + .90%)	#	7/23/2029	60,000	60,024,786
Madison Park Funding XXXV Ltd. 2019-35A A1R†	1.124% (3 Mo. LIBOR + .99%)	#	4/20/2032	49,080	49,090,307
Marlette Funding Trust 2021-1A A†	0.60%		6/16/2031	16,186	16,201,114
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	9,175	9,205,914
Marlette Funding Trust 2021-2A B†	1.06%		9/15/2031	12,340	12,372,380
MF1 Ltd. 2021-FL6 A†	1.196% (1 Mo. LIBOR + 1.10%)	#	7/16/2036	90,860	91,073,830

See Notes to Schedule of Investments.	361

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.134% (3 Mo. LIBOR + 1.00%)	#	3/17/2030	$68,340	$68,374,074
Octagon Investment Partners 31 LLC 2017-1A AR†	1.184% (3 Mo. LIBOR + 1.05%)	#	7/20/2030	50,000	50,046,885
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.076% (3 Mo. LIBOR + .95%)	#	7/15/2029	60,000	60,003,978
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	63,099	63,283,813
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	24,175	24,300,961
Regatta Funding LP 2013-2A A1R3†	0.976% (3 Mo. LIBOR + .85%)	#	1/15/2029	65,725	65,757,652
SCF Equipment Leasing 2021-1 LLC 2021-1A A2†	0.42%		8/20/2026	141,487	141,558,685
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	5,748	5,777,526
TCI-Flatiron Clo Ltd. 2017-1A AR†	1.084% (3 Mo. LIBOR + .96%)	#	11/18/2030	50,000	49,945,440
Theorem Funding Trust 2021-1A A†	1.21%		12/15/2027	10,000	10,007,080
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,049	1,060,769
Total					1,937,831,648

Student Loans 0.15%
Navient Private Education Refi Loan Trust 2020-EA A†	1.69%		5/15/2069	27,284	27,739,409
Total Asset-Backed Securities (cost $4,600,663,229)					4,599,603,789

CORPORATE BONDS 54.89%

Aerospace/Defense 0.66%
Boeing Co. (The)	1.167%		2/4/2023	39,426	39,458,248
L3Harris Technologies, Inc.	0.878% (3 Mo. LIBOR + .75%)	#	3/10/2023	81,249	81,790,274
Total					121,248,522

Agriculture 0.53%
BAT Capital Corp.	1.005% (3 Mo. LIBOR + .88%)	#	8/15/2022	80,408	80,899,898
Imperial Brands Finance plc (United Kingdom)†(b)	3.50%		2/11/2023	16,229	16,754,908
Total					97,654,806

362	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Apparel 0.18%
Tapestry, Inc.	3.00%		7/15/2022	$32,902	$33,589,456

Auto Manufacturers 6.26%
American Honda Finance Corp.	0.686% (3 Mo. LIBOR + .54%)	#	6/27/2022	68,107	68,384,978
BMW Finance NV (Netherlands)†(b)	0.913% (3 Mo. LIBOR + .79%)	#	8/12/2022	45,212	45,535,459
BMW US Capital LLC†	0.663% (3 Mo. LIBOR + .53%)	#	4/14/2022	48,220	48,366,293
BMW US Capital LLC†	0.778% (3 Mo. LIBOR + .64%)	#	4/6/2022	9,101	9,129,503
Daimler Finance North America LLC†	0.791% (3 Mo. LIBOR + .67%)	#	11/5/2021	98,305	98,424,678
Daimler Finance North America LLC†	1.011% (3 Mo. LIBOR + .88%)	#	2/22/2022	16,045	16,108,321
Daimler Finance North America LLC†	1.025% (3 Mo. LIBOR + .90%)	#	2/15/2022	67,089	67,364,113
Daimler Finance North America LLC†	2.85%		1/6/2022	5,870	5,923,025
Daimler Finance North America LLC†	3.40%		2/22/2022	18,181	18,453,560
Ford Motor Credit Co., LLC	0.999% (3 Mo. LIBOR + .88%)	#	10/12/2021	32,743	32,744,175
General Motors Co.	4.875%		10/2/2023	54,469	59,105,664
General Motors Co.	5.40%		10/2/2023	35,030	38,307,616
General Motors Financial Co., Inc.	1.135% (3 Mo. LIBOR + .99%)	#	1/5/2023	2,989	3,018,591
General Motors Financial Co., Inc.	1.457% (3 Mo. LIBOR + 1.31%)	#	6/30/2022	15,191	15,320,124
General Motors Financial Co., Inc.	1.683% (3 Mo. LIBOR + 1.55%)	#	1/14/2022	9,237	9,283,395
General Motors Financial Co., Inc.	3.70%		5/9/2023	13,587	14,205,922
General Motors Financial Co., Inc.	4.20%		11/6/2021	28,698	28,899,604
General Motors Financial Co., Inc.	4.375%		9/25/2021	10,836	10,863,893
General Motors Financial Co., Inc.	5.10%		1/17/2024	36,347	39,798,617
General Motors Financial Co., Inc.	5.20%		3/20/2023	39,711	42,419,884
Hyundai Capital America†	0.80%		4/3/2023	10,481	10,495,149
Hyundai Capital America†	0.80%		1/8/2024	94,726	94,414,499
Hyundai Capital America†	0.875%		6/14/2024	41,173	41,034,413
Hyundai Capital America†	1.25%		9/18/2023	15,532	15,680,967
Hyundai Capital America†	2.375%		2/10/2023	34,468	35,298,627
Hyundai Capital America†	3.25%		9/20/2022	18,805	19,333,083

See Notes to Schedule of Investments.	363

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	3.40%		6/20/2024	$13,639	$14,495,135
Hyundai Capital America†	5.75%		4/6/2023	13,629	14,701,775
Stellantis N.V. (Netherlands)(b)	5.25%		4/15/2023	48,582	51,962,821
Toyota Motor Credit Corp.	1.15%		5/26/2022	91,057	91,750,245
Volkswagen Group of America Finance LLC†	0.75%		11/23/2022	34,858	34,977,469
Volkswagen Group of America Finance LLC†	0.994% (3 Mo. LIBOR + .86%)	#	9/24/2021	34,299	34,313,736
Volkswagen Group of America Finance LLC†	1.063% (3 Mo. LIBOR + .94%)	#	11/12/2021	3,115	3,120,687
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	10,339	10,518,492
Total					1,143,754,513

Banks 31.03%
ABN AMRO Bank NV (Netherlands)(b)	6.25%		4/27/2022	4,534	4,699,867
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	77,826	84,083,242
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	0.621% (3 Mo. LIBOR + .49%)	#	11/21/2022	30,679	30,847,417
Banco BBVA Peru SA (Peru)(b)	5.00%		8/26/2022	1,602	1,663,733
Bank of America Corp.	1.314% (3 Mo. LIBOR + 1.18%)	#	10/21/2022	20,602	20,636,298
Bank of America Corp.	3.124% (3 Mo. LIBOR + 1.16%)	#	1/20/2023	4,944	4,996,741
Bank of America Corp.	3.30%		1/11/2023	29,143	30,356,841
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	39,191	42,273,525
Bank of Montreal (Canada)(b)	0.528% (3 Mo. LIBOR + .40%)	#	9/10/2021	45,316	45,320,749
Bank of Montreal (Canada)(b)	0.726% (SOFR + .68%)	#	3/10/2023	107,269	108,196,062
Bank of Nova Scotia (The) (Canada)(b)	0.598% (SOFR + .55%)	#	9/15/2023	67,842	68,317,393
Barclays Bank plc (United Kingdom)(b)	1.70%		5/12/2022	25,762	25,999,880
Barclays plc (United Kingdom)(b)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	36,454	38,722,016
Barclays plc (United Kingdom)(b)	1.744% (3 Mo. LIBOR + 1.63%)	#	1/10/2023	4,955	4,981,585
Barclays plc (United Kingdom)(b)	3.684%		1/10/2023	26,347	26,657,636
Barclays plc (United Kingdom)(b)	4.61% (3 Mo. LIBOR + 1.40%)	#	2/15/2023	98,625	100,508,001
BBVA Bancomer SA†	4.375%		4/10/2024	5,535	6,004,091

364	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
BPCE SA (France)†(b)	1.359% (3 Mo. LIBOR + 1.24%)	#	9/12/2023	$18,134	$18,503,203
Canadian Imperial Bank of Commerce (Canada)(b)	0.85% (SOFR + .80%)	#	3/17/2023	137,844	139,214,978
Capital One NA	1.279% (3 Mo. LIBOR + 1.15%)	#	1/30/2023	1,730	1,737,478
Capital One NA	2.15%		9/6/2022	5,493	5,587,508
CIT Group, Inc.	3.929% (SOFR + 3.83%)	#	6/19/2024	9,200	9,660,000
CIT Group, Inc.	4.75%		2/16/2024	29,916	32,309,280
CIT Group, Inc.	5.00%		8/1/2023	7,600	8,198,500
Citigroup, Inc.	0.819% (3 Mo. LIBOR + 0.69%)	#	10/27/2022	6,182	6,223,763
Citigroup, Inc.	0.92% (SOFR + .87%)	#	11/4/2022	30,236	30,284,341
Citigroup, Inc.	1.085% (3 Mo. LIBOR + 0.96%)	#	4/25/2022	46,057	46,302,228
Citigroup, Inc.	1.198% (3 Mo. LIBOR + 1.07%)	#	12/8/2021	20,970	21,007,541
Citigroup, Inc.	1.55% (3 Mo. LIBOR + 1.43%)	#	9/1/2023	2,992	3,028,304
Citigroup, Inc.	2.312% (SOFR + .87%)	#	11/4/2022	19,438	19,505,008
Citigroup, Inc.	2.70%		10/27/2022	6,024	6,183,350
Citigroup, Inc.	3.142% (3 Mo. LIBOR + .72%)	#	1/24/2023	26,258	26,547,691
Citizens Bank NA/Providence RI	0.845% (3 Mo. LIBOR + 0.72%)	#	2/14/2022	31,773	31,852,544
Citizens Bank NA/Providence RI	0.932% (3 Mo. LIBOR + 0.81%)	#	5/26/2022	2,778	2,793,859
Citizens Bank NA/Providence RI	1.096% (3 Mo. LIBOR + 0.95%)	#	3/29/2023	14,500	14,665,711
Cooperatieve Rabobank UA (Netherlands)(b)	4.625%		12/1/2023	4,425	4,817,085
Credit Suisse AG	0.50% (SOFR + .45%)	#	2/4/2022	5,092	5,100,178
Credit Suisse AG	2.80%		4/8/2022	35,048	35,607,478
Credit Suisse Group AG (Switzerland)†(b)	2.997% (3 Mo. LIBOR + 1.20%)	#	12/14/2023	20,157	20,751,648
Credit Suisse Group AG (Switzerland)†(b)	3.574%		1/9/2023	28,342	28,652,342
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 Mo. LIBOR + 1.24%)	#	6/12/2024	23,000	24,373,927
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr Treasury CMT + 1.03%)	#	12/8/2023	31,766	31,937,375

See Notes to Schedule of Investments.	365

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(b)	1.179% (3 Mo. LIBOR + 1.06%)	#	9/12/2023	$2,800	$2,831,520
Danske Bank A/S (Denmark)†(b)	1.226%		6/22/2024	11,630	11,754,906
Danske Bank A/S (Denmark)†(b)	3.001% (3 Mo. LIBOR + 1.25%)	#	9/20/2022	79,840	79,936,544
Danske Bank A/S (Denmark)†(b)	5.00%		1/12/2022	86,990	88,371,893
Danske Bank A/S (Denmark)†(b)	5.00% (1 Yr Treasury CMT + 1.73%)	#	1/12/2023	2,840	2,884,225
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	67,633	74,593,633
DNB Bank ASA (Norway)†(b)	0.74% (3 Mo. LIBOR + .62%)	#	12/2/2022	45,058	45,366,545
Fifth Third Bank NA	0.766% (3 Mo. LIBOR + .64%)	#	2/1/2022	1,505	1,508,999
First Abu Dhabi Bank PJSC (United Arab Emirates)(b)	1.076% (3 Mo. LIBOR + .95%)	#	4/16/2022	18,310	18,378,663
Goldman Sachs Group, Inc. (The)	0.481%		1/27/2023	72,132	72,152,447
Goldman Sachs Group, Inc. (The)	0.59% (SOFR + .54%)	#	11/17/2023	53,778	53,918,252
Goldman Sachs Group, Inc. (The)	0.673% (SOFR + .58%)	#	3/8/2024	37,783	37,857,281
Goldman Sachs Group, Inc. (The)	0.881% (3 Mo. LIBOR + .75%)	#	2/23/2023	133,230	134,329,442
Goldman Sachs Group, Inc. (The)	0.909% (3 Mo. LIBOR + .78%)	#	10/31/2022	204,365	204,589,141
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR +.82%)	#	10/31/2022	82,039	82,371,307
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	25,337	25,891,709
HSBC Holdings plc (United Kingdom)(b)	0.732% (SOFR + .53%)	#	8/17/2024	8,966	8,985,587
ING Groep NV (Netherlands)(b)	1.296% (3 Mo. LIBOR + 1.15%)	#	3/29/2022	55,235	55,511,611
Intesa Sanpaolo SpA (Italy)†(b)	3.125%		7/14/2022	15,951	16,317,841
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023	19,803	20,547,644
Intesa Sanpaolo SpA (Italy)(b)	5.25%		1/12/2024	33,000	36,293,844
JPMorgan Chase & Co.	1.025% (3 Mo. LIBOR + .90%)	#	4/25/2023	1,332	1,339,053
JPMorgan Chase & Co.	1.126% (3 Mo. LIBOR + 1.00%)	#	1/15/2023	28,100	28,211,767
JPMorgan Chase & Co.	1.355% (3 Mo. LIBOR + 1.23%)	#	10/24/2023	31,990	32,415,163

366	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
JPMorgan Chase & Co.	2.776% (3 Mo. LIBOR + .94%)	#	4/25/2023	$48,566	$49,343,898
KeyBank NA	0.786% (3 Mo. LIBOR + .66%)	#	2/1/2022	61,863	62,035,150
KeyBank NA	0.941% (3 Mo. LIBOR + .81%)	#	11/22/2021	4,428	4,435,916
Macquarie Bank Ltd. (Australia)†(b)	0.441%		12/16/2022	96,940	97,087,973
Macquarie Bank Ltd. (Australia)†(b)	0.578% (3 Mo. LIBOR + .45%)	#	11/24/2021	90,256	90,355,046
Macquarie Group Ltd. (Australia)†(b)	1.141% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	26,123	26,371,299
Macquarie Group Ltd. (Australia)†(b)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	16,446	17,336,602
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	2.623%		7/18/2022	84,765	86,536,923
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	3.218%		3/7/2022	12,059	12,244,549
Morgan Stanley	0.529% (SOFR + .46%)	#	1/25/2024	94,617	94,691,518
Morgan Stanley	0.75% (SOFR + .70%)	#	1/20/2023	288,988	289,694,003
Morgan Stanley	1.525% (3 Mo. LIBOR + 1.40%)	#	10/24/2023	22,625	22,953,317
Morgan Stanley	4.875%		11/1/2022	17,185	18,069,318
MUFG Union Bank NA	0.731% (3 Mo. LIBOR + .60%)	#	3/7/2022	46,286	46,399,471
National Australia Bank Ltd. (Australia)†(b)	0.529% (3 Mo. LIBOR + .41%)	#	12/13/2022	71,318	71,713,030
National Australia Bank Ltd. (Australia)†(b)	0.715% (3 Mo. LIBOR + .58%)	#	9/20/2021	4,611	4,611,773
National Bank of Canada (Canada)†(b)	2.15%		10/7/2022	8,695	8,870,436
Natwest Group Plc (United Kingdom)(b)	1.595% (3 Mo. LIBOR + 1.47%)	#	5/15/2023	52,890	53,352,018
Natwest Group Plc (United Kingdom)(b)	3.498% (3 Mo. LIBOR + 1.48%)	#	5/15/2023	92,963	94,946,067
Natwest Group Plc (United Kingdom)(b)	3.875%		9/12/2023	96,394	102,636,805
Natwest Group plc (United Kingdom)(b)	5.125%		5/28/2024	33,410	37,012,225
NatWest Markets plc (United Kingdom)†(b)	0.58% (SOFR + .53%)	#	8/12/2024	22,842	22,932,047
NongHyup Bank (Korea)†(b)	0.875%		7/28/2024	19,800	19,868,783
Nordea Bank Abp (Finland)†(b)	4.25%		9/21/2022	51,819	53,914,904

See Notes to Schedule of Investments.	367

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
PNC Bank NA	0.453% (3 Mo. LIBOR + .33%)	#	2/24/2023	$90,201	$90,333,150
PNC Bank NA	0.553% (3 Mo. LIBOR + .43%)	#	12/9/2022	67,643	67,675,847
Royal Bank of Canada (Canada)(b)	0.494% (3 Mo. LIBOR + .36%)	#	1/17/2023	95,792	96,242,083
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	80,471	83,372,736
Skandinaviska Enskilda Banken AB (Sweden)†(b)	0.764% (3 Mo. LIBOR + .65%)	#	12/12/2022	56,713	57,142,600
Standard Chartered plc (United Kingdom)†(b)	1.284% (3 Mo. LIBOR + 1.15%)	#	1/20/2023	63,599	63,852,377
Standard Chartered plc (United Kingdom)†(b)	1.30% (SOFR + 1.25%)	#	10/14/2023	32,098	32,419,158
Standard Chartered plc (United Kingdom)†(b)	1.319% (1 Yr Treasury CMT + 1.17%)	#	10/14/2023	41,828	42,154,537
Standard Chartered plc (United Kingdom)†(b)	1.328% (3 Mo. LIBOR + 1.20%)	#	9/10/2022	55,965	55,977,878
Standard Chartered plc (United Kingdom)†(b)	3.885% (3 Mo. LIBOR + 1.08%)	#	3/15/2024	20,000	20,948,209
Standard Chartered plc (United Kingdom)†(b)	3.95%		1/11/2023	40,715	42,294,691
Standard Chartered plc (United Kingdom)†(b)	4.247% (3 Mo. LIBOR + 1.15%)	#	1/20/2023	62,306	63,212,465
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	30,000	32,763,604
Standard Chartered plc (United Kingdom)(b)	5.70%		1/25/2022	24,462	24,942,898
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	0.899% (3 Mo. LIBOR + .78%)	#	7/12/2022	17,448	17,543,236
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	2.784%		7/12/2022	45,752	46,760,202

368	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	2.846%		1/11/2022	$21,765	$21,972,798
Swedbank AB (Sweden)†(b)	2.80%		3/14/2022	46,374	47,018,250
Synovus Bank/Columbus G	2.289% (SOFR + 0.95%)	#	2/10/2023	24,678	24,826,127
Toronto-Dominion Bank (The) (Canada)(b)	0.65% (3 Mo. LIBOR + .53%)	#	12/1/2022	59,538	59,932,752
Truist Bank	0.714% (3 Mo. LIBOR + 0.59%)	#	5/17/2022	56,695	56,904,057
Truist Bank	0.776% (SOFR + .73%)	#	3/9/2023	22,403	22,565,270
UBS AG	7.625%		8/17/2022	158,927	169,173,216
UBS AG (Switzerland)(b)	5.125%		5/15/2024	21,698	23,865,023
UBS AG (United Kingdom)†(b)	1.75%		4/21/2022	82,793	83,530,696
UBS Group AG (Switzerland)†(b)	1.075% (3 Mo. LIBOR + .95%)	#	8/15/2023	8,123	8,192,035
UBS Group AG (Switzerland)†(b)	1.656% (3 Mo. LIBOR + 1.53%)	#	2/1/2022	36,422	36,638,189
UBS Group Funding Switzerland AG (Switzerland)†(b)	2.65%		2/1/2022	45,651	46,118,111
UniCredit SpA (Italy)†(b)	6.572%		1/14/2022	16,724	17,079,963
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	69,639	80,258,112
US Bank NA/Cincinnati OH	0.523% (3 Mo. LIBOR + .40%)	#	12/9/2022	90,307	90,746,492
Wells Fargo & Co.	1.235% (3 Mo. LIBOR + 1.11%)	#	1/24/2023	19,862	19,948,132
Wells Fargo & Co.	2.625%		7/22/2022	64,642	66,030,974
Wells Fargo & Co.	3.50%		3/8/2022	40,517	41,209,455
Wells Fargo Bank NA	0.783% (3 Mo. LIBOR + .66%)	#	9/9/2022	132,077	132,217,945
Westpac Banking Corp. (Australia)(b)	0.519% (3 Mo. LIBOR + .39%)	#	1/13/2023	41,123	41,351,589
Total					5,670,097,342

Beverages 0.16%
Diageo Investment Corp.	8.00%		9/15/2022	26,863	29,028,955

Biotechnology 0.22%
Gilead Sciences, Inc.	0.666% (3 Mo. LIBOR + .52%)	#	9/29/2023	40,477	40,491,300

See Notes to Schedule of Investments.	369

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.45%
International Flavors & Fragrances, Inc.†	0.697%		9/15/2022	$9,654	$9,682,266
LYB International Finance III LLC	1.145% (3 Mo. LIBOR + 1.00%)	#	10/1/2023	72,415	72,462,790
Total					82,145,056

Commercial Services 0.20%
IHS Markit Ltd. (United Kingdom)(b)	4.125%		8/1/2023	6,885	7,304,572
IHS Markit Ltd. (United Kingdom)†(b)	5.00%		11/1/2022	21,303	22,154,055
Triton Container International Ltd.†	0.80%		8/1/2023	7,430	7,428,764
Total					36,887,391

Computers 0.55%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	93,716	101,035,653

Diversified Financial Services 4.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%		9/15/2023	24,000	25,616,525
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	45,000	48,864,528
Air Lease Corp.	3.00%		9/15/2023	11,000	11,470,259
Air Lease Corp.	3.75%		2/1/2022	48,029	48,423,989
Aircastle Ltd.	4.40%		9/25/2023	8,000	8,537,548
Ally Financial, Inc.	4.125%		2/13/2022	5,764	5,860,436
Ally Financial, Inc.	4.625%		5/19/2022	20,584	21,178,620
American Express Co.	0.721% (3 Mo. LIBOR + .60%)	#	11/5/2021	70,973	71,009,947
American Express Co.	0.751% (3 Mo. LIBOR + .62%)	#	5/20/2022	44,541	44,701,070
American Express Co.	0.774% (3 Mo. LIBOR + .65%)	#	2/27/2023	5,961	6,008,949
American Express Co.	2.50%		8/1/2022	76,365	77,813,173
American Express Co.	2.75%		5/20/2022	70,377	71,506,803
Aviation Capital Group LLC†	3.875%		5/1/2023	8,003	8,374,141
Aviation Capital Group LLC†	4.375%		1/30/2024	3,412	3,660,035
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	9,147	9,761,906
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	21,534	23,223,736
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	36,108	39,617,217
Capital One Financial Corp.	1.073% (3 Mo. LIBOR + .95%)	#	3/9/2022	16,296	16,359,320
Citigroup Global Markets Holdings Inc.	0.75%		6/7/2024	19,291	19,227,764

370	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	0.769% (3 Mo. LIBOR + .65%)	#	6/15/2023	$108,204	$108,295,703
Intercontinental Exchange, Inc.	2.35%		9/15/2022	19,142	19,499,927
Nasdaq, Inc.	0.445%		12/21/2022	21,504	21,507,610
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	4,092	4,295,655
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	22,918	25,159,709
Total					739,974,570

Electric 1.55%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(b)	3.625%		1/12/2023	5,690	5,938,903
American Electric Power Co., Inc.	0.606% (3 Mo. LIBOR + .48%)	#	11/1/2023	26,874	26,888,757
CenterPoint Energy, Inc.	0.70% (SOFR + .65%)	#	5/13/2024	26,348	26,389,243
Dominion Energy, Inc.	0.649% (3 Mo. LIBOR + .53%)	#	9/15/2023	31,659	31,679,597
DTE Energy Co.	0.55%		11/1/2022	67,590	67,777,531
Duke Energy Progress LLC	0.305% (3 Mo. LIBOR + .18%)	#	2/18/2022	36,540	36,540,818
Exelon Corp.	3.497%		6/1/2022	3,695	3,771,493
Metropolitan Edison Co.†	3.50%		3/15/2023	2,000	2,072,812
NextEra Energy Capital Holdings, Inc.	0.59% (SOFR + .54%)	#	3/1/2023	17,877	17,943,345
OGE Energy Corp.	0.703%		5/26/2023	5,434	5,437,510
Pacific Gas and Electric Co.	1.367%		3/10/2023	21,677	21,620,504
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(b)	3.473%		4/8/2023	29,645	30,940,694
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(b)	4.00%		4/8/2024	5,106	5,516,706
Total					282,517,913

Electronics 0.12%
Honeywell International, Inc.	0.495% (3 Mo. LIBOR + .37%)	#	8/8/2022	21,630	21,714,120

Food 0.20%
Mondelez International, Inc.	0.625%		7/1/2022	36,433	36,543,447

See Notes to Schedule of Investments.	371

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas 0.38%
Atmos Energy Corp.	0.503% (3 Mo. LIBOR + .38%)	#	3/9/2023	$27,228	$27,215,286
British Transco International Finance BV (Netherlands)(b)	Zero Coupon		11/4/2021	17,990	17,985,183
ONE Gas, Inc.	0.735% (3 Mo. LIBOR + .61%)	#	3/11/2023	24,734	24,737,407
Total					69,937,876

Health Care-Services 0.07%
Humana, Inc.	0.65%		8/3/2023	12,048	12,057,776

Home Builders 0.75%
Lennar Corp.	4.125%		1/15/2022	5,000	5,027,750
Lennar Corp.	4.50%		4/30/2024	32,628	35,492,086
Lennar Corp.	4.75%		11/15/2022	25,208	26,184,810
Lennar Corp.	5.375%		10/1/2022	16,807	17,701,872
Lennar Corp.	5.875%		11/15/2024	32,309	36,468,784
NVR, Inc.	3.95%		9/15/2022	15,097	15,508,589
Total					136,383,891

Household Products/Wares 0.28%
Reckitt Benckiser Treasury Services plc (United Kingdom)†(b)	0.694% (3 Mo. LIBOR + .56%)	#	6/24/2022	51,458	51,672,502

Insurance 1.30%
Brighthouse Financial Global Funding†	0.81% (SOFR + .76%)	#	4/12/2024	19,741	19,894,903
Jackson National Life Global Funding†	0.876% (3 Mo. LIBOR + .73%)	#	6/27/2022	13,794	13,874,620
Met Tower Global Funding†	0.55%		7/13/2022	95,604	95,922,865
Metropolitan Life Global Funding I†	0.62% (SOFR + .57%)	#	1/13/2023	70,611	71,033,287
New York Life Global Funding†	0.559% (3 Mo. LIBOR + .44%)	#	7/12/2022	36,246	36,377,043
Total					237,102,718

Internet 0.13%
TD Ameritrade Holding Corp.	0.556% (3 Mo. LIBOR + .43%)	#	11/1/2021	23,136	23,141,619

Investment Companies 0.03%
MDGH - GMTN BV (Netherlands)†(b)	5.50%		3/1/2022	5,515	5,657,701

372	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery-Diversified 0.36%
John Deere Capital Corp.	0.609% (3 Mo. LIBOR + .49%)	#	6/13/2022	$22,613	$22,703,259
Otis Worldwide Corp.	0.595% (3 Mo. LIBOR + .45%)	#	4/5/2023	43,807	43,822,748
Total					66,526,007

Machinery: Construction & Mining 0.40%
Caterpillar Financial Services Corp.	0.323% (3 Mo. LIBOR + .20%)	#	11/12/2021	49,698	49,704,187
Caterpillar Financial Services Corp.	0.358% (3 Mo. LIBOR + .22%)	#	1/6/2022	22,762	22,784,584
Total					72,488,771

Media 0.15%
Charter Communications Operating LLC/Charter Communications Operating Capital	1.776% (3 Mo. LIBOR + 1.65%)	#	2/1/2024	27,078	27,826,278

Mining 0.79%
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%		10/25/2022	19,435	20,262,445
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%		11/15/2021	4,930	4,979,399
Glencore Funding LLC†	4.125%		5/30/2023	18,458	19,538,347
Glencore Funding LLC†	4.125%		3/12/2024	42,858	46,103,168
Glencore Funding LLC†	4.625%		4/29/2024	47,656	52,209,597
Indonesia Asahan Aluminium Persero PT (Indonesia)(b)	5.71%		11/15/2023	2,000	2,197,900
Total					145,290,856

Oil & Gas 0.77%
BP Capital Markets plc (United Kingdom)(b)	2.50%		11/6/2022	21,671	22,236,014
Diamondback Energy, Inc.	0.90%		3/24/2023	16,572	16,572,262
Harvest Operations Corp. (Canada)†(b)	1.00%		4/26/2024	8,000	8,006,548
PT Pertamina Persero (Indonesia)†(b)	4.875%		5/3/2022	16,000	16,479,440
SA Global Sukuk Ltd.†	0.946%		6/17/2024	11,100	11,063,259
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	2.875%		4/16/2024	63,023	66,082,704
Total					140,440,227

See Notes to Schedule of Investments.	373

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 2.13%
AbbVie, Inc.	0.587% (3 Mo. LIBOR + 0.46%)	#	11/19/2021	$93,719	$93,803,312
AbbVie, Inc.	0.781% (3 Mo. LIBOR + .65%)	#	11/21/2022	74,727	75,267,172
AbbVie, Inc.	3.45%		3/15/2022	84,373	85,363,859
AstraZeneca plc (United Kingdom)(b)	0.748% (3 Mo. LIBOR + .62%)	#	6/10/2022	9,023	9,064,731
AstraZeneca plc (United Kingdom)(b)	0.789% (3 Mo. LIBOR + .67%)	#	8/17/2023	7,157	7,228,787
AstraZeneca plc (United Kingdom)(b)	2.375%		6/12/2022	8,677	8,808,414
Bayer US Finance II LLC†	1.129% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	11,568	11,745,932
Becton Dickinson & Co.	1.161% (3 Mo. LIBOR + 1.03%)	#	6/6/2022	53,604	53,974,563
Cigna Corp.	1.016% (3 Mo. LIBOR + 0.89%)	#	7/15/2023	30,112	30,529,180
Upjohn, Inc.†	1.125%		6/22/2022	13,655	13,732,033
Total					389,517,983

Retail 0.43%
7-Eleven, Inc.†	0.578% (3 Mo. LIBOR + .45%)	#	8/10/2022	35,741	35,752,631
McDonald’s Corp.	0.562% (3 Mo. LIBOR + .43%)	#	10/28/2021	41,920	41,947,339
Total					77,699,970

Savings & Loans 0.11%
Nationwide Building Society (United Kingdom)†(b)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	19,292	20,177,719

Semiconductors 0.11%
NXP BV/NXP Funding LLC (Netherlands)†(b)	3.875%		9/1/2022	9,999	10,321,384
Skyworks Solutions, Inc.	0.90%		6/1/2023	10,000	10,027,373
Total					20,348,757

Shipbuilding 0.07%
Huntington Ingalls Industries, Inc.†	0.67%		8/16/2023	12,168	12,176,732

Software 0.11%
Roper Technologies, Inc.	0.45%		8/15/2022	9,136	9,153,676
VMware, Inc.	1.00%		8/15/2024	11,327	11,377,026
Total					20,530,702

374	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.24%
AT&T, Inc.	0.69% (SOFR + .64%)	#	3/25/2024	$26,988	$27,049,510
Ooredoo International Finance Ltd.†	3.25%		2/21/2023	15,894	16,516,282
Total					43,565,792

Trucking & Leasing 0.12%
GATX Corp.	0.841% (3 Mo. LIBOR + .72%)	#	11/5/2021	21,234	21,254,421
Total Corporate Bonds (cost $10,002,203,793)					10,030,481,342

FLOATING RATE LOANS(c) 2.89%

Aerospace/Defense 0.89%
Boeing Company The Delayed Draw Term Loan	1.369% (3 Mo. LIBOR + 1.25%)		2/7/2022	162,042	162,001,103

Business Services 0.32%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.374% (3 Mo. LIBOR + 1.25%)		1/17/2023	58,398	58,361,755	(d)

Computer Hardware 0.03%
Dell International LLC Term Loan A6	1.84% (1 Mo. LIBOR + 1.75%)		3/13/2024	5,993	6,002,997

Financial Services 0.75%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	1.897% (3 Mo. LIBOR + 1.75%)		10/6/2023	137,069	136,973,323

Oil 0.22%
Hess Corporation Term Loan	2.59% (1 Mo. LIBOR + 2.50%)		3/16/2023	21,682	21,628,168	(d)
Phillips 66 Partners LP Delayed Draw Term Loan(e)	–	(f)	11/20/2023	19,268	19,159,807	(d)
Total					40,787,975

Technology 0.43%
Comcast Hulu Holdings, LLC Term Loan A	0.96% (1 Mo. LIBOR + 0.88%)		3/15/2024	80,000	79,600,000	(d)

Telecommunications 0.25%
AT&T Inc. 2021 Delayed Draw Term Loan	1.088% (1 Mo. LIBOR + 1.00%)		1/28/2022	45,000	45,056,250	(d)
Total Floating Rate Loans (cost $529,010,831)					528,783,403

See Notes to Schedule of Investments.	375

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.95%

Bermuda 0.01%
Bermuda Government International Bond	4.854%		2/6/2024	$1,382	$1,516,614

Indonesia 0.12%
Republic of Indonesia(b)	4.45%		2/11/2024	19,690	21,507,395

Kuwait 0.03%
Kuwait International Government Bond†(b)	2.75%		3/20/2022	6,750	6,841,165

Peru 0.03%
Fondo MIVIVIENDA SA†(b)	3.50%		1/31/2023	5,616	5,791,725

Saudi Arabia 0.76%
Saudi Government International Bond†(b)	2.375%		10/26/2021	138,000	138,472,788
Total Foreign Government Obligations (cost $173,865,285)					174,129,687

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.17%
Angel Oak Mortgage Trust 2021-3†	1.068%	#(g)	5/25/2066	23,847	23,911,483
BBCMS Mortgage Trust 2017-DELC A†	0.946% (1 Mo. LIBOR + .85%)	#	8/15/2036	10,660	10,671,356
BFLD 2019-DPLO A†	1.186% (1 Mo. LIBOR + 1.09%)	#	10/15/2034	11,780	11,796,831
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(g)	3/25/2060	55,596	55,771,615
BX Commercial Mortgage Trust 2020-VKNG A†	1.026% (1 Mo. LIBOR + .93%)	#	10/15/2037	11,410	11,446,560
BX Commercial Mortgage Trust 2021-VINO A†	0.748% (1 Mo. LIBOR + .65%)	#	5/15/2038	43,630	43,708,983
BXHPP Trust 2021-FILM A†	0.746% (1 Mo. LIBOR + 0.65%)	#	8/15/2036	44,480	44,576,366
BXMT Ltd. 2020-FL2 A†	1.065% (SOFR30A + .90%)	#	2/15/2038	51,270	51,237,459
BXMT Ltd. 2021-FL4 A†	1.146% (1 Mo. LIBOR + 1.05%)	#	5/15/2038	49,175	49,206,964
COLT Funding LLC 2021-2 A1†	0.924%	#(g)	8/25/2066	53,362	53,343,928
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(g)	5/25/2066	54,950	54,768,905
CSMC 2021-NQM4 A1†	1.101%	#(g)	5/25/2066	27,487	27,500,346
DBCG BBG Mortgage Trust 2017-BBG A†	0.796% (1 Mo. LIBOR + .70%)	#	6/15/2034	18,900	18,919,849
Freddie Mac STACR REMIC Trust 2021-DNA3 M1†	0.80% (SOFR30A + .75%)	#	10/25/2033	16,993	17,019,083

376	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2021-DNA5 M1†	0.70% (SOFR30A + .65%)	#	1/25/2034	$11,269	$11,272,651
Freddie Mac STACR REMIC Trust 2021-HQA1 M1†	0.75% (SOFR30A + .70%)	#	8/25/2033	27,720	27,730,744
Freddie Mac STACR REMIC Trust 2021-HQA2 M1†	0.75% (SOFR30A + .70%)	#	12/25/2033	10,125	10,133,677
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M1†	0.85% (SOFR30A + .80%)	#	8/25/2033	33,750	33,794,550
Great Wolf Trust 2019-WOLF A†	1.13% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	14,400	14,425,860
GS Mortgage Securities Corp. Trust 2018-HULA A†	1.016% (1 Mo. LIBOR + .92%)	#	7/15/2025	15,342	15,363,434
GS Mortgage Securities Corp. Trust 2021-RENT A†	0.788% (1 Mo. LIBOR + .70%)	#	11/21/2035	24,750	24,797,277
GS Mortgage Securities Corp. Trust 2021-ROSS A†	1.246% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	40,000	40,109,160
Hilton Orlando Trust 2018-ORL A†	1.016% (1 Mo. LIBOR + .92%)	#	12/15/2034	36,955	36,997,838
KIND Trust 2021-KIND A†	1.05% (1 Mo. LIBOR + 0.95%)	#	8/15/2026	24,750	24,797,886
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.796% (1 Mo. LIBOR + 0.70%)	#	3/15/2038	41,700	41,789,855
MFRA Trust 2021-NQM2 A1†	1.029%	#(g)	11/25/2064	38,012	38,009,036
Mortgage Repurchase Agreement Financing Trust 2021-1 A1†	0.595% (1 Mo. LIBOR + .50%)	#	3/10/2022	40,000	40,043,080
Motel Trust 2021-MTL6 A†(h)	1.00% (1 Mo. LIBOR + .90%)	#	9/15/2038	27,300	27,327,300
OBX Trust 2021-NQM3 A1†	1.054%	#(g)	7/25/2061	60,170	60,263,637
ONE PARK Mortgage Trust 2021-PARK A†	0.796% (1 Mo. LIBOR + .70%)	#	3/15/2036	49,520	49,581,910
PFP 2021-7 Ltd. 2021-7 A†	0.946% (1 Mo. LIBOR + .85%)	#	4/14/2038	104,895	104,702,808
Ready Capital Mortgage Financing LLC 2021-FL5 A†	1.084% (1 Mo. LIBOR + 1.00%)	#	4/25/2038	47,000	47,102,930

See Notes to Schedule of Investments.	377

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
VASA Trust 2021-VASA A†	0.996% (1 Mo. LIBOR + .90%)	#	7/15/2039	$55,250	$55,348,113
Verus Securitization Trust 2021-4 A1†	0.938%	#(g)	7/25/2066	61,612	61,602,082
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	16,870	17,264,832
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	52,704	53,387,002
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,309,299,927)					1,309,725,390

U.S. TREASURY OBLIGATIONS 2.36%
U.S. Treasury Bill (cost $431,354,732)	Zero Coupon		1/27/2022	431,431	431,364,486
Total Long-Term Investments (cost $17,046,397,797)					17,074,088,097

SHORT-TERM INVESTMENTS 6.68%

COMMERCIAL PAPER 6.35%

Automotive 1.13%
General Motors Finance Co., Inc.	0.243%		9/1/2021	26,291	26,291,000
General Motors Finance Co., Inc.	0.244%		9/1/2021	23,709	23,709,000
Volkswagen Group of America Finance LLC	0.53%		11/8/2021	157,025	156,893,178
Total					206,893,178

Banks: Regional 0.11%
HSBC USA, Inc.	0.407%		10/1/2021	20,937	20,930,021

Chemicals 0.86%
Cabot Corp.	0.304%		9/30/2021	20,203	20,198,118
FMC Corp.	0.284%		9/1/2021	72,615	72,615,000
FMC Corp.	0.355%		9/1/2021	21,205	21,205,000
FMC Corp.	0.456%		9/23/2021	21,686	21,680,036
FMC Corp.	0.507%		9/24/2021	22,142	22,134,927
Total					157,833,081

Computer Software 0.19%
Fidelity National Information Services, Inc.	0.162%		9/9/2021	34,442	34,440,775

Electric: Power 0.24%
Enel Finance America LLC	0.458%		2/4/2022	28,327	28,298,957
Hawaiian Electric Industries, Inc.	0.254%		9/2/2021	14,795	14,794,897
Total					43,093,854

378	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.07%
Waste Management, Inc.	0.458%	9/10/2021	$13,200	$13,198,515

Financial Services 0.25%
Intercontinental Exchange, Inc.	0.458%	9/23/2021	44,975	44,962,632

Health Care Services 0.19%
Catholic Health Initiatives	0.507%	9/1/2021	35,206	35,206,000

Natural Gas 0.38%
CenterPoint Energy, Inc.	0.112%	9/1/2021	68,546	68,546,000

Oil 0.41%
Ovintiv, Inc.	0.609%	9/8/2021	74,612	74,603,295

Oil: Crude Producers 0.84%
Energy Transfer Partners LP	0.355%	9/1/2021	153,605	153,605,000

Real Estate Investment Trusts 0.45%
Welltower, Inc.	0.132%	9/1/2021	27,164	27,164,000
Welltower, Inc.	0.132%	9/2/2021	28,115	28,114,898
Welltower, Inc.	0.142%	9/7/2021	26,707	26,706,377
Total				81,985,275

Telecommunications 1.23%
AT&T, Inc.	0.407%	12/14/2021	63,766	63,732,523
AT&T, Inc.	0.407%	12/14/2021	87,972	87,925,815
AT&T, Inc.	0.407%	12/16/2021	73,896	73,856,685
Total				225,515,023
Total Commercial Paper (cost $1,160,619,646)				1,160,812,649

REPURCHASE AGREEMENTS 0.33%
Repurchase Agreement dated 8/31/2021, 0.00% due 9/1/2021 with Fixed Income Clearing Corp. collateralized by $62,353,400 of U.S. Treasury Note at 0.375% due 04/30/2025; value: $62,027,254; proceeds: $60,810,938 (cost $60,810,938)			60,811	60,810,938
Total Short-Term Investments (cost $1,221,430,584)				1,221,623,587
Total Investments in Securities 100.11% (cost $18,267,828,381)				18,295,711,684
Less Unfunded Loan Commitments (0.10)% (cost $19,244,009)				(19,159,807)
Net Investments 100.01% (cost $18,248,584,372)				18,276,551,877
Other Assets and Liabilities – Net (0.01%)				(1,275,359)
Net Assets 100.00%				$18,275,276,518

See Notes to Schedule of Investments.	379

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2021

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
SOFR30A	Secured Over Night Financing Rate 30 day compounded average.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2021, the total value of Rule 144A securities was $7,608,052,272, which represents 41.63% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2021.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(e)	Security partially/fully unfunded.
(f)	Interest rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Securities purchased on a when-issued basis.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$4,599,603,789	$–	$4,599,603,789
Corporate Bonds	–	10,030,481,342	–	10,030,481,342
Floating Rate Loans
Business Services	–	–	58,361,755	58,361,755
Less Unfunded Commitments			(19,159,807)	(19,159,807)
Oil	–	–	40,787,975	40,787,975
Technology	–	–	79,600,000	79,600,000
Telecommunications	–	–	45,056,250	45,056,250
Remaining Industries	–	304,977,423	–	304,977,423
Foreign Government Obligations	–	174,129,687	–	174,129,687
Non-Agency Commercial Mortgage-Backed Securities	–	1,309,725,390	–	1,309,725,390
U.S. Treasury Obligations	–	431,364,486	–	431,364,486
Short-Term Investments
Commercial Paper	–	1,160,812,649	–	1,160,812,649
Repurchase Agreements	–	60,810,938	–	60,810,938
Total	$–	$18,071,905,704	$204,646,173	$18,276,551,877

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

380	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND August 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2020	$–
Accrued Discounts (Premiums)	58,763
Realized Gain (Loss)	(1,807)
Change in Unrealized Appreciation (Depreciation)	(152,053)
Purchases	226,423,643
Sales	(21,682,373)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of August 31, 2021	$204,646,173
Change in unrealized appreciation/ depreciation for the period ended August 31, 2021, related to Level 3 investments held at August 31, 2021	$(152,053)

See Notes to Schedule of Investments.	381

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Notes to Schedule of Investments (unaudited)(continued)

Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s, state and local tax return may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
High Yield Fund	$8,096,000	$8,625,000

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund and Short Duration Income Fund had the following transactions with affiliated issuers during the period ended August 31, 2021:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)		Net Change in Appreciation (Depreciation)	Value at 8/31/2021	Shares as of 8/31/2021	Dividend Income
Lord Abbett Investment Trust-Convertible Fund-Class I	$100,197,430	$17,664,640	$(67,292,467)	$37,439,553	(a)	$(27,960,493)	$46,165,548	2,358,996	$781,525
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	72,451,949	42,075,741	(23,608,827)	2,095,394	(b)	(2,565,533)	88,246,260	7,851,091	727,749
Lord Abbett Securities Trust-Durable Growth Fund-Class I	138,510,505	108,811,445	(52,919,140)	12,442,608		18,054,387	224,899,805	8,892,835	–
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	186,825,204	5,393,432	(58,191,286)	(2,890,986)		(82,518)	131,053,846	25,348,906	4,858,208
Lord Abbett Investment Trust-Floating Rate Fund-Class I	49,064,070	8,073,884	(48,932,390)	1,460,609		(136,515)	9,529,658	1,133,134	1,381,367
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	438,857,261	82,027,492	(209,918,159)	89,181,673		47,765,398	447,913,665	23,611,685	–
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I	–	45,336,691	(43,681,433)	9,683,244		2,651,319	13,989,821	435,684	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	202,672,063	25,888,207	(100,968,764)	5,936,459		32,486,677	166,014,642	11,262,866	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	334,403,698	32,916,506	(59,442,741)	28,442,881		22,539,657	358,860,001	6,918,450	–
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	141,506,517	31,032,453	(43,956,129)	32,821,478	(c)	(12,044,077)	132,162,313	3,427,446	–
Lord Abbett Investment Trust-High Yield Fund-Class I	357,137,949	99,357,879	(16,017,750)	(479,842)		15,248,234	455,246,470	59,743,631	15,251,183

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Appreciation (Depreciation)	Value at 8/31/2021	Shares as of 8/31/2021	Dividend Income
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	$67,895,463	$51,798,578	$(20,428,657)	$469,284	$6,045,325	$105,779,993	8,606,997	$2,043,023
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I	39,023,370	1,160,868	(40,367,925)	1,021,851	(838,164)	–	–	390,987
Lord Abbett Securities Trust-International Equity Fund-Class I	133,084,907	1,862,489	(43,626,036)	7,196,051	12,980,545	111,497,956	6,204,672	1,862,489
Lord Abbett Securities Trust-International Value Fund-Class I	141,905,738	85,544,589	(22,385,082)	1,977,581	17,118,573	224,161,399	27,470,760	4,484,855
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	113,248,950	1,678,228	(21,438,515)	2,187,144	26,200,694	121,876,501	3,480,197	1,678,229
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	204,551,129	(183,222,800)	(70,444)	(36,531)	21,221,354	5,064,762	273,204
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	–	104,593,942	–	–	3,276,509	107,870,451	4,444,600	–
Total	$2,516,785,074	$949,768,193	$(1,056,398,101)	$228,914,538	$160,703,487	$2,766,489,683	206,256,712	$33,732,819

(a)	Includes $13,883,115 of distributed capital gains.
(b)	Includes $2,202,464 of distributed capital gains.
(c)	Includes $17,197,929 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)		Net Change in Appreciation (Depreciation)	Value at 8/31/2021	Shares as of 8/31/2021	Dividend Income
Lord Abbett Investment Trust-Convertible Fund-Class I	$37,508,242	$6,626,673	$(29,091,630)	$14,365,222	(a)	$(10,509,618)	$13,701,837	700,145	$274,756
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	150,689,362	28,646,741	(8,560,526)	4,898,169	(b)	(5,796,561)	165,042,148	14,683,465	1,722,412
Lord Abbett Securities Trust-Durable Growth Fund-Class I	42,273,949	50,758,282	(14,496,309)	3,972,881		7,244,377	89,753,180	3,548,959	–
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	85,644,633	2,333,502	(21,012,414)	(1,331,795)		122,941	65,756,867	12,718,930	2,341,155
Lord Abbett Investment Trust-Floating Rate Fund-Class I	23,806,638	18,139,394	(10,307,316)	289,356		375,807	32,303,879	3,841,127	993,633
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	164,189,573	2,123,918	(90,151,085)	38,831,672		9,338,683	124,332,761	6,554,178	–
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I	–	12,163,309	(9,780,414)	1,934,594		1,042,623	5,360,112	166,930	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	47,162,659	8,755,226	(9,075,869)	237,187		10,096,677	57,175,880	3,878,961	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	101,241,583	14,137,574	(12,693,447)	4,129,483		12,370,668	119,185,861	2,297,780	–
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	43,934,930	11,863,625	(20,498,237)	11,698,216	(c)	(5,791,858)	35,867,065	930,162	–
Lord Abbett Investment Trust-High Yield Fund-Class I	185,846,007	46,626,097	(5,847,026)	(186,145)		7,845,264	234,284,197	30,745,958	7,908,600
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	61,409,479	24,105,197	(4,915,474)	120,435		5,370,875	86,090,512	7,004,924	1,644,755

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund (continued)

Affiliated Issuer	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Appreciation (Depreciation)	Value at 8/31/2021	Shares as of 8/31/2021	Dividend Income
Lord Abbett Municipal Income Fund- Intermediate Tax-Free Fund-Class I	$95,365,566	$1,415,675	$(56,719,089)	$2,275,576	$(1,067,780)	$41,269,948	3,601,217	$1,450,525
Lord Abbett Securities Trust-International Equity Fund-Class I	66,271,678	909,482	(20,585,718)	4,907,360	5,188,668	56,691,470	3,154,784	909,483
Lord Abbett Securities Trust-International Value Fund-Class I	68,496,306	28,254,600	(10,156,816)	(408,169)	9,989,683	96,175,604	11,786,226	1,988,740
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	36,482,855	540,637	(7,676,978)	966,371	8,194,766	38,507,651	1,099,590	540,637
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	93,898,220	(83,481,126)	(25,941)	(19,172)	10,371,981	2,475,413	152,678
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	–	32,487,414	–	–	1,016,171	33,503,585	1,380,453	–
Total	$1,210,323,460	$383,785,566	$(415,049,474)	$86,674,472	$55,012,214	$1,305,374,538	110,569,202	$19,927,374

(a)	Includes $5,197,052 of distributed capital gains.
(b)	Includes $4,835,037 of distributed capital gains.
(c)	Includes $5,339,611 of distributed capital gains

Short Duration Income Fund

Affiliated Issuer	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss	)	Net Change in Appreciation (Depreciation)	Value at 8/31/2021	Shares as of 8/31/2021	Dividend Income
Oasis Petroleum Inc.(a)	$36,035,382	$ –	$(5)	$(53)		$55,201,615	$91,236,939	1,053,666	$5,400,038

(a)	Not affiliated at the beginning of the period.

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of August 31, 2021, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	1.67%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.19%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	8.13%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.74%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	0.34%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	16.19%
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I	0.51%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	6.00%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.97%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	4.78%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.46%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.82%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.03%
Lord Abbett Securities Trust-International Value Fund-Class I	8.10%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.41%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.77%
Lord Abbett Securities Trust - Value Opportunities Fund-Class I	3.90%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	1.05%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	12.64%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	6.88%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.04%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	2.47%
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I	9.52%
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I	0.41%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	4.38%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.13%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2.75%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.95%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.60%
Lord Abbett Municipal Income Fund, Inc.-Intermediate Tax-Free Fund-Class I	3.16%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.34%
Lord Abbett Securities Trust-International Value Fund-Class I	7.37%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2.95%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.79%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.57%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of August 31, 2021, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Convertible Fund

Ten Largest Holdings	% of Investments
Western Digital Corp., 1.50%, 02/01/2024	2.99%
Canopy Growth Corp. 4.25%, 07/15/2023	2.94%
Snap, Inc. 0.75%, 08/01/2026	2.67%
Broadcom, Inc., 8.00%, 09/30/2022	2.66%
Scorpio Tankers, Inc. (Monaco), 3.00%, 05/15/2025	2.57%
Danaher Corp., 4.75%, 04/15/2022	2.54%
NextEra Energy, Inc., 4.872%, 09/01/2022	2.49%
Wayfair, Inc. 0.625%, 10/01/2025	2.37%
Weibo Corp. (China), 1.25%, 11/15/2022	2.28%
Square, Inc. 0.25%, 11/01/2027	1.97%

Holding by Sector*	% of Investments
Communications	26.43%
Consumer Cyclical	12.68%
Consumer Non-cyclical	21.9%
Energy	3.79%
Financial Services	4.83%
Industrial	8.48%
Technology	17.65%
Utilities	3.28%
Repurchase Agreements	0.96%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.625%, 07/31/2026	7.99%
U.S. Treasury Bill, Zero coupon, 10/21/2021	7.03%
U.S. Treasury Note, 0.125%, 05/31/2023	5.72%
U.S. Treasury Bill, Zero coupon, 01/27/2022	4.76%
U.S. Treasury Note, 0.375%, 07/15/2024	4.68%
Federal National Mortgage Assoc., 3.00%	4.19%
U.S. Treasury Note, 0.125%, 06/30/2023	3.80%
U.S. Treasury Bond, 1.125%, 05/15/2040	3.07%
Federal National Mortgage Assoc., 2.50%	2.79%
U.S. Treasury Bond, 2.00%, 08/15/2051	2.20%

Holding by Sector*	% of Investments
Asset Backed Securities	14.51%
Basic Materials	1.17%
Communications	1.59%
Consumer Cyclical	1.23%
Consumer Discretionary	0.19%
Consumer Non-cyclical	2.62%
Energy	3.25%
Financial Services	8.46%
Foreign Government	0.68%
Health Care	0.18%
Industrial	1.11%
Mortgage Securities	6.44%
Technology	1.32%
U.S. Government	52.12%
Utilities	2.19%
Repurchase Agreements	3.94%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Durable Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	10.06%
Amazon.com, Inc.	7.65%
Alphabet, Inc. Class A	7.59%
Apple, Inc.	4.96%
Facebook, Inc. Class A	4.34%
NVIDIA Corp.	3.28%
PayPal Holdings, Inc.	2.53%
Mastercard, Inc. Class A	2.23%
salesforce.com, Inc.	2.14%
Home Depot, Inc. (The)	1.95%

Holding by Sector*	% of Investments
Basic Materials	0.85%
Communications	24.27%
Consumer Cyclical	8.41%
Consumer Non-cyclical	20.28%
Financial services	6.08%
Industrial	6.84%
Technology	32.51%
Repurchase Agreements	0.76%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Petroleos Mexicanos, 5.35%, 2/12/2028	1.76%
Oman Government International Bond, 4.75%, 6/15/2026	1.67%
Republic of Egypt, 3.875%, 2/16/2026	1.51%
Republic of South Africa, 4.30%, 10/12/2028	1.34%
Saudi International Bond, 3.45%, 2/2/2061	1.22%
Philippine Government International Bond, 2.65%, 12/10/2045	1.22%
State of Qatar, 3.25%, 6/2/2026	1.16%
Republic of Angola, 8.25%, 5/9/2028	1.16%
Ukraine Government, 7.375%, 9/25/2032	1.12%
Petronas Capital Ltd, 3.404%, 4/28/2061	1.05%

Holding by Sector*	% of Investments
Basic Materials	2.12%
Communications	0.90%
Consumer Non-Cyclical	1.70%
Energy	14.45%
Financial	6.66%
Government	65.57%
Industrials	0.89%
Technology	0.57%
Utilities	4.24%
Repurchase Agreements	2.90%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Floating rate Fund

Ten Largest Holdings	% of Investments
Invesco Senior Loan ETF	1.13%
ICON Luxembourg S.A.R.L. LUX Term Loan, 3.00% (3 Mo. LIBOR + 2.50%), 7/3/2028	0.84%
United Airlines, Inc. 2021 Term Loan B, 4.50% (3 Mo. LIBOR + 3.75%), 4/21/2028	0.71%
AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.50% (3 Mo. LIBOR + 4.75%), 4/20/2028	0.63%
Univision Communications Inc. 2021 Term Loan B, Zero Coupon, 5/5/2028	0.54%
Virgin Media Bristol LLC USD Term Loan N, 2.60% (1 Mo. LIBOR + 2.50%), 1/31/2028	0.51%
Jazz Financing Lux S.a.r.l. USD Term Loan, 4.00% (1 Mo. LIBOR + 3.50%), 5/5/2028	0.50%
Parexel International Corporation 2021 1st Lien Term Loan, Zero Coupon, 11/8/2028	0.49%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.835% (1 Mo. LIBOR + 2.75%), 12/23/2024	0.48%
Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.596% (1 Mo. + 2.596%), 9/18/2026	0.48%

Holding by Sector*	% of Investments
Aerospace	3.88%
Asset Backed Securities	0.14%
Basic Materials	0.91%
Chemicals	1.41%
Communications	1.42%
Consumer Cyclical	3.34%
Consumer Discretionary	0.27%
Consumer Durables	0.26%
Consumer Non-Cyclical	2.09%
Consumer Non-Durables	0.63%
Energy	4.42%
Financial	6.34%
Food/Tobacco	1.36%
Gaming/Leisure	5.05%
Health Care	13.30%
Housing	1.82%
Industrials	1.05%
Information Technology	14.15%
Manufacturing	5.01%
Media/Telecom	7.97%
Metals/Minerals	0.27%
Retail	3.96%
Service	6.50%
Technology	0.53%
Transportation	2.62%
Utilities	2.46%
Repurchase Agreements	8.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
CIT Group, Inc.	4.14%
Ameriprise Financial, Inc.	3.85%
Alphabet, Inc. Class A	3.79%
Caesars Entertainment, Inc.	3.76%
NRG Energy, Inc.	3.73%
Fidelity National Financial, Inc.	3.45%
KKR & Co., Inc.	3.39%
Wells Fargo & Co.	3.33%
AbbVie, Inc.	3.24%
Raytheon Technologies Corp.	3.23%

Holding by Sector*	% of Investments
Basic Materials	2.76%
Communications	9.73%
Consumer Cyclical	14.44%
Consumer Non-Cyclical	23.51%
Energy	6.37%
Financial	26.32%
Industrials	8.62%
Technology	3.18%
Utilities	3.73%
Repurchase Agreements	1.34%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
International Money Express, Inc.	3.07%
Bancorp, Inc. (The)	3.05%
Victory Capital Holdings, Inc. Class A	2.80%
Sculptor Capital Management, Inc.	2.77%
Valaris Ltd.	2.62%
Turning Point Brands, Inc.	2.57%
Masonite International Corp.	2.55%
Silicon Motion Technology Corp. ADR	2.51%
Sunstone Hotel Investors, Inc.	2.50%
Sally Beauty Holdings Inc.	2.34%

Holding by Sector*	% of Investments
Basic Materials	1.24%
Communications	3.07%
Consumer Cyclical	13.93%
Consumer Non-cyclical	14.67%
Energy	8.47%
Financial Services	39.49%
Industrials	13.98%
Technology	0.88%
Repurchase Agreements	4.27%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Alphabet, Inc. Class A	3.30%
UnitedHealth Group, Inc.	2.75%
Procter & Gamble Co. (The)	2.65%
Comcast Corp. Class A	2.22%
Morgan Stanley	2.19%
Raytheon Technologies Corp.	2.07%
Blackstone Group, Inc. (The)	2.06%
Medtronic plc	2.05%
Bristol-Myers Squibb Co.	1.95%
Citigroup, Inc.	1.91%

Holding by Sector*	% of Investments
Basic Materials	3.62%
Communications	7.23%
Consumer Cyclical	8.82%
Consumer Non-cyclical	23.65%
Energy	5.83%
Financial services	27.00%
Industrial	9.11%
Technology	10.54%
Utilities	3.29%
Repurchase Agreements	0.91%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Alphabet, Inc. Class A	8.55%
Microsoft Corp.	8.07%
Apple, Inc.	5.84%
Facebook, Inc. Class A	4.06%
NVIDIA Corp.	3.88%
Snap, Inc. Class A	2.32%
Intuitive Surgical, Inc.	2.15%
Align Technology, Inc.	2.12%
EPAM Systems, Inc.	2.06%
Crowdstrike Holdings, Inc. Class A	1.91%

Holding by Sector*	% of Investments
Communications	21.77%
Financial Services	5.63%
Industrial	7.08%
Technology	36.68%
Consumer Non-cyclical	15.58%
Consumer Cyclical	11.39%
Repurchase Agreements	1.88%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
DocuSign, Inc.	2.25%
DexCom, Inc.	2.09%
Chipotle Mexican Grill, Inc.	2.09%
Palo Alto Networks, Inc.	1.88%
Paycom Software, Inc.	1.87%
Agilent Technologies, Inc.	1.82%
Old Dominion Freight Line, Inc.	1.76%
Amphenol Corp. Class A	1.74%
SBA Communications Corp.	1.71%
Microchip Technology, Inc.	1.68%

Holding by Sector*	% of Investments
Communication Services	5.78%
Consumer Discretionary	13.61%
Consumer Staples	3.06%
Financial Services	5.51%
Health Care	22.16%
Industrials	11.28%
Information Technology	31.26%
Materials	3.91%
Real Estate	1.71%
Retail	0.14%
Repurchase Agreements	1.35%
Money Market Funds(a)	0.21%
Time Deposits(a)	0.02%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.21%
Ford Motor Co., 9.00%, 4/22/2025	0.97%
Occidental Petroleum Corp., 6.125%, 01/01/2031	0.75%
Kraft Heinz Foods Co., 4.375%, 06/01/2046	0.68%
Kraft Heinz Foods Co., 4.875%, 10/01/2049	0.68%
Netflix, Inc., 4.625%, 05/15/2029	0.63%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030	0.54%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/2027	0.49%
TransDigm, Inc., 5.50%, 11/15/2027	0.44%
Ford Motor Co., 4.75%, 01/15/2043	0.43%

Holding by Sector*	% of Investments
Asset Backed Securities	0.57%
Basic Industry	0.75%
Basic Materials	6.81%
Capital Goods	0.59%
Communications	9.63%
Consumer Cyclical	22.98%
Consumer Discretionary	0.13%
Consumer Goods	0.51%
Consumer Non-cyclical	12.72%
Energy	18.43%
Financial Services	9.08%
Foreign Government	0.31%
Health Care	0.33%
Industrials	6.49%
Leisure	0.65%
Materials	0.03%
Media	0.12%
Mortgage Securities	1.42%
Real Estate	0.14%
Retail	0.42%
Services	0.50%
Technology	4.12%
Technology & Electronics	0.58%
Telecommunications	0.10%
Transportation	0.21%
Utilities	2.27%
Money Market Funds(a)	0.10%
Time Deposits(a)	0.01%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.125%, 6/30/2023	7.48%
U.S. Treasury Bill, Zero Coupon, 1/27/2022	2.51%
U.S. Treasury Note, 0.625%, 7/31/2026	2.24%
U.S. Treasury Note, 0.125%, 5/31/2023	0.55%
Ford Motor Credit Co LLC, 5.584%, 3/18/2024	0.53%
BXHPP Trust 2021-FILM, 0.746%, 8/15/20236	0.51%
Suncor Energy Ventures Corp., 4.50%, 4/1/2022	0.49%
Charter Communications Operating, LLC 2019 Term Loan B1, 1.84% (1 Mo. LIBOR + 1.75%), 4/30/2025	0.45%
UBS AG, 5.125%, 5/15/2024	0.45%
Dell International LLC 2021 Term Loan B, 2.00% (1 Mo. LIBOR + 1.75%), 9/19/2025	0.44%

Holding by Sector*	% of Investments
Asset Backed Securities	19.32%
Basic Materials	1.79%
Communications	1.63%
Consumer Cyclical	7.82%
Consumer Discretionary	0.11%
Consumer Non-Cyclical	3.20%
Consumer Services	0.72%
Consumer Staples	0.19%
Diversified	0.01%
Energy	8.05%
Financial	13.53%
Financial Services	1.32%
Government	13.39%
Health Care	1.10%
Industrials	2.44%
Manufacturing	0.15%
Materials and Processing	0.57%
Mortgage Securities	13.76%
Other	0.39%
Producer Durables	0.12%
Technology	2.84%
Telecommunications	0.47%
Transportation	0.22%
Utilities	4.39%
Repurchase Agreements	2.48%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Municipal Income Fund, Inc. - Intermediate Tax Free Fund

Ten Largest Holdings	% of Investments
Buckeye Tabacco, 5.00%, 6/1/2055	0.92%
PEFA Gas - Goldman Sachs, 5.00%, 9/1/2049	0.59%
TEAC - Goldman Sachs, 5.00%, 5/1/2052	0.51%
NYC Muni Water, 0.01%, 6/15/2045	0.49%
NJ Trans Trust Fund, 5.00%, 12/15/2033	0.48%
KY Public Energy Auth - Peak Energy, 4.00%, 2/1/2050	0.47%
CA State GO, 4.00%, 3/1/2036	0.40%
PR Corp Sales Tax, 4.329%, 7/1/2040	0.40%
Atlanta Arpt - PFC AMT, 4.00%, 7/1/2034	0.37%
CT State GO, 4.00%, 1/15/2036	0.37%

Holding by Credit Rating	% of Investments
AAA	2.96%
AA+	3.47%
Aa1	0.66%
AA	9.47%
Aa2	3.53%
AA-	4.77%
Aa3	7.08%
A+	6.30%
A1	4.43%
A	7.05%
A2	6.64%
A-	4.32%
A3	5.66%
BBB+	5.13%
Baa1	4.22%
BBB	4.65%
Baa2	1.21%
BBB-	2.85%
Baa3	2.37%
BB+	1.07%
Ba1	0.61%
BB	1.61%
Ba2	0.03%
BB-	1.03%
Ba3	0.41%
B+	0.05%
B1	0.33%
B	0.11%
B-	0.54%
Caa1	0.05%
CCC	0.75%
D	0.16%
NR	6.48%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA Registered Shares	2.25%
ASML Holding NV	2.22%
Novo Nordisk A/S Class B	1.76%
L’Oreal SA	1.71%
LVMH Moet Hennessy Louis Vuitton SE	1.70%
Roche Holding AG	1.69%
Lonza Group AG	1.68%
AstraZeneca plc	1.65%
Deutsche Post AG Registered Shares	1.59%
Toyota Motor Corp.	1.54%

Holding by Sector*	% of Investments
Basic Materials	4.12%
Communications	2.63%
Consumer Cyclical	14.61%
Consumer Non-cyclical	19.53%
Energy	3.89%
Financial	19.23%
Industrial	22.04%
Technology	8.42%
Utilities	2.55%
Repurchase Agreements	2.98%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Sanofi	2.57%
Royal Dutch Shell plc Class A ADR	2.36%
UBS Group AG	2.16%
BHP Group Ltd.	1.94%
AXA SA	1.92%
Koninklijke Ahold Delhaize NV	1.88%
Denso Corp.	1.85%
Deutsche Post AG Registered Shares	1.85%
Cie de Saint-Gobain	1.83%
Credit Agricole SA	1.82%

Holding by Sector*	% of Investments
Basic Materials	4.86%
Communications	1.42%
Consumer Cyclical	11.36%
Consumer Non-cyclical	17.13%
Energy	6.79%
Financial	29.22%
Industrial	15.16%
Technology	3.90%
Utilities	5.58%
Repurchase Agreements	4.58%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Ameriprise Financial, Inc.	2.17%
CIT Group, Inc.	1.97%
NetApp, Inc.	1.96%
KKR & Co., Inc.	1.87%
Hubbell, Inc.	1.82%
Masco Corp.	1.79%
NRG Energy, Inc.	1.77%
East West Bancorp, Inc.	1.75%
Discover Financial Services	1.74%
Williams-Sonoma, Inc.	1.73%

Holding by Sector*	% of Investments
Basic Materials	4.29%
Communications	4.96%
Consumer Cyclical	13.90%
Consumer Non-cyclical	16.30%
Energy	5.44%
Financial services	29.50%
Industrial	13.75%
Technology	5.73%
Utilities	5.58%
Repurchase Agreements	0.55%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.125%, 06/30/2023	3.85%
U.S. Treasury Note, 0.125%, 05/31/2023	2.22%
U.S. Treasury Bill, 0.00%, 01/27/2022	1.63%
U.S. Treasury Note, 0.375%, 07/15/2024	1.27%
Boeing Company The Delayed Draw Term Loan, 1.3689%, 02/07/2022	0.72%
MRA Issuance Trust 2021-4 A, 1.2958%, 04/07/2022	0.64%
MRA Issuance Trust 2021-4 A2, 1.2958%, 04/07/2022	0.56%
Comcast Hulu Holdings, LLC Term Loan A, 0.9596%, 03/15/2024	0.44%
DBWF Mortgage Trust 2018-AMXP A, 3.8731%, 05/05/2035	0.43%
Citigroup, Inc., 3.1060%, 04/08/2026	0.41%

Holding by Sector*	% of Investments
Automotive	3.73%
Basic Industry	0.10%
Capital Goods	0.94%
Communications	0.14%
Consumer Cyclicals	1.91%
Consumer Discretionary	0.70%
Consumer Services	1.08%
Consumer Staples	0.37%
Consumer, Non-cyclical	0.12%
Energy	7.15%
Financial Services	55.12%
Foreign Government	0.69%
Health Care	3.15%
Integrated Oils	0.05%
Materials and Processing	1.65%
Municipals	0.06%
Other	0.78%
Producer Durables	1.54%
Technology	4.57%
Telecommunications	0.44%
Transportation	0.67%
U.S. Government	9.87%
Utilities	2.50%
Repurchase Agreements	2.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
Charles River Laboratories International, Inc.	2.02%
Crane Co.	1.98%
Carlisle Cos., Inc.	1.92%
Generac Holdings, Inc.	1.89%
Entegris, Inc.	1.89%
PerkinElmer, Inc.	1.86%
Valvoline, Inc.	1.84%
Hill-Rom Holdings, Inc.	1.84%
BJ’s Wholesale Club Holdings, Inc.	1.81%
Avery Dennison Corp.	1.81%

Holding by Sector*	% of Investments
Basic Materials	4.71%
Communications	2.98%
Consumer Cyclical	16.12%
Consumer Non-cyclical	24.16%
Energy	3.10%
Financial Services	20.98%
Industrial	17.02%
Technology	8.48%
Utilities	2.45%
Total	100.00%

*	A sector may comprise several industries.

QPHR-INV-3Q
(10/21)